UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.82%

REITs - APARTMENTS—17.30%
Apartment Investment and Management Co. Class A(a)	1,341,556	$12,583,795
AvalonBay Communities Inc.(a)	911,081	53,024,914
BRE Properties Inc. Class A	584,471	13,869,497
Camden Property Trust	712,214	21,017,435
Equity Residential	3,117,066	74,809,584
Essex Property Trust Inc.(a)	306,239	19,908,597
UDR Inc.	1,701,155	17,777,070

		212,990,892
REITs - DIVERSIFIED—15.11%
Cousins Properties Inc.(a)	499,512	4,305,793
Digital Realty Trust Inc.(a)	871,351	35,333,283
Duke Realty Corp.	2,445,236	23,205,290
Liberty Property Trust	1,156,024	32,102,786
Vornado Realty Trust(a)	1,783,368	90,987,435

		185,934,587
REITs - HEALTH CARE—15.73%
HCP Inc.	3,106,811	80,031,451
Health Care REIT Inc.(a)	1,264,375	50,650,863
Ventas Inc.	1,783,934	62,972,870

		193,655,184
REITs - HOTELS—4.97%
Host Hotels & Resorts Inc.	6,735,258	61,156,143

		61,156,143
REITs - OFFICE PROPERTY—12.97%
Alexandria Real Estate Equities Inc.(a)	450,047	17,151,291
Boston Properties Inc.(a)	1,556,853	82,357,524
Douglas Emmett Inc.	1,367,532	13,894,125
Mack-Cali Realty Corp.	873,182	24,370,510
SL Green Realty Corp.(a)	849,203	21,892,453

		159,665,903
REITs - REGIONAL MALLS—9.88%
Macerich Co. (The)(a)	904,595	17,793,384
Simon Property Group Inc.	1,862,541	103,780,785

		121,574,169
REITs - SHOPPING CENTERS—9.79%
Federal Realty Investment Trust(a)	674,732	38,493,461
Kimco Realty Corp.	3,563,998	35,069,740
Regency Centers Corp.	899,236	28,847,491
Weingarten Realty Investors	1,170,566	18,061,833

		120,472,525

REITs - STORAGE—7.89%
Public Storage	1,337,378	97,053,521

		97,053,521
REITs - WAREHOUSE/INDUSTRIAL—6.18%
AMB Property Corp.	1,596,400	31,624,685
ProLogis	5,059,088	44,469,384

		76,094,069

TOTAL COMMON STOCKS
(Cost: $2,263,119,859)		1,228,596,993

Security	Shares	Value

SHORT-TERM INVESTMENTS—19.09%

MONEY MARKET FUNDS—19.09%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(b)(c)(d)	204,429,164	204,429,164
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(b)(c)(d)	28,307,378	28,307,378
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(b)(c)	2,229,041	2,229,041

		234,965,583

TOTAL SHORT-TERM INVESTMENTS
(Cost: $234,965,583)		234,965,583

TOTAL INVESTMENTS IN SECURITIES—118.91%
(Cost: $2,498,085,442)		1,463,562,576
Other Assets, Less Liabilities—(18.91)%		(232,757,967)

NET ASSETS—100.00%		$1,230,804,609

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES INTERNATIONAL SELECT DIVIDEND INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.14%

AUSTRALIA—29.51%
Amcor Ltd.	66,204	$272,442
Australia and New Zealand Banking Group Ltd.	83,700	1,289,391
Australian Pipeline Trust	92,664	217,242
Billabong International Ltd.	109,728	839,246
Bradken Ltd.	114,426	502,276
Commonwealth Bank of Australia	83,376	2,966,666
CSR Ltd.	86,292	133,076
David Jones Ltd.	254,394	1,087,061
Felix Resources Ltd.	51,300	763,404
Lend Lease Corp. Ltd.	97,146	625,908
Lion Nathan Ltd.	49,518	482,063
Macquarie Airports	97,038	200,875
Macquarie Infrastructure Group	83,214	100,311
Mirvac Group	228,809	242,531
National Australia Bank Ltd.	88,020	1,780,358
Orica Ltd.	24,678	460,791
Qantas Airways Ltd.	88,128	169,975
Sims Metal Management Ltd.	69,012	1,597,842
SP AusNet	1,705,050	1,105,645
Stockland Corp. Ltd.	132,288	346,430
Suncorp-Metway Ltd.	115,085	679,299
Telstra Corp. Ltd.	20,844	61,170
United Group Ltd.	6,966	69,552
Wesfarmers Ltd.	107,784	2,316,321
Westfield Group	73,278	690,220
Westpac Banking Corp.	77,976	1,406,062
WorleyParsons Ltd.	53,514	1,148,258

		21,554,415
AUSTRIA—3.58%
Oesterreichische Post AG	26,136	797,779
OMV AG	21,168	835,804
voestalpine AG	35,532	980,811

		2,614,394
CANADA—2.71%
Bank of Montreal	20,952	1,046,922
Manitoba Telecom Services Inc.	14,976	479,299
Russel Metals Inc.	25,488	393,719
Sherritt International Corp.	10,704	60,693

		1,980,633
FINLAND—8.51%
Cargotec Corp. Class B	50,274	937,279
Kesko OYJ Class B	36,612	960,273
Konecranes OYJ	26,190	710,314
Metso OYJ	72,576	1,521,811
Rautaruukki OYJ	54,972	1,183,077
YIT OYJ	69,174	903,238

		6,215,992

FRANCE—6.16%
Credit Agricole SA	34,020	483,042
France Telecom SA	23,166	575,091
PPR SA	19,980	2,214,860
Schneider Electric SA	7,344	663,658
Veolia Environnement	9,774	334,372
Vivendi SA	8,856	226,315

		4,497,338
GERMANY—2.36%
BASF SE	19,278	960,971
RWE AG	9,072	762,063

		1,723,034
GREECE—0.56%
Hellenic Telecommunications Organization SA SP ADR	52,198	409,232

		409,232
HONG KONG—10.63%
CLP Holdings Ltd.	108,000	734,395
COSCO Pacific Ltd.	108,000	150,781
Esprit Holdings Ltd.	97,200	702,344
Hongkong Electric Holdings Ltd.	108,000	595,738
Industrial and Commercial Bank of China (Asia) Ltd.	270,000	510,732
Orient Overseas International Ltd.	216,000	1,209,592
Television Broadcasts Ltd.	54,000	236,205
TPV Technology Ltd.	324,000	176,004
VTech Holdings Ltd.	432,000	3,079,722
Yue Yuen Industrial Holdings Ltd.	135,000	366,675

		7,762,188
ITALY—6.59%
ACEA SpA	166,698	1,885,962
Enel SpA	119,240	644,513
Eni SpA	71,550	1,656,515
Milano Assicurazioni SpA	153,784	521,085
Telecom Italia SpA	69,768	108,607

		4,816,682
NETHERLANDS—1.88%
Koninklijke BAM Groep NV	101,952	887,491
Koninklijke KPN NV	32,400	484,386

		1,371,877
NEW ZEALAND—2.01%
Fletcher Building Ltd.	222,426	1,051,397
Telecom Corp. of New Zealand Ltd.	228,042	417,365

		1,468,762
NORWAY—0.11%
Fred Olsen Energy ASA	2,222	80,478

		80,478
SINGAPORE—7.39%
Jardine Cycle & Carriage Ltd.	108,000	1,767,484
Keppel Corp. Ltd.	54,000	314,178
Raffles Education Corp. Ltd.	918,000	413,786
SembCorp Industries Ltd.	216,000	480,816
Singapore Petroleum Co. Ltd.	432,000	1,866,343
Straits Asia Resources Ltd.	108,000	159,523
UOL Group Ltd.	162,000	393,190

		5,395,320

SPAIN—0.68%
Gas Natural SDG SA	26,892	500,596

		500,596
SWEDEN—3.66%
Peab AB	232,794	1,073,652
Sandvik AB	63,288	597,237
SSAB AB Class A	61,236	794,312
TeliaSonera AB	32,778	208,313

		2,673,514
UNITED KINGDOM—12.80%
Aviva PLC	121,068	703,999
BP PLC	25,650	211,429
BT Group PLC	118,152	248,080
Close Brothers Group PLC	130,356	1,494,405
Dairy Crest Group PLC	188,892	1,031,062
DS Smith PLC	228,366	283,947
Hays PLC	123,336	194,760
HMV Group PLC	134,190	242,489
HSBC Holdings PLC	134,730	1,353,016
IMI PLC	114,912	647,723
Provident Financial PLC	127,764	1,709,335
Rexam PLC	89,792	351,314
Royal Dutch Shell PLC Class A	4,590	119,998
Tomkins PLC	218,602	641,465
Vodafone Group PLC	56,268	114,459

		9,347,481

TOTAL COMMON STOCKS
(Cost: $63,907,256)		72,411,936

Security	Shares	Value

RIGHTS—0.08%

UNITED KINGDOM—0.08%
Rexam PLC(a)	38,468	54,845

		54,845

TOTAL RIGHTS
(Cost: $0)		54,845

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.05%

MONEY MARKET FUNDS—0.05%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(b)(c)	35,342	35,342

		35,342

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,342)		35,342

TOTAL INVESTMENTS IN SECURITIES—99.27%
(Cost: $63,942,598)		72,502,123
Other Assets, Less Liabilities—0.73%		534,899

NET ASSETS—100.00%		$73,037,022

SP ADR  -  Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.78%

AEROSPACE & DEFENSE—2.30%
General Dynamics Corp.	733,974	$40,654,820
Northrop Grumman Corp.	771,971	34,414,467

		75,069,287
AGRICULTURE—2.63%
Altria Group Inc.	1,993,932	34,953,628
Universal Corp.(a)	1,332,624	50,732,996

		85,686,624
APPAREL—1.99%
VF Corp.	1,005,994	65,077,752

		65,077,752
BANKS—6.84%
BancorpSouth Inc.	1,078,725	24,271,313
Bank of Hawaii Corp.	1,065,355	40,877,671
BB&T Corp.	1,625,723	37,196,542
F.N.B. Corp.	2,144,210	16,639,070
First BanCorp (Puerto Rico)	703,363	2,180,425
FirstMerit Corp.	1,418,268	26,493,246
Trustmark Corp.	1,200,065	23,881,294
United Bancshares Inc.	910,356	18,443,813
Valley National Bancorp	1,231,404	15,663,459
Wilmington Trust Corp.	1,514,199	17,398,147

		223,044,980
BEVERAGES—1.15%
Coca-Cola Co. (The)	751,214	37,440,506

		37,440,506
BUILDING MATERIALS—0.97%
Masco Corp.	2,278,902	31,745,105

		31,745,105
CHEMICALS—8.21%
Dow Chemical Co. (The)	2,026,891	42,909,282
Eastman Chemical Co.	1,442,432	71,631,172
International Flavors & Fragrances Inc.	770,694	27,174,670
PPG Industries Inc.	1,168,991	64,294,505
RPM International Inc.	1,482,212	23,656,104
Sensient Technologies Corp.	797,852	20,097,892
Valspar Corp. (The)	710,366	17,986,467

		267,750,092
COMMERCIAL SERVICES—1.96%
Deluxe Corp.	2,280,139	35,684,175
R.R. Donnelley & Sons Co.	2,042,557	28,391,542

		64,075,717
COSMETICS & PERSONAL CARE—0.93%
Avon Products Inc.	933,818	30,237,027

		30,237,027

DISTRIBUTION & WHOLESALE—2.96%
Genuine Parts Co.	956,019	33,862,193
Watsco Inc.	1,193,398	62,605,659

		96,467,852
ELECTRIC—19.66%
Alliant Energy Corp.	1,096,377	28,681,222
American Electric Power Co. Inc.	1,284,282	39,761,371
Black Hills Corp.	1,330,284	34,600,687
CenterPoint Energy Inc.	1,378,704	16,613,383
Cleco Corp.	837,899	19,849,827
DPL Inc.	1,252,493	29,997,207
DTE Energy Co.	1,451,190	50,008,007
Edison International	873,635	28,235,883
Entergy Corp.	871,629	70,017,958
FirstEnergy Corp.	945,045	38,935,854
FPL Group Inc.	838,353	47,509,465
Northeast Utilities	841,448	19,361,718
OGE Energy Corp.	1,351,732	40,687,133
Pinnacle West Capital Corp.	1,665,749	53,237,338
PPL Corp.	1,046,440	35,359,208
SCANA Corp.	1,242,019	43,905,372
TECO Energy Inc.	1,579,001	21,300,723
UniSource Energy Corp.	847,518	23,391,497

		641,453,853
ELECTRICAL COMPONENTS & EQUIPMENT—2.34%
Emerson Electric Co.	939,217	34,168,714
Hubbell Inc. Class B	1,134,338	42,333,494

		76,502,208
ENVIRONMENTAL CONTROL—1.45%
Republic Services Inc.	872,438	23,206,851
Waste Management Inc.	856,894	24,087,290

		47,294,141
FOOD—3.07%
General Mills Inc.	669,026	39,412,322
Kraft Foods Inc. Class A	1,020,135	28,910,626
Sara Lee Corp.	1,129,241	12,015,124
Sysco Corp.	841,208	19,987,102

		100,325,174
FOREST PRODUCTS & PAPER—1.20%
MeadWestvaco Corp.	2,003,031	39,039,074

		39,039,074
GAS—5.74%
AGL Resources Inc.	1,365,174	45,897,150
New Jersey Resources Corp.	846,723	32,683,508
Nicor Inc.	1,268,668	46,230,262
NiSource Inc.	1,963,889	25,314,529
Sempra Energy	710,832	37,268,922

		187,394,371
HOUSEHOLD PRODUCTS & WARES—5.74%
Avery Dennison Corp.	1,295,986	34,641,706
Clorox Co. (The)	835,364	50,965,558
Kimberly-Clark Corp.	1,058,884	61,891,770
Tupperware Brands Corp.	1,164,876	39,687,325

		187,186,359

INSURANCE—5.46%
Allstate Corp. (The)	1,503,304	40,453,911
Arthur J. Gallagher & Co.	1,325,353	30,350,584
Cincinnati Financial Corp.	1,375,720	33,223,638
Mercury General Corp.	1,332,026	46,714,152
Zenith National Insurance Corp.	1,151,117	27,477,163

		178,219,448
IRON & STEEL—0.44%
Steel Dynamics Inc.	874,656	14,309,372

		14,309,372
MACHINERY—2.40%
Briggs & Stratton Corp.	1,521,255	26,119,948
Caterpillar Inc.	644,551	28,398,917
Joy Global Inc.	642,562	23,890,455

		78,409,320
MANUFACTURING—4.51%
Eaton Corp.	1,047,722	54,397,726
General Electric Co.	1,728,211	23,158,027
Honeywell International Inc.	891,147	30,922,801
Leggett & Platt Inc.	1,653,906	28,695,269
Trinity Industries Inc.	709,458	9,904,034

		147,077,857
MEDIA—0.80%
McGraw-Hill Companies Inc. (The)	834,951	26,175,714

		26,175,714
METAL FABRICATE & HARDWARE—1.16%
Commercial Metals Co.	955,849	15,809,742
Timken Co. (The)	1,084,013	22,092,185

		37,901,927
OFFICE & BUSINESS EQUIPMENT—0.91%
Pitney Bowes Inc.	1,435,615	29,645,450

		29,645,450
OIL & GAS—2.95%
Chevron Corp.	767,727	53,333,995
Patterson-UTI Energy Inc.	1,366,008	18,864,570
Sunoco Inc.	979,902	24,193,780

		96,392,345
PACKAGING & CONTAINERS—0.86%
Sonoco Products Co.	1,065,516	28,214,864

		28,214,864
PHARMACEUTICALS—4.37%
Bristol-Myers Squibb Co.	1,363,532	29,643,186
Eli Lilly and Co.	1,241,230	43,306,515
Merck & Co. Inc.	1,353,804	40,627,658
Pfizer Inc.	1,817,193	28,947,884

		142,525,243
PIPELINES—1.38%
ONEOK Inc.	1,355,768	44,875,921

		44,875,921
RETAIL—1.67%
Darden Restaurants Inc.	939,989	30,446,244
Home Depot Inc. (The)	928,510	24,085,549

		54,531,793

SAVINGS & LOANS—1.97%
Astoria Financial Corp.	1,536,537	14,919,774
First Niagara Financial Group Inc.	915,539	12,039,338
New York Community Bancorp Inc.	2,157,978	23,608,279
People’s United Financial Inc.	838,135	13,619,694

		64,187,085
TELECOMMUNICATIONS—1.09%
AT&T Inc.	1,351,451	35,448,560

		35,448,560
TOYS, GAMES & HOBBIES—0.67%
Mattel Inc.	1,239,617	21,792,467

		21,792,467

TOTAL COMMON STOCKS
(Cost: $3,694,445,190)		3,255,497,488

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.15%

MONEY MARKET FUNDS—0.15%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(a)(b)	4,782,982	4,782,982

		4,782,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,782,982)		4,782,982

TOTAL INVESTMENTS IN SECURITIES—99.93%
(Cost: $3,699,228,172)		3,260,280,470
Other Assets, Less Liabilities—0.07%		2,255,557

NET ASSETS—100.00%		$3,262,536,027

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.91%

AIRLINES—6.56%
AMR Corp.(a)(b)	621,566	$3,325,378
Continental Airlines Inc. Class B(a)(b)	586,800	6,554,556
JetBlue Airways Corp.(a)(b)	759,203	3,879,527
Southwest Airlines Co.	1,036,038	8,132,898

		21,892,359
TRANSPORTATION—88.68%
Alexander & Baldwin Inc.	530,784	15,509,509
Burlington Northern Santa Fe Corp.	484,404	38,069,310
C.H. Robinson Worldwide Inc.	290,842	15,859,614
Con-way Inc.	549,675	25,037,696
CSX Corp.	395,655	15,873,679
Expeditors International Washington Inc.	468,609	15,899,903
FedEx Corp.	492,323	33,399,192
J.B. Hunt Transport Services Inc.	565,407	15,803,126
Landstar System Inc.	432,422	15,861,239
Norfolk Southern Corp.	371,490	16,066,943
Overseas Shipholding Group Inc.(b)	455,117	15,633,269
Ryder System Inc.	454,135	15,953,763
Union Pacific Corp.	487,043	28,014,713
United Parcel Service Inc. Class B	518,555	27,861,960
YRC Worldwide Inc.(a)(b)	767,020	1,073,828

		295,917,744
TRUCKING & LEASING—4.67%
GATX Corp.	618,050	15,587,221

		15,587,221

TOTAL COMMON STOCKS
(Cost: $428,840,424)		333,397,324

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.59%

MONEY MARKET FUNDS—2.59%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	7,416,661	7,416,661
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	1,026,988	1,026,988
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	198,730	198,730

		8,642,379

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,642,379)	8,642,379

TOTAL INVESTMENTS IN SECURITIES—102.50%
(Cost: $437,482,803)	342,039,703
Other Assets, Less Liabilities—(2.50)%	(8,347,030)

NET ASSETS—100.00%	$333,692,673

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. AEROSPACE & DEFENSE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

ADVANCED MATERIALS/PRODUCTS—3.10%
Ceradyne Inc.(a)	91,990	$1,660,420
Hexcel Corp.(a)	214,436	2,189,392

		3,849,812
AEROSPACE/DEFENSE—44.52%
Boeing Co. (The)	197,708	8,483,650
Cubic Corp.	49,726	1,947,270
Esterline Technologies Corp.(a)	77,156	2,193,545
General Dynamics Corp.	134,328	7,440,428
Lockheed Martin Corp.	109,133	8,158,783
Northrop Grumman Corp.	147,812	6,589,459
Raytheon Co.	170,007	7,981,829
Rockwell Collins Inc.	117,445	4,956,179
Spirit AeroSystems Holdings Inc. Class A(a)	185,314	2,410,935
Teledyne Technologies Inc.(a)	71,597	2,343,370
TransDigm Group Inc.(a)	72,481	2,775,297

		55,280,745
AEROSPACE/DEFENSE - EQUIPMENT—28.80%
AAR Corp.(a)(b)	119,415	2,284,409
Alliant Techsystems Inc.(a)	41,124	3,237,281
BE Aerospace Inc.(a)	181,402	2,931,456
Curtiss-Wright Corp.	86,759	2,865,650
Goodrich Corp.	96,966	4,980,174
HEICO Corp. Class A	63,264	1,789,106
Moog Inc. Class A(a)	90,134	2,430,013
Orbital Sciences Corp.(a)	139,343	1,886,704
Triumph Group Inc.	47,292	1,888,842
United Technologies Corp.	210,458	11,463,647

		35,757,282
AUTOMOTIVE - MEDIUM & HEAVY DUTY TRUCKS—0.90%
Force Protection Inc.(a)	215,043	1,111,772

		1,111,772
DIVERSIFIED MANUFACTURING OPERATIONS—3.46%
Textron Inc.	319,893	4,299,362

		4,299,362
ELECTRONIC MEASURING INSTRUMENTS—4.31%
Axsys Technologies Inc.(a)	32,979	1,769,983
FLIR Systems Inc.(a)	166,786	3,584,231

		5,354,214
ELECTRONIC SECURITY DEVICES—1.31%
Taser International Inc.(a)	309,571	1,622,152

		1,622,152

ELECTRONICS - MILITARY—4.70%
L-3 Communications Holdings Inc.	77,370	5,841,435

		5,841,435
ENTERPRISE SOFTWARE/SERVICES—2.27%
ManTech International Corp. Class A(a)	52,762	2,812,215

		2,812,215
METAL PROCESSORS & FABRICATORS—6.50%
Precision Castparts Corp.	77,176	6,159,417
RBC Bearings Inc.(a)	80,742	1,913,585

		8,073,002

TOTAL COMMON STOCKS
(Cost: $204,417,830)		124,001,991

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.96%

MONEY MARKET FUNDS—0.96%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	957,062	957,062
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	132,525	132,525
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	100,722	100,722

		1,190,309

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,190,309)		1,190,309

TOTAL INVESTMENTS IN SECURITIES—100.83%
(Cost: $205,608,139)		125,192,300
Other Assets, Less Liabilities—(0.83)%		(1,027,606)

NET ASSETS—100.00%		$124,164,694

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

CHEMICALS—53.35%
A. Schulman Inc.	47,007	$1,001,719
Air Products and Chemicals Inc.	395,323	29,491,096
Airgas Inc.	139,795	6,232,061
Albemarle Corp.	183,058	5,438,653
Ashland Inc.	133,332	4,418,622
Cabot Corp.	101,330	1,854,339
Celanese Corp. Series A	287,367	7,385,332
CF Industries Holdings Inc.	112,789	8,903,564
Cytec Industries Inc.	95,332	2,392,833
Dow Chemical Co. (The)	2,125,294	44,992,474
E.I. du Pont de Nemours and Co.	1,696,649	52,477,354
Eastman Chemical Co.	136,820	6,794,481
Ecolab Inc.	340,523	14,135,110
FMC Corp.	145,698	7,086,751
H.B. Fuller Co.	97,116	1,957,859
Huntsman Corp.	326,901	2,007,172
International Flavors & Fragrances Inc.	157,314	5,546,892
Intrepid Potash Inc.(a)(b)	85,503	2,159,806
Lubrizol Corp.	134,719	7,804,272
Minerals Technologies Inc.	37,339	1,623,126
Mosaic Co. (The)	298,041	15,542,838
NewMarket Corp.	21,776	1,647,354
Olin Corp.	138,331	1,907,584
OM Group Inc.(a)	61,546	2,071,638
PPG Industries Inc.	331,293	18,221,115
Praxair Inc.	617,699	48,291,708
Rockwood Holdings Inc.(a)	101,881	1,825,708
RPM International Inc.	257,635	4,111,855
Sensient Technologies Corp.	97,738	2,462,020
Sigma-Aldrich Corp.	209,476	10,630,907
Terra Industries Inc.	200,075	5,834,187
Valspar Corp. (The)	186,104	4,712,153
W.R. Grace & Co.(a)	121,118	2,014,192

		332,976,775
COAL—8.93%
Alpha Natural Resources Inc.(a)(b)	140,730	4,687,716
Arch Coal Inc.	320,495	5,579,818
CONSOL Energy Inc.	361,696	12,851,059
Foundation Coal Holdings Inc.	89,372	3,211,136
International Coal Group Inc.(a)	214,821	665,945
Massey Energy Co.	170,966	4,547,696
Patriot Coal Corp.(a)(b)	154,171	1,290,411
Peabody Energy Corp.	534,007	17,680,972
Walter Energy Inc.	105,728	5,218,734

		55,733,487

ENVIRONMENTAL CONTROL—0.22%
Calgon Carbon Corp.(a)	108,439	1,373,922

		1,373,922
FOREST PRODUCTS & PAPER—2.80%
Domtar Corp.(a)	82,205	1,558,607
International Paper Co.	796,092	14,974,490
Wausau Paper Corp.	98,995	930,553

		17,463,650
HOUSEHOLD PRODUCTS & WARES—0.97%
Avery Dennison Corp.	225,888	6,037,986

		6,037,986
IRON & STEEL—10.52%
AK Steel Holding Corp.	218,786	4,303,521
Allegheny Technologies Inc.	183,731	4,975,435
Carpenter Technology Corp.	88,397	1,652,140
Cliffs Natural Resources Inc.	257,497	7,052,843
Nucor Corp.	570,696	25,378,851
Reliance Steel & Aluminum Co.	128,332	4,326,072
Steel Dynamics Inc.	418,072	6,839,658
United States Steel Corp.	279,964	11,128,569

		65,657,089
MANUFACTURING—0.11%
Tredegar Corp.	48,812	714,608

		714,608
METAL FABRICATE & HARDWARE—0.87%
Commercial Metals Co.	224,710	3,716,703
Worthington Industries Inc.	128,996	1,705,327

		5,422,030
MINING—22.11%
Alcoa Inc.	1,948,429	22,913,525
Coeur d’Alene Mines Corp.(a)	137,765	1,956,263
Compass Minerals International Inc.	64,784	3,445,861
Freeport-McMoRan Copper & Gold Inc.	824,713	49,730,194
Hecla Mining Co.(a)(b)	436,112	1,373,753
Kaiser Aluminum Corp.	30,800	1,018,248
Newmont Mining Corp.	956,523	39,552,226
Royal Gold Inc.	80,871	3,322,181
RTI International Metals Inc.(a)(b)	46,267	821,702
Southern Copper Corp.	423,953	10,921,029
Stillwater Mining Co.(a)	90,732	606,997
Titanium Metals Corp.	171,615	1,436,418
USEC Inc.(a)(b)	221,947	858,935

		137,957,332

TOTAL COMMON STOCKS
(Cost: $822,016,237)		623,336,879

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.45%

MONEY MARKET FUNDS—1.45%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	7,038,173	7,038,173
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	974,578	974,578
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	1,033,854	1,033,854

		9,046,605

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,046,605)		9,046,605

TOTAL INVESTMENTS IN SECURITIES—101.33%
(Cost: $831,062,842)		632,383,484
Other Assets, Less Liabilities—(1.33)%		(8,295,907)

NET ASSETS—100.00%		$624,087,577

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BROKER-DEALERS INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.82%
FINANCE - INVESTMENT BANKER/BROKER—71.02%
Charles Schwab Corp. (The)	758,465	$13,553,770
E*TRADE Financial Corp.(a)(b)	5,237,423	7,856,134
GFI Group Inc.	532,280	3,433,206
Goldman Sachs Group Inc. (The)	144,893	23,661,027
Greenhill & Co. Inc.(b)	67,192	5,060,901
Interactive Brokers Group Inc. Class A(a)	281,307	5,285,759
Investment Technology Group Inc.(a)	226,538	5,063,124
Jefferies Group Inc.(a)(b)	330,343	7,551,641
KBW Inc.(a)(b)	169,003	4,933,198
Knight Capital Group Inc. Class A(a)	343,459	6,378,034
LaBranche & Co. Inc.(a)	693,991	2,630,226
MF Global Ltd.(a)(b)	688,940	4,395,437
Morgan Stanley	595,463	16,970,695
optionsXpress Holdings Inc.	269,634	4,872,286
Piper Jaffray Companies(a)	115,610	5,301,875
Raymond James Financial Inc.(b)	349,065	7,162,814
Stifel Financial Corp.(a)	122,057	6,094,306
SWS Group Inc.	273,146	3,758,489
TD AMERITRADE Holding Corp.(a)	463,129	8,586,412
TradeStation Group Inc.(a)	371,515	2,782,647

		145,331,981
FINANCE - OTHER SERVICES—18.59%
CME Group Inc.	44,063	12,286,086
IntercontinentalExchange Inc.(a)	92,954	8,743,253
NASDAQ OMX Group Inc. (The)(a)	358,927	7,584,128
NYSE Euronext Inc.	350,090	9,434,925

		38,048,392
INVESTMENT MANAGEMENT/ADVISORY SERVICES—10.21%
Ameriprise Financial Inc.	424,525	11,801,795
Legg Mason Inc.	322,878	9,085,787

		20,887,582

TOTAL COMMON STOCKS
(Cost: $220,471,064)		204,267,955

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.03%

MONEY MARKET FUNDS—6.03%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	10,546,832	10,546,832

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	1,460,423	1,460,423
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	326,803	326,803

		12,334,058

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,334,058)		12,334,058

TOTAL INVESTMENTS IN SECURITIES—105.85%
(Cost: $232,805,122)		216,602,013
Other Assets, Less Liabilities—(5.85)%		(11,963,933)

NET ASSETS—100.00%		$204,638,080

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.74%

AGRICULTURE—20.62%
Altria Group Inc.	644,858	$11,304,361
Archer-Daniels-Midland Co.	183,885	5,538,616
Bunge Ltd.	38,223	2,674,463
Lorillard Inc.	52,614	3,878,704
Monsanto Co.	169,423	14,231,532
Philip Morris International Inc.	614,157	28,619,716
Reynolds American Inc.	52,972	2,304,812
Universal Corp.	8,043	306,197

		68,858,401
APPAREL—3.91%
Carter’s Inc.(a)	17,732	502,525
Coach Inc.	99,450	2,942,725
Deckers Outdoor Corp.(a)	4,128	279,094
Hanesbrands Inc.(a)	29,364	584,344
Jones Apparel Group Inc.	26,634	366,484
Liz Claiborne Inc.(b)	29,692	93,827
Nike Inc. Class B	84,568	4,789,931
Phillips-Van Heusen Corp.	16,084	569,052
Quiksilver Inc.(a)	40,202	86,434
Timberland Co. Class A(a)	14,333	195,502
VF Corp.	27,204	1,759,827
Warnaco Group Inc. (The)(a)	14,358	521,626
Wolverine World Wide Inc.	15,317	369,140

		13,060,511
AUTO MANUFACTURERS—2.36%
Ford Motor Co.(a)	985,307	7,882,456

		7,882,456
AUTO PARTS & EQUIPMENT—2.46%
BorgWarner Inc.	36,219	1,202,109
Cooper Tire & Rubber Co.	18,601	274,551
Goodyear Tire & Rubber Co. (The)(a)	75,414	1,283,546
Johnson Controls Inc.	184,333	4,770,538
TRW Automotive Holdings Corp.(a)	17,045	286,867
WABCO Holdings Inc.	20,065	381,436

		8,199,047
BEVERAGES—21.68%
Brown-Forman Corp. Class A	4,743	223,063
Brown-Forman Corp. Class B NVS	23,009	1,011,246
Coca-Cola Co. (The)	666,551	33,220,902
Coca-Cola Enterprises Inc.	99,873	1,876,614
Constellation Brands Inc. Class A(a)	61,847	844,830
Dr Pepper Snapple Group Inc.(a)	73,762	1,815,283

Green Mountain Coffee Roasters Inc.(a)(b)	8,702	612,969
Hansen Natural Corp.(a)	22,437	695,771
Molson Coors Brewing Co. Class B	49,216	2,225,055
Pepsi Bottling Group Inc.	44,789	1,520,587
PepsiAmericas Inc.	20,072	537,528
PepsiCo Inc.	490,157	27,816,410

		72,400,258
BIOTECHNOLOGY—0.07%
Martek Biosciences Corp.	10,285	239,229

		239,229
COSMETICS & PERSONAL CARE—20.64%
Alberto-Culver Co.	27,380	701,476
Avon Products Inc.	133,589	4,325,612
Chattem Inc.(a)	6,125	383,854
Colgate-Palmolive Co.	156,404	11,329,906
Estee Lauder Companies Inc. (The) Class A	34,337	1,251,240
Procter & Gamble Co. (The)	917,637	50,938,030

		68,930,118
DISTRIBUTION & WHOLESALE—1.00%
Central European Distribution Corp.(a)	15,505	445,149
Genuine Parts Co.	50,013	1,771,460
LKQ Corp.(a)	43,816	786,059
Pool Corp.(b)	14,752	348,442

		3,351,110
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
Energizer Holdings Inc.(a)	21,241	1,360,698

		1,360,698
ELECTRONICS—0.50%
Garmin Ltd.(b)	37,264	1,030,722
Gentex Corp.	42,826	641,105

		1,671,827
ENVIRONMENTAL CONTROL—0.05%
Darling International Inc.(a)	25,435	179,571

		179,571
FOOD—13.41%
Campbell Soup Co.	68,636	2,129,775
Chiquita Brands International Inc.(a)	14,039	171,978
ConAgra Foods Inc.	139,971	2,747,631
Corn Products International Inc.	23,042	645,176
Dean Foods Co.(a)	56,572	1,198,761
Del Monte Foods Co.	62,477	603,528
Flowers Foods Inc.	26,836	634,135
Fresh Del Monte Produce Inc.(a)	13,232	283,297
General Mills Inc.	97,013	5,715,036
H.J. Heinz Co.	98,152	3,774,926
Hain Celestial Group Inc.(a)	12,737	211,562
Hershey Co. (The)	48,686	1,945,006
Hormel Foods Corp.	22,866	821,118
J.M. Smucker Co. (The)	36,994	1,850,810
Kellogg Co.	74,613	3,544,117
Kraft Foods Inc. Class A	420,805	11,925,614
McCormick & Co. Inc. NVS	33,896	1,092,129
Ralcorp Holdings Inc.(a)	17,700	1,124,127

Sara Lee Corp.	206,186	2,193,819
Smithfield Foods Inc.(a)(b)	41,783	566,160
Tootsie Roll Industries Inc.	7,380	178,227
TreeHouse Foods Inc.(a)	9,841	319,340
Tyson Foods Inc. Class A	95,979	1,097,040

		44,773,312
HAND & MACHINE TOOLS—0.70%
Black & Decker Corp. (The)	18,796	706,730
Snap-On Inc.	17,825	635,105
Stanley Works (The)	24,569	986,445

		2,328,280
HOME BUILDERS—1.73%
Centex Corp.(a)	38,687	422,075
D.R. Horton Inc.	87,031	1,008,689
KB Home	23,933	399,442
Lennar Corp. Class A	40,670	481,533
M.D.C. Holdings Inc.	11,329	399,234
NVR Inc.(a)	1,656	995,504
Pulte Homes Inc.	66,767	759,141
Ryland Group Inc.	12,863	256,874
Thor Industries Inc.(b)	11,784	281,755
Toll Brothers Inc.(a)	40,047	783,319

		5,787,566
HOME FURNISHINGS—0.76%
Ethan Allen Interiors Inc.(b)	8,351	106,308
Harman International Industries Inc.	18,242	450,213
Tempur-Pedic International Inc.	22,043	326,898
TiVo Inc.(a)	31,862	326,585
Whirlpool Corp.(b)	22,946	1,309,987

		2,519,991
HOUSEHOLD PRODUCTS & WARES—4.18%
Church & Dwight Co. Inc.	21,869	1,289,834
Clorox Co. (The)	43,336	2,643,929
Fossil Inc.(a)	14,745	388,383
Jarden Corp.(a)(b)	27,577	679,773
Kimberly-Clark Corp.	129,989	7,597,857
Scotts Miracle-Gro Co. (The) Class A	13,879	541,975
Tupperware Brands Corp.	19,655	669,646
WD-40 Co.	4,708	142,323

		13,953,720
HOUSEWARES—0.34%
Newell Rubbermaid Inc.	87,148	1,121,595

		1,121,595
INTERNET—0.04%
NutriSystem Inc.	9,218	131,172

		131,172
LEISURE TIME—0.70%
Brunswick Corp.	26,987	193,767
Callaway Golf Co.	20,503	130,604
Harley-Davidson Inc.	72,702	1,643,065
Polaris Industries Inc.	10,033	379,950

		2,347,386

MACHINERY—0.08%
Briggs & Stratton Corp.	15,568	267,303

		267,303
MANUFACTURING—0.41%
Eastman Kodak Co.	80,972	240,487
Lancaster Colony Corp.	6,361	289,680
Leggett & Platt Inc.	48,966	849,560

		1,379,727
OFFICE FURNISHINGS—0.24%
Herman Miller Inc.	16,911	280,892
HNI Corp.(b)	10,711	238,641
Interface Inc. Class A	17,328	120,256
Steelcase Inc. Class A	22,075	161,589

		801,378
PHARMACEUTICALS—0.50%
Herbalife Ltd.	19,358	666,109
Mead Johnson Nutrition Co. Class A	9,951	362,316
NBTY Inc.(a)	17,539	634,912

		1,663,337
RETAIL—0.17%
Nu Skin Enterprises Inc. Class A	15,850	285,458
Under Armour Inc. Class A(a)(b)	11,569	281,011

		566,469
SOFTWARE—1.38%
Activision Blizzard Inc.(a)	180,804	2,070,206
Electronic Arts Inc.(a)	100,838	2,164,992
Take-Two Interactive Software Inc.	25,251	240,389
THQ Inc.(a)	20,630	138,427

		4,614,014
TEXTILES—0.27%
Mohawk Industries Inc.(a)	17,321	893,417

		893,417
TOYS, GAMES & HOBBIES—1.13%
Hasbro Inc.	39,179	1,038,243
JAKKS Pacific Inc.(a)	8,357	96,356
Marvel Entertainment Inc.(a)	16,170	639,685
Mattel Inc.	113,314	1,992,060

		3,766,344

TOTAL COMMON STOCKS
(Cost: $399,051,245)		333,048,237

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.45%

MONEY MARKET FUNDS—1.45%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	3,932,148	3,932,148

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	544,486	544,486
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	376,669	376,669

		4,853,303

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,853,303)		4,853,303

TOTAL INVESTMENTS IN SECURITIES—101.19%
(Cost: $403,904,548)		337,901,540
Other Assets, Less Liabilities—(1.19)%		(3,988,447)

NET ASSETS—100.00%		$333,913,093

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.86%

ADVERTISING—1.27%
Harte-Hanks Inc.	4,797	$51,904
Interpublic Group of Companies Inc. (The)(a)(b)	59,940	312,287
Lamar Advertising Co. Class A(a)(b)	7,195	151,383
Omnicom Group Inc.	38,900	1,322,600

		1,838,174
AIRLINES—1.50%
Alaska Air Group Inc.(a)	4,547	104,854
AMR Corp.(a)	35,839	191,739
Continental Airlines Inc. Class B(a)(b)	15,403	172,052
Delta Air Lines Inc.(a)	96,411	668,128
JetBlue Airways Corp.(a)	31,609	161,522
SkyWest Inc.	7,019	89,001
Southwest Airlines Co.	91,690	719,767
UAL Corp.(a)	18,182	74,910

		2,181,973
APPAREL—0.55%
Guess? Inc.	7,348	213,606
Gymboree Corp.(a)	3,637	144,680
Polo Ralph Lauren Corp.	6,925	436,621

		794,907
COMMERCIAL SERVICES—4.88%
Aaron’s Inc.	5,764	158,337
Apollo Group Inc. Class A(a)	16,626	1,147,859
Arbitron Inc.	3,425	55,759
Career Education Corp.(a)	11,192	256,521
Chemed Corp.	2,825	124,582
Corinthian Colleges Inc.(a)	9,901	152,871
DeVry Inc.	7,780	386,977
H&R Block Inc.	42,497	709,275
Hertz Global Holdings Inc.(a)(b)	22,333	210,824
Hillenbrand Inc.	7,761	140,629
Interactive Data Corp.	4,484	102,011
ITT Educational Services Inc.(a)	4,801	467,377
Live Nation Inc.(a)	10,470	61,145
McKesson Corp.	34,304	1,754,650
Morningstar Inc.(a)	2,296	101,690
Pre-Paid Legal Services Inc.(a)	963	46,966
Rent-A-Center Inc.(a)	8,281	171,914
Rollins Inc.	6,374	116,835
Service Corp. International	31,423	198,593
Sotheby’s	8,367	126,091
Stewart Enterprises Inc. Class A	10,686	52,255
Strayer Education Inc.	1,750	371,665
Ticketmaster Entertainment Inc.(a)	5,086	41,197
Weight Watchers International Inc.	4,434	123,620

		7,079,643

COMPUTERS—0.41%
FactSet Research Systems Inc.	5,459	309,525
IHS Inc. Class A(a)	5,808	290,052

		599,577
ELECTRONICS—0.19%
Dolby Laboratories Inc. Class A(a)	6,510	271,011

		271,011
ENTERTAINMENT—1.46%
Ascent Media Corp. Class A(a)	1,713	47,484
Bally Technologies Inc.(a)	6,783	245,612
DreamWorks Animation SKG Inc. Class A(a)	8,792	277,036
International Game Technology	37,271	736,102
International Speedway Corp. Class A	3,523	90,083
Penn National Gaming Inc.(a)	8,395	266,205
Pinnacle Entertainment Inc.(a)	7,280	73,018
Regal Entertainment Group Class A	9,726	120,991
Scientific Games Corp. Class A(a)	8,650	155,873
Vail Resorts Inc.(a)	3,620	103,568

		2,115,972
FOOD—3.79%
Kroger Co. (The)	76,365	1,632,684
Ruddick Corp.	5,288	124,268
Safeway Inc.	53,652	1,015,632
SUPERVALU Inc.	28,895	428,513
Sysco Corp.	73,820	1,753,963
United Natural Foods Inc.(a)	4,918	132,934
Whole Foods Market Inc.(a)	17,348	419,648

		5,507,642
INTERNET—5.72%
Amazon.com Inc.(a)	38,669	3,316,253
eBay Inc.(a)	137,533	2,922,576
Expedia Inc.(a)	26,601	550,907
Liberty Media Corp. - Liberty Interactive Group Series A(a)	70,941	472,467
Netflix Inc.(a)(b)	5,687	249,887
Priceline.com Inc.(a)(b)	5,226	677,394
ValueClick Inc.(a)	10,787	124,050

		8,313,534
LEISURE TIME—1.45%
Carnival Corp.	52,833	1,478,796
Interval Leisure Group Inc.(a)	4,690	49,479
Life Time Fitness Inc.(a)	4,969	126,461
Royal Caribbean Cruises Ltd.	16,947	246,070
WMS Industries Inc.(a)	5,499	198,844

		2,099,650
LODGING—2.19%
Boyd Gaming Corp.(a)	7,132	65,543
Choice Hotels International Inc.(b)	3,735	104,020
Gaylord Entertainment Co.(a)	3,629	51,786
Las Vegas Sands Corp.(a)	54,398	508,621
Marriott International Inc. Class A	38,400	827,136
MGM MIRAGE(a)	30,104	217,652
Orient-Express Hotels Ltd. Class A	9,613	85,075
Starwood Hotels & Resorts Worldwide Inc.	21,628	510,637
Wyndham Worldwide Corp.	22,516	314,098
Wynn Resorts Ltd.(a)(b)	9,613	491,897

		3,176,465
MANUFACTURING—0.08%
Matthews International Corp. Class A	3,832	119,788

		119,788

MEDIA—20.69%
Cablevision Systems Corp. Class A	31,050	635,593
CBS Corp. Class B NVS	73,339	600,646
Comcast Corp. Class A	258,052	3,834,653
Comcast Corp. Class A Special	101,427	1,418,964
CTC Media Inc.(a)	6,567	81,168
DIRECTV Group Inc. (The)(a)(b)	57,551	1,490,571
Discovery Communications Inc. Class A(a)	16,722	409,689
Discovery Communications Inc. Class C(a)	17,485	391,664
Dish Network Corp. Class A(a)	26,392	447,344
Gannett Co. Inc.	28,506	199,542
John Wiley & Sons Inc. Class A	6,130	195,486
Liberty Global Inc. Series A(a)	16,136	338,049
Liberty Global Inc. Series C(a)	16,316	340,025
Liberty Media Corp. - Liberty Capital Group Series A(a)	10,645	155,204
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	61,701	1,725,777
McGraw-Hill Companies Inc. (The)	39,474	1,237,510
Meredith Corp.(b)	4,480	118,586
New York Times Co. (The) Class A(b)	14,481	113,965
News Corp. Class A	227,448	2,349,538
News Corp. Class B(b)	54,624	656,580
Scholastic Corp.	3,992	90,020
Scripps Networks Interactive Inc. Class A	10,942	353,208
Time Warner Cable Inc.	44,152	1,459,665
Time Warner Inc.	149,491	3,985,430
Viacom Inc. Class A(a)	1,450	35,786
Viacom Inc. Class B(a)	68,764	1,592,574
Walt Disney Co. (The)	217,435	5,461,967
Washington Post Co. (The) Class B	730	329,595

		30,048,799
PHARMACEUTICALS—1.97%
AmerisourceBergen Corp.	38,247	754,231
Cardinal Health Inc.	44,652	1,486,912
Omnicare Inc.	14,844	354,326
VCA Antech Inc.(a)	10,541	269,639

		2,865,108
RETAIL—53.35%
Abercrombie & Fitch Co. Class A	10,903	311,717
Advance Auto Parts Inc.	11,874	548,935
Aeropostale Inc.(a)	8,397	305,651
American Eagle Outfitters Inc.	22,123	318,350
AnnTaylor Stores Corp.(a)	7,412	89,463
AutoNation Inc.(a)(b)	9,410	194,599
AutoZone Inc.(a)(b)	4,100	629,637
Barnes & Noble Inc.	4,899	112,824
Bed Bath & Beyond Inc.(a)	32,892	1,142,997
Best Buy Co. Inc.	42,490	1,587,851
Big Lots Inc.(a)	10,366	238,833
BJ’s Wholesale Club Inc.(a)	6,861	228,814
Bob Evans Farms Inc.	3,930	114,049
Brinker International Inc.	12,551	208,849
Brown Shoe Co. Inc.	5,567	43,144
Buckle Inc. (The)	3,360	103,958
Burger King Holdings Inc.	11,444	194,777
CarMax Inc.(a)	24,862	401,024
Casey’s General Stores Inc.	6,316	173,248
Cato Corp. (The) Class A	3,506	69,699
CEC Entertainment Inc.(a)	2,852	83,193
Cheesecake Factory Inc. (The)(a)	7,168	138,844

Chico’s FAS Inc.(a)	21,996	252,294
Children’s Place Retail Stores Inc. (The)(a)	3,032	99,359
Chipotle Mexican Grill Inc. Class A(a)(b)	1,832	171,897
Chipotle Mexican Grill Inc. Class B(a)	2,133	174,373
Collective Brands Inc.(a)	8,124	129,334
Copart Inc.(a)(b)	8,742	308,680
Costco Wholesale Corp.	54,101	2,678,000
Cracker Barrel Old Country Store Inc.	2,758	79,596
CVS Caremark Corp.	179,468	6,008,589
Darden Restaurants Inc.	15,784	511,244
Dick’s Sporting Goods Inc.(a)	10,939	217,139
Dillard’s Inc. Class A	6,896	73,167
Dollar Tree Inc.(a)	11,305	521,387
Dress Barn Inc.(a)	5,687	88,660
Family Dollar Stores Inc.	16,643	522,923
Foot Locker Inc.	19,537	216,470
Fred’s Inc. Class A	4,752	64,057
GameStop Corp. Class A(a)	20,508	448,920
Gap Inc. (The)	63,657	1,038,882
Genesco Inc.(a)	2,398	52,085
Group 1 Automotive Inc.	2,977	87,702
Home Depot Inc. (The)	212,875	5,521,978
HSN Inc.(a)	4,852	49,151
J. Crew Group Inc.(a)	6,426	180,956
J.C. Penney Co. Inc.	24,459	737,439
Jack in the Box Inc.(a)	7,042	148,586
Kohl’s Corp.(a)	35,966	1,746,149
Limited Brands Inc.	34,319	444,088
Lowe’s Companies Inc.	183,316	4,117,277
Macy’s Inc.	52,686	732,862
McDonald’s Corp.	139,696	7,691,662
Men’s Wearhouse Inc. (The)	5,774	124,776
99 Cents Only Stores(a)	4,639	67,961
Nordstrom Inc.(b)	20,999	555,214
Office Depot Inc.(a)	34,385	156,452
OfficeMax Inc.	9,774	90,996
O’Reilly Automotive Inc.(a)(b)	16,804	683,251
P.F. Chang’s China Bistro Inc.(a)(b)	2,836	96,169
Panera Bread Co. Class A(a)	3,753	206,265
Papa John’s International Inc.(a)	2,689	68,327
Pep Boys - Manny, Moe & Jack (The)	5,810	57,693
PetSmart Inc.	15,849	354,542
RadioShack Corp.	15,768	244,562
Regis Corp.	6,814	93,079
Rite Aid Corp.(a)	76,410	111,559
Ross Stores Inc.	15,905	701,251
Saks Inc.(a)	15,763	80,707
Sally Beauty Holdings Inc.(a)	10,361	72,320
Sears Holdings Corp.(a)(b)	7,353	487,798
Signet Jewelers Ltd.	10,765	237,691
Sonic Corp.(a)	7,455	82,229
Staples Inc.	89,624	1,883,896
Starbucks Corp.(a)	91,464	1,618,913
Target Corp.	85,689	3,737,754
Tiffany & Co.	15,485	461,918
TJX Companies Inc. (The)	51,755	1,875,084
Tractor Supply Co.(a)	4,549	218,216
Urban Outfitters Inc.(a)	16,554	397,958
Walgreen Co.	124,247	3,857,869
Wal-Mart Stores Inc.	280,874	14,009,995
Wendy’s/Arby’s Group Inc. Class A	54,833	251,135
Williams-Sonoma Inc.	11,920	167,595
Yum! Brands Inc.	57,979	2,055,935

		77,464,472

SOFTWARE—0.36%
Avid Technology Inc.(a)	3,506	42,949
Dun & Bradstreet Corp. (The)	6,773	487,588

		530,537

TOTAL COMMON STOCKS
(Cost: $224,659,574)		145,007,252

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.21%

MONEY MARKET FUNDS—5.21%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	6,441,978	6,441,978
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	892,023	892,023
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	224,082	224,082

		7,558,083

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,558,083)		7,558,083

TOTAL INVESTMENTS IN SECURITIES—105.07%
(Cost: $232,217,657)		152,565,335
Other Assets, Less Liabilities—(5.07)%		(7,359,373)

NET ASSETS—100.00%		$145,205,962

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.79%

ELECTRIC—1.88%
OGE Energy Corp.	398,841	$12,005,114

		12,005,114
ELECTRICAL COMPONENTS & EQUIPMENT—0.41%
SunPower Corp. Class A(a)(b)	21,517	692,847
SunPower Corp. Class B(a)	69,148	1,887,740

		2,580,587
ENERGY - ALTERNATE SOURCES—0.60%
First Solar Inc.(a)(b)	24,874	3,840,297

		3,840,297
GAS—0.24%
Energen Corp.	20,561	849,581
Southern Union Co.	33,929	657,544

		1,507,125
MACHINERY - DIVERSIFIED—0.00%
Chart Industries Inc.(a)	100	1,926

		1,926
OIL & GAS—80.48%
Anadarko Petroleum Corp.	304,072	14,656,270
Apache Corp.	240,776	20,213,145
Arena Resources Inc.(a)	19,575	638,732
Atlas America Inc.	45	905
Atwood Oceanics Inc.(a)	18,032	520,043
Berry Petroleum Co. Class A	50	1,186
Bill Barrett Corp.(a)	17,908	565,714
Cabot Oil & Gas Corp.	57,614	2,023,980
Carrizo Oil & Gas Inc.(a)(b)	38	722
Chesapeake Energy Corp.	309,133	6,627,812
Chevron Corp.	1,180,842	82,033,094
Cimarex Energy Co.	39,415	1,410,269
Comstock Resources Inc.(a)	24,136	929,236
Concho Resources Inc.(a)	32,917	1,010,552
ConocoPhillips	770,325	33,670,906
Continental Resources Inc.(a)	7,106	240,396
Denbury Resources Inc.(a)	135,814	2,254,512
Devon Energy Corp.	275,535	16,005,828
Diamond Offshore Drilling Inc.	61,386	5,516,760
Encore Acquisition Co.(a)	24,558	874,265
ENSCO International Inc.	74,158	2,809,847
EOG Resources Inc.	164,760	12,197,183
EXCO Resources Inc.(a)	69,033	948,513

Exxon Mobil Corp.	2,133,437	150,172,631
Forest Oil Corp.(a)	38,632	650,949
Frontier Oil Corp.	83,317	1,158,106
Goodrich Petroleum Corp.(a)(b)	3,103	79,592
Helmerich & Payne Inc.	50,686	1,741,571
Hess Corp.	199,557	11,015,546
Holly Corp.	56,013	1,191,397
Marathon Oil Corp.	489,308	15,780,183
Mariner Energy Inc.(a)	16,317	195,641
Murphy Oil Corp.	173,964	10,124,705
Nabors Industries Ltd.(a)	113,022	1,923,634
Newfield Exploration Co.(a)	80,559	3,168,385
Noble Corp.	160,197	5,424,270
Noble Energy Inc.	109,513	6,693,435
Occidental Petroleum Corp.	422,891	30,169,044
Patterson-UTI Energy Inc.	51,390	709,696
Petrohawk Energy Corp.(a)	111,747	2,713,217
Pioneer Natural Resources Co.	55,895	1,595,802
Plains Exploration & Production Co.(a)	55,847	1,600,017
Pride International Inc.(a)	82,773	2,075,119
Quicksilver Resources Inc.(a)	138	1,582
Range Resources Corp.	85,122	3,950,512
Rowan Companies Inc.	36,695	782,704
SandRidge Energy Inc.(a)	29	271
Southwestern Energy Co.(a)	261,864	10,849,026
St. Mary Land & Exploration Co.	26,388	629,882
Sunoco Inc.	108,715	2,684,173
Swift Energy Co.(a)	38	749
Tesoro Corp.	83,385	1,091,510
Transocean Ltd.(a)	189,660	15,114,005
Ultra Petroleum Corp.(a)	87,325	3,852,779
Unit Corp.(a)	13,934	441,568
Valero Energy Corp.	286,962	5,165,316
W&T Offshore Inc.	33	353
Whiting Petroleum Corp.(a)	8,825	405,597
XTO Energy Inc.	353,357	14,215,552

		512,518,389
OIL & GAS SERVICES—14.78%
Baker Hughes Inc.	206,670	8,370,135
BJ Services Co.	137,830	1,954,429
Cameron International Corp.(a)	133,841	4,179,854
Core Laboratories NV	12,153	1,044,672
Dresser-Rand Group Inc.(a)	46,114	1,342,379
Dril-Quip Inc.(a)	16,439	695,205
FMC Technologies Inc.(a)	70,054	3,047,349
Halliburton Co.	509,478	11,254,369
Helix Energy Solutions Group Inc.(a)	102	1,070
Key Energy Services Inc.(a)	154	1,069
National Oilwell Varco Inc.(a)	230,028	8,267,206
Oceaneering International Inc.(a)	31,481	1,603,013
Oil States International Inc.(a)	29	786
Schlumberger Ltd.	658,952	35,253,932
SEACOR Holdings Inc.(a)	60,185	4,783,504
Smith International Inc.	130,084	3,269,011
Superior Energy Services Inc.(a)	32,638	541,464
Tetra Technologies Inc.(a)	90	694
Tidewater Inc.	27,884	1,254,780
Weatherford International Ltd.(a)	386,792	7,256,218

		94,121,139

PIPELINES—1.25%
El Paso Corp.	450,674	4,533,780
Williams Companies Inc. (The)	203,658	3,399,052

		7,932,832
TRANSPORTATION—0.15%
Bristow Group Inc.(a)	28,390	939,709

		939,709

TOTAL COMMON STOCKS
(Cost: $826,914,262)		635,447,118

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.98%

MONEY MARKET FUNDS—0.98%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	4,572,395	4,572,395
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	633,141	633,141
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	1,035,399	1,035,399

		6,240,935

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,240,935)		6,240,935

TOTAL INVESTMENTS IN SECURITIES—100.77%
(Cost: $833,155,197)		641,688,053
Other Assets, Less Liabilities—(0.77)%		(4,891,283)

NET ASSETS—100.00%		$636,796,770

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.81%

BANKS—29.94%
Associated Banc-Corp.	41,158	$446,153
BancorpSouth Inc.	26,782	602,595
Bank of America Corp.	2,647,682	39,159,217
Bank of Hawaii Corp.	16,529	634,218
Bank of New York Mellon Corp. (The)	413,690	11,310,285
BB&T Corp.	220,180	5,037,718
BOK Financial Corp.	7,904	331,099
Cathay General Bancorp(a)	17,427	158,934
City National Corp.	14,529	573,024
Comerica Inc.	52,333	1,247,619
Commerce Bancshares Inc.	21,559	790,353
Cullen/Frost Bankers Inc.	19,413	932,406
Discover Financial Services	184,336	2,189,912
East West Bancorp Inc.	29,784	263,291
F.N.B. Corp.	37,709	292,622
Fifth Third Bancorp	200,101	1,900,959
First BanCorp (Puerto Rico)	27,978	86,732
First Financial Bankshares Inc.	6,981	367,689
First Horizon National Corp.(b)	74,245	951,821
First Midwest Bancorp Inc.	16,500	137,940
FirstMerit Corp.	28,157	525,973
Fulton Financial Corp.	60,658	410,048
Glacier Bancorp Inc.	20,993	326,861
Hancock Holding Co.	9,060	365,933
Huntington Bancshares Inc.	187,828	768,216
International Bancshares Corp.	18,757	247,217
KeyCorp	245,024	1,416,239
M&T Bank Corp.(a)	24,706	1,440,854
Marshall & Ilsley Corp.	118,323	714,671
MB Financial Inc.	11,730	161,287
National Penn Bancshares Inc.	29,298	145,904
Northern Trust Corp.	82,681	4,945,151
Old National Bancorp	23,346	263,810
PacWest Bancorp	9,069	145,830
Park National Corp.(a)	3,920	249,900
PNC Financial Services Group Inc. (The)	153,960	5,644,174
Popular Inc.(a)	87,178	110,716
PrivateBancorp Inc.	15,430	383,127
Prosperity Bancshares Inc.	15,823	530,229
Regions Financial Corp.	379,447	1,677,156
State Street Corp.	167,110	8,405,633
Sterling Bancshares Inc.	29,121	235,006
SunTrust Banks Inc.	159,886	3,117,777
Susquehanna Bancshares Inc.	30,542	160,651
SVB Financial Group(b)	11,338	399,665
Synovus Financial Corp.	94,244	330,796
TCF Financial Corp.	41,777	590,727
TrustCo Bank Corp. NY	26,446	166,345
Trustmark Corp.	17,492	348,091

U.S. Bancorp	608,632	12,422,179
UMB Financial Corp.	11,425	476,651
Umpqua Holdings Corp.	21,000	203,700
United Bancshares Inc.(a)	14,679	297,397
United Community Banks Inc.(a)(b)	17,171	115,561
Valley National Bancorp(a)	49,114	624,730
Webster Financial Corp.	18,348	207,516
Wells Fargo & Co.	1,562,507	38,218,921
Westamerica Bancorporation(a)	10,108	528,244
Whitney Holding Corp.	23,862	209,031
Wilmington Trust Corp.	24,133	277,288
Wintrust Financial Corp.	8,082	211,344
Zions Bancorporation(a)	39,722	539,425

		155,974,561
COMMERCIAL SERVICES—3.27%
Equifax Inc.	43,769	1,140,182
Moody’s Corp.	65,308	1,550,412
Visa Inc. Class A	154,530	10,115,534
Western Union Co.	242,919	4,246,224

		17,052,352
DIVERSIFIED FINANCIAL SERVICES—32.73%
Affiliated Managers Group Inc.(b)	14,231	939,531
American Express Co.	364,169	10,316,908
AmeriCredit Corp.(a)(b)	20,285	318,272
Ameriprise Financial Inc.	88,384	2,457,075
BlackRock Inc.	7,656	1,458,774
Capital One Financial Corp.	154,737	4,750,426
Charles Schwab Corp. (The)	325,560	5,817,757
Citigroup Inc.	3,923,303	12,436,871
CME Group Inc.	23,160	6,457,703
E*TRADE Financial Corp.(a)(b)	348,240	522,360
Eaton Vance Corp.	40,357	1,155,017
Federated Investors Inc. Class B	35,636	924,041
Franklin Resources Inc.	54,948	4,872,789
GLG Partners Inc.(a)	57,968	233,611
Goldman Sachs Group Inc. (The)	146,870	23,983,871
Greenhill & Co. Inc.(a)	4,456	335,626
IntercontinentalExchange Inc.(b)	25,029	2,354,228
Invesco Ltd.	142,471	2,813,802
Investment Technology Group Inc.(b)	14,848	331,853
Janus Capital Group Inc.	62,133	848,737
Jefferies Group Inc.(b)	42,438	970,133
JPMorgan Chase & Co.	1,291,537	49,917,905
KBW Inc.(b)	10,278	300,015
Knight Capital Group Inc. Class A(b)	32,176	597,508
Lazard Ltd. Class A	26,350	974,687
Legg Mason Inc.	49,052	1,380,323
MasterCard Inc. Class A	27,879	5,409,362
MF Global Ltd.(b)	32,999	210,534
Morgan Stanley	419,880	11,966,580
MSCI Inc. Class A(b)	34,678	969,250
NASDAQ OMX Group Inc. (The)(b)	55,260	1,167,644
National Financial Partners Corp.(a)	14,412	108,090
NYSE Euronext Inc.	89,726	2,418,116
optionsXpress Holdings Inc.	15,324	276,905
Piper Jaffray Companies(b)	6,898	316,342
Raymond James Financial Inc.(a)	34,282	703,467
SEI Investments Co.	54,007	1,020,732
SLM Corp.(b)	161,717	1,437,664
Stifel Financial Corp.(b)	9,554	477,031
SWS Group Inc.	9,440	129,894

T. Rowe Price Group Inc.	88,493	4,133,508
TD AMERITRADE Holding Corp.(b)	77,672	1,440,039
Waddell & Reed Financial Inc. Class A	29,833	846,362

		170,501,343
INSURANCE—19.88%
ACE Ltd.	115,095	5,646,561
Aflac Inc.	161,190	6,102,653
Alleghany Corp.(b)	2,091	565,615
Allied World Assurance Holdings Ltd.	12,462	541,599
Allstate Corp. (The)	185,280	4,985,885
Ambac Financial Group Inc.(a)	103,238	77,429
American Financial Group Inc.	26,802	653,701
American International Group Inc.(a)	40,899	537,413
American National Insurance Co.	5,496	434,459
Aon Corp.	84,559	3,335,853
Arch Capital Group Ltd.(b)	19,405	1,206,797
Argo Group International Holdings Ltd.(b)	10,679	358,814
Arthur J. Gallagher & Co.	34,518	790,462
Aspen Insurance Holdings Ltd.	26,091	648,883
Assurant Inc.	40,861	1,042,773
Assured Guaranty Ltd.	33,735	471,278
Axis Capital Holdings Ltd.	49,531	1,409,652
Brown & Brown Inc.	39,170	751,281
Chubb Corp.	121,740	5,621,953
Cincinnati Financial Corp.	52,628	1,270,966
Delphi Financial Group Inc. Class A	15,273	363,956
Endurance Specialty Holdings Ltd.	17,577	586,544
Erie Indemnity Co. Class A	10,844	406,108
Everest Re Group Ltd.	20,218	1,621,888
Fidelity National Financial Inc. Class A	81,374	1,167,717
First American Corp.	28,375	838,481
Genworth Financial Inc. Class A	149,887	1,034,220
Hanover Insurance Group Inc. (The)	17,872	702,548
Hartford Financial Services Group Inc. (The)	112,678	1,858,060
HCC Insurance Holdings Inc.	38,888	976,089
Horace Mann Educators Corp.	13,504	153,270
IPC Holdings Ltd.	16,028	463,850
Lincoln National Corp.	88,643	1,878,345
Loews Corp.	122,716	3,683,934
Markel Corp.(b)	3,397	1,071,991
Marsh & McLennan Companies Inc.	181,017	3,696,367
Max Capital Group Ltd.	16,565	330,803
MBIA Inc.(a)(b)	55,757	233,622
Mercury General Corp.	8,975	314,753
MetLife Inc.	200,370	6,802,562
MGIC Investment Corp.(a)	40,248	265,637
Montpelier Re Holdings Ltd.	27,500	431,200
Old Republic International Corp.	78,085	807,399
PartnerRe Ltd.	19,603	1,344,570
Platinum Underwriters Holdings Ltd.	17,606	594,203
Principal Financial Group Inc.	100,774	2,388,344
ProAssurance Corp.(b)	11,376	577,673
Progressive Corp. (The)(b)	219,700	3,422,926
Protective Life Corp.	26,915	402,379
Prudential Financial Inc.	146,973	6,506,495
Reinsurance Group of America Inc.	25,216	1,046,464
RenaissanceRe Holdings Ltd.	21,593	1,085,048
RLI Corp.	6,738	334,272
Selective Insurance Group Inc.	18,056	269,757
StanCorp Financial Group Inc.	16,992	584,865
Torchmark Corp.	28,670	1,119,850
Tower Group Inc.	12,417	310,052

Transatlantic Holdings Inc.	19,748	934,278
Travelers Companies Inc. (The)	202,233	8,710,175
Unitrin Inc.	15,957	210,473
Unum Group	114,711	2,153,125
Validus Holdings Ltd.(a)	11,259	255,579
W.R. Berkley Corp.	48,834	1,134,414
White Mountains Insurance Group Ltd.	2,644	682,152
Willis Group Holdings Ltd.	57,630	1,436,140
XL Capital Ltd. Class A	118,542	1,669,071
Zenith National Insurance Corp.	12,001	286,464

		103,602,140
REAL ESTATE—0.65%
Brookfield Properties Corp.	70,479	666,731
CB Richard Ellis Group Inc. Class A(b)	77,688	846,799
Forest City Enterprises Inc. Class A	39,410	281,387
Forestar Group Inc.(b)	12,134	157,985
Jones Lang LaSalle Inc.	14,209	539,374
St. Joe Co. (The)(b)	31,787	895,122

		3,387,398
REAL ESTATE INVESTMENT TRUSTS—11.94%
Alexandria Real Estate Equities Inc.	13,655	520,392
AMB Property Corp.	50,679	1,003,951
American Campus Communities Inc.	18,173	416,707
Annaly Capital Management Inc.	188,597	3,177,859
Apartment Investment and Management Co. Class A	40,346	378,445
AvalonBay Communities Inc.(a)	27,522	1,601,780
BioMed Realty Trust Inc.	33,153	387,227
Boston Properties Inc.	47,096	2,491,378
Brandywine Realty Trust	42,907	350,979
BRE Properties Inc. Class A	17,746	421,113
Camden Property Trust	22,646	668,283
CapitalSource Inc.	84,222	390,790
CBL & Associates Properties Inc.	45,554	270,591
Chimera Investment Corp.	209,690	750,690
Colonial Properties Trust	17,032	135,915
Corporate Office Properties Trust	19,892	674,538
Cousins Properties Inc.	11,639	100,328
DCT Industrial Trust Inc.	66,884	304,991
Developers Diversified Realty Corp.	49,228	276,169
DiamondRock Hospitality Co.	37,820	255,663
Digital Realty Trust Inc.(a)	24,275	984,351
Douglas Emmett Inc.	37,036	376,286
Duke Realty Corp.	77,616	736,576
Entertainment Properties Trust	12,285	335,503
Equity Lifestyle Properties Inc.	9,361	390,073
Equity Residential	94,894	2,277,456
Essex Property Trust Inc.	9,522	619,025
Federal Realty Investment Trust(a)	20,356	1,161,310
Franklin Street Properties Corp.	22,094	315,060
Hatteras Financial Corp.	12,674	359,054
HCP Inc.	94,420	2,432,259
Health Care REIT Inc.	38,380	1,537,503
Healthcare Realty Trust Inc.	20,414	396,236
Highwoods Properties Inc.	24,123	617,790
Home Properties Inc.	11,264	402,125
Hospitality Properties Trust	38,604	609,557
Host Hotels & Resorts Inc.	206,714	1,876,963
HRPT Properties Trust	78,083	376,360
Kilroy Realty Corp.	14,533	342,979
Kimco Realty Corp.	130,420	1,283,333

LaSalle Hotel Properties	22,234	331,509
Lexington Realty Trust	28,611	122,455
Liberty Property Trust	36,586	1,015,993
Macerich Co. (The)	27,087	532,801
Mack-Cali Realty Corp.	26,593	742,211
MFA Financial Inc.	77,219	571,421
Mid-America Apartment Communities Inc.	9,685	384,204
National Retail Properties Inc.	27,713	546,223
Nationwide Health Properties Inc.	35,473	1,029,426
Omega Healthcare Investors Inc.	28,304	472,960
Plum Creek Timber Co. Inc.	56,415	1,764,661
Post Properties Inc.	15,656	221,689
Potlatch Corp.	13,585	401,708
ProLogis	153,371	1,348,131
Public Storage	44,537	3,232,050
Rayonier Inc.	27,167	1,059,241
Realty Income Corp.(a)	36,153	852,488
Redwood Trust Inc.	23,198	376,968
Regency Centers Corp.	27,736	889,771
Senior Housing Properties Trust	41,608	776,405
Simon Property Group Inc.	96,009	5,349,622
SL Green Realty Corp.(a)	25,673	661,850
Sunstone Hotel Investors Inc.	24,027	133,590
Tanger Factory Outlet Centers Inc.	10,921	388,132
Taubman Centers Inc.	18,152	483,025
UDR Inc.	51,236	535,416
Ventas Inc.	54,229	1,914,284
Vornado Realty Trust	57,016	2,908,956
Washington Real Estate Investment Trust	20,203	516,995
Weingarten Realty Investors	41,456	639,666

		62,211,439
SAVINGS & LOANS—1.40%
Astoria Financial Corp.	30,042	291,708
Capitol Federal Financial	7,190	264,808
First Niagara Financial Group Inc.	50,449	663,404
Hudson City Bancorp Inc.	166,929	2,347,022
New York Community Bancorp Inc.	119,244	1,304,529
NewAlliance Bancshares Inc.	34,940	428,015
People’s United Financial Inc.	59,234	962,553
Provident Financial Services Inc.	19,590	231,946
TFS Financial Corp.	32,525	361,028
Washington Federal Inc.	30,806	429,128

		7,284,141

TOTAL COMMON STOCKS
(Cost: $828,971,334)		520,013,374

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.54%

MONEY MARKET FUNDS—1.54%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	6,773,958	6,773,958
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	937,992	937,992

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	292,025	292,025

		8,003,975

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,003,975)		8,003,975

TOTAL INVESTMENTS IN SECURITIES—101.35%
(Cost: $836,975,309)		528,017,349
Other Assets, Less Liabilities—(1.35)%		(7,046,963)

NET ASSETS—100.00%		$520,970,386

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

BANKS—44.26%
Associated Banc-Corp.	36,364	$394,186
BancorpSouth Inc.	23,795	535,387
Bank of America Corp.	2,330,955	34,474,824
Bank of Hawaii Corp.	14,556	558,514
Bank of New York Mellon Corp. (The)	364,181	9,956,709
BB&T Corp.	193,558	4,428,607
BOK Financial Corp.	6,855	287,156
CapitalSource Inc.	74,904	347,555
Cathay General Bancorp(a)	15,019	136,973
City National Corp.	12,828	505,936
Comerica Inc.	46,071	1,098,333
Commerce Bancshares Inc.	18,977	695,697
Cullen/Frost Bankers Inc.	17,110	821,793
Discover Financial Services	162,310	1,928,243
East West Bancorp Inc.	25,477	225,217
F.N.B. Corp.	33,369	258,943
Fifth Third Bancorp	176,188	1,673,786
First BanCorp (Puerto Rico)	23,105	71,625
First Financial Bankshares Inc.	6,314	332,558
First Horizon National Corp.(b)	65,368	838,018
First Midwest Bancorp Inc.	15,149	126,646
FirstMerit Corp.	25,012	467,224
Fulton Financial Corp.	52,790	356,860
Glacier Bancorp Inc.	18,901	294,289
Hancock Holding Co.	8,005	323,322
Huntington Bancshares Inc.	165,859	678,363
International Bancshares Corp.	16,187	213,345
KeyCorp	215,961	1,248,255
M&T Bank Corp.	21,752	1,268,577
Marshall & Ilsley Corp.	104,656	632,122
MB Financial Inc.	10,544	144,980
National Penn Bancshares Inc.	25,355	126,268
Northern Trust Corp.	72,687	4,347,409
Old National Bancorp	20,285	229,220
PacWest Bancorp	7,595	122,128
Park National Corp.	3,403	216,941
PNC Financial Services Group Inc. (The)	135,617	4,971,719
Popular Inc.(a)	78,736	99,995
PrivateBancorp Inc.(a)	13,715	340,543
Prosperity Bancshares Inc.	14,053	470,916
Regions Financial Corp.	334,090	1,476,678
State Street Corp.	147,151	7,401,695
Sterling Bancshares Inc.	24,842	200,475
SunTrust Banks Inc.	140,374	2,737,293
Susquehanna Bancshares Inc.	26,220	137,917
SVB Financial Group(b)	9,954	350,878

Synovus Financial Corp.	82,570	289,821
TCF Financial Corp.	36,830	520,776
TrustCo Bank Corp. NY	22,399	140,890
Trustmark Corp.	15,361	305,684
U.S. Bancorp	535,787	10,935,413
UMB Financial Corp.	10,167	424,167
Umpqua Holdings Corp.	18,207	176,608
United Bancshares Inc.	12,949	262,347
United Community Banks Inc.(a)(b)	14,619	98,386
Valley National Bancorp(a)	43,238	549,987
Webster Financial Corp.	16,083	181,899
Wells Fargo & Co.	1,375,599	33,647,152
Westamerica Bancorporation(a)	8,857	462,867
Whitney Holding Corp.	20,497	179,554
Wilmington Trust Corp.	21,385	245,714
Wintrust Financial Corp.	7,221	188,829
Zions Bancorporation(a)	35,188	477,853

		137,642,065
COMMERCIAL SERVICES—6.36%
Equifax Inc.	38,533	1,003,785
MasterCard Inc. Class A	24,559	4,765,183
Moody’s Corp.	57,512	1,365,335
Visa Inc. Class A	136,053	8,906,029
Western Union Co.	213,507	3,732,102

		19,772,434
DIVERSIFIED FINANCIAL SERVICES—46.17%
Affiliated Managers Group Inc.(b)	12,535	827,561
American Express Co.	320,605	9,082,740
AmeriCredit Corp.(b)	18,057	283,314
Ameriprise Financial Inc.	77,825	2,163,535
BlackRock Inc.	6,742	1,284,621
Capital One Financial Corp.	136,301	4,184,441
Charles Schwab Corp. (The)	286,775	5,124,669
Citigroup Inc.	3,457,259	10,959,511
CME Group Inc.	20,405	5,689,526
E*TRADE Financial Corp.(a)(b)	307,355	461,032
Eaton Vance Corp.	35,534	1,016,983
Federated Investors Inc. Class B	31,382	813,735
Franklin Resources Inc.	48,298	4,283,067
GLG Partners Inc.	51,522	207,634
Goldman Sachs Group Inc. (The)	129,299	21,114,527
Greenhill & Co. Inc.(a)	3,907	294,275
IntercontinentalExchange Inc.(b)	22,038	2,072,894
Invesco Ltd.	125,064	2,470,014
Investment Technology Group Inc.(b)	13,228	295,646
Janus Capital Group Inc.	54,744	747,803
Jefferies Group Inc.(b)	37,358	854,004
JPMorgan Chase & Co.	1,137,043	43,946,712
KBW Inc.(b)	9,175	267,818
Knight Capital Group Inc. Class A(b)	28,320	525,902
Lazard Ltd. Class A	23,197	858,057
Legg Mason Inc.	43,188	1,215,310
MF Global Ltd.(a)(b)	30,080	191,910
Morgan Stanley	369,628	10,534,398
NASDAQ OMX Group Inc. (The)(b)	48,652	1,028,017
National Financial Partners Corp.(a)	12,059	90,442
NYSE Euronext Inc.	79,010	2,129,319
optionsXpress Holdings Inc.	13,660	246,836

Piper Jaffray Companies(b)	5,909	270,987
Raymond James Financial Inc.	30,178	619,253
SLM Corp.(b)	142,401	1,265,945
Stifel Financial Corp.(b)	8,350	416,915
SWS Group Inc.	8,233	113,286
T. Rowe Price Group Inc.	77,767	3,632,497
TD AMERITRADE Holding Corp.(b)	68,397	1,268,080
Waddell & Reed Financial Inc. Class A	26,259	744,968

		143,598,184
INSURANCE—0.42%
Fidelity National Financial Inc. Class A	71,638	1,028,005
MGIC Investment Corp.(a)	39,652	261,703

		1,289,708
SAVINGS & LOANS—2.06%
Astoria Financial Corp.	27,153	263,656
Capitol Federal Financial	6,367	234,497
First Niagara Financial Group Inc.	44,414	584,044
Hudson City Bancorp Inc.	146,996	2,066,764
New York Community Bancorp Inc.	105,005	1,148,755
NewAlliance Bancshares Inc.	30,461	373,147
People’s United Financial Inc.	52,258	849,192
Provident Financial Services Inc.	17,235	204,062
TFS Financial Corp.	28,665	318,182
Washington Federal Inc.	26,874	374,355

		6,416,654
SOFTWARE—0.56%
MSCI Inc. Class A(b)	30,528	853,258
SEI Investments Co.	47,555	898,790

		1,752,048

TOTAL COMMON STOCKS
(Cost: $417,728,210)		310,471,093

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.07%

MONEY MARKET FUNDS—1.07%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	2,651,322	2,651,322
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	367,129	367,129
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	312,667	312,667

		3,331,118

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,331,118)		3,331,118

TOTAL INVESTMENTS IN SECURITIES—100.90%
(Cost: $421,059,328)	313,802,211
Other Assets, Less Liabilities—(0.90)%	(2,794,428)

NET ASSETS—100.00%	$311,007,783

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE PROVIDERS INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—100.67%

COMMERCIAL SERVICES—1.64%
Healthcare Services Group Inc.	39,789	$742,861
HMS Holdings Corp.(a)	24,851	954,278

		1,697,139
DIALYSIS CENTERS—3.12%
DaVita Inc.(a)	65,082	3,234,575

		3,234,575
INTERNET APPLICATIONS SOFTWARE—0.29%
eResearchTechnology Inc.(a)	54,654	297,864

		297,864
LIFE/HEALTH INSURANCE—0.47%
Universal American Corp.(a)	53,623	487,969

		487,969
MEDICAL - DRUGS—0.68%
PharMerica Corp.(a)	33,463	701,385

		701,385
MEDICAL - HMO—44.35%
Aetna Inc.	225,999	6,095,193
AMERIGROUP Corp.(a)	45,601	1,125,433
Centene Corp.(a)	43,150	833,227
CIGNA Corp.	160,126	4,547,578
Coventry Health Care Inc.(a)	109,346	2,514,958
Health Net Inc.(a)	87,930	1,189,693
HealthSpring Inc.(a)	56,683	715,906
Humana Inc.(a)	104,456	3,431,380
Magellan Health Services Inc.(a)	33,054	1,069,627
Molina Healthcare Inc.(a)	16,681	376,157
UnitedHealth Group Inc.	458,072	12,853,500
WellCare Health Plans Inc.(a)(b)	41,562	925,170
WellPoint Inc.(a)	195,080	10,269,011

		45,946,833
MEDICAL - HOSPITALS—7.70%
Community Health Systems Inc.(a)	68,351	1,935,700
Health Management Associates Inc. Class A(a)	211,713	1,276,629
LifePoint Hospitals Inc.(a)	44,884	1,241,491
Tenet Healthcare Corp.(a)	395,103	1,560,657
Universal Health Services Inc. Class B	35,255	1,960,531

		7,975,008
MEDICAL - NURSING HOMES—1.50%
Kindred Healthcare Inc.(a)	40,041	562,176

Odyssey Healthcare Inc.(a)	41,536	483,894
Sun Healthcare Group Inc.(a)	51,899	504,977

		1,551,047
MEDICAL - OUTPATIENT/HOME MEDICAL CARE—4.43%
Amedisys Inc.(a)	26,351	1,178,153
AmSurg Corp.(a)	32,764	675,594
Gentiva Health Services Inc.(a)	32,932	700,793
Lincare Holdings Inc.(a)	59,352	1,553,835
Res-Care Inc.(a)	30,579	477,644

		4,586,019
MEDICAL LABS & TESTING SERVICES—10.98%
Covance Inc.(a)	45,659	2,518,094
Laboratory Corp. of America Holdings(a)	62,516	4,200,450
Quest Diagnostics Inc.	85,312	4,659,742

		11,378,286
PHARMACY SERVICES—18.41%
Catalyst Health Solutions Inc.(a)	37,124	957,057
Express Scripts Inc.(a)	106,930	7,489,377
Medco Health Solutions Inc.(a)	200,939	10,621,636

		19,068,070
PHYSICAL THERAPY/REHAB CENTERS—2.38%
HealthSouth Corp.(a)(b)	79,440	1,143,936
Psychiatric Solutions Inc.(a)	48,729	1,316,658

		2,460,594
PHYSICIAN PRACTICE MANAGEMENT—2.20%
Healthways Inc.(a)	38,465	566,974
MEDNAX Inc.(a)	37,009	1,715,367

		2,282,341
RESEARCH & DEVELOPMENT—2.52%
PAREXEL International Corp.(a)	57,668	892,124
Pharmaceutical Product Development Inc.	82,966	1,723,204

		2,615,328

TOTAL COMMON STOCKS
(Cost: $144,744,467)		104,282,458

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.26%

MONEY MARKET FUNDS—1.26%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	737,569	737,569
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	102,131	102,131
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	467,515	467,515

		1,307,215

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,307,215)	1,307,215

TOTAL INVESTMENTS IN SECURITIES—101.93%
(Cost: $146,051,682)	105,589,673
Other Assets, Less Liabilities—(1.93)%	(1,995,170)

NET ASSETS—100.00%	$103,594,503

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

BIOTECHNOLOGY—11.83%
Acorda Therapeutics Inc.(a)	20,558	$519,295
Affymetrix Inc.(a)	37,687	333,153
Alexion Pharmaceuticals Inc.(a)	44,742	1,970,885
Amgen Inc.(a)	551,767	34,380,602
Biogen Idec Inc.(a)	157,295	7,479,377
Bio-Rad Laboratories Inc. Class A(a)	10,241	793,063
Celera Corp.(a)	43,745	262,470
Celgene Corp.(a)	250,860	14,288,986
Charles River Laboratories International Inc.(a)	36,128	1,194,753
Enzon Pharmaceuticals Inc.(a)	21,860	177,722
Genzyme Corp.(a)	147,452	7,651,284
Illumina Inc.(a)(b)	67,347	2,433,921
Incyte Corp.(a)	52,959	275,387
InterMune Inc.(a)	20,020	305,906
Life Technologies Corp.(a)	93,822	4,271,716
Millipore Corp.(a)	29,700	2,067,120
Myriad Genetics Inc.(a)	51,909	1,423,345
Nektar Therapeutics(a)	49,938	353,561
PDL BioPharma Inc.	65,006	534,999
Regeneron Pharmaceuticals Inc.(a)	34,395	737,429
Savient Pharmaceuticals Inc.(a)	33,250	518,368
Vertex Pharmaceuticals Inc.(a)	94,232	3,393,294

		85,366,636
COMMERCIAL SERVICES—0.32%
HMS Holdings Corp.(a)	14,148	543,283
PAREXEL International Corp.(a)	31,540	487,924
Pharmaceutical Product Development Inc.	60,237	1,251,123

		2,282,330
DISTRIBUTION & WHOLESALE—0.14%
Owens & Minor Inc.	22,310	988,333

		988,333
ELECTRONICS—1.91%
Thermo Fisher Scientific Inc.(a)	228,937	10,366,267
Varian Inc.(a)	15,791	801,551
Waters Corp.(a)	52,469	2,636,567

		13,804,385
HEALTH CARE - PRODUCTS—31.05%
Alcon Inc.	41,604	5,308,670
American Medical Systems Holdings Inc.(a)	40,304	616,248
Baxter International Inc.	329,748	18,587,895
Beckman Coulter Inc.	36,969	2,328,677
Becton, Dickinson and Co.	123,470	8,044,071
Boston Scientific Corp.(a)	807,859	8,676,406
C.R. Bard Inc.	54,045	3,976,091
Cepheid Inc.(a)	31,407	331,972
Cooper Companies Inc. (The)	24,695	677,631
Covidien PLC	274,624	10,383,533

DENTSPLY International Inc.	80,984	2,700,816
Edwards Lifesciences Corp.(a)	30,603	2,001,742
Gen-Probe Inc.(a)	28,482	1,057,252
Haemonetics Corp.(a)	13,838	816,580
Henry Schein Inc.(a)	49,031	2,519,213
Hill-Rom Holdings Inc.	34,085	584,217
Hologic Inc.(a)	139,312	2,046,493
IDEXX Laboratories Inc.(a)	32,400	1,614,168
Immucor Inc.(a)	38,089	634,563
Intuitive Surgical Inc.(a)	20,646	4,693,249
Invacare Corp.	16,819	343,108
Inverness Medical Innovations Inc.(a)	43,048	1,448,565
Johnson & Johnson	1,507,442	91,788,143
Kinetic Concepts Inc.(a)	33,892	1,071,665
Masimo Corp.(a)	28,409	694,600
Medtronic Inc.	612,071	21,679,555
NuVasive Inc.(a)(b)	19,911	824,116
Patterson Companies Inc.(a)	54,509	1,382,348
PSS World Medical Inc.(a)	32,981	666,546
ResMed Inc.(a)	41,192	1,688,872
St. Jude Medical Inc.(a)	187,629	7,075,490
Steris Corp.	29,428	826,338
Stryker Corp.	165,895	6,449,998
TECHNE Corp.	20,426	1,303,587
Thoratec Corp.(a)	30,680	771,295
Varian Medical Systems Inc.(a)	67,709	2,388,096
West Pharmaceutical Services Inc.	17,938	654,737
Zimmer Holdings Inc.(a)	117,310	5,466,646

		224,123,192
HEALTH CARE - SERVICES—9.77%
Aetna Inc.	243,633	6,570,782
Amedisys Inc.(a)	14,931	667,565
AMERIGROUP Corp.(a)	28,864	712,364
Brookdale Senior Living Inc.	30,019	321,503
Centene Corp.(a)	23,390	451,661
Community Health Systems Inc.(a)	50,754	1,437,353
Covance Inc.(a)	34,773	1,917,731
Coventry Health Care Inc.(a)	80,607	1,853,961
DaVita Inc.(a)	56,829	2,824,401
Health Management Associates Inc. Class A(a)	133,131	802,780
Health Net Inc.(a)	56,515	764,648
HealthSouth Corp.(a)(b)	47,685	686,664
Healthways Inc.(a)	18,590	274,017
Humana Inc.(a)	92,626	3,042,764
Laboratory Corp. of America Holdings(a)	58,786	3,949,831
LifePoint Hospitals Inc.(a)	29,001	802,168
Lincare Holdings Inc.(a)	37,614	984,735
Magellan Health Services Inc.(a)	19,309	624,839
MEDNAX Inc.(a)	24,839	1,151,288
Odyssey Healthcare Inc.(a)	17,859	208,057
Psychiatric Solutions Inc.(a)	28,994	783,418
Quest Diagnostics Inc.	84,359	4,607,689
Tenet Healthcare Corp.(a)	262,472	1,036,764
UnitedHealth Group Inc.	648,303	18,191,382
Universal Health Services Inc. Class B	25,665	1,427,231
WellCare Health Plans Inc.(a)	22,888	509,487
WellPoint Inc.(a)	263,847	13,888,906

		70,493,989
INSURANCE—0.58%
CIGNA Corp.	148,265	4,210,726

		4,210,726

PHARMACEUTICALS—44.28%
Abbott Laboratories	838,588	37,728,074
Alkermes Inc.(a)	51,507	531,552
Allergan Inc.	167,602	8,954,975
Amylin Pharmaceuticals Inc.(a)(b)	77,014	1,132,876
Auxilium Pharmaceuticals Inc.(a)	23,342	721,968
BioMarin Pharmaceutical Inc.(a)(b)	54,263	890,456
Bristol-Myers Squibb Co.	1,072,555	23,317,346
Catalyst Health Solutions Inc.(a)	20,668	532,821
Cephalon Inc.(a)(b)	40,178	2,356,440
Cubist Pharmaceuticals Inc.(a)	31,282	621,573
Dendreon Corp.(a)	62,346	1,509,397
Eli Lilly and Co.	535,116	18,670,197
Endo Pharmaceuticals Holdings Inc.(a)	56,615	1,189,481
Express Scripts Inc.(a)	124,656	8,730,906
Forest Laboratories Inc.(a)	164,565	4,250,714
Gilead Sciences Inc.(a)	496,246	24,281,317
Hospira Inc.(a)	86,597	3,327,923
Isis Pharmaceuticals Inc.(a)	50,767	928,021
King Pharmaceuticals Inc.(a)	134,110	1,216,378
Medarex Inc.(a)	69,478	1,102,616
Medco Health Solutions Inc.(a)	262,898	13,896,788
Medicines Co. (The)(a)	28,183	228,564
Medicis Pharmaceutical Corp. Class A	30,734	526,166
Merck & Co. Inc.(b)	1,152,281	34,579,953
Mylan Inc.(a)(b)	164,584	2,170,863
Myriad Pharmaceuticals Inc.(a)	12,422	60,495
Onyx Pharmaceuticals Inc.(a)	31,060	1,115,675
OSI Pharmaceuticals Inc.(a)	31,481	1,063,743
Par Pharmaceutical Companies Inc.(a)	18,824	305,137
Perrigo Co.	46,090	1,250,883
Pfizer Inc.	3,674,020	58,527,139
PharMerica Corp.(a)	16,566	347,223
Schering-Plough Corp.	882,780	23,402,498
Sepracor Inc.(a)	59,347	1,029,670
Theravance Inc.(a)	29,311	442,596
United Therapeutics Corp.(a)	12,652	1,171,828
Valeant Pharmaceuticals International(a)	38,023	980,993
Warner Chilcott Ltd. Class A(a)	46,159	697,001
Watson Pharmaceuticals Inc.(a)	56,843	1,974,157
Wyeth	727,168	33,849,670

		319,616,073

TOTAL COMMON STOCKS
(Cost: $960,449,712)		720,885,664

Security	Shares	Value

SHORT-TERM INVESTMENTS—4.57%

MONEY MARKET FUNDS—4.57%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	27,939,194	27,939,194
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	3,868,750	3,868,750
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	1,180,346	1,180,346

		32,988,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,988,290)	32,988,290

TOTAL INVESTMENTS IN SECURITIES—104.45%
(Cost: $993,438,002)	753,873,954
Other Assets, Less Liabilities—(4.45)%	(32,118,637)

NET ASSETS—100.00%	$721,755,317

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HOME CONSTRUCTION INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.76%

BUILDING - MOBILE HOME/MANUFACTURED HOUSING & RV—8.13%
Cavco Industries Inc.(a)(b)(c)	331,716	$11,354,639
Skyline Corp.	346,005	8,397,541

		19,752,180
BUILDING - RESIDENTIAL/COMMERCIAL—61.54%
Centex Corp.(a)(b)	1,126,479	12,289,886
D.R. Horton Inc.	1,591,180	18,441,776
KB Home	683,004	11,399,337
Lennar Corp. Class A	1,240,723	14,690,160
M.D.C. Holdings Inc.	320,029	11,277,822
M/I Homes Inc.(a)	367,292	4,822,544
Meritage Homes Corp.(a)(b)	382,281	8,180,814
NVR Inc.(a)(b)	29,669	17,835,519
Pulte Homes Inc.(b)	1,453,924	16,531,116
Ryland Group Inc.	432,381	8,634,649
Standard-Pacific Corp.(a)	3,089,059	10,626,363
Toll Brothers Inc.(a)	759,031	14,846,646

		149,576,632
BUILDING AND CONSTRUCTION PRODUCTS - MISCELLANEOUS—1.64%
Owens Corning(a)	216,390	3,977,248

		3,977,248
BUILDING PRODUCTS - AIR AND HEATING—1.88%
Lennox International Inc.	131,378	4,578,523

		4,578,523
BUILDING PRODUCTS - CEMENT/AGGREGATES—0.93%
Eagle Materials Inc.	83,196	2,271,251

		2,271,251
BUILDING PRODUCTS - WOOD—4.34%
Masco Corp.	756,496	10,537,989

		10,537,989
COATINGS/PAINT—3.51%
Sherwin-Williams Co. (The)	147,793	8,535,046

		8,535,046
DISTRIBUTION/WHOLESALE—1.80%
Beacon Roofing Supply Inc.(a)	58,392	979,234
Watsco Inc.	64,723	3,395,369

		4,374,603
DIVERSIFIED MANUFACTURING OPERATIONS—3.07%
Leggett & Platt Inc.	429,515	7,452,085

		7,452,085

HOME FURNISHINGS—0.34%
Ethan Allen Interiors Inc.	65,247	830,594

		830,594
REAL ESTATE OPERATING/DEVELOPMENT—1.54%
Avatar Holdings Inc.(a)	174,151	3,735,539

		3,735,539
RETAIL - BUILDING PRODUCTS—7.49%
Home Depot Inc. (The)	336,563	8,730,444
Lowe’s Companies Inc.	422,417	9,487,486

		18,217,930
TEXTILE - HOME FURNISHINGS—3.55%
Mohawk Industries Inc.(a)	167,359	8,632,377

		8,632,377

TOTAL COMMON STOCKS
(Cost: $265,924,634)		242,471,997

Security	Shares	Value

SHORT-TERM INVESTMENTS—8.02%

MONEY MARKET FUNDS—8.02%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	16,739,571	16,739,571
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	2,317,934	2,317,934
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	429,183	429,183

		19,486,688

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,486,688)		19,486,688

TOTAL INVESTMENTS IN SECURITIES—107.78%
(Cost: $285,411,322)		261,958,685
Other Assets, Less Liabilities—(7.78)%		(18,916,474)

NET ASSETS—100.00%		$243,042,211

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

AEROSPACE & DEFENSE—14.69%
AAR Corp.(a)(b)	7,047	$134,809
Alliant Techsystems Inc.(a)	5,973	470,195
BE Aerospace Inc.(a)	18,175	293,708
Boeing Co. (The)	119,128	5,111,783
Curtiss-Wright Corp.	8,276	273,356
Esterline Technologies Corp.(a)	5,349	152,072
General Dynamics Corp.	58,604	3,246,076
Goodrich Corp.	22,382	1,149,540
Kaman Corp.	4,594	88,113
L-3 Communications Holdings Inc.	21,193	1,600,072
Lockheed Martin Corp.	56,352	4,212,876
Moog Inc. Class A(a)	6,980	188,181
Northrop Grumman Corp.	55,480	2,473,298
Orbital Sciences Corp.(a)	10,234	138,568
Raytheon Co.	71,764	3,369,320
Rockwell Collins Inc.	28,725	1,212,195
Spirit AeroSystems Holdings Inc. Class A(a)	18,930	246,279
Teledyne Technologies Inc.(a)	6,121	200,340
TransDigm Group Inc.(a)	6,689	256,122
United Technologies Corp.	159,628	8,694,937

		33,511,840
AUTO MANUFACTURERS—1.31%
Navistar International Corp.(a)	11,393	450,479
Oshkosh Corp.	13,650	374,693
PACCAR Inc.	62,632	2,170,199

		2,995,371
BUILDING MATERIALS—1.36%
Eagle Materials Inc.	7,916	216,107
Lennox International Inc.	9,459	329,646
Martin Marietta Materials Inc.	8,128	699,577
Masco Corp.	65,557	913,209
Owens Corning(a)	15,951	293,179
Quanex Building Products Corp.	6,864	81,613
Simpson Manufacturing Co. Inc.(b)	6,850	194,540
Texas Industries Inc.(b)	4,268	194,194
USG Corp.(a)(b)	12,303	173,964

		3,096,029
CHEMICALS—0.46%
Sherwin-Williams Co. (The)	17,967	1,037,594

		1,037,594
COMMERCIAL SERVICES—5.76%
Accenture Ltd. Class A	113,015	3,963,436

Administaff Inc.	4,056	101,643
Alliance Data Systems Corp.(a)(b)	10,615	541,365
Brinks Home Security Holdings Inc.(a)	8,373	249,683
Convergys Corp.(a)	21,310	228,230
Corporate Executive Board Co. (The)	6,250	117,375
Corrections Corp. of America(a)	21,052	363,358
Deluxe Corp.	9,296	145,482
FTI Consulting Inc.(a)	9,379	510,499
Hewitt Associates Inc. Class A(a)	15,695	469,751
Huron Consulting Group Inc.(a)	3,949	175,138
Iron Mountain Inc.(a)	33,578	980,813
Lender Processing Services Inc.	17,210	588,238
Manpower Inc.	14,221	681,897
Monster Worldwide Inc.(a)	23,044	300,263
MPS Group Inc.(a)	16,837	145,640
Navigant Consulting Inc.(a)	8,764	104,292
PHH Corp.(a)	9,740	178,534
Quanta Services Inc.(a)	35,739	833,076
R.R. Donnelley & Sons Co.	37,462	520,722
Resources Connection Inc.(a)	8,184	123,578
Robert Half International Inc.	27,557	683,138
TeleTech Holdings Inc.(a)	6,714	112,258
TrueBlue Inc.(a)	7,907	100,419
United Rentals Inc.(a)	9,150	68,351
Viad Corp.	3,618	64,111
VistaPrint Ltd.(a)(b)	7,175	295,969
Watson Wyatt Worldwide Inc. Class A	7,757	289,646
Wright Express Corp.(a)	6,947	196,461

		13,133,366

COMPUTERS—0.49%
Affiliated Computer Services Inc. Class A(a)	16,538	784,067
Jack Henry & Associates Inc.	15,250	327,418

		1,111,485

DISTRIBUTION & WHOLESALE—1.11%
Fastenal Co.(b)	25,300	899,921
United Stationers Inc.(a)	4,320	200,534
W.W. Grainger Inc.	11,230	1,009,689
Watsco Inc.	4,465	234,234
WESCO International Inc.(a)	7,748	191,298

		2,535,676

ELECTRIC—0.27%
MDU Resources Group Inc.	30,700	617,991

		617,991

ELECTRICAL COMPONENTS & EQUIPMENT—3.36%
American Superconductor Corp.(a)(b)	7,325	235,645
AMETEK Inc.	19,329	625,486
Belden Inc.	8,566	150,248
Emerson Electric Co.	137,443	5,000,176
EnerSys Inc.(a)	7,614	150,681
General Cable Corp.(a)	9,482	367,617
GrafTech International Ltd.(a)	21,653	297,296
Hubbell Inc. Class B	8,796	328,267
Littelfuse Inc.(a)	3,914	91,588
Molex Inc.	11,867	210,758
Molex Inc. Class A	12,761	212,343

		7,670,105

ELECTRONICS—4.86%
Agilent Technologies Inc.(a)	62,776	1,457,659
Amphenol Corp. Class A	31,106	1,037,385
Arrow Electronics Inc.(a)	21,700	559,209
Avnet Inc.(a)	27,287	665,803
AVX Corp.	9,320	102,427
Benchmark Electronics Inc.(a)	11,798	186,408
Brady Corp. Class A	8,728	256,691
Checkpoint Systems Inc.(a)	6,956	120,548
Dionex Corp.(a)	3,186	209,989
Flextronics International Ltd.(a)	147,673	785,620
FLIR Systems Inc.(a)	27,438	589,643
Itron Inc.(a)	6,723	350,739
Jabil Circuit Inc.	36,115	330,813
Mettler-Toledo International Inc.(a)	6,124	514,783
National Instruments Corp.	11,206	282,615
Park Electrochemical Corp.	3,445	80,510
PerkinElmer Inc.	21,306	375,625
Plexus Corp.(a)	7,108	182,605
Thomas & Betts Corp.(a)	9,713	258,754
Trimble Navigation Ltd.(a)	21,747	515,621
Tyco Electronics Ltd.	83,211	1,786,540
Vishay Intertechnology Inc.(a)	31,026	220,595
Woodward Governor Co.	10,325	202,783

		11,073,365
ENGINEERING & CONSTRUCTION—3.08%
AECOM Technology Corp.(a)	17,380	563,112
EMCOR Group Inc.(a)	11,955	288,355
Fluor Corp.	33,004	1,742,611
Foster Wheeler AG(a)	23,000	531,300
Granite Construction Inc.	6,250	211,750
Insituform Technologies Inc. Class A(a)	7,071	130,106
Jacobs Engineering Group Inc.(a)	22,244	911,559
KBR Inc.	29,505	625,211
McDermott International Inc.(a)	41,226	805,556
Shaw Group Inc. (The)(a)	15,128	445,368
URS Corp.(a)	15,214	769,828

		7,024,756
ENVIRONMENTAL CONTROL—2.79%
Clean Harbors Inc.(a)	3,753	195,794
Mine Safety Appliances Co.	5,741	161,265
Nalco Holding Co.	24,893	440,357
Republic Services Inc.	56,285	1,497,181
Stericycle Inc.(a)(b)	15,427	789,862
Tetra Tech Inc.(a)	11,009	331,591
Waste Connections Inc.(a)	14,482	408,537
Waste Management Inc.	90,246	2,536,815

		6,361,402
FOREST PRODUCTS & PAPER—1.12%
Louisiana-Pacific Corp.(a)	18,750	79,125
MeadWestvaco Corp.	29,467	574,312
Rock-Tenn Co. Class A	6,923	311,258
Temple-Inland Inc.	16,277	254,898
Weyerhaeuser Co.	38,190	1,338,178

		2,557,771

HAND & MACHINE TOOLS—0.48%
Baldor Electric Co.	7,784	200,516
Kennametal Inc.	13,338	284,366
Lincoln Electric Holdings Inc.	7,368	312,256
Regal Beloit Corp.	6,366	295,128

		1,092,266
HOUSEHOLD PRODUCTS & WARES—0.47%
Fortune Brands Inc.	27,218	1,077,016

		1,077,016
HOUSEWARES—0.10%
Toro Co. (The)	6,427	222,760

		222,760
INTERNET—0.20%
CyberSource Corp.(a)	12,641	219,195
HLTH Corp.(a)(b)	16,718	245,420

		464,615
IRON & STEEL—0.09%
Schnitzer Steel Industries Inc. Class A	3,944	212,069

		212,069
MACHINERY—6.78%
AGCO Corp.(a)	16,699	525,351
Albany International Corp. Class A	5,120	70,349
Astec Industries Inc.(a)	3,080	83,345
Bucyrus International Inc.	13,655	402,549
Caterpillar Inc.	109,504	4,824,746
Cognex Corp.	6,684	110,286
Cummins Inc.	32,817	1,411,459
Deere & Co.	76,679	3,353,939
Flowserve Corp.	10,311	832,819
Gardner Denver Inc.(a)	9,488	276,955
Graco Inc.	10,884	269,270
IDEX Corp.	14,763	402,735
Joy Global Inc.	18,632	692,738
Manitowoc Co. Inc. (The)	23,250	143,685
Nordson Corp.	5,684	255,212
Rockwell Automation Inc.	23,020	953,258
Terex Corp.(a)	19,258	292,336
Wabtec Corp.	8,750	294,438
Zebra Technologies Corp. Class A(a)	10,882	265,956

		15,461,426
MANUFACTURING—27.13%
Actuant Corp. Class A	11,930	153,181
Acuity Brands Inc.	7,367	217,400
AptarGroup Inc.	11,628	406,050
Brink’s Co. (The)	8,372	227,300
Carlisle Companies Inc.	11,090	347,450
Ceradyne Inc.(a)	4,723	85,250
CLARCOR Inc.	9,209	304,910
Cooper Industries Ltd. Class A	31,561	1,039,935
Crane Co.	9,290	197,134
Danaher Corp.	44,915	2,750,595
Donaldson Co. Inc.	12,212	464,178
Dover Corp.	33,795	1,149,368
Eaton Corp.	29,883	1,551,525

ESCO Technologies Inc.(a)	4,699	193,082
General Electric Co.	1,922,588	25,762,679
Harsco Corp.	14,667	403,489
Hexcel Corp.(a)	17,572	179,410
Honeywell International Inc.	123,852	4,297,664
Illinois Tool Works Inc.	78,115	3,167,563
Ingersoll-Rand PLC	57,697	1,666,289
ITT Corp.	32,994	1,629,904
Pall Corp.	21,636	650,811
Parker Hannifin Corp.	29,368	1,300,415
Pentair Inc.	17,956	490,558
Roper Industries Inc.	16,439	786,113
SPX Corp.	8,956	473,056
Teleflex Inc.	7,188	344,737
Textron Inc.	44,767	601,668
3M Co.	116,685	8,228,626
Trinity Industries Inc.	14,622	204,123
Tyco International Ltd.	86,505	2,614,181

		61,888,644
METAL FABRICATE & HARDWARE—1.31%
Kaydon Corp.	6,078	198,568
Mueller Industries Inc.	6,814	161,901
Mueller Water Products Inc. Class A	20,858	80,512
Precision Castparts Corp.	25,340	2,022,385
Timken Co. (The)	13,979	284,892
Valmont Industries Inc.	3,416	245,337

		2,993,595
MINING—0.38%
Vulcan Materials Co.	18,348	871,163

		871,163
PACKAGING & CONTAINERS—2.42%
Ball Corp.	17,225	833,001
Bemis Co. Inc.	18,363	483,314
Crown Holdings Inc.(a)	29,104	730,510
Greif Inc. Class A	4,460	228,932
Owens-Illinois Inc.(a)	30,311	1,028,755
Packaging Corp. of America	18,741	368,635
Pactiv Corp.(a)	24,071	606,108
Sealed Air Corp.	28,855	530,643
Silgan Holdings Inc.	4,667	234,563
Sonoco Products Co.	18,170	481,142

		5,525,603
RETAIL—0.24%
MSC Industrial Direct Co. Inc. Class A	7,949	311,919
World Fuel Services Corp.	5,273	231,274

		543,193
SEMICONDUCTORS—0.05%
Veeco Instruments Inc.(a)	5,638	106,220

		106,220
SOFTWARE—4.36%
Acxiom Corp.	14,377	138,738
Automatic Data Processing Inc.	91,350	3,402,788
Broadridge Financial Solutions Inc.	25,569	441,577
Fidelity National Information Services Inc.	34,564	809,489

Fiserv Inc.(a)	28,292	1,341,324
Global Payments Inc.	14,527	614,492
IMS Health Inc.	33,079	396,948
ManTech International Corp. Class A(a)	3,966	211,388
Metavante Technologies Inc.(a)	16,311	502,379
Paychex Inc.	58,927	1,561,566
Total System Services Inc.	35,826	525,926

		9,946,615
TELECOMMUNICATIONS—0.42%
Anixter International Inc.(a)	5,550	189,921
Black Box Corp.	3,159	86,778
CommScope Inc.(a)	14,925	382,080
NeuStar Inc. Class A(a)	13,231	300,079

		958,858
TEXTILES—0.30%
Cintas Corp.	24,150	608,097
G&K Services Inc. Class A	3,419	77,680

		685,777
TRANSPORTATION—14.41%
Alexander & Baldwin Inc.	7,540	220,319
Arkansas Best Corp.	4,166	118,648
Burlington Northern Santa Fe Corp.	50,367	3,958,343
C.H. Robinson Worldwide Inc.	30,865	1,683,068
Con-way Inc.	8,349	380,297
CSX Corp.	71,306	2,860,797
Expeditors International Washington Inc.	38,718	1,313,702
FedEx Corp.	52,960	3,592,806
Forward Air Corp.	5,261	121,687
Genco Shipping & Trading Ltd.(b)	5,022	120,076
General Maritime Corp.(b)	9,634	80,251
Genesee & Wyoming Inc. Class A(a)	6,844	186,773
Heartland Express Inc.	9,904	152,522
Hub Group Inc. Class A(a)	6,754	145,143
J.B. Hunt Transport Services Inc.	17,234	481,690
Kansas City Southern Industries Inc.(a)	16,530	335,724
Kirby Corp.(a)	9,729	360,070
Knight Transportation Inc.	10,652	193,227
Landstar System Inc.	9,403	344,902
Norfolk Southern Corp.	66,749	2,886,894
Old Dominion Freight Line Inc.(a)	5,578	198,744
Overseas Shipholding Group Inc.	4,326	148,598
Ryder System Inc.	10,066	353,619
Teekay Corp.	7,571	134,764
Union Pacific Corp.	91,599	5,268,775
United Parcel Service Inc. Class B	127,292	6,839,399
UTi Worldwide Inc.(a)	18,190	229,558
Werner Enterprises Inc.	9,241	166,892

		32,877,288
TRUCKING & LEASING—0.08%
GATX Corp.	7,555	190,537

		190,537

TOTAL COMMON STOCKS
(Cost: $356,861,059)		227,844,396

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.96%

MONEY MARKET FUNDS—0.96%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	1,771,092	1,771,092
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	245,244	245,244
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	169,150	169,150

		2,185,486

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,185,486)		2,185,486

TOTAL INVESTMENTS IN SECURITIES—100.84%
(Cost: $359,046,545)		230,029,882
Other Assets, Less Liabilities—(0.84)%		(1,914,698)

NET ASSETS—100.00%		$228,115,184

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INSURANCE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.94%

FINANCIAL GUARANTEE INSURANCE—1.04%
Assured Guaranty Ltd.	14,634	$204,437
MBIA Inc.(a)(b)	24,226	101,507

		305,944
INSURANCE BROKERS—2.71%
Arthur J. Gallagher & Co.	13,985	320,256
Brown & Brown Inc.	15,765	302,373
Erie Indemnity Co. Class A	4,639	173,731

		796,360
LIFE/HEALTH INSURANCE—26.74%
Aflac Inc.	55,232	2,091,083
American Equity Investment Life Holding Co.	8,804	63,741
Delphi Financial Group Inc. Class A	6,547	156,015
Lincoln National Corp.	33,541	710,734
National Western Life Insurance Co. Class A	372	49,521
Principal Financial Group Inc.	37,464	887,897
Protective Life Corp.	12,223	182,734
Prudential Financial Inc.	50,458	2,233,776
StanCorp Financial Group Inc.	7,100	244,382
Torchmark Corp.	11,176	436,535
Unum Group	42,995	807,016

		7,863,434
MULTI-LINE INSURANCE—30.85%
Allstate Corp. (The)	64,333	1,731,201
American Financial Group Inc.	11,020	268,778
American National Insurance Co.	2,337	184,740
Assurant Inc.	15,997	408,243
Cincinnati Financial Corp.	20,304	490,342
CNA Financial Corp.	4,614	78,669
Genworth Financial Inc. Class A	58,738	405,292
Hartford Financial Services Group Inc. (The)	42,714	704,354
Horace Mann Educators Corp.	6,284	71,323
Loews Corp.	43,551	1,307,401
MetLife Inc.	67,879	2,304,492
Old Republic International Corp.	31,500	325,710
United Fire & Casualty Co.	3,589	60,331
Unitrin Inc.	6,992	92,224
XL Capital Ltd. Class A	45,591	641,921

		9,075,021
PROPERTY/CASUALTY INSURANCE—35.47%
Alleghany Corp.(a)	864	233,712
AmTrust Financial Services Inc.	6,670	81,507
Arch Capital Group Ltd.(a)	7,562	470,281
Chubb Corp.	42,018	1,940,391
Employers Holdings Inc.	7,270	101,198
First American Corp.	11,562	341,657
Hanover Insurance Group Inc. (The)	7,273	285,902
Harleysville Group Inc.	2,050	63,591
HCC Insurance Holdings Inc.	15,377	385,963

Infinity Property and Casualty Corp.	2,135	88,688
Markel Corp.(a)	1,347	425,073
Mercury General Corp.	3,895	136,598
Navigators Group Inc. (The)(a)	2,202	108,581
OneBeacon Insurance Group Ltd.	3,685	41,640
ProAssurance Corp.(a)	4,739	240,646
Progressive Corp. (The)(a)	78,070	1,216,331
RLI Corp.	2,886	143,174
Safety Insurance Group Inc.	2,485	80,166
Selective Insurance Group Inc.	8,086	120,805
Tower Group Inc.	5,389	134,563
Travelers Companies Inc. (The)	66,587	2,867,902
W.R. Berkley Corp.	18,998	441,324
Wesco Financial Corp.	222	67,699
White Mountains Insurance Group Ltd.	1,089	280,962
Zenith National Insurance Corp.	5,584	133,290

		10,431,644
REINSURANCE—3.13%
Allied World Assurance Holdings Ltd.	5,129	222,906
Argo Group International Holdings Ltd.(a)	4,540	152,544
Axis Capital Holdings Ltd.	19,140	544,724

		920,174

TOTAL COMMON STOCKS
(Cost: $42,870,630)		29,392,577

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.44%

MONEY MARKET FUNDS—0.44%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	93,629	93,629
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	12,965	12,965
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	21,531	21,531

		128,125

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,125)		128,125

TOTAL INVESTMENTS IN SECURITIES—100.38%
(Cost: $42,998,755)		29,520,702
Other Assets, Less Liabilities—(0.38)%		(111,390)

NET ASSETS—100.00%		$29,409,312

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. MEDICAL DEVICES INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.91%

DENTAL SUPPLIES & EQUIPMENT—1.03%
Sirona Dental Systems Inc.(a)	106,168	$2,759,306

		2,759,306
DIAGNOSTIC EQUIPMENT—2.72%
Cepheid Inc.(a)(b)	283,202	2,993,445
Immucor Inc.(a)	256,577	4,274,573

		7,268,018
ELECTRONIC MEASURING INSTRUMENTS—0.97%
Analogic Corp.	68,061	2,580,192

		2,580,192
ENTERPRISE SOFTWARE/SERVICES—0.88%
Omnicell Inc.(a)	188,012	2,346,390

		2,346,390
HOSPITAL BEDS/EQUIPMENT—3.91%
Hill-Rom Holdings Inc.(b)	244,231	4,186,119
Kinetic Concepts Inc.(a)	197,430	6,242,737

		10,428,856
INSTRUMENTS - SCIENTIFIC—13.53%
Thermo Fisher Scientific Inc.(a)	468,085	21,194,889
Varian Inc.(a)	105,400	5,350,104
Waters Corp.(a)	190,127	9,553,882

		36,098,875
MEDICAL - BIOMEDICAL/GENE—4.95%
Bio-Rad Laboratories Inc. Class A(a)	63,948	4,952,133
Millipore Corp.(a)	118,530	8,249,688

		13,201,821
MEDICAL INSTRUMENTS—44.04%
Beckman Coulter Inc.	146,752	9,243,908
Boston Scientific Corp.(a)	1,826,767	19,619,478
Bruker Corp.(a)	286,207	2,879,242
ev3 Inc.(a)	311,501	3,822,117
Integra LifeSciences Holdings Corp.(a)	106,044	3,357,353
Intuitive Surgical Inc.(a)(b)	65,480	14,884,914
Medtronic Inc.	860,224	30,469,134
Natus Medical Inc.(a)	176,313	2,397,857
NuVasive Inc.(a)(b)	116,840	4,836,008
St. Jude Medical Inc.(a)	433,868	16,361,162
Symmetry Medical Inc.(a)	214,182	1,833,398
Thoratec Corp.(a)	186,867	4,697,836
Volcano Corp.(a)	205,287	3,118,309

		117,520,716

MEDICAL PRODUCTS—20.31%
ABIOMED Inc.(a)(b)	231,196	1,745,530
Accuray Inc.(a)(b)	250,998	1,759,496
American Medical Systems Holdings Inc.(a)	262,723	4,017,035
Invacare Corp.	160,847	3,281,279
Stryker Corp.	392,753	15,270,237
Varian Medical Systems Inc.(a)	244,552	8,625,349
Wright Medical Group Inc.(a)	179,004	2,491,736
Zimmer Holdings Inc.(a)	315,801	14,716,327
Zoll Medical Corp.(a)	123,745	2,280,620

		54,187,609
MEDICAL STERILIZATION PRODUCTS—1.92%
Steris Corp.	182,425	5,122,494

		5,122,494
PATIENT MONITORING EQUIPMENT—1.97%
CardioNet Inc.(a)(b)	131,071	930,604
Masimo Corp.(a)	177,375	4,336,819

		5,267,423
RESPIRATORY PRODUCTS—2.76%
ResMed Inc.(a)	179,819	7,372,579

		7,372,579
ULTRA SOUND IMAGING SYSTEMS—0.92%
SonoSite Inc.(a)	103,753	2,445,458

		2,445,458

TOTAL COMMON STOCKS
(Cost: $346,347,519)		266,599,737

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.06%

MONEY MARKET FUNDS—9.06%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	20,937,620	20,937,620
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	2,899,240	2,899,240
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	329,901	329,901

		24,166,761

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,166,761)		24,166,761

TOTAL INVESTMENTS IN SECURITIES—108.97%
(Cost: $370,514,280)		290,766,498
Other Assets, Less Liabilities—(8.97)%		(23,935,858)

NET ASSETS—100.00%		$266,830,640

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.

(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL EQUIPMENT & SERVICES INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.77%

OIL - FIELD SERVICES—54.48%
Baker Hughes Inc.	475,753	$19,267,997
BJ Services Co.	571,470	8,103,445
Cal Dive International Inc.(a)	150,771	1,346,385
CARBO Ceramics Inc.(b)	57,573	2,400,218
Exterran Holdings Inc.(a)(b)	161,503	2,808,537
Global Industries Ltd.(a)(b)	292,370	1,996,887
Halliburton Co.	1,236,329	27,310,508
Helix Energy Solutions Group Inc.(a)	235,412	2,469,472
Hornbeck Offshore Services Inc.(a)	68,923	1,501,143
Key Energy Services Inc.(a)	338,333	2,348,031
Matrix Service Co.(a)	92,891	940,986
Newpark Resources Inc.(a)	306,951	807,281
Oceaneering International Inc.(a)	118,376	6,027,706
Oil States International Inc.(a)	123,391	3,346,364
RPC Inc.(b)	110,696	909,921
Schlumberger Ltd.	1,124,831	60,178,459
SEACOR Holdings Inc.(a)	46,865	3,724,830
Smith International Inc.	394,286	9,908,407
Superior Energy Services Inc.(a)	184,743	3,064,886
Tetra Technologies Inc.(a)	212,640	1,639,454

		160,100,917
OIL & GAS DRILLING—21.94%
Atwood Oceanics Inc.(a)	134,752	3,886,248
Diamond Offshore Drilling Inc.	121,443	10,914,082
ENSCO International Inc.	264,462	10,020,465
Helmerich & Payne Inc.(b)	199,511	6,855,198
Nabors Industries Ltd.(a)	540,432	9,198,153
Parker Drilling Co.(a)	341,755	1,578,908
Patterson-UTI Energy Inc.	349,460	4,826,043
Pioneer Drilling Co.(a)	169,490	742,366
Pride International Inc.(a)	312,749	7,840,617
Rowan Companies Inc.	233,037	4,970,679
Unit Corp.(a)	114,321	3,622,832

		64,455,591
OIL FIELD MACHINERY & EQUIPMENT—19.99%
Cameron International Corp.(a)(b)	391,570	12,228,731
Chart Industries Inc.(a)	80,187	1,544,402
Dresser-Rand Group Inc.(a)	183,631	5,345,498
Dril-Quip Inc.(a)	77,142	3,262,335
FMC Technologies Inc.(a)	236,538	10,289,403
Lufkin Industries Inc.	42,349	1,922,645
NATCO Group Inc. Class A(a)	56,648	2,042,727
National Oilwell Varco Inc.(a)	615,022	22,103,891

		58,739,632

TRANSPORTATION - MARINE—2.52%
GulfMark Offshore Inc.(a)	71,989	2,302,928
Tidewater Inc.	113,196	5,093,820

		7,396,748
TRANSPORTATION - SERVICES—0.84%
Bristow Group Inc.(a)	74,867	2,478,098

		2,478,098

TOTAL COMMON STOCKS
(Cost: $361,056,679)		293,170,986

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.65%

MONEY MARKET FUNDS—2.65%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	6,442,154	6,442,154
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	892,048	892,048
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	464,360	464,360

		7,798,562

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,798,562)		7,798,562

TOTAL INVESTMENTS IN SECURITIES—102.42%
(Cost: $368,855,241)		300,969,548
Other Assets, Less Liabilities—(2.42)%		(7,117,019)

NET ASSETS—100.00%		$293,852,529

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. OIL & GAS EXPLORATION & PRODUCTION INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.87%

GAS - DISTRIBUTION—2.28%
Energen Corp.	103,621	$4,281,620
Southern Union Co.	163,394	3,166,576

		7,448,196
OIL - U.S. ROYALTY TRUSTS—1.05%
BP Prudhoe Bay Royalty Trust(a)	34,921	2,378,818
Hugoton Royalty Trust	80,340	1,050,847

		3,429,665
OIL & GAS DRILLING—0.42%
Atlas America Inc.	68,889	1,385,358

		1,385,358
OIL COMPANIES - EXPLORATION & PRODUCTION—88.84%
Anadarko Petroleum Corp.	446,886	21,539,905
Apache Corp.	291,371	24,460,595
Arena Resources Inc.(b)	64,124	2,092,366
Berry Petroleum Co. Class A	73,059	1,732,959
Bill Barrett Corp.(b)	58,287	1,841,286
BPZ Resources Inc.(a)(b)	178,018	1,281,730
Cabot Oil & Gas Corp.	140,477	4,934,957
Carrizo Oil & Gas Inc.(a)(b)	55,820	1,060,580
Chesapeake Energy Corp.	627,987	13,464,041
Cimarex Energy Co.	119,255	4,266,944
Clayton Williams Energy Inc.(b)	23,984	462,411
CNX Gas Corp.(b)	51,349	1,509,147
Comstock Resources Inc.(b)	72,292	2,783,242
Concho Resources Inc.(b)	107,347	3,295,553
Contango Oil & Gas Co.(b)	26,478	1,228,314
Continental Resources Inc.(b)	55,526	1,878,445
Denbury Resources Inc.(b)	329,052	5,462,263
Devon Energy Corp.	368,446	21,403,028
Encore Acquisition Co.(b)	82,373	2,932,479
EOG Resources Inc.	235,794	17,455,830
EXCO Resources Inc.(b)	251,459	3,455,047
Forest Oil Corp.(b)	153,628	2,588,632
GMX Resources Inc.(b)	47,151	548,366
Goodrich Petroleum Corp.(a)(b)	50,118	1,285,527
Mariner Energy Inc.(b)	166,330	1,994,297
McMoRan Exploration Co.(b)	163,622	1,040,636
Newfield Exploration Co.(b)	169,857	6,680,476
Noble Energy Inc.	181,906	11,118,095
Occidental Petroleum Corp.	589,101	42,026,465
Penn Virginia Corp.	83,467	1,603,401
Petrohawk Energy Corp.(b)	324,812	7,886,435
Petroleum Development Corp.(b)	34,295	577,528

Pioneer Natural Resources Co.	158,975	4,538,736
Plains Exploration & Production Co.(b)	162,158	4,645,827
Quicksilver Resources Inc.(a)(b)	195,376	2,239,009
Range Resources Corp.	183,507	8,516,560
Rosetta Resources Inc.(b)	107,011	1,109,704
SandRidge Energy Inc.(b)	237,294	2,218,699
Southwestern Energy Co.(b)	341,573	14,151,369
St. Mary Land & Exploration Co.	104,756	2,500,526
Swift Energy Co.(b)	62,198	1,225,301
Ultra Petroleum Corp.(b)	178,180	7,861,302
W&T Offshore Inc.	78,561	839,817
Whiting Petroleum Corp.(b)	76,322	3,507,759
XTO Energy Inc.	517,215	20,807,559

		290,053,148
OIL REFINING & MARKETING—7.28%
CVR Energy Inc.(b)	114,237	975,584
Frontier Oil Corp.	170,320	2,367,448
Holly Corp.	77,193	1,641,895
Sunoco Inc.	166,117	4,101,429
Tesoro Corp.	213,896	2,799,899
Valero Energy Corp.	613,692	11,046,456
Western Refining Inc.(a)(b)	126,086	820,820

		23,753,531

TOTAL COMMON STOCKS
(Cost: $395,434,554)		326,069,898

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.86%

MONEY MARKET FUNDS—1.86%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	4,892,054	4,892,054
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	677,404	677,404
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	498,361	498,361

		6,067,819

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,067,819)		6,067,819

TOTAL INVESTMENTS IN SECURITIES—101.73%
(Cost: $401,502,373)		332,137,717
Other Assets, Less Liabilities—(1.73)%		(5,642,244)

NET ASSETS—100.00%		$326,495,473

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. PHARMACEUTICALS INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

CONSUMER PRODUCTS - MISCELLANEOUS—0.94%
Prestige Brands Holdings Inc.(a)	135,386	$884,071

		884,071
DRUG DELIVERY SYSTEMS—3.07%
Alkermes Inc.(a)	151,265	1,561,055
Noven Pharmaceuticals Inc.(a)	79,976	1,318,004

		2,879,059
MEDICAL - BIOMEDICAL/GENE—2.48%
AMAG Pharmaceuticals Inc.(a)	26,365	1,197,235
Medicines Co. (The)(a)	139,229	1,129,147

		2,326,382
MEDICAL - DRUGS—70.29%
Abbott Laboratories	122,904	5,529,451
Allergan Inc.	76,066	4,064,206
Auxilium Pharmaceuticals Inc.(a)	56,601	1,750,669
Bristol-Myers Squibb Co.	227,527	4,946,437
Cephalon Inc.(a)(b)	41,163	2,414,210
Eli Lilly and Co.	125,471	4,377,683
Endo Pharmaceuticals Holdings Inc.(a)	101,045	2,122,955
Forest Laboratories Inc.(a)	118,159	3,052,047
King Pharmaceuticals Inc.(a)	199,578	1,810,172
Medicis Pharmaceutical Corp. Class A	88,205	1,510,070
Medivation Inc.(a)(b)	60,530	1,498,117
Merck & Co. Inc.	194,092	5,824,701
Pfizer Inc.	420,820	6,703,663
Rigel Pharmaceuticals Inc.(a)	94,805	789,726
Salix Pharmaceuticals Ltd.(a)	112,997	1,376,303
Schering-Plough Corp.	189,114	5,013,412
Sepracor Inc.(a)	108,020	1,874,147
Valeant Pharmaceuticals International(a)	73,679	1,900,918
ViroPharma Inc.(a)(b)	187,275	1,380,217
VIVUS Inc.(a)	181,710	1,346,471
Wyeth	116,952	5,444,116
XenoPort Inc.(a)	56,341	1,144,286

		65,873,977
MEDICAL - GENERIC DRUGS—8.48%
Mylan Inc.(a)(b)	169,690	2,238,211
Par Pharmaceutical Companies Inc.(a)	78,542	1,273,166
Perrigo Co.	72,204	1,959,617
Watson Pharmaceuticals Inc.(a)	71,224	2,473,609

		7,944,603
MEDICAL PRODUCTS—11.24%
Hospira Inc.(a)	73,706	2,832,522
Johnson & Johnson	126,522	7,703,925

		10,536,447

THERAPEUTICS—3.38%
Theravance Inc.(a)(b)	95,093	1,435,904
Warner Chilcott Ltd. Class A(a)	114,432	1,727,923

		3,163,827

TOTAL COMMON STOCKS
(Cost: $107,043,728)		93,608,366

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.29%

MONEY MARKET FUNDS—7.29%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	5,882,989	5,882,989
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	814,620	814,620
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	135,719	135,719

		6,833,328

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,833,328)		6,833,328

TOTAL INVESTMENTS IN SECURITIES—107.17%
(Cost: $113,877,056)		100,441,694
Other Assets, Less Liabilities—(7.17)%		(6,723,831)

NET ASSETS—100.00%		$93,717,863

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.85%

REAL ESTATE MANAGEMENT/SERVICES—2.12%
CB Richard Ellis Group Inc. Class A(a)	2,237,320	$24,386,788
Jones Lang LaSalle Inc.	409,877	15,558,931

		39,945,719
REAL ESTATE OPERATING/DEVELOPMENT—7.38%
Brookfield Properties Corp.	2,038,795	19,287,001
Forest City Enterprises Inc. Class A(b)	1,129,379	8,063,766
Forestar Group Inc.(a)(b)	354,138	4,610,877
Plum Creek Timber Co. Inc.(b)	1,627,087	50,895,281
Rayonier Inc.	781,667	30,477,196
St. Joe Co. (The)(a)(b)	914,217	25,744,351

		139,078,472
REITs - APARTMENTS—12.19%
American Campus Communities Inc.	527,873	12,104,128
Apartment Investment and Management Co. Class A	1,178,258	11,052,060
AvalonBay Communities Inc.(b)	794,010	46,211,382
BRE Properties Inc. Class A	517,167	12,272,373
Camden Property Trust	654,937	19,327,191
Equity Residential	2,737,986	65,711,664
Essex Property Trust Inc.(b)	276,253	17,959,208
Home Properties Inc.	330,396	11,795,137
Mid-America Apartment Communities Inc.	283,390	11,242,081
Post Properties Inc.	450,513	6,379,264
UDR Inc.	1,498,614	15,660,516

		229,715,004
REITs - DIVERSIFIED—11.10%
Colonial Properties Trust	500,456	3,993,639
Cousins Properties Inc.(b)	249,243	2,148,475
Digital Realty Trust Inc.(b)	697,298	28,275,434
Duke Realty Corp.	2,246,953	21,323,584
Entertainment Properties Trust	358,134	9,780,640
Lexington Realty Trust	884,976	3,787,697
Liberty Property Trust	1,057,574	29,368,830
Potlatch Corp.	396,668	11,729,473
Vornado Realty Trust(b)	1,644,826	83,919,022
Washington Real Estate Investment Trust(b)	584,753	14,963,829

		209,290,623
REITs - HEALTH CARE—13.10%
HCP Inc.	2,723,226	70,150,302
Health Care REIT Inc.	1,107,656	44,372,699
Healthcare Realty Trust Inc.	592,455	11,499,552
Nationwide Health Properties Inc.	1,021,791	29,652,375
Omega Healthcare Investors Inc.	817,150	13,654,576
Senior Housing Properties Trust	1,199,786	22,388,007
Ventas Inc.(b)	1,563,312	55,184,914

		246,902,425

REITs - HOTELS—4.92%
DiamondRock Hospitality Co.	1,085,935	7,340,921
Hospitality Properties Trust	1,120,409	17,691,258
Host Hotels & Resorts Inc.	5,958,587	54,103,970
LaSalle Hotel Properties	636,242	9,486,368
Sunstone Hotel Investors Inc.(b)	729,135	4,053,991

		92,676,508
REITs - MANUFACTURED HOMES—0.60%
Equity Lifestyle Properties Inc.	270,878	11,287,486

		11,287,486
REITs - MORTGAGE—8.01%
Annaly Capital Management Inc.	5,435,899	91,594,898
Chimera Investment Corp.	6,081,366	21,771,290
Hatteras Financial Corp.	358,290	10,150,356
MFA Financial Inc.	2,229,487	16,498,204
Redwood Trust Inc.	681,062	11,067,257

		151,082,005
REITs - OFFICE PROPERTY—11.98%
Alexandria Real Estate Equities Inc.(b)	396,773	15,121,019
BioMed Realty Trust Inc.	972,729	11,361,475
Boston Properties Inc.(b)	1,361,876	72,043,240
Brandywine Realty Trust	1,241,816	10,158,055
Corporate Office Properties Trust	573,599	19,450,742
Douglas Emmett Inc.	870,275	8,841,994
Franklin Street Properties Corp.	639,788	9,123,377
Highwoods Properties Inc.	700,109	17,929,791
HRPT Properties Trust	2,276,634	10,973,376
Kilroy Realty Corp.(b)	424,139	10,009,680
Mack-Cali Realty Corp.	768,946	21,461,283
SL Green Realty Corp.(b)	747,284	19,264,982

		225,739,014
REITs - OUTLET CENTERS—2.14%
National Retail Properties Inc.	801,111	15,789,898
Realty Income Corp.(b)	1,039,751	24,517,329

		40,307,227
REITs - REGIONAL MALLS—10.17%
CBL & Associates Properties Inc.	1,303,547	7,743,069
Macerich Co. (The)(b)	783,953	15,420,355
Simon Property Group Inc.	2,773,236	154,524,710
Taubman Centers Inc.(b)	528,935	14,074,960

		191,763,094
REITs - SHOPPING CENTERS—7.12%
Developers Diversified Realty Corp.	1,464,595	8,216,378
Federal Realty Investment Trust(b)	586,574	33,464,047
Kimco Realty Corp.	3,770,753	37,104,210
Regency Centers Corp.	801,067	25,698,229
Tanger Factory Outlet Centers Inc.(b)	315,075	11,197,765
Weingarten Realty Investors(b)	1,200,966	18,530,905

		134,211,534
REITs - STORAGE—4.94%
Public Storage	1,282,145	93,045,263

		93,045,263
REITs - WAREHOUSE/INDUSTRIAL—4.08%
AMB Property Corp.	1,467,272	29,066,658
DCT Industrial Trust Inc.	1,975,337	9,007,537
ProLogis	4,430,536	38,944,411

		77,018,606

TOTAL COMMON STOCKS
(Cost: $2,344,445,532)		1,882,062,980

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.75%

MONEY MARKET FUNDS—9.75%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	157,519,763	157,519,763
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	21,811,816	21,811,816
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	4,394,160	4,394,160

		183,725,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $183,725,739)		183,725,739

TOTAL INVESTMENTS IN SECURITIES—109.60%
(Cost: $2,528,171,271)		2,065,788,719
Other Assets, Less Liabilities—(9.60)%		(180,909,187)

NET ASSETS—100.00%		$1,884,879,532

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REGIONAL BANKS INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.86%

COMMERCIAL BANKS - CENTRAL U.S.—11.81%
Associated Banc-Corp.	76,680	$831,211
BOK Financial Corp.	14,520	608,243
Commerce Bancshares Inc.	40,049	1,468,196
Cullen/Frost Bankers Inc.	36,138	1,735,708
First Financial Bankshares Inc.	13,358	703,566
First Midwest Bancorp Inc.	31,184	260,698
FirstMerit Corp.	52,745	985,277
International Bancshares Corp.	34,505	454,776
Marshall & Ilsley Corp.	220,650	1,332,726
MB Financial Inc.	22,341	307,189
Old National Bancorp	42,910	484,883
Park National Corp.(a)	7,299	465,311
PrivateBancorp Inc.(a)	29,010	720,318
Prosperity Bancshares Inc.	29,640	993,236
Sterling Bancshares Inc.	53,184	429,195
TCF Financial Corp.	77,719	1,098,947
UMB Financial Corp.	21,502	897,063
Wintrust Financial Corp.	15,269	399,284

		14,175,827
COMMERCIAL BANKS - EASTERN U.S.—5.95%
CapitalSource Inc.	157,939	732,837
F.N.B. Corp.	71,170	552,279
Fulton Financial Corp.	113,334	766,138
M&T Bank Corp.(a)	45,952	2,679,921
National Penn Bancshares Inc.	54,066	269,249
Susquehanna Bancshares Inc.	55,406	291,436
TrustCo Bank Corp. NY	48,794	306,914
Valley National Bancorp(a)	91,238	1,160,547
Webster Financial Corp.	33,801	382,289

		7,141,610
COMMERCIAL BANKS - SOUTHERN U.S.—15.72%
BancorpSouth Inc.	50,212	1,129,770
BB&T Corp.	409,606	9,371,785
First BanCorp (Puerto Rico)	49,548	153,599
First Horizon National Corp.(b)	138,082	1,770,211
Hancock Holding Co.	17,049	688,609
Popular Inc.(a)	164,804	209,301
Regions Financial Corp.	705,715	3,119,260
Synovus Financial Corp.	176,085	618,058
Trustmark Corp.	32,590	648,541
United Bancshares Inc.	27,812	563,471
United Community Banks Inc.(a)(b)	31,470	211,793
Whitney Holding Corp.	43,467	380,771

		18,865,169
COMMERCIAL BANKS - WESTERN U.S.—5.84%
Bank of Hawaii Corp.	30,706	1,178,189

Cathay General Bancorp(a)	31,838	290,363
City National Corp.	27,050	1,066,852
East West Bancorp Inc.	54,677	483,345
Glacier Bancorp Inc.	39,548	615,762
PacWest Bancorp	16,426	264,130
SVB Financial Group(b)	21,245	748,886
Umpqua Holdings Corp.	38,684	375,235
Westamerica Bancorporation(a)	18,683	976,374
Zions Bancorporation(a)	74,381	1,010,094

		7,009,230
FIDUCIARY BANKS—8.09%
Northern Trust Corp.	153,821	9,200,034
Wilmington Trust Corp.	44,726	513,902

		9,713,936
SAVINGS & LOANS/THRIFTS - CENTRAL U.S.—0.98%
Capitol Federal Financial	13,706	504,792
TFS Financial Corp.	60,470	671,217

		1,176,009
SAVINGS & LOANS/THRIFTS - EASTERN U.S.—9.66%
Astoria Financial Corp.	56,934	552,829
First Niagara Financial Group Inc.	93,756	1,232,891
Hudson City Bancorp Inc.	310,524	4,365,968
New York Community Bancorp Inc.	221,810	2,426,601
NewAlliance Bancshares Inc.	64,218	786,671
People’s United Financial Inc.	110,394	1,793,903
Provident Financial Services Inc.	36,562	432,894

		11,591,757
SAVINGS & LOANS/THRIFTS - WESTERN U.S.—0.66%
Washington Federal Inc.	56,797	791,182

		791,182
SUPER-REGIONAL BANKS - U.S.—41.15%
Comerica Inc.	97,328	2,320,300
Fifth Third Bancorp	372,180	3,535,710
Huntington Bancshares Inc.	350,313	1,432,780
KeyCorp	456,210	2,636,894
PNC Financial Services Group Inc. (The)	286,939	10,519,184
SunTrust Banks Inc.	297,424	5,799,768
U.S. Bancorp	1,133,329	23,131,245

		49,375,881

TOTAL COMMON STOCKS
(Cost: $196,723,064)		119,840,601

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.56%

MONEY MARKET FUNDS—5.56%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	5,785,445	5,785,445
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	801,112	801,112

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	81,696	81,696

		6,668,253

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,668,253)		6,668,253

TOTAL INVESTMENTS IN SECURITIES—105.42%
(Cost: $203,391,317)		126,508,854
Other Assets, Less Liabilities—(5.42)%		(6,506,379)

NET ASSETS—100.00%		$120,002,475

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.89%

COMMERCIAL SERVICES—0.38%
Forrester Research Inc.(a)	20,168	$455,192
Gartner Inc.(a)	44,352	758,419
SAIC Inc.(a)	164,329	2,972,712

		4,186,323
COMPUTERS—30.67%
Apple Inc.(a)	571,177	93,324,610
Brocade Communications Systems Inc.(a)	248,731	1,955,026
CACI International Inc. Class A(a)	25,442	1,175,420
Cadence Design Systems Inc.(a)	155,897	919,792
Cognizant Technology Solutions Corp. Class A(a)	184,374	5,455,627
Computer Sciences Corp.(a)	111,584	5,375,001
Dell Inc.(a)	1,159,992	15,520,693
Diebold Inc.	61,434	1,702,950
DST Systems Inc.(a)	28,637	1,269,478
Electronics For Imaging Inc.(a)	42,131	480,293
EMC Corp.(a)	1,357,755	20,447,790
Hewlett-Packard Co.	1,210,765	52,426,124
Imation Corp.	32,558	295,627
International Business Machines Corp.	869,238	102,509,237
Lexmark International Inc. Class A(a)	53,871	780,052
Mentor Graphics Corp.(a)	57,514	399,147
MICROS Systems Inc.(a)	64,552	1,768,079
NCR Corp.(a)	121,286	1,569,441
NetApp Inc.(a)	223,537	5,020,641
Palm Inc.(a)	84,064	1,322,327
Perot Systems Corp. Class A(a)	86,858	1,387,991
Riverbed Technology Inc.(a)	31,736	635,037
SanDisk Corp.(a)	143,496	2,557,099
Seagate Technology	313,543	3,775,058
SRA International Inc. Class A(a)	34,461	678,882
Sun Microsystems Inc.(a)	500,841	4,592,712
Synaptics Inc.(a)(b)	17,996	431,364
Synopsys Inc.(a)	101,802	2,034,004
Teradata Corp.(a)	120,703	2,965,673
Western Digital Corp.(a)	156,567	4,736,152

		337,511,327
DISTRIBUTION & WHOLESALE—0.37%
Brightpoint Inc.(a)	33,614	199,667
Ingram Micro Inc. Class A(a)	127,153	2,138,713
Tech Data Corp.(a)	50,987	1,780,976

		4,119,356
ELECTRONICS—0.06%
Cymer Inc.(a)(b)	19,806	677,563

		677,563

ENGINEERING & CONSTRUCTION—0.02%
Dycom Industries Inc.(a)	14,080	179,238

		179,238
INTERNET—10.36%
Akamai Technologies Inc.(a)	106,629	1,752,981
Ariba Inc.(a)	54,416	571,912
Avocent Corp.(a)	34,935	541,842
Check Point Software Technologies Ltd.(a)	143,998	3,843,307
Digital River Inc.(a)	24,407	862,787
EarthLink Inc.(a)	82,984	701,215
Equinix Inc.(a)(b)	19,989	1,633,701
F5 Networks Inc.(a)	59,156	2,195,871
Google Inc. Class A(a)	155,085	68,710,409
IAC/InterActiveCorp.(a)	48,748	897,451
j2 Global Communications Inc.(a)	39,064	937,145
McAfee Inc.(a)	114,795	5,117,561
Rackspace Hosting Inc.(a)	25,585	359,213
S1 Corp.(a)	45,955	325,821
SonicWALL Inc.(a)	41,879	317,862
Symantec Corp.(a)	552,527	8,249,228
TIBCO Software Inc.(a)	118,130	1,031,275
United Online Inc.	47,386	435,003
VeriSign Inc.(a)	133,342	2,725,510
Websense Inc.(a)	41,427	613,120
Yahoo! Inc.(a)	849,374	12,163,036

		113,986,250
MACHINERY—0.06%
Intermec Inc.(a)	44,928	612,818

		612,818
OFFICE & BUSINESS EQUIPMENT—0.76%
Pitney Bowes Inc.	158,571	3,274,491
Xerox Corp.	625,417	5,122,165

		8,396,656
SEMICONDUCTORS—17.04%
Advanced Micro Devices Inc.(a)(b)	318,240	1,164,758
Altera Corp.	202,430	3,783,417
Amkor Technology Inc.(a)(b)	18,338	114,796
Analog Devices Inc.	195,145	5,341,119
Applied Materials Inc.	916,612	12,649,246
Applied Micro Circuits Corp.(a)	43,678	377,815
Atmel Corp.(a)	286,950	1,196,581
Broadcom Corp. Class A(a)	287,671	8,120,952
Cabot Microelectronics Corp.(a)	16,279	552,184
Cree Inc.(a)	52,133	1,671,384
Cypress Semiconductor Corp.(a)	95,749	1,016,854
Emulex Corp.(a)	56,344	514,421
Fairchild Semiconductor International Inc.(a)	55,821	492,899
FormFactor Inc.(a)	28,020	645,861
Integrated Device Technology Inc.(a)	116,192	786,620
Intel Corp.	3,606,676	69,428,513
International Rectifier Corp.(a)	45,116	747,121
Intersil Corp. Class A	80,929	1,162,950
KLA-Tencor Corp.	110,947	3,536,990
Lam Research Corp.(a)	79,445	2,388,117
Linear Technology Corp.	140,381	3,772,037
LSI Corp.(a)	422,353	2,187,789
Marvell Technology Group Ltd.(a)	306,942	4,094,606

Maxim Integrated Products Inc.	201,490	3,570,403
MEMC Electronic Materials Inc.(a)	145,284	2,559,904
Micrel Inc.	34,150	267,053
Microchip Technology Inc.	127,945	3,445,559
Micron Technology Inc.(a)(b)	483,060	3,086,753
Microsemi Corp.(a)	52,128	711,547
National Semiconductor Corp.	159,450	2,401,317
Novellus Systems Inc.(a)	69,155	1,353,363
NVIDIA Corp.(a)	351,425	4,543,925
OmniVision Technologies Inc.(a)	30,939	409,323
ON Semiconductor Corp.(a)	251,510	1,836,023
PMC-Sierra Inc.(a)	138,638	1,268,538
QLogic Corp.(a)	109,485	1,428,779
Rambus Inc.(a)(b)	67,038	1,134,953
Rovi Corp.(a)	52,714	1,378,998
Semtech Corp.(a)	39,792	732,173
Silicon Laboratories Inc.(a)(b)	33,878	1,450,995
Skyworks Solutions Inc.(a)	103,630	1,251,850
Teradyne Inc.(a)(b)	101,736	801,680
Tessera Technologies Inc.(a)	31,217	876,886
Texas Instruments Inc.	855,618	20,577,613
TriQuint Semiconductor Inc.(a)	92,446	663,762
Varian Semiconductor Equipment Associates Inc.(a)	47,544	1,523,310
Xilinx Inc.	192,573	4,176,908
Zoran Corp.(a)	25,938	298,806

		187,497,451
SOFTWARE—21.73%
ACI Worldwide Inc.(a)	22,321	336,377
Adobe Systems Inc.(a)	354,868	11,504,821
Advent Software Inc.(a)	12,086	440,535
Allscripts-Misys Healthcare Solutions Inc.	48,432	834,483
ANSYS Inc.(a)	65,284	2,040,778
Autodesk Inc.(a)	154,691	3,373,811
Blackboard Inc.(a)	4,812	163,464
BMC Software Inc.(a)	138,510	4,713,495
CA Inc.	283,451	5,992,154
Cerner Corp.(a)(b)	56,472	3,675,198
Citrix Systems Inc.(a)	126,983	4,520,595
Compuware Corp.(a)	177,625	1,301,991
Concur Technologies Inc.(a)(b)	36,151	1,246,848
CSG Systems International Inc.(a)	28,887	481,835
Fair Isaac Corp.	32,633	626,227
Informatica Corp.(a)	56,747	1,043,577
Intuit Inc.(a)	215,067	6,387,490
JDA Software Group Inc.(a)	19,691	405,832
Microsoft Corp.	5,170,221	121,603,598
Novell Inc.(a)	222,912	1,020,937
Nuance Communications Inc.(a)	123,003	1,623,640
Omniture Inc.(a)(b)	48,169	658,952
Oracle Corp.	2,317,120	51,277,866
Parametric Technology Corp.(a)	85,876	1,108,659
Progress Software Corp.(a)	33,172	750,682
Quality Systems Inc.	6,240	342,514
Quest Software Inc.(a)	45,375	668,828
Red Hat Inc.(a)	121,213	2,767,293
Salesforce.com Inc.(a)(b)	68,667	2,976,028
Solera Holdings Inc.(a)	58,468	1,574,543
Sybase Inc.(a)	66,396	2,376,977
VeriFone Holdings Inc.(a)	51,182	461,150
VMware Inc. Class A(a)(b)	28,264	910,949

		239,212,127

TELECOMMUNICATIONS—18.44%
ADC Telecommunications Inc.(a)	28,219	205,434
ADTRAN Inc.	41,029	991,261
Amdocs Ltd.(a)	128,997	3,085,608
American Tower Corp. Class A(a)	282,703	9,637,345
ARRIS Group Inc.(a)	81,240	989,503
Atheros Communications Inc.(a)	37,744	943,600
Ciena Corp.(a)	44,456	496,129
Cisco Systems Inc.(a)	3,776,433	83,119,290
Comtech Telecommunications Corp.(a)	23,573	751,272
Corning Inc.	1,021,159	17,359,703
Crown Castle International Corp.(a)	166,560	4,786,934
EchoStar Corp. Class A(a)	26,910	396,653
Harmonic Inc.(a)	60,080	416,354
Harris Corp.	94,713	2,965,464
InterDigital Inc.(a)	29,097	861,562
JDS Uniphase Corp.(a)	110,389	646,880
Juniper Networks Inc.(a)(b)	354,482	9,262,615
Motorola Inc.	1,358,770	9,728,793
Plantronics Inc.	30,968	733,013
Polycom Inc.(a)	56,466	1,341,068
QUALCOMM Inc.	1,032,988	47,734,375
RF Micro Devices Inc.(a)	90,716	471,723
SAVVIS Inc.(a)(b)	18,062	262,080
SBA Communications Corp. Class A(a)	73,826	1,926,120
Sonus Networks Inc.(a)	161,725	307,278
Sycamore Networks Inc.(a)	121,515	413,151
Tekelec(a)	39,417	724,879
Tellabs Inc.(a)	248,662	1,442,240
3Com Corp.(a)	255,764	964,230

		202,964,557

TOTAL COMMON STOCKS
(Cost: $1,287,078,998)		1,099,343,666

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.80%

MONEY MARKET FUNDS—1.80%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	16,201,761	16,201,761
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	2,243,464	2,243,464
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	1,366,223	1,366,223

		19,811,448

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,811,448)		19,811,448

TOTAL INVESTMENTS IN SECURITIES—101.69%
(Cost: $1,306,890,446)	1,119,155,114
Other Assets, Less Liabilities—(1.69)%	(18,547,860)

NET ASSETS—100.00%	$1,100,607,254

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.92%

HOLDING COMPANIES - DIVERSIFIED—3.75%
Leucadia National Corp.(a)	792,667	$19,420,341

		19,420,341
TELECOMMUNICATIONS—96.17%
Alaska Communications Systems Group Inc.(b)	585,760	4,340,482
AT&T Inc.	4,574,452	119,987,876
Atlantic Tele-Network Inc.	122,231	5,125,146
Cbeyond Inc.(a)(b)	321,154	4,502,579
Centennial Communications Corp.(a)	710,188	5,447,142
CenturyTel Inc.	1,325,811	41,617,207
Cincinnati Bell Inc.(a)	2,190,296	6,855,626
Consolidated Communications Holdings Inc.	361,258	4,562,689
Frontier Communications Corp.	1,936,352	13,554,464
General Communication Inc. Class A(a)	507,208	3,474,375
Global Crossing Ltd.(a)(b)	410,044	4,457,178
Iowa Telecommunications Services Inc.	444,576	5,450,502
Leap Wireless International Inc.(a)(b)	372,513	8,921,686
Level 3 Communications Inc.(a)	8,773,610	10,791,540
MetroPCS Communications Inc.(a)	1,222,863	14,490,927
NII Holdings Inc.(a)	829,428	19,093,433
NTELOS Holdings Corp.	320,550	4,965,319
PAETEC Holding Corp.(a)	1,544,724	4,541,489
Qwest Communications International Inc.	5,582,000	21,546,520
RCN Corp.(a)	544,643	3,965,001
Shenandoah Telecommunications Co.	268,817	5,473,114
Sprint Nextel Corp.(a)	6,084,366	24,337,464
SureWest Communications(a)(b)	266,821	3,417,977
Telephone and Data Systems Inc.	501,531	12,909,408
tw telecom inc.(a)	954,571	9,450,253
United States Cellular Corp.(a)	162,291	5,813,264
USA Mobility Inc.	314,358	4,243,833
Verizon Communications Inc.	2,773,318	88,940,308
Virgin Media Inc.	1,622,471	16,954,822
Windstream Corp.	2,175,294	19,077,328

		498,308,952

TOTAL COMMON STOCKS
(Cost: $658,963,744)		517,729,293

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.71%

MONEY MARKET FUNDS—0.71%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	2,716,759	2,716,759

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	376,191	376,191
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	579,671	579,671

		3,672,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,672,621)		3,672,621

TOTAL INVESTMENTS IN SECURITIES—100.63%
(Cost: $662,636,365)		521,401,914
Other Assets, Less Liabilities—(0.63)%		(3,264,175)

NET ASSETS—100.00%		$518,137,739

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.14%
Harte-Hanks Inc.	1,851	$20,028
Interpublic Group of Companies Inc. (The)(a)	24,990	130,198
Lamar Advertising Co. Class A(a)(b)	3,049	64,151
Omnicom Group Inc.	16,327	555,118

		769,495
AEROSPACE & DEFENSE—1.80%
AAR Corp.(a)	1,947	37,246
Alliant Techsystems Inc.(a)	1,693	133,273
BE Aerospace Inc.(a)	5,203	84,080
Boeing Co. (The)	34,486	1,479,794
Curtiss-Wright Corp.	2,370	78,281
Esterline Technologies Corp.(a)	1,534	43,612
General Dynamics Corp.	16,949	938,805
Goodrich Corp.	6,490	333,326
Kaman Corp.	1,221	23,419
L-3 Communications Holdings Inc.	6,103	460,776
Lockheed Martin Corp.	16,314	1,219,635
Moog Inc. Class A(a)	1,967	53,030
Northrop Grumman Corp.	16,050	715,509
Orbital Sciences Corp.(a)	3,009	40,742
Raytheon Co.	20,739	973,696
Rockwell Collins Inc.	8,263	348,699
Spirit AeroSystems Holdings Inc. Class A(a)	5,306	69,031
Teledyne Technologies Inc.(a)	1,790	58,587
TransDigm Group Inc.(a)	1,949	74,627
United Technologies Corp.	46,112	2,511,721

		9,677,889
AGRICULTURE—2.15%
Altria Group Inc.	108,545	1,902,794
Archer-Daniels-Midland Co.	30,955	932,365
Bunge Ltd.	6,429	449,837
Lorillard Inc.	8,824	650,505
Monsanto Co.	28,516	2,395,344
Philip Morris International Inc.	103,266	4,812,196
Reynolds American Inc.	8,936	388,805
Universal Corp.	1,309	49,834

		11,581,680
AIRLINES—0.17%
Alaska Air Group Inc.(a)	1,840	42,430
AMR Corp.(a)	14,538	77,778
Continental Airlines Inc. Class B(a)	6,669	74,493
Delta Air Lines Inc.(a)	40,675	281,878

JetBlue Airways Corp.(a)	13,091	66,895
SkyWest Inc.	3,002	38,065
Southwest Airlines Co.	38,379	301,275
UAL Corp.(a)	7,895	32,527

		915,341
APPAREL—0.47%
Carter’s Inc.(a)	2,975	84,311
Coach Inc.	16,646	492,555
Deckers Outdoor Corp.(a)	675	45,637
Guess? Inc.	3,017	87,704
Gymboree Corp.(a)	1,568	62,375
Hanesbrands Inc.(a)	4,800	95,520
Jones Apparel Group Inc.	4,679	64,383
Liz Claiborne Inc.(b)	4,676	14,776
Nike Inc. Class B	14,198	804,175
Phillips-Van Heusen Corp.	2,686	95,031
Polo Ralph Lauren Corp.	2,928	184,610
Quiksilver Inc.(a)	7,414	15,940
Timberland Co. Class A(a)	2,265	30,895
VF Corp.	4,624	299,127
Warnaco Group Inc. (The)(a)	2,392	86,901
Wolverine World Wide Inc.	2,549	61,431

		2,525,371
AUTO MANUFACTURERS—0.41%
Ford Motor Co.(a)	165,592	1,324,736
Navistar International Corp.(a)	3,297	130,363
Oshkosh Corp.	3,982	109,306
PACCAR Inc.	18,200	630,630

		2,195,035
AUTO PARTS & EQUIPMENT—0.26%
BorgWarner Inc.	6,050	200,799
Cooper Tire & Rubber Co.	2,986	44,073
Goodyear Tire & Rubber Co. (The)(a)	12,815	218,111
Johnson Controls Inc.	30,942	800,779
TRW Automotive Holdings Corp.(a)	3,015	50,742
WABCO Holdings Inc.	3,353	63,741

		1,378,245
BANKS—4.41%
Associated Banc-Corp.	6,144	66,601
BancorpSouth Inc.	4,137	93,082
Bank of America Corp.	402,795	5,957,338
Bank of Hawaii Corp.	2,505	96,117
Bank of New York Mellon Corp. (The)	63,000	1,722,420
BB&T Corp.	33,417	764,581
BOK Financial Corp.	1,127	47,210
Cathay General Bancorp(b)	2,602	23,730
City National Corp.	2,270	89,529
Comerica Inc.	7,880	187,859
Commerce Bancshares Inc.	3,300	120,978
Cullen/Frost Bankers Inc.	2,913	139,911
Discover Financial Services	28,018	332,854
East West Bancorp Inc.	4,412	39,002
F.N.B. Corp.	5,830	45,241
Fifth Third Bancorp	30,586	290,567
First BanCorp (Puerto Rico)	4,204	13,032
First Financial Bankshares Inc.	1,072	56,462

First Horizon National Corp.(a)	11,345	145,443
First Midwest Bancorp Inc.	2,429	20,306
FirstMerit Corp.	4,053	75,710
Fulton Financial Corp.	9,316	62,976
Glacier Bancorp Inc.	3,379	52,611
Hancock Holding Co.	1,403	56,667
Huntington Bancshares Inc.	28,811	117,837
International Bancshares Corp.	2,865	37,761
KeyCorp	37,525	216,894
M&T Bank Corp.(b)	3,779	220,391
Marshall & Ilsley Corp.	18,081	109,209
MB Financial Inc.	1,793	24,654
National Penn Bancshares Inc.	4,157	20,702
Northern Trust Corp.	12,536	749,778
Old National Bancorp	3,494	39,482
PacWest Bancorp	1,372	22,062
Park National Corp.	599	38,186
PNC Financial Services Group Inc. (The)	23,446	859,530
Popular Inc.(b)	13,859	17,601
PrivateBancorp Inc.(b)	2,382	59,145
Prosperity Bancshares Inc.	2,400	80,424
Regions Financial Corp.	58,060	256,625
State Street Corp.	25,454	1,280,336
Sterling Bancshares Inc.	4,417	35,645
SunTrust Banks Inc.	24,191	471,724
Susquehanna Bancshares Inc.	4,669	24,559
SVB Financial Group(a)	1,728	60,912
Synovus Financial Corp.	14,313	50,239
TCF Financial Corp.	6,368	90,044
TrustCo Bank Corp. NY	3,934	24,745
Trustmark Corp.	2,571	51,163
U.S. Bancorp	92,685	1,891,701
UMB Financial Corp.	1,760	73,427
Umpqua Holdings Corp.	3,091	29,983
United Bancshares Inc.	2,339	47,388
United Community Banks Inc.(a)(b)	2,523	16,980
Valley National Bancorp(b)	7,403	94,166
Webster Financial Corp.	2,879	32,561
Wells Fargo & Co.	237,707	5,814,313
Westamerica Bancorporation(b)	1,571	82,100
Whitney Holding Corp.	3,815	33,419
Wilmington Trust Corp.	3,540	40,675
Wintrust Financial Corp.	1,326	34,675
Zions Bancorporation(b)	6,141	83,395

		23,734,658
BEVERAGES—2.26%
Brown-Forman Corp. Class A	740	34,802
Brown-Forman Corp. Class B NVS	3,907	171,713
Coca-Cola Co. (The)	112,074	5,585,768
Coca-Cola Enterprises Inc.	16,865	316,893
Constellation Brands Inc. Class A(a)	10,417	142,296
Dr Pepper Snapple Group Inc.(a)	12,431	305,927
Green Mountain Coffee Roasters Inc.(a)(b)	1,464	103,124
Hansen Natural Corp.(a)	3,863	119,792
Molson Coors Brewing Co. Class B	8,281	374,384
Pepsi Bottling Group Inc.	7,583	257,443
PepsiAmericas Inc.	3,447	92,311
PepsiCo Inc.	82,414	4,676,994

		12,181,447

BIOTECHNOLOGY—1.54%
Acorda Therapeutics Inc.(a)	2,017	50,949
Affymetrix Inc.(a)	3,471	30,684
Alexion Pharmaceuticals Inc.(a)	4,332	190,825
Amgen Inc.(a)	53,269	3,319,191
Biogen Idec Inc.(a)	15,174	721,524
Bio-Rad Laboratories Inc. Class A(a)	1,007	77,982
Celera Corp.(a)	4,391	26,346
Celgene Corp.(a)	24,257	1,381,679
Charles River Laboratories International Inc.(a)	3,548	117,332
Enzon Pharmaceuticals Inc.(a)	2,201	17,894
Genzyme Corp.(a)	14,256	739,744
Illumina Inc.(a)(b)	6,495	234,729
Incyte Corp.(a)	4,677	24,320
InterMune Inc.(a)	2,072	31,660
Life Technologies Corp.(a)	9,082	413,503
Martek Biosciences Corp.	1,799	41,845
Millipore Corp.(a)	2,860	199,056
Myriad Genetics Inc.(a)	5,001	137,127
Nektar Therapeutics(a)	5,138	36,377
PDL BioPharma Inc.	6,524	53,693
Regeneron Pharmaceuticals Inc.(a)	3,250	69,680
Savient Pharmaceuticals Inc.(a)	3,252	50,699
Vertex Pharmaceuticals Inc.(a)	9,153	329,600

		8,296,439
BUILDING MATERIALS—0.17%
Eagle Materials Inc.	2,211	60,360
Lennox International Inc.	2,815	98,103
Martin Marietta Materials Inc.	2,364	203,469
Masco Corp.	18,845	262,511
Owens Corning(a)	4,723	86,809
Quanex Building Products Corp.	1,817	21,604
Simpson Manufacturing Co. Inc.(b)	1,955	55,522
Texas Industries Inc.(b)	1,210	55,055
USG Corp.(a)(b)	3,474	49,122

		892,555
CHEMICALS—1.68%
A. Schulman Inc.	1,166	24,847
Air Products and Chemicals Inc.	10,400	775,840
Airgas Inc.	3,631	161,870
Albemarle Corp.	4,756	141,301
Ashland Inc.	3,439	113,968
Cabot Corp.	2,563	46,903
Celanese Corp. Series A	7,503	192,827
CF Industries Holdings Inc.	2,989	235,952
Cytec Industries Inc.	2,492	62,549
Dow Chemical Co. (The)	55,770	1,180,651
E.I. du Pont de Nemours and Co.	44,615	1,379,942
Eastman Chemical Co.	3,630	180,266
Ecolab Inc.	8,980	372,760
FMC Corp.	3,809	185,270
H.B. Fuller Co.	2,510	50,602
Huntsman Corp.	8,990	55,199
International Flavors & Fragrances Inc.	4,186	147,598
Intrepid Potash Inc.(a)	2,262	57,138
Lubrizol Corp.	3,578	207,274
Minerals Technologies Inc.	1,033	44,905

Mosaic Co. (The)	7,843	409,012
NewMarket Corp.	570	43,120
Olin Corp.	3,454	47,631
OM Group Inc.(a)	1,577	53,082
PPG Industries Inc.	8,749	481,195
Praxair Inc.	16,224	1,268,392
Rockwood Holdings Inc.(a)	2,700	48,384
RPM International Inc.	6,674	106,517
Sensient Technologies Corp.	2,617	65,922
Sherwin-Williams Co. (The)	5,247	303,014
Sigma-Aldrich Corp.	5,528	280,546
Terra Industries Inc.	5,276	153,848
Valspar Corp. (The)	4,850	122,802
W.R. Grace & Co.(a)	3,061	50,904

		9,052,031
COAL—0.24%
Alpha Natural Resources Inc.(a)(b)	3,655	121,748
Arch Coal Inc.	7,494	130,471
CONSOL Energy Inc.	9,562	339,738
Foundation Coal Holdings Inc.	2,396	86,088
International Coal Group Inc.(a)	5,707	17,692
Massey Energy Co.	4,458	118,583
Patriot Coal Corp.(a)(b)	4,082	34,166
Peabody Energy Corp.	14,102	466,917

		1,315,403
COMMERCIAL SERVICES—1.99%
Aaron’s Inc.	2,371	65,131
Accenture Ltd. Class A	32,636	1,144,545
Administaff Inc.	1,246	31,225
Alliance Data Systems Corp.(a)	3,078	156,978
Apollo Group Inc. Class A(a)	7,030	485,351
Arbitron Inc.	1,509	24,567
Brinks Home Security Holdings Inc.(a)	2,422	72,224
Career Education Corp.(a)	4,632	106,165
Chemed Corp.	1,143	50,406
Convergys Corp.(a)	6,238	66,809
Corinthian Colleges Inc.(a)	4,188	64,663
Corporate Executive Board Co. (The)	1,780	33,428
Corrections Corp. of America(a)	6,110	105,459
Deluxe Corp.	2,662	41,660
DeVry Inc.	3,274	162,849
Equifax Inc.	6,699	174,509
Forrester Research Inc.(a)	726	16,386
FTI Consulting Inc.(a)	2,706	147,288
Gartner Inc.(a)	3,453	59,046
H&R Block Inc.	17,762	296,448
Hertz Global Holdings Inc.(a)(b)	9,505	89,727
Hewitt Associates Inc. Class A(a)	4,562	136,541
Hillenbrand Inc.	3,178	57,585
HMS Holdings Corp.(a)	1,311	50,342
Huron Consulting Group Inc.(a)	1,106	49,051
Interactive Data Corp.	1,870	42,542
Iron Mountain Inc.(a)	9,776	285,557
ITT Educational Services Inc.(a)	2,027	197,328
Lender Processing Services Inc.	5,055	172,780
Live Nation Inc.(a)	4,589	26,800
Manpower Inc.	4,060	194,677
MasterCard Inc. Class A	4,251	824,822

McKesson Corp.	14,425	737,839
Monster Worldwide Inc.(a)	6,708	87,405
Moody’s Corp.	9,939	235,952
Morningstar Inc.(a)	961	42,563
MPS Group Inc.(a)	5,094	44,063
Navigant Consulting Inc.(a)	2,592	30,845
PAREXEL International Corp.(a)	3,056	47,276
Pharmaceutical Product Development Inc.	5,845	121,401
PHH Corp.(a)	2,783	51,012
Pre-Paid Legal Services Inc.(a)	349	17,021
Quanta Services Inc.(a)	10,358	241,445
R.R. Donnelley & Sons Co.	10,778	149,814
Rent-A-Center Inc.(a)	3,415	70,895
Resources Connection Inc.(a)	2,382	35,968
Robert Half International Inc.	7,943	196,907
Rollins Inc.	2,669	48,923
SAIC Inc.(a)	11,003	199,044
Service Corp. International	12,827	81,067
Sotheby’s	3,487	52,549
Stewart Enterprises Inc. Class A	4,646	22,719
Strayer Education Inc.	750	159,285
TeleTech Holdings Inc.(a)	1,867	31,216
Ticketmaster Entertainment Inc.(a)	2,109	17,083
TrueBlue Inc.(a)	2,433	30,899
United Rentals Inc.(a)	2,471	18,458
Viad Corp.	1,138	20,165
Visa Inc. Class A	23,535	1,540,601
VistaPrint Ltd.(a)(b)	2,128	87,780
Watson Wyatt Worldwide Inc. Class A	2,230	83,268
Weight Watchers International Inc.	1,786	49,794
Western Union Co.	36,820	643,614
Wright Express Corp.(a)	2,019	57,097

		10,686,857
COMPUTERS—5.35%
Affiliated Computer Services Inc. Class A(a)	4,779	226,572
Apple Inc.(a)	46,796	7,645,998
Brocade Communications Systems Inc.(a)	20,344	159,904
CACI International Inc. Class A(a)	1,598	73,828
Cadence Design Systems Inc.(a)	14,144	83,450
Cognizant Technology Solutions Corp. Class A(a)	15,293	452,520
Computer Sciences Corp.(a)	7,983	384,541
Dell Inc.(a)	90,824	1,215,225
Diebold Inc.	3,374	93,527
DST Systems Inc.(a)	2,028	89,901
Electronics For Imaging Inc.(a)	2,653	30,244
EMC Corp.(a)	106,083	1,597,610
FactSet Research Systems Inc.	2,265	128,425
Hewlett-Packard Co.	126,737	5,487,712
IHS Inc. Class A(a)	2,452	122,453
Imation Corp.	1,751	15,899
International Business Machines Corp.	69,563	8,203,565
Jack Henry & Associates Inc.	4,523	97,109
Lexmark International Inc. Class A(a)	4,248	61,511
Mentor Graphics Corp.(a)	4,577	31,764
MICROS Systems Inc.(a)	4,167	114,134
NCR Corp.(a)	8,221	106,380
NetApp Inc.(a)	17,321	389,030
Palm Inc.(a)	6,588	103,629
Perot Systems Corp. Class A(a)	4,449	71,095

Riverbed Technology Inc.(a)	2,944	58,909
SanDisk Corp.(a)	12,048	214,695
Seagate Technology	25,503	307,056
SRA International Inc. Class A(a)	2,096	41,291
Sun Microsystems Inc.(a)	39,037	357,969
Synaptics Inc.(a)(b)	1,807	43,314
Synopsys Inc.(a)	7,565	151,149
Teradata Corp.(a)	9,119	224,054
Unisys Corp.(a)	16,933	30,310
Western Digital Corp.(a)	11,620	351,505

		28,766,278
COSMETICS & PERSONAL CARE—2.15%
Alberto-Culver Co.	4,661	119,415
Avon Products Inc.	22,419	725,927
Chattem Inc.(a)	1,035	64,863
Colgate-Palmolive Co.	26,325	1,906,983
Estee Lauder Companies Inc. (The) Class A	5,788	210,915
Procter & Gamble Co. (The)	154,288	8,564,527

		11,592,630
DISTRIBUTION & WHOLESALE—0.31%
Brightpoint Inc.(a)	3,406	20,232
Central European Distribution Corp.(a)	2,595	74,502
Fastenal Co.	7,268	258,523
Genuine Parts Co.	8,418	298,166
Ingram Micro Inc. Class A(a)	8,582	144,349
LKQ Corp.(a)	7,421	133,133
Owens & Minor Inc.	2,126	94,182
Pool Corp.	2,394	56,546
Tech Data Corp.(a)	2,633	91,971
United Stationers Inc.(a)	1,283	59,557
W.W. Grainger Inc.	3,263	293,376
Watsco Inc.	1,255	65,837
WESCO International Inc.(a)	2,143	52,911

		1,643,285
DIVERSIFIED FINANCIAL SERVICES—4.61%
Affiliated Managers Group Inc.(a)	2,162	142,735
American Express Co.	55,461	1,571,210
AmeriCredit Corp.(a)	3,247	50,945
Ameriprise Financial Inc.	13,449	373,882
BlackRock Inc.	1,169	222,741
Capital One Financial Corp.	23,552	723,046
Charles Schwab Corp. (The)	49,703	888,193
Citigroup Inc.	597,279	1,893,374
CME Group Inc.	3,523	982,318
E*TRADE Financial Corp.(a)	53,095	79,642
Eaton Vance Corp.	6,164	176,414
Federated Investors Inc. Class B	5,427	140,722
Franklin Resources Inc.	8,351	740,567
GLG Partners Inc.	8,986	36,214
Goldman Sachs Group Inc. (The)	22,344	3,648,775
Greenhill & Co. Inc.(b)	704	53,025
IntercontinentalExchange Inc.(a)	3,791	356,581
Invesco Ltd.	21,755	429,661
Investment Technology Group Inc.(a)	2,409	53,841
Janus Capital Group Inc.	9,423	128,718
Jefferies Group Inc.(a)(b)	6,460	147,676
JPMorgan Chase & Co.	196,483	7,594,068

KBW Inc.(a)	1,574	45,945
Knight Capital Group Inc. Class A(a)	4,901	91,012
Lazard Ltd. Class A	4,045	149,625
Legg Mason Inc.	7,384	207,786
MF Global Ltd.(a)(b)	5,252	33,508
Morgan Stanley	63,938	1,822,233
NASDAQ OMX Group Inc. (The)(a)	8,325	175,907
National Financial Partners Corp.	2,343	17,572
NYSE Euronext Inc.	13,587	366,170
optionsXpress Holdings Inc.	2,262	40,874
Piper Jaffray Companies(a)	990	45,401
Raymond James Financial Inc.	5,223	107,176
SLM Corp.(a)	24,691	219,503
Stifel Financial Corp.(a)	1,465	73,147
SWS Group Inc.	1,330	18,301
T. Rowe Price Group Inc.	13,404	626,101
TD AMERITRADE Holding Corp.(a)	11,826	219,254
Waddell & Reed Financial Inc. Class A	4,450	126,246

		24,820,109
ELECTRIC—3.54%
AES Corp. (The)(a)	35,069	448,533
Allegheny Energy Inc.	9,016	227,293
ALLETE Inc.	1,481	47,362
Alliant Energy Corp.	5,848	152,984
Ameren Corp.	11,331	288,147
American Electric Power Co. Inc.	25,069	776,136
Avista Corp.	2,773	51,356
Black Hills Corp.	1,976	51,396
Calpine Corp.(a)	19,000	244,720
CenterPoint Energy Inc.	15,943	192,113
Cleco Corp.	3,137	74,316
CMS Energy Corp.	12,073	156,225
Consolidated Edison Inc.	14,394	566,548
Constellation Energy Group Inc.	9,468	271,732
Dominion Resources Inc.	31,074	1,050,301
DPL Inc.(b)	6,158	147,484
DTE Energy Co.	8,616	296,907
Duke Energy Corp.	67,778	1,049,203
Dynegy Inc. Class A(a)	26,703	53,673
Edison International	15,788	510,268
El Paso Electric Co.(a)	2,358	35,629
Entergy Corp.	10,314	828,524
Exelon Corp.	34,780	1,768,911
FirstEnergy Corp.	16,001	659,241
FPL Group Inc.	19,760	1,119,799
Great Plains Energy Inc.	7,122	113,453
Hawaiian Electric Industries Inc.	4,941	88,296
IDACORP Inc.	2,547	70,603
Integrys Energy Group Inc.	4,043	136,573
ITC Holdings Corp.	2,588	123,448
MDU Resources Group Inc.	8,812	177,386
Mirant Corp.(a)	7,683	138,755
Northeast Utilities	9,199	211,669
NorthWestern Corp.	1,976	47,819
NRG Energy Inc.(a)	13,874	377,512
NSTAR	5,550	178,155
NV Energy Inc.	12,105	139,207
OGE Energy Corp.	5,100	153,510
Pepco Holdings Inc.	11,707	168,347

PG&E Corp.	19,274	778,091
Pinnacle West Capital Corp.	5,339	170,634
PNM Resources Inc.	4,198	51,216
Portland General Electric Co.	3,987	75,873
PPL Corp.	19,542	660,324
Progress Energy Inc.	14,754	581,898
Public Service Enterprise Group Inc.	26,795	869,498
RRI Energy Inc.(a)	18,244	97,605
SCANA Corp.	5,779	204,288
Southern Co.	40,933	1,285,296
TECO Energy Inc.	10,482	141,402
UniSource Energy Corp.	1,841	50,812
Westar Energy Inc.	5,726	112,630
Wisconsin Energy Corp.	6,166	264,953
Xcel Energy Inc.	24,111	480,773

		19,018,827
ELECTRICAL COMPONENTS & EQUIPMENT—0.49%
American Superconductor Corp.(a)	2,125	68,361
AMETEK Inc.	5,626	182,057
Belden Inc.	2,507	43,973
Emerson Electric Co.	39,774	1,446,978
Energizer Holdings Inc.(a)	3,591	230,039
Energy Conversion Devices Inc.(a)(b)	2,375	33,820
EnerSys Inc.(a)	2,222	43,973
General Cable Corp.(a)	2,785	107,974
GrafTech International Ltd.(a)	6,461	88,710
Hubbell Inc. Class B	2,603	97,144
Littelfuse Inc.(a)	1,085	25,389
Molex Inc.	3,388	60,171
Molex Inc. Class A	3,591	59,754
SunPower Corp. Class A(a)(b)	2,804	90,289
SunPower Corp. Class B(a)	2,192	59,842

		2,638,474
ELECTRONICS—0.93%
Agilent Technologies Inc.(a)	18,234	423,393
Amphenol Corp. Class A	9,073	302,585
Arrow Electronics Inc.(a)	6,347	163,562
Avnet Inc.(a)	7,970	194,468
AVX Corp.	2,801	30,783
Benchmark Electronics Inc.(a)	3,521	55,632
Brady Corp. Class A	2,589	76,142
Checkpoint Systems Inc.(a)	2,055	35,613
Cymer Inc.(a)(b)	1,546	52,889
Dionex Corp.(a)	957	63,076
Dolby Laboratories Inc. Class A(a)	2,788	116,064
Flextronics International Ltd.(a)	42,373	225,424
FLIR Systems Inc.(a)	7,971	171,297
Garmin Ltd.(b)	6,181	170,966
Gentex Corp.	7,134	106,796
Itron Inc.(a)	1,952	101,836
Jabil Circuit Inc.	10,629	97,362
Mettler-Toledo International Inc.(a)	1,748	146,937
National Instruments Corp.	3,247	81,889
Park Electrochemical Corp.	885	20,682
PerkinElmer Inc.	6,135	108,160
Plexus Corp.(a)	1,977	50,789
Thermo Fisher Scientific Inc.(a)	22,136	1,002,318
Thomas & Betts Corp.(a)	2,731	72,754

Trimble Navigation Ltd.(a)	6,213	147,310
Tyco Electronics Ltd.	24,181	519,166
Varian Inc.(a)	1,573	79,845
Vishay Intertechnology Inc.(a)	8,857	62,973
Waters Corp.(a)	5,097	256,124
Woodward Governor Co.	3,047	59,843

		4,996,678
ENERGY - ALTERNATE SOURCES—0.09%
Covanta Holding Corp.(a)	6,900	116,541
First Solar Inc.(a)(b)	2,475	382,115

		498,656
ENGINEERING & CONSTRUCTION—0.38%
AECOM Technology Corp.(a)	5,052	163,685
Dycom Industries Inc.(a)	2,217	28,222
EMCOR Group Inc.(a)	3,377	81,453
Fluor Corp.	9,585	506,088
Foster Wheeler AG(a)	6,732	155,509
Granite Construction Inc.	1,843	62,441
Insituform Technologies Inc. Class A(a)	1,899	34,942
Jacobs Engineering Group Inc.(a)	6,456	264,567
KBR Inc.	8,459	179,246
McDermott International Inc.(a)	11,865	231,842
Shaw Group Inc. (The)(a)	4,421	130,154
URS Corp.(a)	4,434	224,360

		2,062,509
ENTERTAINMENT—0.17%
Ascent Media Corp. Class A(a)	692	19,182
Bally Technologies Inc.(a)	2,892	104,719
DreamWorks Animation SKG Inc. Class A(a)	3,688	116,209
International Game Technology	15,601	308,120
International Speedway Corp. Class A	1,505	38,483
Penn National Gaming Inc.(a)	3,602	114,219
Pinnacle Entertainment Inc.(a)	3,054	30,632
Regal Entertainment Group Class A	3,933	48,927
Scientific Games Corp. Class A(a)(b)	3,537	63,737
Vail Resorts Inc.(a)	1,534	43,888

		888,116
ENVIRONMENTAL CONTROL—0.35%
Calgon Carbon Corp.(a)	2,880	36,490
Clean Harbors Inc.(a)	1,065	55,561
Darling International Inc.(a)	4,247	29,984
Mine Safety Appliances Co.	1,687	47,388
Nalco Holding Co.	7,327	129,615
Republic Services Inc.	16,230	431,718
Stericycle Inc.(a)	4,453	227,994
Tetra Tech Inc.(a)	3,133	94,366
Waste Connections Inc.(a)	4,206	118,651
Waste Management Inc.	26,104	733,783

		1,905,550
FOOD—1.83%
Campbell Soup Co.	11,567	358,924
Chiquita Brands International Inc.(a)	2,467	30,221
ConAgra Foods Inc.	23,599	463,248
Corn Products International Inc.	3,977	111,356
Dean Foods Co.(a)	9,610	203,636

Del Monte Foods Co.	10,275	99,256
Flowers Foods Inc.	4,549	107,493
Fresh Del Monte Produce Inc.(a)	2,096	44,875
General Mills Inc.	16,274	958,701
H.J. Heinz Co.	16,506	634,821
Hain Celestial Group Inc.(a)	2,287	37,987
Hershey Co. (The)	8,234	328,948
Hormel Foods Corp.	3,825	137,356
J.M. Smucker Co. (The)	6,209	310,636
Kellogg Co.	12,520	594,700
Kraft Foods Inc. Class A	70,831	2,007,351
Kroger Co. (The)	32,122	686,768
McCormick & Co. Inc. NVS	5,733	184,717
Ralcorp Holdings Inc.(a)	2,949	187,291
Ruddick Corp.	2,201	51,723
Safeway Inc.	22,665	429,048
Sara Lee Corp.	34,446	366,505
Smithfield Foods Inc.(a)	7,007	94,945
SUPERVALU Inc.	12,175	180,555
Sysco Corp.	31,053	737,819
Tootsie Roll Industries Inc.	1,205	29,101
TreeHouse Foods Inc.(a)	1,681	54,548
Tyson Foods Inc. Class A	16,355	186,938
United Natural Foods Inc.(a)	2,050	55,411
Whole Foods Market Inc.(a)	7,220	174,652

		9,849,530
FOREST PRODUCTS & PAPER—0.31%
Domtar Corp.(a)	2,146	40,688
International Paper Co.	20,819	391,605
Louisiana-Pacific Corp.(a)	5,438	22,948
MeadWestvaco Corp.	8,502	165,704
Plum Creek Timber Co. Inc.	8,581	268,414
Potlatch Corp.	2,050	60,619
Rayonier Inc.	4,132	161,107
Rock-Tenn Co. Class A	1,976	88,841
Temple-Inland Inc.	4,779	74,839
Wausau Paper Corp.	2,735	25,709
Weyerhaeuser Co.	11,036	386,701

		1,687,175
GAS—0.40%
AGL Resources Inc.	4,023	135,253
Atmos Energy Corp.	4,806	130,531
Energen Corp.	3,847	158,958
Laclede Group Inc. (The)	1,081	36,289
New Jersey Resources Corp.	2,232	86,155
Nicor Inc.	2,369	86,326
NiSource Inc.	14,363	185,139
Northwest Natural Gas Co.	1,434	64,014
Piedmont Natural Gas Co.	3,601	88,657
Sempra Energy	11,928	625,385
South Jersey Industries Inc.	1,521	56,094
Southern Union Co.	5,470	106,009
Southwest Gas Corp.	2,450	59,339
UGI Corp.	5,731	151,528
Vectren Corp.	4,312	105,903
WGL Holdings Inc.	2,676	88,629

		2,164,209

HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	2,163	55,719
Black & Decker Corp. (The)	3,119	117,274
Kennametal Inc.	3,928	83,745
Lincoln Electric Holdings Inc.	2,116	89,676
Regal Beloit Corp.	1,891	87,667
Snap-On Inc.	3,086	109,954
Stanley Works (The)	4,157	166,904

		710,939
HEALTH CARE - PRODUCTS—4.03%
Alcon Inc.	3,998	510,145
American Medical Systems Holdings Inc.(a)	4,022	61,496
Baxter International Inc.	31,884	1,797,301
Beckman Coulter Inc.	3,589	226,071
Becton, Dickinson and Co.	11,941	777,956
Boston Scientific Corp.(a)	78,115	838,955
C.R. Bard Inc.	5,257	386,757
Cepheid Inc.(a)	3,217	34,004
Cooper Companies Inc. (The)	2,375	65,170
Covidien PLC	26,481	1,001,247
DENTSPLY International Inc.	7,851	261,831
Edwards Lifesciences Corp.(a)	2,942	192,436
Gen-Probe Inc.(a)	2,750	102,080
Haemonetics Corp.(a)	1,320	77,893
Henry Schein Inc.(a)	4,748	243,952
Hill-Rom Holdings Inc.	3,247	55,654
Hologic Inc.(a)	13,571	199,358
IDEXX Laboratories Inc.(a)(b)	3,095	154,193
Immucor Inc.(a)	3,686	61,409
Intuitive Surgical Inc.(a)(b)	2,003	455,322
Invacare Corp.	1,584	32,314
Inverness Medical Innovations Inc.(a)	4,166	140,186
Johnson & Johnson	145,600	8,865,584
Kinetic Concepts Inc.(a)	3,284	103,840
Masimo Corp.(a)	2,835	69,316
Medtronic Inc.	59,181	2,096,191
NuVasive Inc.(a)	1,974	81,704
Patterson Companies Inc.(a)	5,327	135,093
PSS World Medical Inc.(a)	3,107	62,792
ResMed Inc.(a)	3,976	163,016
St. Jude Medical Inc.(a)	18,141	684,097
Steris Corp.	2,859	80,281
Stryker Corp.	16,034	623,402
TECHNE Corp.	1,952	124,577
Thoratec Corp.(a)	2,947	74,088
Varian Medical Systems Inc.(a)	6,617	233,382
West Pharmaceutical Services Inc.	1,739	63,474
Zimmer Holdings Inc.(a)	11,376	530,122

		21,666,689
HEALTH CARE - SERVICES—1.27%
Aetna Inc.	23,480	633,256
Amedisys Inc.(a)	1,380	61,700
AMERIGROUP Corp.(a)	2,862	70,634
Brookdale Senior Living Inc.	2,905	31,113
Centene Corp.(a)	2,189	42,270
Community Health Systems Inc.(a)	4,882	138,258
Covance Inc.(a)	3,326	183,429
Coventry Health Care Inc.(a)	7,751	178,273

DaVita Inc.(a)	5,465	271,611
Health Management Associates Inc. Class A(a)	12,624	76,123
Health Net Inc.(a)	5,303	71,750
HealthSouth Corp.(a)	4,687	67,493
Healthways Inc.(a)	1,766	26,031
Humana Inc.(a)	9,008	295,913
Laboratory Corp. of America Holdings(a)	5,711	383,722
LifePoint Hospitals Inc.(a)(b)	2,809	77,697
Lincare Holdings Inc.(a)	3,664	95,924
Magellan Health Services Inc.(a)	1,864	60,319
MEDNAX Inc.(a)	2,443	113,233
Odyssey Healthcare Inc.(a)	1,735	20,213
Psychiatric Solutions Inc.(a)	2,705	73,089
Quest Diagnostics Inc.	8,187	447,174
Tenet Healthcare Corp.(a)	24,804	97,976
UnitedHealth Group Inc.	62,685	1,758,941
Universal Health Services Inc. Class B	2,526	140,471
WellCare Health Plans Inc.(a)	2,184	48,616
WellPoint Inc.(a)	25,773	1,356,691

		6,821,920
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.(a)	9,268	227,066
Walter Energy Inc.	2,776	137,023

		364,089
HOME BUILDERS—0.18%
Centex Corp.(a)	6,661	72,672
D.R. Horton Inc.	14,515	168,229
KB Home	3,947	65,875
Lennar Corp. Class A	6,659	78,843
M.D.C. Holdings Inc.	1,852	65,264
NVR Inc.(a)	273	164,114
Pulte Homes Inc.	11,065	125,809
Ryland Group Inc.	2,126	42,456
Thor Industries Inc.	2,107	50,378
Toll Brothers Inc.(a)	6,959	136,118

		969,758
HOME FURNISHINGS—0.08%
Ethan Allen Interiors Inc.	1,387	17,657
Harman International Industries Inc.	2,985	73,670
Tempur-Pedic International Inc.	3,878	57,511
TiVo Inc.(a)	5,399	55,340
Whirlpool Corp.	3,889	222,023

		426,201
HOUSEHOLD PRODUCTS & WARES—0.52%
Avery Dennison Corp.	5,965	159,444
Church & Dwight Co. Inc.	3,673	216,634
Clorox Co. (The)	7,314	446,227
Fortune Brands Inc.	7,908	312,920
Fossil Inc.(a)	2,396	63,111
Jarden Corp.(a)	4,668	115,066
Kimberly-Clark Corp.	21,851	1,277,191
Scotts Miracle-Gro Co. (The) Class A	2,341	91,416
Tupperware Brands Corp.	3,352	114,203
WD-40 Co.	884	26,723

		2,822,935

HOUSEWARES—0.05%
Newell Rubbermaid Inc.	14,742	189,730
Toro Co. (The)	1,881	65,195

		254,925
INSURANCE—3.01%
ACE Ltd.	17,569	861,935
Aflac Inc.	24,563	929,955
Alleghany Corp.(a)	325	87,912
Allied World Assurance Holdings Ltd.	1,844	80,140
Allstate Corp. (The)	28,144	757,355
Ambac Financial Group Inc.(b)	14,750	11,063
American Financial Group Inc.	4,127	100,658
American International Group Inc.(b)	6,276	82,467
American National Insurance Co.	843	66,639
Aon Corp.	12,786	504,408
Arch Capital Group Ltd.(a)	2,970	184,704
Argo Group International Holdings Ltd.(a)	1,632	54,835
Arthur J. Gallagher & Co.	5,283	120,981
Aspen Insurance Holdings Ltd.	4,003	99,555
Assurant Inc.	6,300	160,776
Assured Guaranty Ltd.	5,169	72,211
Axis Capital Holdings Ltd.	7,493	213,251
Brown & Brown Inc.	6,001	115,099
Chubb Corp.	18,510	854,792
CIGNA Corp.	14,230	404,132
Cincinnati Financial Corp.	7,957	192,162
Delphi Financial Group Inc. Class A	2,250	53,618
Endurance Specialty Holdings Ltd.	2,681	89,465
Erie Indemnity Co. Class A	1,682	62,991
Everest Re Group Ltd.	3,044	244,190
Fidelity National Financial Inc. Class A	12,428	178,342
First American Corp.	4,372	129,193
Genworth Financial Inc. Class A	22,508	155,305
Hanover Insurance Group Inc. (The)	2,679	105,311
Hartford Financial Services Group Inc. (The)	17,024	280,726
HCC Insurance Holdings Inc.	5,930	148,843
Horace Mann Educators Corp.	1,988	22,564
IPC Holdings Ltd.	2,395	69,311
Lincoln National Corp.	13,368	283,268
Loews Corp.	18,623	559,062
Markel Corp.(a)	521	164,412
Marsh & McLennan Companies Inc.	27,414	559,794
Max Capital Group Ltd.	2,568	51,283
MBIA Inc.(a)(b)	8,557	35,854
Mercury General Corp.	1,437	50,396
MetLife Inc.	30,475	1,034,626
MGIC Investment Corp.(b)	6,418	42,359
Montpelier Re Holdings Ltd.	4,088	64,100
Old Republic International Corp.	12,104	125,155
PartnerRe Ltd.	2,995	205,427
Platinum Underwriters Holdings Ltd.	2,724	91,935
Principal Financial Group Inc.	15,245	361,307
ProAssurance Corp.(a)	1,753	89,017
Progressive Corp. (The)(a)	33,277	518,456
Protective Life Corp.	3,875	57,931
Prudential Financial Inc.	22,396	991,471
Reinsurance Group of America Inc.	3,770	156,455
RenaissanceRe Holdings Ltd.	3,324	167,031
RLI Corp.	1,025	50,850

Selective Insurance Group Inc.	2,879	43,012
StanCorp Financial Group Inc.	2,632	90,593
Torchmark Corp.	4,361	170,341
Tower Group Inc.	1,901	47,468
Transatlantic Holdings Inc.	3,034	143,539
Travelers Companies Inc. (The)	30,778	1,325,608
Unitrin Inc.	2,237	29,506
Unum Group	17,512	328,700
Validus Holdings Ltd.(b)	1,726	39,180
W.R. Berkley Corp.	7,443	172,901
White Mountains Insurance Group Ltd.	405	104,490
Willis Group Holdings Ltd.	8,810	219,545
XL Capital Ltd. Class A	17,840	251,187
Zenith National Insurance Corp.	1,939	46,284

		16,167,432
INTERNET—2.37%
Akamai Technologies Inc.(a)	9,161	150,607
Amazon.com Inc.(a)	16,249	1,393,514
Ariba Inc.(a)	4,328	45,487
Avocent Corp.(a)	2,445	37,922
Check Point Software Technologies Ltd.(a)	8,901	237,568
CyberSource Corp.(a)	3,676	63,742
Digital River Inc.(a)	2,066	73,033
EarthLink Inc.(a)	5,557	46,957
eBay Inc.(a)	57,744	1,227,060
Equinix Inc.(a)(b)	2,009	164,196
Expedia Inc.(a)	11,030	228,431
F5 Networks Inc.(a)	4,160	154,419
Google Inc. Class A(a)	12,692	5,623,191
HLTH Corp.(a)(b)	4,698	68,967
IAC/InterActiveCorp.(a)	5,567	102,488
j2 Global Communications Inc.(a)	2,306	55,321
Liberty Media Corp. - Liberty Interactive Group Series A(a)	29,681	197,676
McAfee Inc.(a)	7,999	356,595
Netflix Inc.(a)(b)	2,447	107,521
NutriSystem Inc.	1,604	22,825
Priceline.com Inc.(a)	2,172	281,535
Rackspace Hosting Inc.(a)	3,897	54,714
S1 Corp.(a)	2,651	18,796
SonicWALL Inc.(a)	2,663	20,212
Symantec Corp.(a)	43,250	645,723
TIBCO Software Inc.(a)	8,970	78,308
United Online Inc.	4,331	39,759
ValueClick Inc.(a)	4,471	51,417
VeriSign Inc.(a)	10,233	209,163
Websense Inc.(a)	2,075	30,710
Yahoo! Inc.(a)	68,960	987,507

		12,775,364
IRON & STEEL—0.33%
AK Steel Holding Corp.	5,635	110,840
Allegheny Technologies Inc.	4,857	131,528
Carpenter Technology Corp.	2,213	41,361
Cliffs Natural Resources Inc.	6,815	186,663
Nucor Corp.	15,017	667,806
Reliance Steel & Aluminum Co.	3,323	112,018
Schnitzer Steel Industries Inc. Class A	1,123	60,384
Steel Dynamics Inc.	11,001	179,976

United States Steel Corp.	7,316	290,811

		1,781,387
LEISURE TIME—0.24%
Brunswick Corp.	4,831	34,687
Callaway Golf Co.	3,448	21,964
Carnival Corp.	22,160	620,258
Harley-Davidson Inc.	12,335	278,771
Interval Leisure Group Inc.(a)	2,109	22,250
Life Time Fitness Inc.(a)	1,990	50,646
Polaris Industries Inc.	1,678	63,546
Royal Caribbean Cruises Ltd.(b)	7,025	102,003
WMS Industries Inc.(a)	2,257	81,613

		1,275,738
LODGING—0.25%
Boyd Gaming Corp.(a)	2,869	26,366
Choice Hotels International Inc.(b)	1,619	45,089
Gaylord Entertainment Co.(a)(b)	1,589	22,675
Las Vegas Sands Corp.(a)	22,954	214,620
Marriott International Inc. Class A	16,182	348,560
MGM MIRAGE(a)	12,654	91,488
Orient-Express Hotels Ltd. Class A	3,906	34,568
Starwood Hotels & Resorts Worldwide Inc.	9,037	213,364
Wyndham Worldwide Corp.	9,370	130,712
Wynn Resorts Ltd.(a)(b)	4,071	208,313

		1,335,755
MACHINERY—0.84%
AGCO Corp.(a)	4,832	152,015
Albany International Corp. Class A	1,308	17,972
Astec Industries Inc.(a)	874	23,650
Briggs & Stratton Corp.	2,498	42,891
Bucyrus International Inc.	3,867	113,999
Caterpillar Inc.	31,647	1,394,367
Cognex Corp.	1,988	32,802
Cummins Inc.	9,507	408,896
Deere & Co.	22,130	967,966
Flowserve Corp.	2,999	242,229
Gardner Denver Inc.(a)	2,808	81,966
Graco Inc.	3,250	80,405
IDEX Corp.	4,219	115,094
Intermec Inc.(a)	2,460	33,554
Joy Global Inc.	5,317	197,686
Manitowoc Co. Inc. (The)	6,634	40,998
Nordson Corp.	1,603	71,975
Rockwell Automation Inc.	6,716	278,110
Terex Corp.(a)	5,603	85,054
Wabtec Corp.	2,609	87,793
Zebra Technologies Corp. Class A(a)	3,050	74,542

		4,543,964
MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)	1,495	28,794

		28,794
MANUFACTURING—3.38%
Actuant Corp. Class A	3,442	44,195
Acuity Brands Inc.	2,136	63,033
AptarGroup Inc.	3,301	115,271

Brink’s Co. (The)	2,425	65,839
Carlisle Companies Inc.	3,160	99,003
Ceradyne Inc.(a)	1,316	23,754
CLARCOR Inc.	2,744	90,854
Cooper Industries Ltd. Class A	9,164	301,954
Crane Co.	2,661	56,466
Danaher Corp.	12,996	795,875
Donaldson Co. Inc.	3,578	136,000
Dover Corp.	9,816	333,842
Eastman Kodak Co.	12,683	37,669
Eaton Corp.	8,652	449,212
ESCO Technologies Inc.(a)	1,373	56,417
General Electric Co.	555,932	7,449,489
Harsco Corp.	4,221	116,120
Hexcel Corp.(a)	5,121	52,285
Honeywell International Inc.	35,849	1,243,960
Illinois Tool Works Inc.	22,549	914,362
Ingersoll-Rand PLC	16,684	481,834
ITT Corp.	9,522	470,387
Lancaster Colony Corp.	1,036	47,179
Leggett & Platt Inc.	8,314	144,248
Matthews International Corp. Class A	1,589	49,672
Pall Corp.	6,290	189,203
Parker Hannifin Corp.	8,522	377,354
Pentair Inc.	5,103	139,414
Roper Industries Inc.	4,816	230,301
SPX Corp.	2,603	137,490
Teleflex Inc.	2,071	99,325
Textron Inc.	12,811	172,180
3M Co.	33,776	2,381,884
Tredegar Corp.	1,321	19,339
Trinity Industries Inc.	4,186	58,437
Tyco International Ltd.	25,016	755,984

		18,199,831
MEDIA—2.35%
Cablevision Systems Corp. Class A	13,084	267,829
CBS Corp. Class B NVS	30,693	251,376
Comcast Corp. Class A	108,500	1,612,310
Comcast Corp. Class A Special	42,807	598,870
CTC Media Inc.(a)	2,612	32,284
DIRECTV Group Inc. (The)(a)(b)	24,118	624,656
Discovery Communications Inc. Class A(a)	7,044	172,578
Discovery Communications Inc. Class C(a)	7,473	167,395
Dish Network Corp. Class A(a)	11,062	187,501
Gannett Co. Inc.	12,027	84,189
John Wiley & Sons Inc. Class A	2,512	80,108
Liberty Global Inc. Series A(a)	6,856	143,633
Liberty Global Inc. Series C(a)	6,939	144,609
Liberty Media Corp. - Liberty Capital Group Series A(a)	4,494	65,523
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	25,959	726,073
McGraw-Hill Companies Inc. (The)	16,498	517,212
Meredith Corp.(b)	1,843	48,784
New York Times Co. (The) Class A(b)	6,228	49,014
News Corp. Class A	95,520	986,722
News Corp. Class B(b)	22,955	275,919
Scholastic Corp.	1,753	39,530
Scripps Networks Interactive Inc. Class A	4,648	150,037

Time Warner Cable Inc.	18,503	611,709
Time Warner Inc.	62,856	1,675,741
Viacom Inc. Class A(a)	603	14,882
Viacom Inc. Class B(a)	28,971	670,968
Walt Disney Co. (The)	91,417	2,296,395
Washington Post Co. (The) Class B	315	142,223

		12,638,070
METAL FABRICATE & HARDWARE—0.19%
Commercial Metals Co.	5,943	98,297
Kaydon Corp.	1,764	57,630
Mueller Industries Inc.	1,915	45,500
Mueller Water Products Inc. Class A	6,080	23,469
Precision Castparts Corp.	7,337	585,566
Timken Co. (The)	3,951	80,521
Valmont Industries Inc.	947	68,014
Worthington Industries Inc.	3,295	43,560

		1,002,557
MINING—0.72%
Alcoa Inc.	51,113	601,089
Coeur d’Alene Mines Corp.(a)	3,692	52,426
Compass Minerals International Inc.	1,706	90,742
Freeport-McMoRan Copper & Gold Inc.	21,686	1,307,666
Hecla Mining Co.(a)(b)	11,801	37,173
Kaiser Aluminum Corp.	879	29,060
Newmont Mining Corp.	25,103	1,038,009
Royal Gold Inc.	2,155	88,527
RTI International Metals Inc.(a)	1,177	20,904
Southern Copper Corp.	11,189	288,229
Stillwater Mining Co.(a)	2,683	17,949
Titanium Metals Corp.	4,508	37,732
USEC Inc.(a)(b)	5,539	21,436
Vulcan Materials Co.	5,312	252,214

		3,883,156
OFFICE & BUSINESS EQUIPMENT—0.11%
Pitney Bowes Inc.	10,845	223,949
Xerox Corp.	46,054	377,182

		601,131
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	2,813	46,724
HNI Corp.(b)	1,819	40,527
Interface Inc. Class A	3,278	22,749
Steelcase Inc. Class A	3,571	26,140

		136,140
OIL & GAS—9.45%
Anadarko Petroleum Corp.	26,305	1,267,901
Apache Corp.	17,555	1,473,742
Arena Resources Inc.(a)	1,949	63,596
Atlas America Inc.	1,921	38,631
Atwood Oceanics Inc.(a)	2,833	81,704
Berry Petroleum Co. Class A	2,072	49,148
Bill Barrett Corp.(a)	1,732	54,714
Cabot Oil & Gas Corp.	5,434	190,896
Carrizo Oil & Gas Inc.(a)(b)	1,405	26,695
Chesapeake Energy Corp.	32,953	706,512
Chevron Corp.	105,526	7,330,891

Cimarex Energy Co.	4,307	154,104
CNX Gas Corp.(a)	1,429	41,998
Comstock Resources Inc.(a)	2,459	94,672
Concho Resources Inc.(a)	3,782	116,107
ConocoPhillips	68,498	2,994,048
Continental Resources Inc.(a)	1,575	53,282
Denbury Resources Inc.(a)	13,205	219,203
Devon Energy Corp.	22,094	1,283,440
Diamond Offshore Drilling Inc.	3,449	309,962
Encore Acquisition Co.(a)	2,825	100,570
ENSCO International Inc.	7,513	284,668
EOG Resources Inc.	13,019	963,797
EQT Corp.	6,527	250,506
EXCO Resources Inc.(a)	8,979	123,371
Exxon Mobil Corp.	260,140	18,311,255
Forest Oil Corp.(a)	5,245	88,378
Frontier Oil Corp.	5,300	73,670
Goodrich Petroleum Corp.(a)(b)	1,382	35,448
Helmerich & Payne Inc.	5,100	175,236
Hess Corp.	15,559	858,857
Holly Corp.	2,276	48,411
Marathon Oil Corp.	37,363	1,204,957
Mariner Energy Inc.(a)	5,230	62,708
Murphy Oil Corp.	9,954	579,323
Nabors Industries Ltd.(a)	15,114	257,240
Newfield Exploration Co.(a)	6,989	274,877
Noble Corp.	13,964	472,821
Noble Energy Inc.	8,974	548,491
Occidental Petroleum Corp.	42,609	3,039,726
Parker Drilling Co.(a)	6,095	28,159
Patterson-UTI Energy Inc.	8,128	112,248
Penn Virginia Corp.	2,426	46,603
Petrohawk Energy Corp.(a)	14,554	353,371
Pioneer Natural Resources Co.	6,017	171,785
Plains Exploration & Production Co.(a)	6,327	181,269
Pride International Inc.(a)	8,270	207,329
Quicksilver Resources Inc.(a)	6,183	70,857
Range Resources Corp.	8,284	384,460
Rowan Companies Inc.	5,563	118,659
SandRidge Energy Inc.(a)	7,778	72,724
Southwestern Energy Co.(a)	18,059	748,184
St. Mary Land & Exploration Co.	3,256	77,721
Sunoco Inc.	6,219	153,547
Swift Energy Co.(a)	1,539	30,318
Tesoro Corp.	7,474	97,835
Transocean Ltd.(a)	16,816	1,340,067
Ultra Petroleum Corp.(a)	7,947	350,622
Unit Corp.(a)	2,417	76,595
Valero Energy Corp.	29,189	525,402
W&T Offshore Inc.	1,985	21,220
Whiting Petroleum Corp.(a)	2,710	124,552
XTO Energy Inc.	30,358	1,221,302

		50,820,385
OIL & GAS SERVICES—1.62%
Baker Hughes Inc.	16,226	657,153
BJ Services Co.	15,281	216,685
Cameron International Corp.(a)	11,493	358,926
Complete Production Services Inc.(a)	3,341	27,597
Core Laboratories NV	1,188	102,120

Dresser-Rand Group Inc.(a)	4,233	123,223
Dril-Quip Inc.(a)	1,604	67,833
Exterran Holdings Inc.(a)	3,146	54,709
FMC Technologies Inc.(a)	6,502	282,837
Global Industries Ltd.(a)	5,612	38,330
Halliburton Co.	46,982	1,037,832
Helix Energy Solutions Group Inc.(a)	4,777	50,111
Hercules Offshore Inc.(a)	4,463	21,155
Key Energy Services Inc.(a)	6,757	46,894
National Oilwell Varco Inc.(a)	21,962	789,314
Oceaneering International Inc.(a)	2,896	147,464
Oil States International Inc.(a)	2,617	70,973
Schlumberger Ltd.	62,756	3,357,446
SEACOR Holdings Inc.(a)	987	78,447
Smith International Inc.	11,579	290,980
Superior Energy Services Inc.(a)	4,143	68,732
Tetra Technologies Inc.(a)	4,154	32,027
Tidewater Inc.	2,704	121,680
Weatherford International Ltd.(a)	36,653	687,610

		8,730,078
PACKAGING & CONTAINERS—0.30%
Ball Corp.	5,011	242,332
Bemis Co. Inc.	5,281	138,996
Crown Holdings Inc.(a)	8,363	209,911
Greif Inc. Class A	1,258	64,573
Owens-Illinois Inc.(a)	8,784	298,129
Packaging Corp. of America	5,404	106,297
Pactiv Corp.(a)	6,983	175,832
Sealed Air Corp.	8,293	152,508
Silgan Holdings Inc.	1,296	65,137
Sonoco Products Co.	5,323	140,953

		1,594,668
PHARMACEUTICALS—6.01%
Abbott Laboratories	81,000	3,644,190
Alkermes Inc.(a)	5,068	52,302
Allergan Inc.	16,162	863,536
AmerisourceBergen Corp.	15,950	314,534
Amylin Pharmaceuticals Inc.(a)	7,293	107,280
Auxilium Pharmaceuticals Inc.(a)(b)	2,268	70,149
BioMarin Pharmaceutical Inc.(a)(b)	5,360	87,958
Bristol-Myers Squibb Co.	103,707	2,254,590
Cardinal Health Inc.	18,718	623,309
Catalyst Health Solutions Inc.(a)	2,000	51,560
Cephalon Inc.(a)(b)	3,904	228,970
Cubist Pharmaceuticals Inc.(a)	2,933	58,279
Dendreon Corp.(a)	6,033	146,059
Eli Lilly and Co.	51,742	1,805,278
Endo Pharmaceuticals Holdings Inc.(a)	5,565	116,921
Express Scripts Inc.(a)	12,030	842,581
Forest Laboratories Inc.(a)	15,941	411,756
Gilead Sciences Inc.(a)	47,982	2,347,759
Herbalife Ltd.	3,171	109,114
Hospira Inc.(a)	8,342	320,583
Isis Pharmaceuticals Inc.(a)	4,975	90,943
King Pharmaceuticals Inc.(a)	12,831	116,377
Mead Johnson Nutrition Co. Class A	1,658	60,368
Medarex Inc.(a)	6,590	104,583
Medco Health Solutions Inc.(a)	25,418	1,343,595

Medicines Co. (The)(a)	2,642	21,427
Medicis Pharmaceutical Corp. Class A	2,916	49,922
Merck & Co. Inc.	111,247	3,338,522
Mylan Inc.(a)(b)	15,837	208,890
Myriad Pharmaceuticals Inc.(a)	1,267	6,170
NBTY Inc.(a)	2,936	106,283
Omnicare Inc.	6,266	149,569
Onyx Pharmaceuticals Inc.(a)	2,949	105,928
OSI Pharmaceuticals Inc.(a)	3,067	103,634
Par Pharmaceutical Companies Inc.(a)	1,740	28,205
Perrigo Co.	4,456	120,936
Pfizer Inc.	354,868	5,653,047
PharMerica Corp.(a)	1,509	31,629
Schering-Plough Corp.	85,356	2,262,788
Sepracor Inc.(a)	5,778	100,248
Theravance Inc.(a)	2,830	42,733
United Therapeutics Corp.(a)	1,243	115,127
Valeant Pharmaceuticals International(a)	3,679	94,918
VCA Antech Inc.(a)	4,395	112,424
Warner Chilcott Ltd. Class A(a)	4,421	66,757
Watson Pharmaceuticals Inc.(a)	5,530	192,057
Wyeth	70,202	3,267,903

		32,351,691
PIPELINES—0.39%
El Paso Corp.	37,272	374,956
National Fuel Gas Co.	3,530	143,247
ONEOK Inc.	5,050	167,155
Questar Corp.	9,111	301,301
Spectra Energy Corp.	33,671	618,200
Williams Companies Inc. (The)	30,210	504,205

		2,109,064
REAL ESTATE—0.10%
Brookfield Properties Corp.	10,934	103,436
CB Richard Ellis Group Inc. Class A(a)	11,624	126,702
Forest City Enterprises Inc. Class A	5,951	42,490
Forestar Group Inc.(a)	1,838	23,931
Jones Lang LaSalle Inc.	2,160	81,994
St. Joe Co. (The)(a)(b)	4,839	136,266

		514,819
REAL ESTATE INVESTMENT TRUSTS—1.66%
Alexandria Real Estate Equities Inc.	2,075	79,078
AMB Property Corp.	7,814	154,795
American Campus Communities Inc.	2,702	61,957
Annaly Capital Management Inc.	28,657	482,870
Apartment Investment and Management Co. Class A	5,921	55,539
AvalonBay Communities Inc.	4,188	243,742
BioMed Realty Trust Inc.	5,112	59,708
Boston Properties Inc.	7,177	379,663
Brandywine Realty Trust	6,554	53,612
BRE Properties Inc. Class A	2,671	63,383
Camden Property Trust	3,508	103,521
CapitalSource Inc.	13,100	60,784
CBL & Associates Properties Inc.	6,929	41,158
Chimera Investment Corp.	32,276	115,548
Colonial Properties Trust	2,263	18,059
Corporate Office Properties Trust	2,949	100,001

Cousins Properties Inc.	1,577	13,594
DCT Industrial Trust Inc.	10,756	49,047
Developers Diversified Realty Corp.(b)	7,856	44,072
DiamondRock Hospitality Co.	5,733	38,755
Digital Realty Trust Inc.(b)	3,668	148,737
Douglas Emmett Inc.	5,263	53,472
Duke Realty Corp.	11,961	113,510
Entertainment Properties Trust	1,609	43,942
Equity Lifestyle Properties Inc.	1,411	58,796
Equity Residential	14,382	345,168
Essex Property Trust Inc.	1,423	92,509
Federal Realty Investment Trust	3,050	174,003
Franklin Street Properties Corp.	3,254	46,402
Hatteras Financial Corp.	1,861	52,722
HCP Inc.	14,254	367,183
Health Care REIT Inc.	5,835	233,750
Healthcare Realty Trust Inc.	3,026	58,735
Highwoods Properties Inc.	3,281	84,026
Home Properties Inc.	1,731	61,797
Hospitality Properties Trust	5,868	92,656
Host Hotels & Resorts Inc.	31,686	287,709
HRPT Properties Trust	11,879	57,257
Kilroy Realty Corp.	2,219	52,368
Kimco Realty Corp.	20,023	197,026
LaSalle Hotel Properties	2,792	41,629
Lexington Realty Trust	4,379	18,742
Liberty Property Trust	5,066	140,683
Macerich Co. (The)	4,000	78,680
Mack-Cali Realty Corp.	4,018	112,142
MFA Financial Inc.	11,609	85,907
Mid-America Apartment Communities Inc.	1,434	56,887
National Retail Properties Inc.	4,007	78,978
Nationwide Health Properties Inc.	5,375	155,983
Omega Healthcare Investors Inc.	4,217	70,466
Post Properties Inc.	2,434	34,465
ProLogis	23,507	206,627
Public Storage	6,774	491,589
Realty Income Corp.(b)	5,497	129,619
Redwood Trust Inc.	3,653	59,361
Regency Centers Corp.	4,278	137,238
Senior Housing Properties Trust	6,076	113,378
Simon Property Group Inc.	14,633	815,351
SL Green Realty Corp.(b)	3,934	101,419
Sunstone Hotel Investors Inc.	3,815	21,211
Tanger Factory Outlet Centers Inc.	1,699	60,382
Taubman Centers Inc.	2,780	73,976
UDR Inc.	8,015	83,757
Ventas Inc.	8,181	288,789
Vornado Realty Trust	8,625	440,048
Washington Real Estate Investment Trust	2,978	76,207
Weingarten Realty Investors	6,410	98,906

		8,913,074
RETAIL—6.10%
Abercrombie & Fitch Co. Class A	4,588	131,171
Advance Auto Parts Inc.	4,974	229,948
Aeropostale Inc.(a)	3,521	128,164
American Eagle Outfitters Inc.	9,110	131,093
AnnTaylor Stores Corp.(a)	3,082	37,200
AutoNation Inc.(a)(b)	3,995	82,617

AutoZone Inc.(a)(b)	1,730	265,676
Barnes & Noble Inc.(b)	2,105	48,478
Bed Bath & Beyond Inc.(a)	13,742	477,535
Best Buy Co. Inc.	17,816	665,784
Big Lots Inc.(a)	4,238	97,644
BJ’s Wholesale Club Inc.(a)	2,913	97,149
Bob Evans Farms Inc.	1,558	45,213
Brinker International Inc.	5,418	90,156
Brown Shoe Co. Inc.	2,064	15,996
Buckle Inc. (The)	1,403	43,409
Burger King Holdings Inc.	4,807	81,815
CarMax Inc.(a)	10,258	165,462
Casey’s General Stores Inc.	2,658	72,909
Cato Corp. (The) Class A	1,391	27,653
CEC Entertainment Inc.(a)	1,175	34,275
Cheesecake Factory Inc. (The)(a)	2,860	55,398
Chico’s FAS Inc.(a)	9,170	105,180
Children’s Place Retail Stores Inc. (The)(a)	1,242	40,700
Chipotle Mexican Grill Inc. Class A(a)(b)	770	72,249
Chipotle Mexican Grill Inc. Class B(a)	936	76,518
Collective Brands Inc.(a)	3,330	53,014
Copart Inc.(a)(b)	3,672	129,658
Costco Wholesale Corp.	22,751	1,126,175
Cracker Barrel Old Country Store Inc.	1,095	31,602
CVS Caremark Corp.	75,312	2,521,446
Darden Restaurants Inc.	6,676	216,236
Dick’s Sporting Goods Inc.(a)	4,696	93,216
Dillard’s Inc. Class A	2,819	29,910
Dollar Tree Inc.(a)	4,698	216,672
Dress Barn Inc.(a)	2,349	36,621
Family Dollar Stores Inc.	7,004	220,066
Foot Locker Inc.	8,030	88,972
Fred’s Inc. Class A	1,861	25,086
GameStop Corp. Class A(a)	8,656	189,480
Gap Inc. (The)	26,576	433,720
Genesco Inc.(a)	1,093	23,740
Group 1 Automotive Inc.	1,330	39,182
Home Depot Inc. (The)	89,505	2,321,760
HSN Inc.(a)	2,109	21,364
Insight Enterprises Inc.(a)	2,212	22,784
J. Crew Group Inc.(a)	2,707	76,229
J.C. Penney Co. Inc.	10,309	310,816
Jack in the Box Inc.(a)	2,940	62,034
Kohl’s Corp.(a)	15,160	736,018
Limited Brands Inc.	14,668	189,804
Lowe’s Companies Inc.	77,078	1,731,172
Macy’s Inc.	22,186	308,607
McDonald’s Corp.	58,645	3,228,994
Men’s Wearhouse Inc. (The)	2,418	52,253
MSC Industrial Direct Co. Inc. Class A	2,290	89,860
99 Cents Only Stores(a)	2,022	29,622
Nordstrom Inc.(b)	8,807	232,857
Nu Skin Enterprises Inc. Class A	2,679	48,249
Office Depot Inc.(a)	14,230	64,747
OfficeMax Inc.	3,776	35,155
O’Reilly Automotive Inc.(a)(b)	7,086	288,117
P.F. Chang’s China Bistro Inc.(a)(b)	1,158	39,268
Panera Bread Co. Class A(a)	1,571	86,342
Papa John’s International Inc.(a)	1,175	29,857
Pep Boys - Manny, Moe & Jack (The)	2,243	22,273

PetSmart Inc.	6,641	148,559
RadioShack Corp.	6,451	100,055
Regis Corp.	2,829	38,644
Rite Aid Corp.(a)	30,717	44,847
Ross Stores Inc.	6,721	296,329
Saks Inc.(a)	6,512	33,341
Sally Beauty Holdings Inc.(a)	4,193	29,267
Sears Holdings Corp.(a)(b)	3,094	205,256
Signet Jewelers Ltd.	4,455	98,366
Sonic Corp.(a)	3,048	33,619
Staples Inc.	37,635	791,088
Starbucks Corp.(a)	38,480	681,096
Target Corp.	36,030	1,571,629
Tiffany & Co.	6,614	197,296
TJX Companies Inc. (The)	21,739	787,604
Tractor Supply Co.(a)	1,924	92,294
Under Armour Inc. Class A(a)(b)	1,849	44,912
Urban Outfitters Inc.(a)	6,993	168,112
Walgreen Co.	52,245	1,622,207
Wal-Mart Stores Inc.	117,968	5,884,244
Wendy’s/Arby’s Group Inc. Class A	23,437	107,342
Williams-Sonoma Inc.	5,123	72,029
World Fuel Services Corp.	1,507	66,097
Yum! Brands Inc.	24,376	864,373

		32,800,976
SAVINGS & LOANS—0.21%
Astoria Financial Corp.	4,760	46,220
Capitol Federal Financial	1,076	39,629
First Niagara Financial Group Inc.	7,702	101,281
Hudson City Bancorp Inc.	25,489	358,375
New York Community Bancorp Inc.(b)	18,205	199,163
NewAlliance Bancshares Inc.	5,349	65,525
People’s United Financial Inc.	9,106	147,973
Provident Financial Services Inc.	3,110	36,822
TFS Financial Corp.	5,037	55,911
Washington Federal Inc.	4,570	63,660

		1,114,559
SEMICONDUCTORS—2.80%
Advanced Micro Devices Inc.(a)	32,440	118,730
Altera Corp.	15,535	290,349
Amkor Technology Inc.(a)(b)	6,496	40,665
Analog Devices Inc.	15,202	416,079
Applied Materials Inc.	70,707	975,757
Applied Micro Circuits Corp.(a)	3,206	27,732
Atmel Corp.(a)	21,250	88,613
ATMI Inc.(a)	1,753	31,887
Broadcom Corp. Class A(a)	22,418	632,860
Cabot Microelectronics Corp.(a)	1,187	40,263
Cree Inc.(a)	4,249	136,223
Cypress Semiconductor Corp.(a)	7,434	78,949
Emulex Corp.(a)	4,200	38,346
Fairchild Semiconductor International Inc.(a)	6,446	56,918
FormFactor Inc.(a)	2,619	60,368
Integrated Device Technology Inc.(a)	9,003	60,950
Intel Corp.	292,802	5,636,439
International Rectifier Corp.(a)	3,707	61,388
Intersil Corp. Class A	6,269	90,086
KLA-Tencor Corp.	8,931	284,720

Lam Research Corp.(a)	6,507	195,600
Linear Technology Corp.	10,763	289,202
LSI Corp.(a)	33,788	175,022
Marvell Technology Group Ltd.(a)	25,547	340,797
Maxim Integrated Products Inc.	16,140	286,001
MEMC Electronic Materials Inc.(a)	11,848	208,762
Micrel Inc.	2,497	19,527
Microchip Technology Inc.	9,525	256,508
Micron Technology Inc.(a)	44,352	283,409
Microsemi Corp.(a)	4,218	57,576
National Semiconductor Corp.	12,061	181,639
Novellus Systems Inc.(a)	5,155	100,883
NVIDIA Corp.(a)	28,517	368,725
OmniVision Technologies Inc.(a)	2,600	34,398
ON Semiconductor Corp.(a)	22,244	162,381
PMC-Sierra Inc.(a)	11,287	103,276
QLogic Corp.(a)	6,399	83,507
Rambus Inc.(a)	5,480	92,776
Rovi Corp.(a)	4,264	111,546
Semtech Corp.(a)	3,078	56,635
Silicon Laboratories Inc.(a)	2,299	98,466
Skyworks Solutions Inc.(a)	8,975	108,418
Teradyne Inc.(a)(b)	8,813	69,446
Tessera Technologies Inc.(a)	2,475	69,523
Texas Instruments Inc.	67,109	1,613,971
TriQuint Semiconductor Inc.(a)	7,378	52,974
Varian Semiconductor Equipment Associates Inc.(a)	3,773	120,887
Veeco Instruments Inc.(a)	1,513	28,505
Xilinx Inc.	14,503	314,570
Zoran Corp.(a)	2,560	29,491

		15,081,743
SOFTWARE—4.35%
ACI Worldwide Inc.(a)	1,729	26,056
Activision Blizzard Inc.(a)	30,572	350,049
Acxiom Corp.	4,186	40,395
Adobe Systems Inc.(a)	27,671	897,094
Advent Software Inc.(a)	757	27,593
Allscripts-Misys Healthcare Solutions Inc.	3,015	51,948
ANSYS Inc.(a)	4,580	143,171
Autodesk Inc.(a)	11,830	258,012
Automatic Data Processing Inc.	26,389	982,990
Avid Technology Inc.(a)	1,585	19,416
Blackboard Inc.(a)	1,497	50,853
BMC Software Inc.(a)	9,771	332,507
Broadridge Financial Solutions Inc.	7,475	129,093
CA Inc.	21,556	455,694
Cerner Corp.(a)(b)	3,356	218,408
Citrix Systems Inc.(a)	9,615	342,294
Compuware Corp.(a)	12,838	94,103
Concur Technologies Inc.(a)	2,231	76,947
CSG Systems International Inc.(a)	1,798	29,991
Dun & Bradstreet Corp. (The)	2,857	205,675
Electronic Arts Inc.(a)	16,956	364,045
Fair Isaac Corp.	2,600	49,894
Fidelity National Information Services Inc.	9,878	231,343
Fiserv Inc.(a)	8,239	390,611
Global Payments Inc.	4,205	177,872
IMS Health Inc.	9,517	114,204

Informatica Corp.(a)	4,516	83,049
Intuit Inc.(a)	15,468	459,400
JDA Software Group Inc.(a)	1,574	32,440
ManTech International Corp. Class A(a)	1,099	58,577
Metavante Technologies Inc.(a)	4,649	143,189
Microsoft Corp.	416,494	9,795,939
MSCI Inc. Class A(a)	5,305	148,275
Novell Inc.(a)	17,677	80,961
Nuance Communications Inc.(a)	11,625	153,450
Omniture Inc.(a)	4,141	56,649
Oracle Corp.	201,428	4,457,602
Parametric Technology Corp.(a)	5,937	76,647
Paychex Inc.	17,136	454,104
Progress Software Corp.(a)	2,030	45,939
Quality Systems Inc.	949	52,091
Quest Software Inc.(a)	3,494	51,502
Red Hat Inc.(a)	10,003	228,368
Salesforce.com Inc.(a)	5,482	237,590
SEI Investments Co.	8,247	155,868
Solera Holdings Inc.(a)	3,671	98,860
Sybase Inc.(a)	4,404	157,663
Take-Two Interactive Software Inc.	3,995	38,032
THQ Inc.(a)	3,440	23,082
Total System Services Inc.	10,339	151,777
VeriFone Holdings Inc.(a)	3,713	33,454
VMware Inc. Class A(a)	2,763	89,051

		23,423,817
TELECOMMUNICATIONS—6.03%
ADC Telecommunications Inc.(a)	5,125	37,310
ADTRAN Inc.	3,373	81,492
Amdocs Ltd.(a)	9,953	238,076
American Tower Corp. Class A(a)	20,782	708,458
Anixter International Inc.(a)	1,587	54,307
ARRIS Group Inc.(a)	6,354	77,392
AT&T Inc.	312,751	8,203,459
Atheros Communications Inc.(a)	3,084	77,100
Black Box Corp.	899	24,696
CenturyTel Inc.	15,577	488,962
Ciena Corp.(a)	4,698	52,430
Cincinnati Bell Inc.(a)	10,665	33,381
Cisco Systems Inc.(a)	303,639	6,683,094
CommScope Inc.(a)	4,388	112,333
Comtech Telecommunications Corp.(a)	1,497	47,709
Corning Inc.	82,354	1,400,018
Crown Castle International Corp.(a)	13,063	375,431
EchoStar Corp. Class A(a)	2,119	31,234
Frontier Communications Corp.	16,614	116,298
Harmonic Inc.(a)	4,611	31,954
Harris Corp.	7,089	221,957
InterDigital Inc.(a)	2,225	65,882
JDS Uniphase Corp.(a)	11,156	65,374
Juniper Networks Inc.(a)	27,755	725,238
Leap Wireless International Inc.(a)	3,210	76,880
Level 3 Communications Inc.(a)	83,972	103,286
MetroPCS Communications Inc.(a)	13,280	157,368
Motorola Inc.	111,021	794,910
NeuStar Inc. Class A(a)	3,832	86,910
NII Holdings Inc.(a)	8,627	198,594
Plantronics Inc.	2,494	59,033

Polycom Inc.(a)	4,343	103,146
QUALCOMM Inc.	86,386	3,991,897
Qwest Communications International Inc.	73,899	285,250
RF Micro Devices Inc.(a)	12,569	65,359
SAVVIS Inc.(a)(b)	2,241	32,517
SBA Communications Corp. Class A(a)	6,056	158,001
Sonus Networks Inc.(a)	11,036	20,968
Sprint Nextel Corp.(a)	146,162	584,648
Sycamore Networks Inc.(a)	9,726	33,068
Syniverse Holdings Inc.(a)	3,650	63,985
Tekelec(a)	3,509	64,531
Telephone and Data Systems Inc.	2,690	69,241
Telephone and Data Systems Inc. Special	2,521	60,756
Tellabs Inc.(a)	18,779	108,918
3Com Corp.(a)	19,875	74,927
tw telecom inc.(a)	7,794	77,161
United States Cellular Corp.(a)	812	29,086
Verizon Communications Inc.	150,562	4,828,523
Virgin Media Inc.	15,591	162,926
Windstream Corp.	23,165	203,157

		32,448,631
TEXTILES—0.07%
Cintas Corp.	7,078	178,224
G&K Services Inc. Class A	1,066	24,220
Mohawk Industries Inc.(a)	2,920	150,614

		353,058
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	6,577	174,291
JAKKS Pacific Inc.(a)	1,564	18,033
Marvel Entertainment Inc.(a)	2,684	106,179
Mattel Inc.	19,071	335,268

		633,771
TRANSPORTATION—1.78%
Alexander & Baldwin Inc.	2,181	63,729
Arkansas Best Corp.	1,269	36,141
Bristow Group Inc.(a)	1,399	46,307
Burlington Northern Santa Fe Corp.	14,546	1,143,170
C.H. Robinson Worldwide Inc.	8,976	489,461
Con-way Inc.	2,481	113,010
CSX Corp.	20,591	826,111
Expeditors International Washington Inc.	11,177	379,236
FedEx Corp.	15,325	1,039,648
Forward Air Corp.	1,586	36,684
Genco Shipping & Trading Ltd.(b)	1,414	33,809
General Maritime Corp.	2,498	20,808
Genesee & Wyoming Inc. Class A(a)	1,981	54,061
Heartland Express Inc.	2,911	44,829
Hub Group Inc. Class A(a)	1,897	40,767
J.B. Hunt Transport Services Inc.	5,010	140,030
Kansas City Southern Industries Inc.(a)	4,782	97,122
Kirby Corp.(a)	2,819	104,331
Knight Transportation Inc.	2,969	53,858
Landstar System Inc.	2,674	98,082
Norfolk Southern Corp.	19,312	835,244
Old Dominion Freight Line Inc.(a)	1,530	54,514
Overseas Shipholding Group Inc.	1,210	41,564
Ryder System Inc.	2,905	102,053

Teekay Corp.	2,165	38,537
Union Pacific Corp.	26,510	1,524,855
United Parcel Service Inc. Class B	36,850	1,979,951
UTi Worldwide Inc.(a)	5,443	68,691
Werner Enterprises Inc.	2,821	50,947

		9,557,550
TRUCKING & LEASING—0.01%
GATX Corp.	2,156	54,374

		54,374
WATER—0.05%
American Water Works Co. Inc.	5,033	99,200
Aqua America Inc.	7,226	130,502
California Water Service Group	1,014	38,400

		268,102

TOTAL COMMON STOCKS
(Cost: $619,920,338)		536,911,607

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.37%

MONEY MARKET FUNDS—1.37%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	5,962,614	5,962,614
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	825,645	825,645
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	549,119	549,119

		7,337,378

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,337,378)		7,337,378

TOTAL INVESTMENTS IN SECURITIES—101.18%
(Cost: $627,257,716)		544,248,985
Other Assets, Less Liabilities—(1.18)%		(6,327,268)

NET ASSETS—100.00%		$537,921,717

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.81%

ELECTRIC—83.10%
AES Corp. (The)(a)	720,513	$9,215,361
Allegheny Energy Inc.	182,982	4,612,976
ALLETE Inc.	29,249	935,383
Alliant Energy Corp.	118,909	3,110,659
Ameren Corp.	230,581	5,863,675
American Electric Power Co. Inc.	514,571	15,931,118
Avista Corp.	58,678	1,086,717
Black Hills Corp.	41,808	1,087,426
Calpine Corp.(a)	390,430	5,028,738
CenterPoint Energy Inc.	331,308	3,992,261
Cleco Corp.	65,111	1,542,480
CMS Energy Corp.	244,476	3,163,519
Consolidated Edison Inc.	295,336	11,624,425
Constellation Energy Group Inc.	194,505	5,582,293
Dominion Resources Inc.	636,737	21,521,711
DPL Inc.(b)	124,995	2,993,630
DTE Energy Co.	176,750	6,090,805
Duke Energy Corp.	1,389,173	21,504,398
Dynegy Inc. Class A(a)	543,310	1,092,053
Edison International	323,000	10,439,360
El Paso Electric Co.(a)	48,697	735,812
Entergy Corp.	211,628	17,000,077
Exelon Corp.	712,285	36,226,815
FirstEnergy Corp.	329,014	13,555,377
FPL Group Inc.	405,431	22,975,775
Great Plains Energy Inc.	143,956	2,293,219
Hawaiian Electric Industries Inc.	98,669	1,763,215
IDACORP Inc.	50,822	1,408,786
Integrys Energy Group Inc.	82,378	2,782,729
ITC Holdings Corp.	53,247	2,539,882
Mirant Corp.(a)	155,442	2,807,283
Northeast Utilities	189,209	4,353,699
NorthWestern Corp.	38,717	936,951
NRG Energy Inc.(a)	286,328	7,790,985
NSTAR	115,317	3,701,676
NV Energy Inc.	251,915	2,897,023
Pepco Holdings Inc.	237,826	3,419,938
PG&E Corp.	394,772	15,936,946
Pinnacle West Capital Corp.	108,783	3,476,705
PNM Resources Inc.	84,461	1,030,424
Portland General Electric Co.	80,988	1,541,202
PPL Corp.	401,717	13,574,017
Progress Energy Inc.	301,174	11,878,303
Public Service Enterprise Group Inc.	548,776	17,807,781
RRI Energy Inc.(a)	377,074	2,017,346
SCANA Corp.	118,988	4,206,226

Southern Co.	839,272	26,353,141
TECO Energy Inc.	214,413	2,892,431
UniSource Energy Corp.	38,261	1,056,004
Westar Energy Inc.	116,729	2,296,059
Wisconsin Energy Corp.	126,329	5,428,357
Xcel Energy Inc.	491,818	9,806,851

		382,910,023
ENERGY - ALTERNATE SOURCES—0.51%
Covanta Holding Corp.(a)	140,330	2,370,174

		2,370,174
GAS—8.42%
AGL Resources Inc.	82,413	2,770,725
Atmos Energy Corp.	98,774	2,682,702
Laclede Group Inc. (The)	22,168	744,180
New Jersey Resources Corp.	45,404	1,752,594
Nicor Inc.	48,412	1,764,133
NiSource Inc.	295,996	3,815,388
Northwest Natural Gas Co.	28,653	1,279,070
Piedmont Natural Gas Co.	74,303	1,829,340
Sempra Energy	244,496	12,818,925
South Jersey Industries Inc.	32,121	1,184,622
Southwest Gas Corp.	48,376	1,171,667
UGI Corp.	116,034	3,067,939
Vectren Corp.	87,288	2,143,793
WGL Holdings Inc.	54,031	1,789,507

		38,814,585
OIL & GAS—1.11%
EQT Corp.	133,111	5,108,800

		5,108,800
PIPELINES—5.48%
National Fuel Gas Co.	72,667	2,948,827
ONEOK Inc.	104,912	3,472,587
Questar Corp.	185,854	6,146,192
Spectra Energy Corp.	689,810	12,664,912

		25,232,518
WATER—1.19%
American Water Works Co. Inc.	103,252	2,035,097
Aqua America Inc.	146,021	2,637,139
California Water Service Group	20,739	785,386

		5,457,622

TOTAL COMMON STOCKS
(Cost: $592,032,333)		459,893,722

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.28%

MONEY MARKET FUNDS—0.28%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	445,664	445,664

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	61,711	61,711
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	795,828	795,828

		1,303,203

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,303,203)		1,303,203

TOTAL INVESTMENTS IN SECURITIES—100.09%
(Cost: $593,335,536)		461,196,925
Other Assets, Less Liabilities—(0.09)%		(407,574)

NET ASSETS—100.00%		$460,789,351

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED ASIA INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.51%

AUSTRALIA—18.97%
Bunnings Warehouse Property Trust	19,375	$29,960
CFS Retail Property Trust	114,820	163,706
Commonwealth Property Office Fund	115,180	80,913
Dexus Property Group	279,541	169,649
Goodman Group	173,891	73,728
GPT Group	539,595	237,754
ING Office Fund	136,895	55,197
Macquarie Office Trust	284,000	55,484
Mirvac Group	163,349	173,145
Stockland Corp. Ltd.	132,380	346,670
Westfield Group	139,280	1,311,906

		2,698,112
CHINA—9.35%
Agile Property Holdings Ltd.(a)	90,000	127,277
China Overseas Land & Investment Ltd.	250,000	616,770
China Resources Land Ltd.	110,000	268,824
Country Garden Holdings Co. Ltd.	195,000	91,586
Hopson Development Holdings Ltd.	40,000	64,206
Shimao Property Holdings Ltd.	80,000	160,825

		1,329,488
HONG KONG—33.20%
Champion REIT(a)	130,000	52,000
Great Eagle Holdings Ltd.	20,000	46,400
Hang Lung Properties Ltd.	125,000	458,062
Henderson Land Development Co. Ltd.	65,000	429,417
Hongkong Land Holdings Ltd.	105,000	408,450
Hysan Development Co. Ltd.	50,000	136,773
Kerry Properties Ltd.	35,000	180,644
Kowloon Development Co. Ltd.(a)	35,000	35,587
Link REIT (The)	130,000	295,224
New World China Land Ltd.(a)	66,000	41,644
New World Development Co. Ltd.(a)	175,000	417,739
Shenzhen Investment Ltd.	100,000	49,935
Shui On Land Ltd.	82,750	58,619
Sino Land Co. Ltd.	140,000	285,779
Sun Hung Kai Properties Ltd.	120,000	1,825,537

		4,721,810
JAPAN—29.75%
AEON Mall Co. Ltd.	5,000	105,047
Daibiru Corp.	3,000	26,913
Heiwa Real Estate Co. Ltd.	7,500	26,078

Japan Prime Realty Investment Corp.	40	85,593
Japan Real Estate Investment Corp.	25	207,994
Japan Retail Fund Investment Corp.	25	124,744
Kenedix Realty Investment Corp.	10	33,300
Mitsubishi Estate Co. Ltd.	65,000	1,076,790
Mitsui Fudosan Co. Ltd.	55,000	1,005,305
MORI TRUST Sogo REIT Inc.	5	36,504
Nippon Building Fund Inc.	30	267,871
Nomura Real Estate Office Fund Inc.	20	130,679
NTT Urban Development Corp.	70	65,886
ORIX JREIT Inc.	15	73,428
Premier Investment Corp.	10	38,763
Sumitomo Realty & Development Co. Ltd.	30,000	614,528
TOC Co. Ltd.	5,000	20,432
Tokyo Tatemono Co. Ltd.	15,000	73,113
Tokyu Land Corp.	25,000	100,320
TOKYU REIT Inc.	5	27,627
Top REIT Inc.	10	41,389
United Urban Investment Corp.	10	49,793

		4,232,097
NEW ZEALAND—0.20%
Kiwi Income Property Trust	43,145	28,120

		28,120
SINGAPORE—8.04%
Allgreen Properties Ltd.	20,000	16,643
Ascendas Real Estate Investment Trust	96,202	113,410
CapitaCommercial Trust	140,000	83,007
CapitaLand Ltd.	195,000	516,556
CapitaMall Trust Management Ltd.	150,400	164,788
Keppel Land Ltd.(a)	30,000	55,338
Mapletree Logistics Trust	90,000	37,135
Singapore Land Ltd.	10,000	36,406
Suntec REIT	95,000	71,807
Wing Tai Holdings Ltd.(a)	40,000	47,987

		1,143,077

TOTAL COMMON STOCKS
(Cost: $18,230,244)		14,152,704

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.40%

MONEY MARKET FUNDS—2.40%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(b)(c)(d)	298,646	298,646
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(b)(c)(d)	41,354	41,354
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(b)(c)	1,224	1,224

		341,224

TOTAL SHORT-TERM INVESTMENTS
(Cost: $341,224)	341,224

TOTAL INVESTMENTS IN SECURITIES—101.91%
(Cost: $18,571,468)	14,493,928
Other Assets, Less Liabilities—(1.91)%	(271,222)

NET ASSETS—100.00%	$14,222,706

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED EUROPE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—98.08%

AUSTRIA—1.83%
CA Immobilien Anlagen AG(a)	3,882	$33,462
conwert Immobilien Invest SE(a)	3,780	33,709

		67,171
BELGIUM—4.00%
Befimmo SCA	707	60,141
Cofinimmo SA	387	47,844
Intervest Offices NV	333	9,164
Leasinvest Real Estate SCA	84	6,555
Warehouses De Pauw SCA	387	16,383
Wereldhave Belgium NV	96	6,943

		147,030
FINLAND—1.47%
Citycon OYJ	7,065	18,430
Sponda OYJ(a)(b)	8,907	25,635
Technopolis OYJ	2,601	10,141

		54,206
FRANCE—30.15%
Acanthe Developpement SA	2,217	3,772
Affine SA	168	3,365
Fonciere des Regions	1,473	128,454
GAGFAH SA	1,893	15,808
Gecina SA	795	65,102
Icade	837	72,861
Klepierre	3,489	99,227
Mercialys	1,887	62,869
Societe de la Tour Eiffel	228	8,666
Societe Immobiliere de Location pour l’Industrie et le Commerce	555	55,316
Unibail-Rodamco SE	3,414	593,408

		1,108,848
GERMANY—2.45%
Alstria Office REIT AG	1,245	9,902
Colonia Real Estate AG(a)	1,317	5,097
Deutsche EuroShop AG	1,509	45,569
Deutsche Wohnen AG Bearer(a)	1,095	16,533
DIC Asset AG	1,068	7,495
PATRIZIA Immobilien AG(a)(b)	1,104	4,664
Vivacon AG(a)	963	846

		90,106
ITALY—0.63%
Beni Stabili SpA	17,874	13,671
Immobiliare Grande Distribuzione SpA	5,517	9,464

		23,135
NETHERLANDS—10.10%
Corio NV	3,117	171,816

Eurocommercial Properties NV	1,491	50,395
Nieuwe Steen Investments NV	1,671	27,706
VastNed Offices/Industrial NV	912	13,790
VastNed Retail NV	702	37,571
Wereldhave NV	873	70,202

		371,480
NORWAY—0.18%
Norwegian Property ASA(a)	6,846	6,472

		6,472
SWEDEN—4.77%
Castellum AB	7,272	53,153
Fabege AB	7,170	30,509
Hufvudstaden AB Class A	3,375	21,912
Klovern AB	5,484	14,980
Kungsleden AB	5,793	30,852
Wihlborgs Fastigheter AB	1,569	24,013

		175,419
SWITZERLAND—6.05%
Allreal Holding AG Registered	237	28,627
Jelmoli Holding AG Registered	129	47,525
PSP Swiss Property AG Registered(a)	1,956	103,139
Swiss Prime Site AG Registered(a)	801	38,143
Zueblin Immobilien Holding AG Registered(a)	1,305	5,068

		222,502
UNITED KINGDOM—36.45%
A&J Mucklow Group PLC	876	3,268
Big Yellow Group PLC(a)	5,367	30,408
British Land Co. PLC	35,658	257,153
Brixton PLC	11,613	9,049
CLS Holdings PLC(a)	1,044	5,236
Daejan Holdings PLC	198	6,450
Derwent London PLC	4,233	67,721
Development Securities PLC	3,470	16,453
Grainger PLC	4,332	13,143
Great Portland Estates PLC	13,106	50,517
Hammerson PLC	29,241	167,125
Helical Bar PLC	4,509	25,416
Invista Foundation Property Trust Ltd.	14,613	8,237
Land Securities Group PLC	31,626	279,982
Liberty International PLC	23,695	171,273
Primary Health Properties PLC	1,407	5,622
Quintain Estates and Development PLC(a)	5,355	7,324
SEGRO PLC	26,032	119,114
Shaftesbury PLC	9,493	52,014
St. Modwen Properties PLC	6,363	21,388
UNITE Group PLC	5,547	11,587
Workspace Group PLC	46,443	11,742

		1,340,222

TOTAL COMMON STOCKS
(Cost: $4,848,185)		3,606,591

Security	Shares	Value
INVESTMENT COMPANIES—1.54%

FRANCE—0.29%
ProLogis European Properties	2,445	10,850

		10,850

UNITED KINGDOM—1.25%
F&C Commercial Property Trust Ltd.(c)	11,541	14,924
ING UK Real Estate Income Trust Ltd.	13,431	8,294
IRP Property Investments Ltd.	3,243	3,333
ISIS Property Trust Ltd.	2,745	3,709
Standard Life Investment Property Income Trust PLC	4,494	3,651
UK Commercial Property Trust Ltd.	11,022	11,923

		45,834

TOTAL INVESTMENT COMPANIES
(Cost: $81,977)		56,684

Security	Shares	Value
SHORT-TERM INVESTMENTS—0.40%

MONEY MARKET FUNDS—0.40%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(d)(e)(f)	12,139	12,139
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(d)(e)(f)	1,681	1,681
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(d)(e)	865	865

		14,685

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,685)		14,685

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $4,944,847)		3,677,960
Other Assets, Less Liabilities—(0.02)%		(561)

NET ASSETS—100.00%		$3,677,399

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.20%

AUSTRALIA—13.27%
Bunnings Warehouse Property Trust	248,400	$384,104
CFS Retail Property Trust	1,439,026	2,051,713
Commonwealth Property Office Fund	1,451,576	1,019,719
Dexus Property Group	3,552,121	2,155,731
Goodman Group	2,157,032	914,557
GPT Group	6,603,392	2,909,557
ING Office Fund	1,833,657	739,339
Macquarie Office Trust	3,514,952	686,707
Mirvac Group	2,003,117	2,123,246
Stockland Corp. Ltd.	1,614,600	4,228,238
Westfield Group	1,712,580	16,131,126

		33,344,037
AUSTRIA—0.53%
CA Immobilien Anlagen AG(a)	79,212	682,801
conwert Immobilien Invest SE(a)	71,944	641,571

		1,324,372
BELGIUM—1.01%
Befimmo SCA	11,058	940,649
Cofinimmo SA	7,544	932,648
Intervest Offices NV	6,440	177,219
Leasinvest Real Estate SCA	1,380	107,685
Warehouses De Pauw SCA	5,888	249,263
Wereldhave Belgium NV	1,748	126,414

		2,533,878
CANADA—4.86%
Allied Properties Real Estate Investment Trust	23,184	333,253
Boardwalk Real Estate Investment Trust	35,696	1,091,252
Brookfield Properties Corp.	224,940	2,091,062
Calloway Real Estate Investment Trust	59,340	775,026
Canadian Apartment Properties Real Estate Investment Trust	47,288	578,251
Canadian Real Estate Investment Trust	42,504	939,248
Chartwell Seniors Housing Real Estate Investment Trust	72,404	402,505
Cominar Real Estate Investment Trust	34,132	538,611
Dundee Real Estate Investment Trust	12,696	193,769
Extendicare Real Estate Investment Trust	53,820	309,150
H&R Real Estate Investment Trust	109,848	1,293,465
InnVest Real Estate Investment Trust	63,572	218,159
Morguard Real Estate Investment Trust	34,960	321,111
Northern Property Real Estate Investment Trust	17,020	304,631
Primaris Retail Real Estate Investment Trust	44,252	528,028
RioCan Real Estate Investment Trust	160,080	2,298,068

		12,215,589

CHINA—6.82%
Agile Property Holdings Ltd.	1,104,000	1,561,260
China Overseas Land & Investment Ltd.(b)	3,220,480	7,945,185
China Resources Land Ltd.	1,472,000	3,597,355
Country Garden Holdings Co. Ltd.	2,392,000	1,123,461
Hopson Development Holdings Ltd.	552,000	886,043
Shimao Property Holdings Ltd.(b)	1,012,000	2,034,433

		17,147,737
FINLAND—0.40%
Citycon OYJ	121,808	317,756
Sponda OYJ(a)(b)	171,512	493,617
Technopolis OYJ	47,288	184,367

		995,740
FRANCE—7.74%
Fonciere des Regions	22,816	1,989,688
GAGFAH SA	37,352	311,910
Gecina SA	14,444	1,182,808
Icade	15,180	1,321,417
Klepierre(b)	64,124	1,823,691
Mercialys	23,460	781,620
Societe de la Tour Eiffel	4,508	171,348
Societe Immobiliere de Location pour l’Industrie et le Commerce	10,488	1,045,316
Unibail-Rodamco SE	62,284	10,825,965

		19,453,763
GERMANY—0.68%
Alstria Office REIT AG	24,564	195,372
Colonia Real Estate AG(a)	18,032	69,792
Deutsche EuroShop AG	29,440	889,031
Deutsche Wohnen AG Bearer(a)(b)	20,516	309,772
DIC Asset AG	19,044	133,648
PATRIZIA Immobilien AG(a)	22,356	94,452
Vivacon AG(a)	16,192	14,233

		1,706,300
HONG KONG—22.53%
Champion REIT(b)	1,656,000	662,396
Great Eagle Holdings Ltd.	276,000	640,316
Hang Lung Properties Ltd.	1,472,000	5,394,133
Henderson Land Development Co. Ltd.	828,000	5,470,107
Hongkong Land Holdings Ltd.(b)	1,288,000	5,010,320
Hysan Development Co. Ltd.	552,000	1,509,977
Kerry Properties Ltd.	414,000	2,136,760
Kowloon Development Co. Ltd.(b)	460,000	467,713
Link REIT (The)	1,610,000	3,656,234
New World China Land Ltd.(b)	846,400	534,048
New World Development Co. Ltd.	2,116,000	5,051,064
Shenzhen Investment Ltd.	1,288,000	643,165
Shui On Land Ltd.(b)	966,300	684,510
Sino Land Co. Ltd.	1,840,000	3,755,950
Sun Hung Kai Properties Ltd.	1,380,000	20,993,671

		56,610,364
ITALY—0.17%
Beni Stabili SpA	315,744	241,505

Immobiliare Grande Distribuzione SpA	104,052	178,499

		420,004
JAPAN—20.45%
AEON Mall Co. Ltd.	64,400	1,353,012
Daibiru Corp.	27,600	247,601
Heiwa Real Estate Co. Ltd.	46,000	159,945
Japan Prime Realty Investment Corp.	460	984,316
Japan Real Estate Investment Corp.	276	2,296,255
Japan Retail Fund Investment Corp.	276	1,377,173
Kenedix Realty Investment Corp.	92	306,361
Mitsubishi Estate Co. Ltd.	828,000	13,716,645
Mitsui Fudosan Co. Ltd.	644,000	11,771,206
MORI TRUST Sogo REIT Inc.	92	671,674
Nippon Building Fund Inc.	460	4,107,359
Nomura Real Estate Office Fund Inc.	184	1,202,248
NTT Urban Development Corp.	736	692,742
ORIX JREIT Inc.	184	900,720
Premier Investment Corp.	92	356,615
Sumitomo Realty & Development Co. Ltd.	369,000	7,558,695
TOC Co. Ltd.	64,400	263,161
Tokyo Tatemono Co. Ltd.	184,000	896,854
Tokyu Land Corp.	276,000	1,107,537
TOKYU REIT Inc.	92	508,346
United Urban Investment Corp.	184	916,183

		51,394,648
NETHERLANDS—2.57%
Corio NV	50,968	2,809,464
Eurocommercial Properties NV	27,692	935,966
Nieuwe Steen Investments NV	30,560	506,703
VastNed Offices/Industrial NV	15,846	239,596
VastNed Retail NV	12,552	671,784
Wereldhave NV	16,100	1,294,678

		6,458,191
NEW ZEALAND—0.16%
Kiwi Income Property Trust	601,588	392,095

		392,095
NORWAY—0.05%
Norwegian Property ASA(a)(b)	131,008	123,859

		123,859
SINGAPORE—5.78%
Allgreen Properties Ltd.	276,000	229,673
Ascendas Real Estate Investment Trust(b)	1,288,402	1,518,868
CapitaCommercial Trust(b)	1,656,000	981,852
CapitaLand Ltd.	2,392,000	6,336,424
CapitaMall Trust Management Ltd.	1,899,400	2,081,101
Keppel Land Ltd.	368,000	678,811
Mapletree Logistics Trust	1,122,750	463,255
Singapore Land Ltd.	184,000	669,880
Suntec REIT(b)	1,196,000	904,019
Wing Tai Holdings Ltd.	552,000	662,224

		14,526,107
SWEDEN—1.23%
Castellum AB	127,696	933,361
Fabege AB	129,352	550,411

Hufvudstaden AB Class A	54,648	354,804
Klovern AB	92,460	252,557
Kungsleden AB	103,408	550,730
Wihlborgs Fastigheter AB	28,888	442,125

		3,083,988
SWITZERLAND—1.44%
Allreal Holding AG Registered	4,232	511,182
Jelmoli Holding AG Registered	1,564	576,191
PSP Swiss Property AG Registered(a)	34,868	1,838,568
Swiss Prime Site AG Registered(a)	13,524	644,000
Zueblin Immobilien Holding AG Registered(a)	14,168	55,026

		3,624,967
UNITED KINGDOM—9.51%
Big Yellow Group PLC(a)	74,244	420,644
British Land Co. PLC(b)	661,510	4,770,577
Brixton PLC	238,238	185,633
CLS Holdings PLC(a)	25,208	126,418
Daejan Holdings PLC	3,404	110,891
Derwent London PLC	80,132	1,281,972
Development Securities PLC	24,932	118,214
Grainger PLC	73,692	223,572
Great Portland Estates PLC	258,383	995,938
Hammerson PLC	539,233	3,081,953
Helical Bar PLC	88,228	497,314
Invista Foundation Property Trust Ltd.	327,428	184,561
Land Securities Group PLC	587,294	5,199,266
Liberty International PLC(b)	370,760	2,679,937
Primary Health Properties PLC	19,872	79,397
Quintain Estates and Development PLC(a)	112,884	154,394
SEGRO PLC	471,046	2,155,349
Shaftesbury PLC	174,136	954,125
St. Modwen Properties PLC	79,396	266,873
UNITE Group PLC	92,000	192,178
Workspace Group PLC	872,511	220,590

		23,899,796

TOTAL COMMON STOCKS
(Cost: $255,767,963)		249,255,435

Security	Shares	Value

INVESTMENT COMPANIES—0.36%

FRANCE—0.09%
ProLogis European Properties	47,196	209,435

		209,435
UNITED KINGDOM—0.27%
F&C Commercial Property Trust Ltd.(c)	217,672	281,477
ING UK Real Estate Income Trust Ltd.	288,972	178,454
UK Commercial Property Trust Ltd.	209,024	226,111

		686,042

TOTAL INVESTMENT COMPANIES
(Cost: $1,128,833)		895,477

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.61%

MONEY MARKET FUNDS—5.61%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(d)(e)(f)	12,371,012	12,371,012
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(d)(e)(f)	1,713,018	1,713,018
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(d)(e)	3,844	3,844

		14,087,874

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,087,874)		14,087,874

TOTAL INVESTMENTS IN SECURITIES—105.17%
(Cost: $270,984,670)		264,238,786
Other Assets, Less Liabilities—(5.17)%		(12,985,414)

NET ASSETS—100.00%		$251,253,372

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE EPRA/NAREIT NORTH AMERICA INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.77%

CANADA—8.89%
Allied Properties Real Estate Investment Trust	639	$9,185
Boardwalk Real Estate Investment Trust	984	30,082
Brookfield Properties Corp.	5,904	54,884
Calloway Real Estate Investment Trust	1,579	20,623
Canadian Apartment Properties Real Estate Investment Trust	1,344	16,435
Canadian Real Estate Investment Trust	1,257	27,777
Chartwell Seniors Housing Real Estate Investment Trust	2,067	11,491
Cominar Real Estate Investment Trust	982	15,496
Dundee Real Estate Investment Trust	342	5,220
Extendicare Real Estate Investment Trust	1,413	8,116
H&R Real Estate Investment Trust	2,988	35,184
InnVest Real Estate Investment Trust	1,545	5,302
Morguard Real Estate Investment Trust	828	7,605
Northern Property Real Estate Investment Trust	432	7,732
Primaris Retail Real Estate Investment Trust	1,212	14,462
RioCan Real Estate Investment Trust	4,461	64,041

		333,635
UNITED STATES—90.88%
Acadia Realty Trust	819	11,220
Agree Realty Corp.	153	2,987
Alexander’s Inc.	40	11,022
Alexandria Real Estate Equities Inc.	792	30,183
AMB Property Corp.	2,917	57,786
American Campus Communities Inc.	1,059	24,283
Apartment Investment and Management Co. Class A	2,367	22,202
Ashford Hospitality Trust Inc.	1,954	5,842
Associated Estates Realty Corp.	178	1,057
AvalonBay Communities Inc.	1,593	92,713
BioMed Realty Trust Inc.	1,959	22,881
Boston Properties Inc.	2,713	143,518
Brandywine Realty Trust	2,472	20,221
BRE Properties Inc. Class A	1,038	24,632
Camden Property Trust	1,344	39,661
CBL & Associates Properties Inc.	2,584	15,349
Cedar Shopping Centers Inc.	921	4,891
Colonial Properties Trust	993	7,924
Corporate Office Properties Trust	1,080	36,623
Corrections Corp. of America(a)	2,313	39,922
Cousins Properties Inc.	534	4,603
DCT Industrial Trust Inc.	3,669	16,731
Developers Diversified Realty Corp.	2,917	16,364
DiamondRock Hospitality Co.	2,199	14,865
Digital Realty Trust Inc.	1,521	61,677

Douglas Emmett Inc.	1,845	18,745
Duke Realty Corp.	4,443	42,164
DuPont Fabros Technology Inc.	805	8,614
EastGroup Properties Inc.	514	17,846
Education Realty Trust Inc.	1,056	5,122
Entertainment Properties Trust	685	18,707
Equity Lifestyle Properties Inc.	535	22,293
Equity One Inc.(b)	897	13,500
Equity Residential	5,457	130,968
Essex Property Trust Inc.	555	36,081
Extra Space Storage Inc.	1,770	15,541
Federal Realty Investment Trust(b)	1,180	67,319
FelCor Lodging Trust Inc.	1,425	3,349
First Industrial Realty Trust Inc.(b)	882	3,740
First Potomac Realty Trust	568	5,322
Forest City Enterprises Inc. Class A	2,526	18,036
Getty Realty Corp.	364	8,150
Government Properties Income Trust(a)	260	5,104
HCP Inc.	5,325	137,172
Health Care REIT Inc.	2,224	89,093
Healthcare Realty Trust Inc.	1,191	23,117
Hersha Hospitality Trust	1,143	3,086
Highwoods Properties Inc.	1,330	34,061
Hilltop Holdings Inc.(a)	823	9,876
Home Properties Inc.	667	23,812
Hospitality Properties Trust	2,061	32,543
Host Hotels & Resorts Inc.	12,028	109,214
HRPT Properties Trust	4,543	21,897
Inland Real Estate Corp.	1,725	12,731
Investors Real Estate Trust	1,227	11,423
Kilroy Realty Corp.	730	17,228
Kimco Realty Corp.	7,516	73,957
Kite Realty Group Trust	1,315	4,208
LaSalle Hotel Properties	1,167	17,400
Lexington Realty Trust	2,182	9,339
Liberty Property Trust	2,043	56,734
LTC Properties Inc.	471	11,502
Macerich Co. (The)	1,589	31,256
Mack-Cali Realty Corp.	1,575	43,958
Medical Properties Trust Inc.	1,623	11,361
Mid-America Apartment Communities Inc.	574	22,771
National Healthcare Corp.	204	7,599
National Retail Properties Inc.	1,608	31,694
Nationwide Health Properties Inc.	2,055	59,636
Omega Healthcare Investors Inc.	1,680	28,073
Orient-Express Hotels Ltd. Class A	1,545	13,673
Parkway Properties Inc.	466	6,603
Pennsylvania Real Estate Investment Trust(b)	825	4,364
Post Properties Inc.	906	12,829
ProLogis	8,665	76,165
PS Business Parks Inc.	315	16,289
Public Storage	2,550	185,054
Ramco-Gershenson Properties Trust	387	3,518
Realty Income Corp.(b)	2,097	49,447
Regency Centers Corp.	1,605	51,488
Saul Centers Inc.	280	9,484
Senior Housing Properties Trust	2,418	45,120
Simon Property Group Inc.	5,594	311,698
SL Green Realty Corp.(b)	1,540	39,701
Sovran Self Storage Inc.	463	12,464

Strategic Hotels & Resorts Inc.	1,458	1,720
Sun Communities Inc.	378	5,783
Sunstone Hotel Investors Inc.	1,524	8,473
Tanger Factory Outlet Centers Inc.	640	22,746
Taubman Centers Inc.	808	21,501
UDR Inc.	3,040	31,768
Universal Health Realty Income Trust	249	8,508
Urstadt Biddle Properties Inc. Class A	378	5,817
U-Store-It Trust	1,191	5,776
Ventas Inc.	3,054	107,806
Vornado Realty Trust	3,555	181,376
Washington Real Estate Investment Trust	1,176	30,094
Weingarten Realty Investors	2,385	36,801
Winthrop Realty Trust	265	2,544

		3,413,109

TOTAL COMMON STOCKS
(Cost: $5,342,177)		3,746,744

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.26%

MONEY MARKET FUNDS—3.26%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	102,566	102,566
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	14,202	14,202
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	5,896	5,896

		122,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $122,664)		122,664

TOTAL INVESTMENTS IN SECURITIES—103.03%
(Cost: $5,464,841)		3,869,408
Other Assets, Less Liabilities—(3.03)%		(113,937)

NET ASSETS—100.00%		$3,755,471

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE KLD 400 SOCIAL INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.23%
Omnicom Group Inc.	5,320	$180,880

		180,880
AEROSPACE & DEFENSE—0.03%
Spirit AeroSystems Holdings Inc. Class A(a)	1,756	22,846

		22,846
AIRLINES—0.21%
AMR Corp.(a)	4,877	26,092
Continental Airlines Inc. Class B(a)	2,114	23,613
JetBlue Airways Corp.(a)	3,807	19,454
Southwest Airlines Co.	12,563	98,620

		167,779
APPAREL—0.79%
Coach Inc.	5,435	160,822
Deckers Outdoor Corp.(a)	222	15,009
Liz Claiborne Inc.	1,620	5,119
Nike Inc. Class B	4,994	282,860
Phillips-Van Heusen Corp.	879	31,099
Timberland Co. Class A(a)	582	7,938
VF Corp.	1,867	120,776

		623,623
AUTO PARTS & EQUIPMENT—0.45%
BorgWarner Inc.	1,984	65,849
Johnson Controls Inc.	10,089	261,103
Modine Manufacturing Co.	561	4,292
WABCO Holdings Inc.	1,095	20,816

		352,060
BANKS—6.54%
Bank of Hawaii Corp.	821	31,502
Bank of New York Mellon Corp. (The)	20,569	562,356
BB&T Corp.	11,072	253,327
Cathay General Bancorp	845	7,706
Comerica Inc.	2,585	61,626
Fifth Third Bancorp	12,578	119,491
First Horizon National Corp.(a)	3,679	47,165
Heartland Financial USA Inc.	280	4,715
KeyCorp	13,634	78,805
M&T Bank Corp.	1,981	115,532
Northern Trust Corp.	4,124	246,656
PNC Financial Services Group Inc. (The)	7,876	288,734
Popular Inc.(b)	4,827	6,130
Regions Financial Corp.	19,769	87,379

State Street Corp.	8,451	425,085
SunTrust Banks Inc.	8,231	160,504
Synovus Financial Corp.	5,623	19,737
U.S. Bancorp	32,478	662,876
Umpqua Holdings Corp.	1,026	9,952
Wells Fargo & Co.	79,690	1,949,217

		5,138,495
BEVERAGES—1.98%
Green Mountain Coffee Roasters Inc.(a)	482	33,952
PepsiCo Inc.	26,795	1,520,616

		1,554,568
BIOTECHNOLOGY—2.36%
Affymetrix Inc.(a)	1,203	10,635
Amgen Inc.(a)	17,480	1,089,179
Biogen Idec Inc.(a)	4,939	234,849
Genzyme Corp.(a)	4,630	240,251
Illumina Inc.(a)	2,117	76,508
Life Technologies Corp.(a)	2,975	135,452
Millipore Corp.(a)	942	65,563

		1,852,437
BUILDING MATERIALS—0.14%
Apogee Enterprises Inc.	476	6,940
Masco Corp.	6,162	85,837
Simpson Manufacturing Co. Inc.	629	17,864

		110,641
CHEMICALS—1.49%
Air Products and Chemicals Inc.	3,606	269,008
Airgas Inc.	1,039	46,319
Cabot Corp.	1,118	20,459
Ecolab Inc.	4,041	167,742
H.B. Fuller Co.	829	16,713
Lubrizol Corp.	1,159	67,141
Minerals Technologies Inc.	324	14,084
Praxair Inc.	5,279	412,712
Sigma-Aldrich Corp.	2,090	106,068
Valspar Corp. (The)	1,716	43,449
Zoltek Companies Inc.(a)	587	5,823

		1,169,518
COMMERCIAL SERVICES—0.85%
Capella Education Co.(a)	214	13,773
Convergys Corp.(a)	2,085	22,330
Cross Country Healthcare Inc.(a)	524	4,375
Deluxe Corp.	875	13,694
DeVry Inc.	1,221	60,733
Kelly Services Inc. Class A	538	6,327
Manpower Inc.	1,335	64,013
McKesson Corp.	4,687	239,740
Monster Worldwide Inc.(a)	2,157	28,106
PHH Corp.(a)	925	16,955
Quanta Services Inc.(a)	3,364	78,415
R.R. Donnelley & Sons Co.	3,509	48,775
Robert Half International Inc.	2,591	64,231
Team Inc.(a)	322	4,688

		666,155

COMPUTERS—7.47%
Dell Inc.(a)	33,518	448,471
Echelon Corp.(a)	522	4,427
EMC Corp.(a)	34,454	518,877
FactSet Research Systems Inc.	608	34,474
Hewlett-Packard Co.	41,355	1,790,672
Imation Corp.	646	5,866
International Business Machines Corp.	22,616	2,667,105
Lexmark International Inc. Class A(a)	1,342	19,432
NetApp Inc.(a)	5,646	126,809
Palm Inc.(a)	2,359	37,107
Seagate Technology	8,406	101,208
Sun Microsystems Inc.(a)	12,772	117,119

		5,871,567
COSMETICS & PERSONAL CARE—4.78%
Alberto-Culver Co.	1,666	42,683
Avon Products Inc.	7,304	236,504
Colgate-Palmolive Co.	8,551	619,434
Estee Lauder Companies Inc. (The) Class A	2,025	73,791
Procter & Gamble Co. (The)	50,163	2,784,548

		3,756,960
DISTRIBUTION & WHOLESALE—0.38%
Fastenal Co.	2,568	91,344
Genuine Parts Co.	2,729	96,661
W.W. Grainger Inc.	1,253	112,657

		300,662
DIVERSIFIED FINANCIAL SERVICES—6.01%
American Express Co.	20,324	575,779
BlackRock Inc.	329	62,688
Capital One Financial Corp.	7,730	237,311
Charles Schwab Corp. (The)	19,718	352,361
CIT Group Inc.	6,654	5,789
CME Group Inc.	1,144	318,982
Franklin Resources Inc.	2,975	263,823
JPMorgan Chase & Co.	66,771	2,580,699
NYSE Euronext Inc.	4,450	119,928
T. Rowe Price Group Inc.	4,382	204,683
TradeStation Group Inc.(a)	361	2,704

		4,724,747
ELECTRIC—0.79%
Alliant Energy Corp.	1,888	49,390
Avista Corp.	931	17,242
Calpine Corp.(a)	5,507	70,930
Cleco Corp.	1,034	24,495
Consolidated Edison Inc.	4,684	184,362
IDACORP Inc.	807	22,370
ITC Holdings Corp.	846	40,354
MGE Energy Inc.	392	14,061
NSTAR	1,815	58,262
OGE Energy Corp.	1,644	49,484
Ormat Technologies Inc.	310	12,273
Pepco Holdings Inc.	3,766	54,155
Portland General Electric Co.	1,286	24,473

		621,851

ELECTRICAL COMPONENTS & EQUIPMENT—0.76%
Emerson Electric Co.	12,923	470,139
Energy Conversion Devices Inc.(a)	782	11,136
General Cable Corp.(a)	889	34,467
Hubbell Inc. Class B	835	31,162
Molex Inc.	1,226	21,774
SunPower Corp. Class A(a)	930	29,946

		598,624
ELECTRONICS—0.72%
Arrow Electronics Inc.(a)	2,048	52,777
Brady Corp. Class A	817	24,028
Dionex Corp.(a)	303	19,971
Itron Inc.(a)	630	32,867
Thermo Fisher Scientific Inc.(a)	7,189	325,518
Thomas & Betts Corp.(a)	913	24,322
Waters Corp.(a)	1,650	82,913

		562,396
ENERGY - ALTERNATE SOURCES—0.15%
Clean Energy Fuels Corp.(a)	510	4,712
First Solar Inc.(a)	723	111,624

		116,336
ENGINEERING & CONSTRUCTION—0.06%
EMCOR Group Inc.(a)	1,119	26,990
Granite Construction Inc.	662	22,429

		49,419
ENVIRONMENTAL CONTROL—0.22%
Calgon Carbon Corp.(a)	936	11,859
Darling International Inc.(a)	1,401	9,891
Nalco Holding Co.	2,355	41,660
Stericycle Inc.(a)	1,462	74,854
Tetra Tech Inc.(a)	1,030	31,024

		169,288
FOOD—3.16%
Campbell Soup Co.	4,537	140,783
Dean Foods Co.(a)	3,088	65,435
Flowers Foods Inc.	1,588	37,524
General Mills Inc.	5,612	330,603
H.J. Heinz Co.	5,394	207,453
Hain Celestial Group Inc.(a)	694	11,527
Hershey Co. (The)	2,871	114,696
J.M. Smucker Co. (The)	2,018	100,961
Kellogg Co.	4,863	230,993
Kraft Foods Inc. Class A	25,194	713,998
McCormick & Co. Inc. NVS	2,012	64,827
Safeway Inc.	7,338	138,908
Sysco Corp.	10,085	239,620
Tootsie Roll Industries Inc.	471	11,375
United Natural Foods Inc.(a)	732	19,786
Whole Foods Market Inc.(a)	2,403	58,129

		2,486,618
FOREST PRODUCTS & PAPER—0.29%
Domtar Corp.(a)	701	13,291
MeadWestvaco Corp.	2,924	56,989
Rock-Tenn Co. Class A	488	21,940
Wausau Paper Corp.	843	7,924

Weyerhaeuser Co.	3,586	125,653

		225,797
GAS—0.49%
AGL Resources Inc.	1,310	44,042
Atmos Energy Corp.	1,560	42,370
Energen Corp.	1,227	50,700
New Jersey Resources Corp.	719	27,753
Nicor Inc.	772	28,132
NiSource Inc.	4,688	60,428
Northwest Natural Gas Co.	455	20,311
Piedmont Natural Gas Co.	1,265	31,144
UGI Corp.	1,843	48,729
WGL Holdings Inc.	854	28,284

		381,893
HAND & MACHINE TOOLS—0.23%
Baldor Electric Co.	791	20,376
Black & Decker Corp. (The)	1,026	38,578
Lincoln Electric Holdings Inc.	727	30,810
Snap-On Inc.	993	35,381
Stanley Works (The)	1,342	53,881

		179,026
HEALTH CARE - PRODUCTS—7.36%
Baxter International Inc.	10,356	583,768
Beckman Coulter Inc.	1,163	73,257
Becton, Dickinson and Co.	4,103	267,310
C.R. Bard Inc.	1,699	124,995
Edwards Lifesciences Corp.(a)	953	62,336
Gen-Probe Inc.(a)	891	33,074
Henry Schein Inc.(a)	1,532	78,714
Hill-Rom Holdings Inc.	1,069	18,323
IDEXX Laboratories Inc.(a)	1,017	50,667
Intuitive Surgical Inc.(a)	647	147,076
Invacare Corp.	529	10,792
Johnson & Johnson	47,489	2,891,605
Medtronic Inc.	19,222	680,843
Patterson Companies Inc.(a)	2,076	52,647
St. Jude Medical Inc.(a)	5,891	222,150
Stryker Corp.	5,090	197,899
TECHNE Corp.	641	40,909
Varian Medical Systems Inc.(a)	2,129	75,090
Zimmer Holdings Inc.(a)	3,682	171,581

		5,783,036
HEALTH CARE - SERVICES—0.86%
Health Management Associates Inc. Class A(a)	4,182	25,217
Humana Inc.(a)	2,903	95,364
Molina Healthcare Inc.(a)	178	4,014
Quest Diagnostics Inc.	2,380	129,996
WellPoint Inc.(a)	7,977	419,909

		674,500
HOME BUILDERS—0.13%
Centex Corp.(a)	2,128	23,216
KB Home	1,508	25,169
Pulte Homes Inc.	4,425	50,312

		98,697

HOME FURNISHINGS—0.13%
Harman International Industries Inc.	1,185	29,246
Whirlpool Corp.	1,258	71,819

		101,065
HOUSEHOLD PRODUCTS & WARES—0.92%
Avery Dennison Corp.	1,930	51,589
Church & Dwight Co. Inc.	1,199	70,717
Clorox Co. (The)	2,368	144,472
Kimberly-Clark Corp.	7,106	415,346
Tupperware Brands Corp.	1,063	36,216
WD-40 Co.	281	8,495

		726,835
INSURANCE—2.39%
Aflac Inc.	7,978	302,047
Chubb Corp.	6,026	278,281
CIGNA Corp.	4,651	132,088
Cincinnati Financial Corp.	2,792	67,427
Erie Indemnity Co. Class A	350	13,108
Hartford Financial Services Group Inc. (The)	5,567	91,800
Lincoln National Corp.	5,167	109,489
Phoenix Companies Inc. (The)(a)	1,979	4,354
Principal Financial Group Inc.	5,318	126,037
Progressive Corp. (The)(a)	11,596	180,666
StanCorp Financial Group Inc.	841	28,947
Travelers Companies Inc. (The)	10,004	430,872
Unum Group	5,667	106,370
Wesco Financial Corp.	25	7,624

		1,879,110
INTERNET—3.00%
eBay Inc.(a)	16,392	348,330
Google Inc. Class A(a)	4,036	1,788,150
Sapient Corp.(a)	1,625	10,855
Symantec Corp.(a)	14,052	209,796

		2,357,131
INVESTMENT COMPANIES—0.02%
Allied Capital Corp.	3,059	12,205
Medallion Financial Corp.	300	2,355

		14,560
IRON & STEEL—0.33%
Nucor Corp.	5,367	238,670
Schnitzer Steel Industries Inc. Class A	372	20,002

		258,672
LEISURE TIME—0.11%
Harley-Davidson Inc.	3,985	90,061

		90,061
LODGING—0.04%
Choice Hotels International Inc.	1,036	28,853

		28,853
MACHINERY—0.86%
Cummins Inc.	3,447	148,255
Deere & Co.	7,234	316,415
Gardner Denver Inc.(a)	885	25,833

Graco Inc.	1,027	25,408
Kadant Inc.(a)	210	2,333
Nordson Corp.	431	19,352
Rockwell Automation Inc.	2,422	100,295
Tennant Co.	319	6,999
Wabtec Corp.	817	27,492

		672,382
MANUFACTURING—1.96%
A.O. Smith Corp.	401	15,655
CLARCOR Inc.	865	28,640
Cooper Industries Ltd. Class A	2,796	92,128
Donaldson Co. Inc.	1,319	50,135
Eastman Kodak Co.	4,594	13,644
Illinois Tool Works Inc.	8,546	346,540
Leggett & Platt Inc.	2,674	46,394
Pall Corp.	2,021	60,792
SPX Corp.	839	44,316
3M Co.	11,964	843,701

		1,541,945
MEDIA—1.89%
Discovery Communications Inc. Class A(a)	2,294	56,203
John Wiley & Sons Inc. Class A	839	26,756
Meredith Corp.	462	12,229
New York Times Co. (The) Class A	2,469	19,431
Scholastic Corp.	446	10,057
Time Warner Inc.	20,404	543,971
Walt Disney Co. (The)	31,772	798,113
Washington Post Co. (The) Class B	41	18,512

		1,485,272
METAL FABRICATE & HARDWARE—0.07%
Timken Co. (The)	1,652	33,668
Worthington Industries Inc.	1,357	17,940

		51,608
MINING—0.01%
Horsehead Holding Corp.(a)	602	6,435

		6,435
OFFICE & BUSINESS EQUIPMENT—0.25%
Pitney Bowes Inc.	3,553	73,369
Xerox Corp.	14,928	122,260

		195,629
OFFICE FURNISHINGS—0.07%
Herman Miller Inc.	918	15,248
HNI Corp.	761	16,955
Interface Inc. Class A	966	6,704
Knoll Inc.	805	7,881
Steelcase Inc. Class A	1,000	7,320

		54,108
OIL & GAS—3.94%
Apache Corp.	5,694	478,011
Chesapeake Energy Corp.	10,688	229,151
Devon Energy Corp.	7,604	441,716
Diamond Offshore Drilling Inc.	1,184	106,406
EOG Resources Inc.	4,258	315,220

EQT Corp.	2,221	85,242
Helmerich & Payne Inc.	1,805	62,020
Hess Corp.	4,198	231,730
Newfield Exploration Co.(a)	2,264	89,043
Noble Energy Inc.	2,955	180,610
Pioneer Natural Resources Co.	1,950	55,673
Quicksilver Resources Inc.(a)	868	9,947
Southwestern Energy Co.(a)	5,876	243,443
Sunoco Inc.	2,013	49,701
Ultra Petroleum Corp.(a)	2,601	114,756
XTO Energy Inc.	9,922	399,162

		3,091,831
OIL & GAS SERVICES—0.59%
Cameron International Corp.(a)	3,722	116,238
National Oilwell Varco Inc.(a)	7,144	256,755
Smith International Inc.	3,746	94,137

		467,130
PACKAGING & CONTAINERS—0.18%
Bemis Co. Inc.	1,720	45,270
Sealed Air Corp.	2,705	49,745
Sonoco Products Co.	1,712	45,334

		140,349
PHARMACEUTICALS—3.05%
Allergan Inc.	5,263	281,202
Amylin Pharmaceuticals Inc.(a)	2,346	34,510
Cubist Pharmaceuticals Inc.(a)	740	14,704
Endo Pharmaceuticals Holdings Inc.(a)	1,998	41,978
Gilead Sciences Inc.(a)	15,584	762,525
Hospira Inc.(a)	2,723	104,645
Merck & Co. Inc.	36,186	1,085,942
Mylan Inc.(a)	5,175	68,258

		2,393,764
PIPELINES—0.66%
National Fuel Gas Co.	1,354	54,945
Questar Corp.	2,966	98,086
Spectra Energy Corp.	11,011	202,162
Williams Companies Inc. (The)	9,863	164,613

		519,806
REAL ESTATE—0.20%
Brookfield Properties Corp.	6,693	63,316
CB Richard Ellis Group Inc. Class A(a)	4,529	49,366
Forest City Enterprises Inc. Class A	2,153	15,372
Jones Lang LaSalle Inc.	706	26,800

		154,854
REAL ESTATE INVESTMENT TRUSTS—0.36%
Boston Properties Inc.	2,333	123,416
Liberty Property Trust	1,786	49,597
ProLogis	7,575	66,584
Regency Centers Corp.	1,370	43,950

		283,547
RETAIL—8.90%
AutoZone Inc.(a)	702	107,806
Bed Bath & Beyond Inc.(a)	4,432	154,012

Best Buy Co. Inc.	7,125	266,261
CarMax Inc.(a)	3,772	60,842
Charming Shoppes Inc.(a)	1,973	9,530
Costco Wholesale Corp.	7,388	365,706
CVS Caremark Corp.	24,918	834,255
Darden Restaurants Inc.	2,345	75,955
Family Dollar Stores Inc.	2,404	75,534
Foot Locker Inc.	2,664	29,517
Gap Inc. (The)	8,931	145,754
Home Depot Inc. (The)	28,901	749,692
J.C. Penney Co. Inc.	3,791	114,299
Kohl’s Corp.(a)	5,213	253,091
Limited Brands Inc.	5,513	71,338
Lowe’s Companies Inc.	25,033	562,241
McDonald’s Corp.	18,883	1,039,698
Men’s Wearhouse Inc. (The)	880	19,017
Nordstrom Inc.	3,712	98,145
Nu Skin Enterprises Inc. Class A	811	14,606
Office Depot Inc.(a)	4,703	21,399
Pep Boys - Manny, Moe & Jack (The)	892	8,858
RadioShack Corp.	2,141	33,207
Staples Inc.	12,235	257,180
Starbucks Corp.(a)	12,502	221,285
Target Corp.	12,917	563,440
Tiffany & Co.	2,123	63,329
TJX Companies Inc. (The)	7,065	255,965
Walgreen Co.	16,889	524,403

		6,996,365
SAVINGS & LOANS—0.31%
Hudson City Bancorp Inc.	8,907	125,232
NewAlliance Bancshares Inc.	1,833	22,454
People’s United Financial Inc.	5,917	96,151

		243,837
SEMICONDUCTORS—4.22%
Advanced Micro Devices Inc.(a)	11,416	41,783
Analog Devices Inc.	4,965	135,892
Applied Materials Inc.	22,753	313,991
Cree Inc.(a)	1,508	48,346
Entegris Inc.(a)	1,932	7,206
Intel Corp.	95,198	1,832,562
Lam Research Corp.(a)	2,147	64,539
LSI Corp.(a)	11,041	57,192
Micron Technology Inc.(a)	14,493	92,610
National Semiconductor Corp.	3,929	59,171
Novellus Systems Inc.(a)	1,672	32,721
Texas Instruments Inc.	21,849	525,468
Xilinx Inc.	4,732	102,637

		3,314,118
SOFTWARE—6.35%
Adobe Systems Inc.(a)	8,970	290,807
Advent Software Inc.(a)	431	15,710
Autodesk Inc.(a)	3,873	84,470
Automatic Data Processing Inc.	8,586	319,829
BMC Software Inc.(a)	3,160	107,535
Cerner Corp.(a)	1,383	90,006
Compuware Corp.(a)	4,218	30,918
Electronic Arts Inc.(a)	5,492	117,913

IMS Health Inc.	3,104	37,248
Microsoft Corp.	152,253	3,580,991
Novell Inc.(a)	5,910	27,068
Paychex Inc.	6,224	164,936
Red Hat Inc.(a)	2,447	55,865
Salesforce.com Inc.(a)	1,585	68,694

		4,991,990
TELECOMMUNICATIONS—7.71%
Adaptec Inc.(a)	2,072	5,512
ADC Telecommunications Inc.(a)	1,650	12,012
Cisco Systems Inc.(a)	100,214	2,205,710
Corning Inc.	26,595	452,115
Frontier Communications Corp.	5,329	37,303
Leap Wireless International Inc.(a)	991	23,734
Plantronics Inc.	836	19,788
Polycom Inc.(a)	1,425	33,844
QUALCOMM Inc.	28,086	1,297,854
Sprint Nextel Corp.(a)	47,441	189,764
Telephone and Data Systems Inc.	884	22,754
Tellabs Inc.(a)	6,802	39,452
3Com Corp.(a)	6,620	24,957
Verizon Communications Inc.	48,791	1,564,727
Virgin Media Inc.	5,605	58,572
Windstream Corp.	7,524	65,985

		6,054,083
TOYS, GAMES & HOBBIES—0.14%
Mattel Inc.	6,194	108,891

		108,891
TRANSPORTATION—2.29%
Arkansas Best Corp.	433	12,332
CSX Corp.	6,701	268,844
Expeditors International Washington Inc.	3,651	123,878
FedEx Corp.	5,326	361,316
Genesee & Wyoming Inc. Class A(a)	656	17,902
J.B. Hunt Transport Services Inc.	1,618	45,223
Kansas City Southern Industries Inc.(a)	1,556	31,602
Norfolk Southern Corp.	6,272	271,264
Ryder System Inc.	952	33,444
United Parcel Service Inc. Class B	11,792	633,584

		1,799,389

TOTAL COMMON STOCKS
(Cost: $87,179,666)		78,464,039

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	7,898	7,898

Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	1,094	1,094
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	86,362	86,362

		95,354

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,354)		95,354

TOTAL INVESTMENTS IN SECURITIES—100.00%
(Cost: $87,275,020)		78,559,393
Other Assets, Less Liabilities—0.00%		3,429

NET ASSETS—100.00%		$78,562,822

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE KLD SELECT SOCIAL INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.09%
Omnicom Group Inc.	2,980	$101,320

		101,320
AEROSPACE & DEFENSE—1.36%
General Dynamics Corp.	3,024	167,499
Lockheed Martin Corp.	2,883	215,533
Raytheon Co.	4,393	206,251
Rockwell Collins Inc.	7,386	311,689
United Technologies Corp.	10,228	557,119

		1,458,091
AGRICULTURE—0.35%
Monsanto Co.	4,465	375,060

		375,060
AIRLINES—0.24%
Southwest Airlines Co.	32,941	258,587

		258,587
APPAREL—0.94%
Coach Inc.	3,737	110,578
Nike Inc. Class B	15,823	896,215

		1,006,793
AUTO MANUFACTURERS—0.38%
Ford Motor Co.(a)	50,641	405,128

		405,128
AUTO PARTS & EQUIPMENT—0.29%
Johnson Controls Inc.	11,858	306,885

		306,885
BANKS—5.06%
Bank of America Corp.	91,023	1,346,230
Bank of New York Mellon Corp. (The)	15,277	417,673
BB&T Corp.	10,002	228,846
Comerica Inc.	4,507	107,447
First Horizon National Corp.(a)	9,842	126,174
KeyCorp	18,804	108,687
M&T Bank Corp.(b)	2,454	143,117
Northern Trust Corp.	5,107	305,450
PNC Financial Services Group Inc. (The)	5,329	195,361
State Street Corp.	7,625	383,538
SunTrust Banks Inc.	7,380	143,910
Synovus Financial Corp.	34,574	121,355
U.S. Bancorp	21,519	439,203
Wells Fargo & Co.	55,897	1,367,241

		5,434,232

BEVERAGES—2.87%
Brown-Forman Corp. Class B NVS	11,468	504,019
Coca-Cola Co. (The)	19,336	963,706
Molson Coors Brewing Co. Class B	3,027	136,851
PepsiCo Inc.	26,041	1,477,827

		3,082,403
BIOTECHNOLOGY—1.73%
Amgen Inc.(a)	15,439	962,004
Celgene Corp.(a)	5,108	290,952
Genzyme Corp.(a)	11,752	609,811

		1,862,767
CHEMICALS—1.84%
Air Products and Chemicals Inc.	5,012	373,895
Dow Chemical Co. (The)	10,450	221,227
E.I. du Pont de Nemours and Co.	8,404	259,936
Ecolab Inc.	13,432	557,562
Mosaic Co. (The)	1,955	101,953
PPG Industries Inc.	1,993	109,615
Praxair Inc.	4,573	357,517

		1,981,705
COAL—0.20%
CONSOL Energy Inc.	2,970	105,524
Peabody Energy Corp.	3,207	106,184

		211,708
COMMERCIAL SERVICES—1.71%
Accenture Ltd. Class A	15,483	542,989
H&R Block Inc.	8,106	135,289
Manpower Inc.	2,521	120,882
MasterCard Inc. Class A	1,596	309,672
McKesson Corp.	2,339	119,640
Moody’s Corp.	4,821	114,451
Visa Inc. Class A	5,768	377,573
Western Union Co.	6,641	116,085

		1,836,581
COMPUTERS—6.10%
Apple Inc.(a)	10,451	1,707,589
Dell Inc.(a)	41,112	550,079
Hewlett-Packard Co.	40,866	1,769,498
International Business Machines Corp.	18,614	2,195,149
NetApp Inc.(a)	7,901	177,456
Sun Microsystems Inc.(a)	17,203	157,752

		6,557,523
COSMETICS & PERSONAL CARE—3.10%
Avon Products Inc.	5,957	192,888
Colgate-Palmolive Co.	11,237	814,008
Estee Lauder Companies Inc. (The) Class A	2,932	106,842
Procter & Gamble Co. (The)	39,916	2,215,737

		3,329,475
DISTRIBUTION & WHOLESALE—0.12%
W.W. Grainger Inc.	1,447	130,100

		130,100
DIVERSIFIED FINANCIAL SERVICES—5.02%
American Express Co.	17,935	508,099
Ameriprise Financial Inc.	3,980	110,644
Capital One Financial Corp.	6,603	202,712

Charles Schwab Corp. (The)	9,866	176,305
Citigroup Inc.	57,563	182,475
CME Group Inc.	1,152	321,212
Franklin Resources Inc.	2,078	184,277
Goldman Sachs Group Inc. (The)	5,948	971,308
IntercontinentalExchange Inc.(a)	1,089	102,431
JPMorgan Chase & Co.	43,576	1,684,212
Legg Mason Inc.	4,410	124,097
Morgan Stanley	12,929	368,477
NYSE Euronext Inc.	7,010	188,920
SLM Corp.(a)	13,876	123,358
T. Rowe Price Group Inc.	2,992	139,756

		5,388,283
ELECTRIC—2.37%
Consolidated Edison Inc.	19,365	762,206
Exelon Corp.	7,409	376,822
FPL Group Inc.	8,763	496,599
Northeast Utilities	4,408	101,428
NSTAR	25,082	805,132

		2,542,187
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
Emerson Electric Co.	11,164	406,146

		406,146
ELECTRONICS—0.45%
Agilent Technologies Inc.(a)	13,992	324,894
Thermo Fisher Scientific Inc.(a)	3,377	152,911

		477,805
ENERGY - ALTERNATE SOURCES—0.16%
First Solar Inc.(a)	1,088	167,976

		167,976
ENGINEERING & CONSTRUCTION—0.10%
Fluor Corp.	1,978	104,438

		104,438
FOOD—4.49%
Campbell Soup Co.	3,248	100,785
General Mills Inc.	21,682	1,277,287
H.J. Heinz Co.	22,858	879,119
Hormel Foods Corp.	3,320	119,221
Kellogg Co.	14,379	683,003
Kraft Foods Inc. Class A	19,742	559,488
McCormick & Co. Inc. NVS	6,413	206,627
Safeway Inc.	5,060	95,786
Sysco Corp.	27,341	649,622
Whole Foods Market Inc.(a)(b)	10,502	254,043

		4,824,981
FOREST PRODUCTS & PAPER—0.32%
International Paper Co.	6,886	129,526
Weyerhaeuser Co.	6,196	217,108

		346,634
HEALTH CARE - PRODUCTS—4.64%
Baxter International Inc.	21,243	1,197,468
Becton, Dickinson and Co.	8,376	545,696
Johnson & Johnson	44,886	2,733,109
Medtronic Inc.	14,388	509,623

		4,985,896

HEALTH CARE - SERVICES—1.46%
Aetna Inc.	7,072	190,732
Humana Inc.(a)	3,457	113,562
Quest Diagnostics Inc.	6,425	350,934
UnitedHealth Group Inc.	15,777	442,703
WellPoint Inc.(a)	8,998	473,655

		1,571,586
HOLDING COMPANIES - DIVERSIFIED—0.68%
Berkshire Hathaway Inc. Class B(a)	230	731,515

		731,515
HOME FURNISHINGS—0.23%
Harman International Industries Inc.	4,456	109,974
Whirlpool Corp.(b)	2,312	131,992

		241,966
HOUSEHOLD PRODUCTS & WARES—1.20%
Avery Dennison Corp.	6,082	162,572
Clorox Co. (The)	5,275	321,828
Kimberly-Clark Corp.	13,801	806,668

		1,291,068
INSURANCE—2.72%
ACE Ltd.	3,100	152,086
Aflac Inc.	7,717	292,166
Allstate Corp. (The)	5,367	144,426
Chubb Corp.	5,591	258,192
Cincinnati Financial Corp.	8,359	201,870
Hartford Financial Services Group Inc. (The)	9,175	151,296
MetLife Inc.	9,078	308,198
Principal Financial Group Inc.	6,977	165,355
Prudential Financial Inc.	5,124	226,839
Travelers Companies Inc. (The)	17,763	765,052
Unum Group	7,359	138,128
XL Capital Ltd. Class A	8,580	120,806

		2,924,414
INTERNET—2.78%
Amazon.com Inc.(a)	4,790	410,790
eBay Inc.(a)	20,121	427,571
Expedia Inc.(a)	7,945	164,541
Google Inc. Class A(a)	3,103	1,374,784
Symantec Corp.(a)	22,911	342,061
Yahoo! Inc.(a)	18,901	270,662

		2,990,409
IRON & STEEL—0.27%
Nucor Corp.	3,859	171,610
United States Steel Corp.	2,934	116,627

		288,237
LODGING—0.30%
Marriott International Inc. Class A	8,911	191,943
Wynn Resorts Ltd.(a)	2,636	134,884

		326,827
MACHINERY—0.88%
Caterpillar Inc.	3,225	142,094
Cummins Inc.	5,139	221,028
Deere & Co.	8,101	354,338

Rockwell Automation Inc.	5,530	228,997

		946,457
MANUFACTURING—2.97%
Cooper Industries Ltd. Class A	3,103	102,244
Eastman Kodak Co.	30,316	90,039
Eaton Corp.	2,169	112,614
General Electric Co.	120,232	1,611,109
Illinois Tool Works Inc.	6,580	266,819
ITT Corp.	3,102	153,239
3M Co.	10,472	738,485
Tyco International Ltd.	3,729	112,690

		3,187,239
MEDIA—1.80%
Comcast Corp. Class A	26,205	389,406
Gannett Co. Inc.	23,261	162,827
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	4,063	113,642
McGraw-Hill Companies Inc. (The)	7,793	244,311
New York Times Co. (The) Class A(b)	19,183	150,970
Time Warner Cable Inc.	4,048	133,827
Time Warner Inc.	6,664	177,662
Viacom Inc. Class B(a)	5,707	132,174
Walt Disney Co. (The)	12,363	310,559
Washington Post Co. (The) Class B	270	121,905

		1,937,283
MINING—0.47%
Alcoa Inc.	14,516	170,708
Freeport-McMoRan Copper & Gold Inc.	3,841	231,612
Newmont Mining Corp.	2,484	102,713

		505,033
OFFICE & BUSINESS EQUIPMENT—0.29%
Pitney Bowes Inc.	15,171	313,281

		313,281
OIL & GAS—7.57%
Anadarko Petroleum Corp.	2,101	101,268
Apache Corp.	4,223	354,521
Chesapeake Energy Corp.	11,016	236,183
Chevron Corp.	17,600	1,222,672
ConocoPhillips	12,561	549,041
Devon Energy Corp.	6,175	358,706
Diamond Offshore Drilling Inc.	1,169	105,058
ENSCO International Inc.	2,871	108,782
EOG Resources Inc.	4,037	298,859
Exxon Mobil Corp.	28,901	2,034,341
Marathon Oil Corp.	7,318	236,006
Newfield Exploration Co.(a)	3,139	123,457
Noble Corp.	7,593	257,099
Noble Energy Inc.	1,847	112,889
Occidental Petroleum Corp.	7,337	523,422
Pioneer Natural Resources Co.	4,192	119,682
Pride International Inc.(a)	4,639	116,300
Range Resources Corp.	2,896	134,403
Southwestern Energy Co.(a)	6,111	253,179
Transocean Ltd.(a)	3,274	260,905
Ultra Petroleum Corp.(a)	2,383	105,138
Valero Energy Corp.	6,230	112,140
XTO Energy Inc.	10,179	409,501

		8,133,552

OIL & GAS SERVICES—1.67%
Baker Hughes Inc.	3,505	141,953
BJ Services Co.	7,870	111,597
Cameron International Corp.(a)	4,080	127,418
Halliburton Co.	6,018	132,938
National Oilwell Varco Inc.(a)	5,912	212,477
Schlumberger Ltd.	14,932	798,862
Smith International Inc.	5,133	128,992
Weatherford International Ltd.(a)	7,462	139,987

		1,794,224
PHARMACEUTICALS—7.63%
Abbott Laboratories	12,057	542,444
Allergan Inc.	10,624	567,640
Bristol-Myers Squibb Co.	60,057	1,305,639
Eli Lilly and Co.	18,093	631,265
Express Scripts Inc.(a)	4,509	315,810
Gilead Sciences Inc.(a)	11,749	574,879
Medco Health Solutions Inc.(a)	6,095	322,182
Merck & Co. Inc.	32,872	986,489
Omnicare Inc.	3,822	91,231
Pfizer Inc.	76,878	1,224,667
Schering-Plough Corp.	24,048	637,512
Wyeth	21,321	992,493

		8,192,251
PIPELINES—0.12%
Questar Corp.	3,952	130,693

		130,693
REAL ESTATE INVESTMENT TRUSTS—0.79%
Boston Properties Inc.	2,033	107,546
Duke Realty Corp.	12,685	120,381
ProLogis	15,810	138,970
Public Storage	1,467	106,460
Regency Centers Corp.	2,846	91,300
Simon Property Group Inc.	3,132	174,515
Vornado Realty Trust	2,169	110,662

		849,834
RETAIL—4.26%
Best Buy Co. Inc.	7,095	265,140
CVS Caremark Corp.	4,482	150,057
Darden Restaurants Inc.	2,957	95,777
Gap Inc. (The)	23,266	379,701
Kohl’s Corp.(a)	3,147	152,787
Lowe’s Companies Inc.	8,313	186,710
McDonald’s Corp.	20,268	1,115,956
Nordstrom Inc.(b)	5,871	155,229
PetSmart Inc.	4,445	99,435
Staples Inc.	23,727	498,742
Starbucks Corp.(a)	22,829	404,073
Target Corp.	6,302	274,893
Tiffany & Co.	8,170	243,711
TJX Companies Inc. (The)	2,744	99,415
Walgreen Co.	14,672	455,566

		4,577,192
SEMICONDUCTORS—3.46%
Advanced Micro Devices Inc.(a)	33,266	121,754
Applied Materials Inc.	30,570	421,866
Intel Corp.	91,002	1,751,789

Lam Research Corp.(a)	3,578	107,555
LSI Corp.(a)	27,265	141,233
Micron Technology Inc.(a)	22,750	145,373
Texas Instruments Inc.	33,306	801,009
Xilinx Inc.	10,469	227,073

		3,717,652
SOFTWARE—5.36%
Adobe Systems Inc.(a)	12,856	416,792
Automatic Data Processing Inc.	17,529	652,955
BMC Software Inc.(a)	2,943	100,150
CA Inc.	5,473	115,699
Dun & Bradstreet Corp. (The)	1,418	102,082
Electronic Arts Inc.(a)	4,537	97,409
Fiserv Inc.(a)	2,056	97,475
Microsoft Corp.	118,209	2,780,276
Oracle Corp.	48,749	1,078,815
Paychex Inc.	12,034	318,901

		5,760,554
TELECOMMUNICATIONS—6.91%
American Tower Corp. Class A(a)	6,715	228,914
AT&T Inc.	64,826	1,700,386
Cisco Systems Inc.(a)	90,609	1,994,304
Corning Inc.	20,627	350,659
Millicom International Cellular SA(a)	1,629	120,790
Motorola Inc.	45,237	323,897
QUALCOMM Inc.	26,183	1,209,916
Sprint Nextel Corp.(a)	33,099	132,396
Telephone and Data Systems Inc.	3,479	89,549
Verizon Communications Inc.	39,531	1,267,759

		7,418,570
TOYS, GAMES & HOBBIES—0.28%
Mattel Inc.	17,383	305,593

		305,593
TRANSPORTATION—1.44%
Burlington Northern Santa Fe Corp.	2,164	170,069
CSX Corp.	3,412	136,889
FedEx Corp.	2,415	163,834
Norfolk Southern Corp.	2,410	104,233
Ryder System Inc.	3,688	129,559
Union Pacific Corp.	4,658	267,928
United Parcel Service Inc. Class B	10,706	575,233

		1,547,745

TOTAL COMMON STOCKS
(Cost: $116,778,503)		107,265,879

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.64%

MONEY MARKET FUNDS—0.64%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	573,971	573,971
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	79,478	79,478

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	29,331	29,331

		682,780

TOTAL SHORT-TERM INVESTMENTS
(Cost: $682,780)		682,780

TOTAL INVESTMENTS IN SECURITIES—100.49%
(Cost: $117,461,283)		107,948,659
Other Assets, Less Liabilities—(0.49)%		(522,798)

NET ASSETS—100.00%		$107,425,861

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT INDUSTRIAL/OFFICE CAPPED INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.72%

REITs - DIVERSIFIED—14.84%
Duke Realty Corp.	20,000	$189,800
Gladstone Commercial Corp.	1,051	14,451
Liberty Property Trust	12,157	337,600
Mission West Properties Inc.	2,827	19,648
PS Business Parks Inc.	1,998	103,317

		664,816
REITs - OFFICE PROPERTY—60.31%
Alexandria Real Estate Equities Inc.(a)	4,867	185,481
BioMed Realty Trust Inc.	12,460	145,533
Boston Properties Inc.	15,845	838,200
Brandywine Realty Trust	16,546	135,346
Corporate Office Properties Trust	6,277	212,853
Douglas Emmett Inc.	10,326	104,912
Franklin Street Properties Corp.	9,082	129,509
Highwoods Properties Inc.	8,430	215,892
HRPT Properties Trust	28,835	138,985
Kilroy Realty Corp.	5,567	131,381
Mack-Cali Realty Corp.	8,118	226,573
Parkway Properties Inc.	2,834	40,158
SL Green Realty Corp.(a)	7,652	197,269

		2,702,092
REITs - WAREHOUSE/INDUSTRIAL—24.57%
AMB Property Corp.	17,054	337,840
DCT Industrial Trust Inc.	25,892	118,068
EastGroup Properties Inc.	3,234	112,284
First Industrial Realty Trust Inc.(a)	5,929	25,139
First Potomac Realty Trust	3,611	33,835
Monmouth Real Estate Investment Corp. Class A	3,174	20,314
ProLogis	51,545	453,081

		1,100,561

TOTAL COMMON STOCKS
(Cost: $4,576,135)		4,467,469

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.43%

MONEY MARKET FUNDS—2.43%

Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(b)(c)(d)	87,922	87,922
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(b)(c)(d)	12,175	12,175
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(b)(c)	8,979	8,979

		109,076

TOTAL SHORT-TERM INVESTMENTS
(Cost: $109,076)		109,076

TOTAL INVESTMENTS IN SECURITIES—102.15%
(Cost: $4,685,211)		4,576,545
Other Assets, Less Liabilities—(2.15)%		(96,491)

NET ASSETS—100.00%		$4,480,054

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT MORTGAGE PLUS CAPPED INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.64%

COMMERCIAL BANKS—0.71%
Bank Mutual Corp.	8,842	$87,005
TrustCo Bank Corp. NY	27,775	174,705

		261,710
FINANCE - CONSUMER LOANS—1.02%
Ocwen Financial Corp.(a)	26,337	375,302

		375,302
FINANCIAL GUARANTEE INSURANCE—1.32%
MGIC Investment Corp.(b)	46,797	308,860
PMI Group Inc. (The)	32,101	73,832
Radian Group Inc.	32,054	106,740

		489,432
PROPERTY/CASUALTY INSURANCE—3.71%
Fidelity National Financial Inc. Class A	90,751	1,302,277
Stewart Information Services Corp.	5,058	69,649

		1,371,926
REITs - HEALTH CARE—0.50%
Care Investment Trust Inc.	28,831	185,960

		185,960
REITs - MORTGAGE—66.84%
American Capital Agency Corp.	28,597	651,440
Annaly Capital Management Inc.	508,394	8,566,439
Anthracite Capital Inc.(b)	150,440	87,255
Anworth Mortgage Asset Corp.	193,538	1,459,277
Capital Trust Inc. Class A(b)	42,225	67,138
Capstead Mortgage Corp.	118,428	1,582,198
Chimera Investment Corp.	1,379,258	4,937,744
Hatteras Financial Corp.	59,055	1,673,028
MFA Financial Inc.	458,203	3,390,702
NorthStar Realty Finance Corp.(b)	127,358	455,942
RAIT Financial Trust	123,792	148,550
Redwood Trust Inc.	103,728	1,685,580

		24,705,293
SAVINGS & LOANS/THRIFTS—25.54%
Astoria Financial Corp.	37,761	366,659
Beneficial Mutual Bancorp Inc.(a)	12,564	112,197
Brookline Bancorp Inc.	23,118	269,325
Capitol Federal Financial	8,687	319,942
Dime Community Bancshares Inc.	13,053	157,158
First Financial Holdings Inc.	4,606	65,958
First Niagara Financial Group Inc.	58,168	764,909
Flagstar Bancorp Inc.(a)(b)	26,162	23,546
Flushing Financial Corp.	8,621	91,469
Hudson City Bancorp Inc.	118,797	1,670,286
Investors Bancorp Inc.(a)	22,317	220,715
Kearny Financial Corp.	8,307	93,786

New York Community Bancorp Inc.(b)	133,964	1,465,566
NewAlliance Bancshares Inc.	42,219	517,183
Northwest Bancorp Inc.	5,819	119,231
Oritani Financial Corp.	6,444	88,025
People’s United Financial Inc.	96,871	1,574,154
Provident Financial Services Inc.	23,097	273,468
Provident New York Bancorp	14,576	141,387
TFS Financial Corp.	47,998	532,778
Washington Federal Inc.	34,110	475,152
Waterstone Financial Inc.(a)	5,527	28,740
WSFS Financial Corp.	2,451	65,858

		9,437,492

TOTAL COMMON STOCKS
(Cost: $32,955,399)		36,827,115

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.13%

MONEY MARKET FUNDS—3.13%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	982,491	982,491
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	136,046	136,046
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	38,469	38,469

		1,157,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,157,006)		1,157,006

TOTAL INVESTMENTS IN SECURITIES—102.77%
(Cost: $34,112,405)		37,984,121
Other Assets, Less Liabilities—(2.77)%		(1,024,373)

NET ASSETS—100.00%		$36,959,748

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT REAL ESTATE 50 INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.77%

REAL ESTATE OPERATING/DEVELOPMENT—5.06%
Plum Creek Timber Co. Inc.	16,351	$511,459
Rayonier Inc.	7,899	307,982

		819,441
REITs - APARTMENTS—13.11%
Apartment Investment and Management Co. Class A	11,811	110,787
AvalonBay Communities Inc.	8,024	466,997
BRE Properties Inc. Class A	5,110	121,260
Camden Property Trust	6,712	198,071
Equity Residential	27,402	657,648
Essex Property Trust Inc.	2,763	179,623
Home Properties Inc.	3,315	118,345
Mid-America Apartment Communities Inc.	2,831	112,306
UDR Inc.	15,169	158,516

		2,123,553
REITs - DIVERSIFIED—12.30%
Digital Realty Trust Inc.	7,618	308,910
Duke Realty Corp.	22,515	213,667
Liberty Property Trust	10,481	291,057
Potlatch Corp.	3,979	117,659
Vornado Realty Trust	17,891	912,799
Washington Real Estate Investment Trust	5,819	148,908

		1,993,000
REITs - HEALTH CARE—15.33%
HCP Inc.	27,367	704,974
Health Care REIT Inc.(a)	11,132	445,948
Healthcare Realty Trust Inc.	5,929	115,082
Nationwide Health Properties Inc.	10,276	298,210
Omega Healthcare Investors Inc.	8,279	138,342
Senior Housing Properties Trust	12,116	226,085
Ventas Inc.	15,717	554,810

		2,483,451
REITs - HOTELS—4.48%
Hospitality Properties Trust	11,212	177,037
Host Hotels & Resorts Inc.	60,523	549,549

		726,586
REITs - MORTGAGE—6.71%
Annaly Capital Management Inc.	54,661	921,038
MFA Financial Inc.	22,359	165,457

		1,086,495

REITs - OFFICE PROPERTY—11.43%
Alexandria Real Estate Equities Inc.	3,956	150,763
Boston Properties Inc.	13,688	724,095
Corporate Office Properties Trust	5,472	185,555
Douglas Emmett Inc.	8,513	86,492
Highwoods Properties Inc.	7,132	182,651
Kilroy Realty Corp.	4,330	102,188
Mack-Cali Realty Corp.	7,872	219,708
SL Green Realty Corp.(a)	7,739	199,511

		1,850,963
REITs - OUTLET CENTERS—1.87%
Alexander’s Inc.	204	56,210
Realty Income Corp.(a)	10,477	247,048

		303,258
REITs - REGIONAL MALLS—11.31%
Macerich Co. (The)	7,990	157,163
Simon Property Group Inc.	28,179	1,570,134
Taubman Centers Inc.	3,975	105,775

		1,833,072
REITs - SHOPPING CENTERS—8.22%
Equity One Inc.(a)	4,354	65,528
Federal Realty Investment Trust	5,907	336,994
Kimco Realty Corp.	37,826	372,208
Regency Centers Corp.	8,036	257,795
Tanger Factory Outlet Centers Inc.	3,168	112,591
Weingarten Realty Investors	12,047	185,885

		1,331,001
REITs - STORAGE—5.74%
Public Storage	12,817	930,130

		930,130
REITs - WAREHOUSE/INDUSTRIAL—4.21%
AMB Property Corp.	14,695	291,108
ProLogis	44,490	391,067

		682,175

TOTAL COMMON STOCKS
(Cost: $22,272,632)		16,163,125

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.64%

MONEY MARKET FUNDS—2.64%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(b)(c)(d)	348,612	348,612
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(b)(c)(d)	48,272	48,272

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(b)(c)	31,642	31,642

		428,526

TOTAL SHORT-TERM INVESTMENTS
(Cost: $428,526)		428,526

TOTAL INVESTMENTS IN SECURITIES—102.41%
(Cost: $22,701,158)		16,591,651
Other Assets, Less Liabilities—(2.41)%		(391,086)

NET ASSETS—100.00%		$16,200,565

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RESIDENTIAL PLUS CAPPED INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.80%

REITs - APARTMENTS—40.84%
American Campus Communities Inc.	24,442	$560,455
Apartment Investment and Management Co. Class A	54,727	513,339
Associated Estates Realty Corp.	6,987	41,503
AvalonBay Communities Inc.(a)	20,087	1,169,063
BRE Properties Inc. Class A	23,868	566,388
Camden Property Trust	29,299	864,613
Education Realty Trust Inc.	24,858	120,561
Equity Residential	68,599	1,646,376
Essex Property Trust Inc.	12,858	835,899
Home Properties Inc.	15,414	550,280
Mid-America Apartment Communities Inc.	13,239	525,191
Post Properties Inc.	20,541	290,861
UDR Inc.	70,489	736,610

		8,421,139
REITs - DIVERSIFIED—0.88%
Colonial Properties Trust	22,685	181,026

		181,026
REITs - HEALTH CARE—39.50%
Cogdell Spencer Inc.	19,810	88,749
HCP Inc.	68,630	1,767,909
Health Care REIT Inc.	27,910	1,118,075
Healthcare Realty Trust Inc.	27,569	535,114
LTC Properties Inc.	10,859	265,177
Medical Properties Trust Inc.	37,935	265,545
Nationwide Health Properties Inc.	32,449	941,670
Omega Healthcare Investors Inc.	38,561	644,354
Senior Housing Properties Trust	50,377	940,035
Universal Health Realty Income Trust	5,548	189,575
Ventas Inc.	39,347	1,388,949

		8,145,152
REITs - MANUFACTURED HOMES—3.48%
Equity Lifestyle Properties Inc.	14,014	583,963
Sun Communities Inc.	8,717	133,370

		717,333
REITs - STORAGE—15.10%
Extra Space Storage Inc.	40,393	354,651
Public Storage	32,169	2,334,504
Sovran Self Storage Inc.	10,616	285,783
U-Store-It Trust	28,447	137,968

		3,112,906

TOTAL COMMON STOCKS
(Cost: $17,377,627)		20,577,556

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.27%

MONEY MARKET FUNDS—0.27%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(b)(c)(d)	12,902	12,902
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(b)(c)(d)	1,787	1,787
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(b)(c)	40,172	40,172

		54,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,861)		54,861

TOTAL INVESTMENTS IN SECURITIES—100.07%
(Cost: $17,432,488)		20,632,417
Other Assets, Less Liabilities—(0.07)%		(14,753)

NET ASSETS—100.00%		$20,617,664

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FTSE NAREIT RETAIL CAPPED INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.62%

REITs - OUTLET CENTERS—15.16%
Agree Realty Corp.	962	$18,778
Alexander’s Inc.	244	67,232
Getty Realty Corp.	2,239	50,131
National Retail Properties Inc.	6,413	126,400
Realty Income Corp.(a)	4,912	115,825

		378,366
REITs - REGIONAL MALLS—36.45%
CBL & Associates Properties Inc.	16,603	98,622
Macerich Co. (The)	5,635	110,841
Pennsylvania Real Estate Investment Trust(a)	4,786	25,318
Simon Property Group Inc.	10,195	568,065
Taubman Centers Inc.	4,028	107,185

		910,031
REITs - SHOPPING CENTERS—48.01%
Acadia Realty Trust	4,762	65,239
Cedar Shopping Centers Inc.	5,482	29,110
Developers Diversified Realty Corp.	17,436	97,816
Equity One Inc.(a)	5,166	77,748
Federal Realty Investment Trust	3,093	176,456
Inland Real Estate Corp.	10,258	75,704
Kimco Realty Corp.	19,767	194,507
Kite Realty Group Trust	7,657	24,502
Regency Centers Corp.	4,208	134,993
Saul Centers Inc.	1,606	54,395
Tanger Factory Outlet Centers Inc.	3,364	119,557
Urstadt Biddle Properties Inc. Class A	2,187	33,658
Weingarten Realty Investors	7,454	115,015

		1,198,700

TOTAL COMMON STOCKS
(Cost: $3,000,771)		2,487,097

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.14%

MONEY MARKET FUNDS—9.14%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(b)(c)(d)	195,934	195,934
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(b)(c)(d)	27,131	27,131

Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(b)(c)	5,068	5,068

		228,133

TOTAL SHORT-TERM INVESTMENTS
(Cost: $228,133)		228,133

TOTAL INVESTMENTS IN SECURITIES—108.76%
(Cost: $3,228,904)		2,715,230
Other Assets, Less Liabilities—(8.76)%		(218,741)

NET ASSETS—100.00%		$2,496,489

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.39%
Omnicom Group Inc.	28,072	$954,448

		954,448
AEROSPACE & DEFENSE—4.29%
General Dynamics Corp.	29,157	1,615,006
L-3 Communications Holdings Inc.	10,521	794,335
Lockheed Martin Corp.	28,026	2,095,224
Raytheon Co.	35,705	1,676,350
United Technologies Corp.	79,322	4,320,669

		10,501,584
AGRICULTURE—4.03%
Archer-Daniels-Midland Co.	53,225	1,603,137
Philip Morris International Inc.	177,446	8,268,984

		9,872,121
AUTO PARTS & EQUIPMENT—0.56%
Johnson Controls Inc.	53,189	1,376,531

		1,376,531
BANKS—6.79%
Bank of New York Mellon Corp. (The)	108,145	2,956,684
PNC Financial Services Group Inc. (The)	40,351	1,479,268
State Street Corp.	43,734	2,199,820
Wells Fargo & Co.	408,466	9,991,078

		16,626,850
BEVERAGES—7.20%
Coca-Cola Co. (The)	192,582	9,598,287
PepsiCo Inc.	141,619	8,036,878

		17,635,165
BIOTECHNOLOGY—2.33%
Amgen Inc.(a)	91,581	5,706,412

		5,706,412
CHEMICALS—0.29%
Mosaic Co. (The)	13,516	704,859

		704,859
COMMERCIAL SERVICES—0.52%
McKesson Corp.	24,733	1,265,093

		1,265,093
COMPUTERS—10.47%
Dell Inc.(a)	156,242	2,090,518

Hewlett-Packard Co.	217,780	9,429,874
International Business Machines Corp.	119,534	14,096,645

		25,617,037
COSMETICS & PERSONAL CARE—6.52%
Avon Products Inc.	38,549	1,248,217
Procter & Gamble Co. (The)	265,123	14,716,978

		15,965,195
DIVERSIFIED FINANCIAL SERVICES—3.66%
American Express Co.	95,224	2,697,696
Goldman Sachs Group Inc. (The)	38,395	6,269,904

		8,967,600
ELECTRIC—2.49%
Exelon Corp.	59,703	3,036,495
FPL Group Inc.	34,014	1,927,573
PPL Corp.	33,619	1,135,986

		6,100,054
ENVIRONMENTAL CONTROL—0.31%
Republic Services Inc.	28,114	747,832

		747,832
FOOD—2.54%
General Mills Inc.	28,074	1,653,839
H.J. Heinz Co.	28,319	1,089,149
Kellogg Co.	21,528	1,022,580
Kroger Co. (The)	55,055	1,177,076
Sysco Corp.	53,219	1,264,483

		6,207,127
HEALTH CARE - PRODUCTS—6.81%
Boston Scientific Corp.(a)	133,880	1,437,871
Johnson & Johnson	250,195	15,234,374

		16,672,245
HEALTH CARE - SERVICES—1.23%
UnitedHealth Group Inc.	107,632	3,020,154

		3,020,154
INSURANCE—0.79%
Loews Corp.	32,000	960,640
Marsh & McLennan Companies Inc.	47,196	963,742

		1,924,382
LEISURE TIME—0.44%
Carnival Corp.	38,114	1,066,811

		1,066,811
LODGING—0.24%
Marriott International Inc. Class A	27,566	593,772

		593,772
MANUFACTURING—3.72%
Honeywell International Inc.	61,597	2,137,416
Illinois Tool Works Inc.	38,837	1,574,840
3M Co.	57,985	4,089,102
Tyco International Ltd.	42,888	1,296,075

		9,097,433

MEDIA—4.47%
McGraw-Hill Companies Inc. (The)	28,403	890,434
News Corp. Class A	164,437	1,698,634
News Corp. Class B(b)	39,527	475,115
Time Warner Cable Inc.	31,823	1,052,068
Time Warner Inc.	107,916	2,877,041
Walt Disney Co. (The)	156,933	3,942,157

		10,935,449
OIL & GAS—6.40%
Apache Corp.	30,155	2,531,512
Devon Energy Corp.	37,949	2,204,457
Hess Corp.	26,669	1,472,129
Murphy Oil Corp.	17,141	997,606
Noble Energy Inc.	15,415	942,165
Occidental Petroleum Corp.	73,263	5,226,582
Transocean Ltd.(a)	28,894	2,302,563

		15,677,014
OIL & GAS SERVICES—1.75%
Baker Hughes Inc.	27,845	1,127,723
Halliburton Co.	80,950	1,788,186
National Oilwell Varco Inc.(a)	37,765	1,357,274

		4,273,183
PHARMACEUTICALS—2.02%
Bristol-Myers Squibb Co.	178,024	3,870,242
Cardinal Health Inc.	32,209	1,072,560

		4,942,802
PIPELINES—0.35%
Williams Companies Inc. (The)	52,035	868,464

		868,464
REAL ESTATE INVESTMENT TRUSTS—0.57%
Simon Property Group Inc.	25,083	1,397,625

		1,397,625
RETAIL—11.11%
Best Buy Co. Inc.	30,639	1,144,979
Gap Inc. (The)	45,763	746,852
Kohl’s Corp.(a)(b)	25,935	1,259,144
Lowe’s Companies Inc.	132,346	2,972,491
McDonald’s Corp.	100,824	5,551,369
Staples Inc.	64,597	1,357,829
Target Corp.	61,880	2,699,206
TJX Companies Inc. (The)	37,328	1,352,393
Wal-Mart Stores Inc.	202,712	10,111,275

		27,195,538
SEMICONDUCTORS—3.96%
Intel Corp.	503,141	9,685,464

		9,685,464
SOFTWARE—0.32%
CA Inc.	37,368	789,960

		789,960

TRANSPORTATION—3.28%
CSX Corp.	35,358	1,418,563
FedEx Corp.	26,350	1,787,584
Norfolk Southern Corp.	33,098	1,431,489
United Parcel Service Inc. Class B	63,257	3,398,799

		8,036,435

TOTAL COMMON STOCKS
(Cost: $247,035,693)		244,424,639

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.73%

MONEY MARKET FUNDS—0.73%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	1,436,733	1,436,733
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	198,945	198,945
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	143,749	143,749

		1,779,427

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,779,427)		1,779,427

TOTAL INVESTMENTS IN SECURITIES—100.58%
(Cost: $248,815,120)		246,204,066
Other Assets, Less Liabilities—(0.58)%		(1,416,595)

NET ASSETS—100.00%		$244,787,471

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.82%

AGRICULTURE—1.98%
Monsanto Co.	87,394	$7,341,096

		7,341,096
APPAREL—1.08%
Coach Inc.	51,147	1,513,440
Nike Inc. Class B	43,582	2,468,484

		3,981,924
AUTO MANUFACTURERS—0.52%
PACCAR Inc.	55,548	1,924,738

		1,924,738
BANKS—0.62%
Northern Trust Corp.	38,512	2,303,403

		2,303,403
BIOTECHNOLOGY—2.35%
Biogen Idec Inc.(a)	46,553	2,213,595
Celgene Corp.(a)	74,397	4,237,653
Genzyme Corp.(a)	43,643	2,264,635

		8,715,883
CHEMICALS—2.00%
Air Products and Chemicals Inc.	31,847	2,375,786
Ecolab Inc.	27,539	1,143,144
Praxair Inc.	49,855	3,897,664

		7,416,594
COAL—0.38%
Peabody Energy Corp.	42,942	1,421,810

		1,421,810
COMMERCIAL SERVICES—3.84%
Accenture Ltd. Class A	100,314	3,518,012
Apollo Group Inc. Class A(a)	21,413	1,478,354
MasterCard Inc. Class A	13,010	2,524,330
Visa Inc. Class A	72,172	4,724,379
Western Union Co.	113,121	1,977,355

		14,222,430
COMPUTERS—7.66%
Apple Inc.(a)	143,538	23,452,674
EMC Corp.(a)	325,315	4,899,244

		28,351,918
COSMETICS & PERSONAL CARE—1.58%
Colgate-Palmolive Co.	80,695	5,845,546

		5,845,546

DIVERSIFIED FINANCIAL SERVICES—2.86%
Charles Schwab Corp. (The)	151,898	2,714,417
CME Group Inc.	10,828	3,019,171
Franklin Resources Inc.	25,591	2,269,410
T. Rowe Price Group Inc.	41,200	1,924,452
TD AMERITRADE Holding Corp.(a)	36,324	673,447

		10,600,897
ELECTRICAL COMPONENTS & EQUIPMENT—1.20%
Emerson Electric Co.	122,041	4,439,852

		4,439,852
ELECTRONICS—0.83%
Thermo Fisher Scientific Inc.(a)	67,766	3,068,444

		3,068,444
ENERGY - ALTERNATE SOURCES—0.32%
First Solar Inc.(a)(b)	7,612	1,175,217

		1,175,217
HEALTH CARE - PRODUCTS—5.39%
Baxter International Inc.	97,749	5,510,111
Becton, Dickinson and Co.	36,549	2,381,167
Medtronic Inc.	181,379	6,424,444
St. Jude Medical Inc.(a)	55,528	2,093,961
Stryker Corp.	49,089	1,908,580
Zimmer Holdings Inc.(a)	34,659	1,615,109

		19,933,372
HEALTH CARE - SERVICES—0.37%
Quest Diagnostics Inc.	25,045	1,367,958

		1,367,958
INSURANCE—0.42%
Aon Corp.	39,332	1,551,647

		1,551,647
INTERNET—8.19%
Amazon.com Inc.(a)	49,869	4,276,765
eBay Inc.(a)	177,335	3,768,369
Google Inc. Class A(a)	38,929	17,247,493
Symantec Corp.(a)	132,453	1,977,523
Yahoo! Inc.(a)	211,552	3,029,425

		30,299,575
MANUFACTURING—0.66%
Danaher Corp.	39,782	2,436,250

		2,436,250
MEDIA—2.95%
Comcast Corp. Class A	332,674	4,943,536
Comcast Corp. Class A Special	130,654	1,827,850
DIRECTV Group Inc. (The)(a)(b)	74,063	1,918,232
Liberty Media Corp. - Liberty Entertainment Group Series A(a)	79,469	2,222,748

		10,912,366
METAL FABRICATE & HARDWARE—0.48%
Precision Castparts Corp.	22,476	1,793,810

		1,793,810

MINING—1.95%
Freeport-McMoRan Copper & Gold Inc.	66,552	4,013,086
Newmont Mining Corp.	77,174	3,191,145

		7,204,231
OIL & GAS—2.68%
Diamond Offshore Drilling Inc.	10,613	953,790
EOG Resources Inc.	39,907	2,954,315
Southwestern Energy Co.(a)	55,166	2,285,527
XTO Energy Inc.	93,045	3,743,200

		9,936,832
OIL & GAS SERVICES—3.35%
Schlumberger Ltd.	192,480	10,297,680
Weatherford International Ltd.(a)	112,581	2,112,020

		12,409,700
PHARMACEUTICALS—9.36%
Abbott Laboratories	248,441	11,177,361
Allergan Inc.	49,611	2,650,716
Express Scripts Inc.(a)	36,900	2,584,476
Gilead Sciences Inc.(a)	147,035	7,194,423
Medco Health Solutions Inc.(a)	77,977	4,121,864
Schering-Plough Corp.	261,597	6,934,936

		34,663,776
REAL ESTATE INVESTMENT TRUSTS—0.41%
Public Storage	20,702	1,502,344

		1,502,344
RETAIL—5.87%
AutoZone Inc.(a)(b)	5,289	812,232
Costco Wholesale Corp.	69,763	3,453,268
CVS Caremark Corp.	231,220	7,741,246
Starbucks Corp.(a)	117,771	2,084,547
Walgreen Co.	160,179	4,973,558
Yum! Brands Inc.	74,623	2,646,132

		21,710,983
SEMICONDUCTORS—2.67%
Applied Materials Inc.	216,448	2,986,982
Broadcom Corp. Class A(a)	68,719	1,939,937
Texas Instruments Inc.	205,797	4,949,418

		9,876,337
SOFTWARE—14.03%
Activision Blizzard Inc.(a)	93,513	1,070,724
Adobe Systems Inc.(a)	84,569	2,741,727
Automatic Data Processing Inc.	81,054	3,019,261
Microsoft Corp.	1,277,532	30,047,553
Oracle Corp.	617,827	13,672,512
Paychex Inc.	52,202	1,383,353

		51,935,130
TELECOMMUNICATIONS—11.20%
American Tower Corp. Class A(a)	63,897	2,178,249
Cisco Systems Inc.(a)	931,348	20,498,969
Corning Inc.	252,840	4,298,280
Juniper Networks Inc.(a)	85,177	2,225,675
QUALCOMM Inc.	264,965	12,244,033

		41,445,206
TRANSPORTATION—2.62%
Burlington Northern Santa Fe Corp.	44,710	3,513,759

C.H. Robinson Worldwide Inc.	27,342	1,490,959
Union Pacific Corp.	81,322	4,677,641

		9,682,359

TOTAL COMMON STOCKS
(Cost: $413,478,241)		369,471,628

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.24%

MONEY MARKET FUNDS—1.24%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	3,636,927	3,636,927
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	503,606	503,606
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	444,989	444,989

		4,585,522

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,585,522)		4,585,522

TOTAL INVESTMENTS IN SECURITIES—101.06%
(Cost: $418,063,763)		374,057,150
Other Assets, Less Liabilities—(1.06)%		(3,936,174)

NET ASSETS—100.00%		$370,120,976

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.88%

AEROSPACE & DEFENSE—1.69%
Boeing Co. (The)	50,985	$2,187,766
Northrop Grumman Corp.	23,728	1,057,794

		3,245,560
AGRICULTURE—2.26%
Altria Group Inc.	160,238	2,808,972
Lorillard Inc.	13,088	964,847
Reynolds American Inc.	13,168	572,940

		4,346,759
AUTO MANUFACTURERS—1.02%
Ford Motor Co.(a)	245,211	1,961,688

		1,961,688
BANKS—6.63%
Bank of America Corp.	595,779	8,811,571
BB&T Corp.	49,525	1,133,132
U.S. Bancorp	136,823	2,792,557

		12,737,260
BEVERAGES—0.24%
Coca-Cola Enterprises Inc.	24,757	465,184

		465,184
CHEMICALS—1.97%
Dow Chemical Co. (The)	82,671	1,750,145
E.I. du Pont de Nemours and Co.	65,995	2,041,225

		3,791,370
DIVERSIFIED FINANCIAL SERVICES—9.27%
Capital One Financial Corp.	34,871	1,070,540
Citigroup Inc.	883,875	2,801,884
JPMorgan Chase & Co.	290,633	11,232,965
Morgan Stanley	94,526	2,693,991

		17,799,380
ELECTRIC—6.90%
American Electric Power Co. Inc.	37,146	1,150,040
Consolidated Edison Inc.	21,293	838,092
Dominion Resources Inc.	45,964	1,553,583
Duke Energy Corp.	100,280	1,552,334
Edison International	23,277	752,313
Entergy Corp.	15,278	1,227,282
FirstEnergy Corp.	23,740	978,088
PG&E Corp.	28,498	1,150,464
Progress Energy Inc.	21,717	856,518
Public Service Enterprise Group Inc.	39,615	1,285,507
Southern Co.	60,584	1,902,338

		13,246,559

ENVIRONMENTAL CONTROL—0.57%
Waste Management Inc.	38,595	1,084,905

		1,084,905
FOOD—2.15%
Campbell Soup Co.	17,048	528,999
Kraft Foods Inc. Class A	104,571	2,963,542
Safeway Inc.	33,310	630,558

		4,123,099
GAS—0.48%
Sempra Energy	17,635	924,603

		924,603
HEALTH CARE - PRODUCTS—0.77%
Covidien PLC	39,258	1,484,345

		1,484,345
HEALTH CARE - SERVICES—1.51%
Aetna Inc.	34,807	938,745
WellPoint Inc.(a)	37,274	1,962,103

		2,900,848
HOUSEHOLD PRODUCTS & WARES—0.98%
Kimberly-Clark Corp.	32,350	1,890,858

		1,890,858
INSURANCE—4.94%
Aflac Inc.	36,317	1,374,962
Allstate Corp. (The)	41,756	1,123,654
Chubb Corp.	27,435	1,266,948
MetLife Inc.	45,136	1,532,367
Progressive Corp. (The)(a)	49,344	768,780
Prudential Financial Inc.	33,113	1,465,913
Travelers Companies Inc. (The)	45,539	1,961,365

		9,493,989
IRON & STEEL—0.51%
Nucor Corp.	22,193	986,923

		986,923
MACHINERY—1.82%
Caterpillar Inc.	46,864	2,064,828
Deere & Co.	32,804	1,434,847

		3,499,675
MANUFACTURING—5.74%
General Electric Co.	822,322	11,019,115

		11,019,115
MEDIA—0.53%
Viacom Inc. Class A(a)	954	23,545
Viacom Inc. Class B(a)	42,756	990,229

		1,013,774
MINING—0.46%
Alcoa Inc.	75,714	890,397

		890,397
OIL & GAS—24.91%
Anadarko Petroleum Corp.	38,892	1,874,594
Chesapeake Energy Corp.	48,833	1,046,980
Chevron Corp.	156,092	10,843,711
ConocoPhillips	101,333	4,429,265

Exxon Mobil Corp.	384,803	27,086,284
Marathon Oil Corp.	55,337	1,784,618
Valero Energy Corp.	43,290	779,220

		47,844,672
PHARMACEUTICALS—10.83%
Eli Lilly and Co.	76,492	2,668,806
Merck & Co. Inc.	164,570	4,938,746
Pfizer Inc.	524,893	8,361,546
Wyeth	103,854	4,834,404

		20,803,502
PIPELINES—0.48%
Spectra Energy Corp.	49,756	913,520

		913,520
REAL ESTATE INVESTMENT TRUSTS—0.34%
Vornado Realty Trust	12,786	652,342

		652,342
RETAIL—1.78%
Home Depot Inc. (The)	132,164	3,428,334

		3,428,334
TELECOMMUNICATIONS—11.10%
AT&T Inc.	462,618	12,134,470
Motorola Inc.	164,418	1,177,233
Sprint Nextel Corp.(a)	216,316	865,264
Verizon Communications Inc.	222,679	7,141,316

		21,318,283

TOTAL COMMON STOCKS
(Cost: $238,325,796)		191,866,944

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(b)(c)	268,966	268,966

		268,966

TOTAL SHORT-TERM INVESTMENTS
(Cost: $268,966)		268,966

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $238,594,762)		192,135,910
Other Assets, Less Liabilities—(0.02)%		(45,230)

NET ASSETS—100.00%		$192,090,680

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.94%

AEROSPACE & DEFENSE—1.19%
Alliant Techsystems Inc.(a)	4,099	$322,673
Goodrich Corp.	15,421	792,023

		1,114,696
AIRLINES—1.49%
Delta Air Lines Inc.(a)	96,956	671,905
Southwest Airlines Co.	92,123	723,166

		1,395,071
APPAREL—0.76%
VF Corp.	10,938	707,579

		707,579
AUTO PARTS & EQUIPMENT—1.06%
BorgWarner Inc.	14,547	482,815
Goodyear Tire & Rubber Co. (The)(a)	30,061	511,638

		994,453
BANKS—1.44%
BOK Financial Corp.	2,813	117,837
City National Corp.	5,277	208,125
Commerce Bancshares Inc.	7,790	285,581
Cullen/Frost Bankers Inc.	7,053	338,756
UMB Financial Corp.	4,177	174,264
Valley National Bancorp(b)	17,788	226,263

		1,350,826
BEVERAGES—0.53%
Brown-Forman Corp. Class A	1,894	89,075
Brown-Forman Corp. Class B NVS	9,227	405,527

		494,602
BIOTECHNOLOGY—0.29%
Charles River Laboratories International Inc.(a)	8,274	273,621

		273,621
BUILDING MATERIALS—0.97%
Lennox International Inc.	6,530	227,570
Martin Marietta Materials Inc.	5,589	481,045
Owens Corning(a)	10,968	201,592

		910,207
CHEMICALS—3.95%
Albemarle Corp.	11,491	341,398
CF Industries Holdings Inc.	7,063	557,553
FMC Corp.	9,137	444,424
International Flavors & Fragrances Inc.	9,879	348,334
Intrepid Potash Inc.(a)	5,372	135,697
Lubrizol Corp.	8,420	487,771

Sherwin-Williams Co. (The)	12,411	716,735
Terra Industries Inc.	12,538	365,608
Valspar Corp. (The)	11,679	295,712

		3,693,232
COAL—0.68%
Arch Coal Inc.	20,096	349,871
Massey Energy Co.	10,734	285,524

		635,395
COMMERCIAL SERVICES—4.99%
Career Education Corp.(a)	11,198	256,658
Corrections Corp. of America(a)	14,417	248,837
Equifax Inc.	15,881	413,700
H&R Block Inc.	42,495	709,242
Hewitt Associates Inc. Class A(a)	10,800	323,244
Interactive Data Corp.	4,492	102,193
Lender Processing Services Inc.	11,921	407,460
Manpower Inc.	9,803	470,054
Moody’s Corp.	23,660	561,688
Quanta Services Inc.(a)	24,659	574,801
SAIC Inc.(a)	26,096	472,077
Weight Watchers International Inc.	4,420	123,230

		4,663,184
COMPUTERS—3.90%
Affiliated Computer Services Inc. Class A(a)	11,404	540,664
Brocade Communications Systems Inc.(a)	48,535	381,485
Diebold Inc.	8,241	228,441
NCR Corp.(a)	19,822	256,497
SanDisk Corp.(a)	28,400	506,088
Synopsys Inc.(a)	18,039	360,419
Teradata Corp.(a)	21,588	530,417
Western Digital Corp.(a)	27,717	838,439

		3,642,450
COSMETICS & PERSONAL CARE—0.54%
Estee Lauder Companies Inc. (The) Class A	13,844	504,475

		504,475
DISTRIBUTION & WHOLESALE—0.74%
W.W. Grainger Inc.	7,736	695,544

		695,544
DIVERSIFIED FINANCIAL SERVICES—3.09%
Affiliated Managers Group Inc.(a)	5,164	340,927
Federated Investors Inc. Class B	12,888	334,186
Jefferies Group Inc.(a)	15,360	351,130
NASDAQ OMX Group Inc. (The)(a)	20,014	422,896
NYSE Euronext Inc.	32,451	874,554
Raymond James Financial Inc.	12,421	254,879
Waddell & Reed Financial Inc. Class A	10,774	305,658

		2,884,230
ELECTRIC—3.44%
AES Corp. (The)(a)	83,660	1,070,011
DPL Inc.	14,583	349,263
Mirant Corp.(a)	18,046	325,911
NRG Energy Inc.(a)	33,234	904,297
NV Energy Inc.	29,284	336,766
RRI Energy Inc.(a)	43,699	233,790

		3,220,038

ELECTRICAL COMPONENTS & EQUIPMENT—1.09%
Energizer Holdings Inc.(a)	8,470	542,588
General Cable Corp.(a)	6,491	251,656
Hubbell Inc. Class B	6,091	227,316

		1,021,560
ELECTRONICS—3.18%
Arrow Electronics Inc.(a)	14,992	386,344
Avnet Inc.(a)	18,794	458,574
Garmin Ltd.(b)	14,920	412,687
Jabil Circuit Inc.	24,691	226,170
PerkinElmer Inc.	14,649	258,262
Tyco Electronics Ltd.	57,345	1,231,197

		2,973,234
ENGINEERING & CONSTRUCTION—3.24%
Fluor Corp.	22,750	1,201,200
KBR Inc.	20,316	430,496
McDermott International Inc.(a)	28,450	555,913
Shaw Group Inc. (The)(a)	10,380	305,587
URS Corp.(a)	10,495	531,047

		3,024,243
ENTERTAINMENT—1.08%
DreamWorks Animation SKG Inc. Class A(a)	8,748	275,649
International Game Technology	37,261	735,905

		1,011,554
ENVIRONMENTAL CONTROL—0.33%
Nalco Holding Co.	17,293	305,913

		305,913
FOOD—3.36%
Dean Foods Co.(a)	22,681	480,610
Flowers Foods Inc.	10,706	252,983
Hershey Co. (The)	19,495	778,825
J.M. Smucker Co. (The)	14,780	739,443
McCormick & Co. Inc. NVS	13,646	439,674
Ralcorp Holdings Inc.(a)	7,084	449,905

		3,141,440
FOREST PRODUCTS & PAPER—1.11%
MeadWestvaco Corp.	20,294	395,530
Plum Creek Timber Co. Inc.	20,431	639,082

		1,034,612
GAS—0.23%
Piedmont Natural Gas Co.	8,654	213,061

		213,061
HAND & MACHINE TOOLS—0.51%
Lincoln Electric Holdings Inc.	5,090	215,714
Snap-On Inc.	7,212	256,964

		472,678
HEALTH CARE - PRODUCTS—0.84%
Beckman Coulter Inc.	8,535	537,620
Kinetic Concepts Inc.(a)	7,747	244,960

		782,580
HEALTH CARE - SERVICES—1.46%
Community Health Systems Inc.(a)	11,724	332,024

Humana Inc.(a)	21,367	701,906
Universal Health Services Inc. Class B	5,929	329,712

		1,363,642
HOLDING COMPANIES - DIVERSIFIED—0.35%
Walter Energy Inc.	6,641	327,800

		327,800
HOME BUILDERS—0.42%
NVR Inc.(a)	660	396,759

		396,759
HOUSEHOLD PRODUCTS & WARES—1.36%
Clorox Co. (The)	17,340	1,057,913
Scotts Miracle-Gro Co. (The) Class A	5,523	215,673

		1,273,586
INSURANCE—1.11%
Alleghany Corp.(a)	761	205,850
Arthur J. Gallagher & Co.	12,546	287,303
Markel Corp.(a)	1,234	389,413
Odyssey Re Holdings Corp.	2,210	102,102
Wesco Financial Corp.	179	54,586

		1,039,254
INTERNET—0.85%
Expedia Inc.(a)	26,516	549,146
IAC/InterActiveCorp.(a)	13,178	242,607

		791,753
IRON & STEEL—0.62%
Allegheny Technologies Inc.	11,531	312,259
Reliance Steel & Aluminum Co.	8,056	271,568

		583,827
LODGING—0.78%
MGM MIRAGE(a)(b)	29,959	216,604
Starwood Hotels & Resorts Worldwide Inc.	21,632	510,732

		727,336
MACHINERY—3.55%
AGCO Corp.(a)	11,501	361,821
Cummins Inc.	22,616	972,714
Flowserve Corp.	7,089	572,579
IDEX Corp.	10,137	276,537
Joy Global Inc.	12,823	476,759
Rockwell Automation Inc.	15,837	655,810

		3,316,220
MANUFACTURING—5.83%
AptarGroup Inc.	8,044	280,896
Cooper Industries Ltd. Class A	21,812	718,705
Dover Corp.	23,297	792,331
Harsco Corp.	10,054	276,586
ITT Corp.	22,739	1,123,307
Leggett & Platt Inc.	19,635	340,667
Pall Corp.	14,919	448,764
Parker Hannifin Corp.	20,191	894,057
Pentair Inc.	12,357	337,593
Teleflex Inc.	4,983	238,985

		5,451,891

MEDIA—1.04%
Cablevision Systems Corp. Class A	31,039	635,368
Liberty Global Inc. Series C(a)	16,317	340,046

		975,414
MINING—0.64%
Vulcan Materials Co.	12,627	599,530

		599,530
OIL & GAS—5.29%
Cabot Oil & Gas Corp.	12,912	453,599
Cimarex Energy Co.	10,391	371,790
Encore Acquisition Co.(a)	6,647	236,633
ENSCO International Inc.	17,804	674,594
EXCO Resources Inc.(a)	21,466	294,943
Nabors Industries Ltd.(a)	35,701	607,631
Noble Corp.	33,077	1,119,987
Pioneer Natural Resources Co.	14,336	409,293
Pride International Inc.(a)	19,668	493,077
Rowan Companies Inc.	13,125	279,956

		4,941,503
OIL & GAS SERVICES—0.56%
BJ Services Co.	36,847	522,490

		522,490
PACKAGING & CONTAINERS—1.56%
Ball Corp.	11,889	574,952
Greif Inc. Class A	3,069	157,532
Greif Inc. Class B	1,267	59,739
Packaging Corp. of America	12,801	251,796
Pactiv Corp.(a)	16,587	417,661

		1,461,680
PHARMACEUTICALS—3.54%
AmerisourceBergen Corp.	38,244	754,172
Dendreon Corp.(a)	14,322	346,736
Endo Pharmaceuticals Holdings Inc.(a)	12,997	273,067
Forest Laboratories Inc.(a)	37,797	976,297
Mead Johnson Nutrition Co. Class A	4,019	146,332
Omnicare Inc.	14,830	353,992
Watson Pharmaceuticals Inc.(a)	13,132	456,074

		3,306,670
PIPELINES—0.76%
Questar Corp.	21,564	713,121

		713,121
REAL ESTATE INVESTMENT TRUSTS—7.79%
AvalonBay Communities Inc.	9,967	580,079
Boston Properties Inc.	17,099	904,537
Corporate Office Properties Trust	7,169	243,101
Equity Residential	34,305	823,320
Essex Property Trust Inc.(b)	3,447	224,089
Federal Realty Investment Trust	7,371	420,516
HCP Inc.	34,135	879,318
Health Care REIT Inc.(b)	13,865	555,432
Kimco Realty Corp.	47,262	465,058
Nationwide Health Properties Inc.	12,829	372,298
ProLogis	55,572	488,478
Realty Income Corp.(b)	13,108	309,087
Regency Centers Corp.	10,065	322,885
Ventas Inc.	19,605	692,056

		7,280,254

RETAIL—5.13%
Abercrombie & Fitch Co. Class A	10,954	313,175
American Eagle Outfitters Inc.	22,069	317,573
Bed Bath & Beyond Inc.(a)	32,831	1,140,877
BJ’s Wholesale Club Inc.(a)	6,833	227,881
Burger King Holdings Inc.	11,539	196,394
Darden Restaurants Inc.	15,788	511,373
Family Dollar Stores Inc.	16,656	523,332
PetSmart Inc.	16,010	358,144
Sears Holdings Corp.(a)(b)	7,350	487,599
Tiffany & Co.	15,593	465,139
Wendy’s/Arby’s Group Inc. Class A	55,145	252,564

		4,794,051
SEMICONDUCTORS—5.53%
Analog Devices Inc.	36,354	995,009
Atmel Corp.(a)	50,159	209,163
KLA-Tencor Corp.	21,176	675,091
LSI Corp.(a)	81,130	420,253
Maxim Integrated Products Inc.	38,297	678,623
Microchip Technology Inc.	22,806	614,166
National Semiconductor Corp.	28,846	434,421
ON Semiconductor Corp.(a)	52,871	385,958
Xilinx Inc.	34,715	752,968

		5,165,652
SOFTWARE—3.20%
Broadridge Financial Solutions Inc.	17,578	303,572
Compuware Corp.(a)	30,783	225,639
Fidelity National Information Services Inc.	23,754	556,319
Fiserv Inc.(a)	19,497	924,353
IMS Health Inc.	22,798	273,576
Metavante Technologies Inc.(a)	11,214	345,391
Total System Services Inc.	24,750	363,330

		2,992,180
TELECOMMUNICATIONS—2.41%
Amdocs Ltd.(a)	23,759	568,315
CommScope Inc.(a)	10,215	261,504
Harris Corp.	16,916	529,640
NII Holdings Inc.(a)	20,804	478,908
Telephone and Data Systems Inc. Special	6,084	146,624
Tellabs Inc.(a)	45,564	264,271

		2,249,262
TEXTILES—0.83%
Cintas Corp.	16,632	418,794
Mohawk Industries Inc.(a)	6,917	356,779

		775,573
TOYS, GAMES & HOBBIES—0.45%
Hasbro Inc.	15,793	418,514

		418,514
TRANSPORTATION—0.27%
Kirby Corp.(a)	6,713	248,448

		248,448
WATER—0.58%
American Water Works Co. Inc.	11,967	235,870
Aqua America Inc.	17,027	307,508

		543,378

TOTAL COMMON STOCKS
(Cost: $102,896,350)		93,420,266

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.88%

MONEY MARKET FUNDS—1.88%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	1,507,908	1,507,908
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	208,801	208,801
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	36,495	36,495

		1,753,204

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,753,204)		1,753,204

TOTAL INVESTMENTS IN SECURITIES—101.82%
(Cost: $104,649,554)		95,173,470
Other Assets, Less Liabilities—(1.82)%		(1,697,058)

NET ASSETS—100.00%		$93,476,412

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.91%

AEROSPACE & DEFENSE—1.23%
Rockwell Collins Inc.	35,745	$1,508,439
TransDigm Group Inc.(a)	8,401	321,674

		1,830,113
APPAREL—0.79%
Guess? Inc.	13,198	383,666
Polo Ralph Lauren Corp.	12,531	790,080

		1,173,746
BEVERAGES—0.64%
Green Mountain Coffee Roasters Inc.(a)(b)	6,266	441,377
Hansen Natural Corp.(a)	16,238	503,540

		944,917
BIOTECHNOLOGY—4.60%
Abraxis BioScience Inc.(a)	1,336	41,082
Alexion Pharmaceuticals Inc.(a)	18,551	817,172
Bio-Rad Laboratories Inc. Class A(a)	4,274	330,979
Illumina Inc.(a)	27,915	1,008,848
Life Technologies Corp.(a)	38,966	1,774,122
Millipore Corp.(a)	12,356	859,978
Myriad Genetics Inc.(a)	21,628	593,040
Vertex Pharmaceuticals Inc.(a)	39,133	1,409,179

		6,834,400
CHEMICALS—1.28%
Airgas Inc.	15,797	704,230
Sigma-Aldrich Corp.	23,626	1,199,020

		1,903,250
COAL—1.58%
Alpha Natural Resources Inc.(a)(b)	26,813	893,141
CONSOL Energy Inc.	40,839	1,451,010

		2,344,151
COMMERCIAL SERVICES—4.85%
Alliance Data Systems Corp.(a)	13,136	669,936
DeVry Inc.	14,010	696,857
FTI Consulting Inc.(a)	11,615	632,204
Genpact Ltd.(a)	13,127	184,041
Iron Mountain Inc.(a)(b)	41,735	1,219,079
ITT Educational Services Inc.(a)(b)	8,674	844,414
Monster Worldwide Inc.(a)	28,332	369,166
Morningstar Inc.(a)	4,121	182,519
Pharmaceutical Product Development Inc.	24,904	517,256

Robert Half International Inc.	34,264	849,405
Strayer Education Inc.	3,169	673,032
Watson Wyatt Worldwide Inc. Class A	9,629	359,547

		7,197,456
COMPUTERS—3.51%
Cognizant Technology Solutions Corp. Class A(a)	65,997	1,952,851
FactSet Research Systems Inc.	9,782	554,639
IHS Inc. Class A(a)	10,449	521,823
MICROS Systems Inc.(a)	18,161	497,430
NetApp Inc.(a)	74,777	1,679,491

		5,206,234
COSMETICS & PERSONAL CARE—0.34%
Alberto-Culver Co.	19,792	507,071

		507,071
DISTRIBUTION & WHOLESALE—1.13%
Fastenal Co.	31,405	1,117,076
LKQ Corp.(a)	31,571	566,384

		1,683,460
DIVERSIFIED FINANCIAL SERVICES—3.13%
BlackRock Inc.	5,005	953,653
Eaton Vance Corp.	26,361	754,452
Greenhill & Co. Inc.(b)	2,914	219,482
IntercontinentalExchange Inc.(a)	16,318	1,534,871
Janus Capital Group Inc.	40,652	555,306
Lazard Ltd. Class A	17,162	634,822

		4,652,586
ELECTRIC—1.71%
Allegheny Energy Inc.	38,210	963,274
Calpine Corp.(a)	81,562	1,050,519
ITC Holdings Corp.(b)	11,151	531,903

		2,545,696
ELECTRICAL COMPONENTS & EQUIPMENT—1.31%
AMETEK Inc.	24,008	776,899
Molex Inc.	14,655	260,273
Molex Inc. Class A	15,987	266,024
SunPower Corp. Class A(a)(b)	11,990	386,078
SunPower Corp. Class B(a)	9,553	260,797

		1,950,071
ELECTRONICS—4.75%
Agilent Technologies Inc.(a)	78,056	1,812,460
Amphenol Corp. Class A	38,671	1,289,678
Dolby Laboratories Inc. Class A(a)	11,778	490,318
FLIR Systems Inc.(a)	34,010	730,875
Mettler-Toledo International Inc.(a)	7,574	636,670
National Instruments Corp.	13,932	351,365
Trimble Navigation Ltd.(a)	27,166	644,106
Waters Corp.(a)	21,763	1,093,591

		7,049,063
ENERGY - ALTERNATE SOURCES—0.33%
Covanta Holding Corp.(a)	29,349	495,705

		495,705

ENGINEERING & CONSTRUCTION—1.23%
AECOM Technology Corp.(a)	21,556	698,414
Jacobs Engineering Group Inc.(a)	27,649	1,133,056

		1,831,470
ENTERTAINMENT—0.51%
Penn National Gaming Inc.(a)	15,126	479,645
Scientific Games Corp. Class A(a)	15,755	283,905

		763,550
ENVIRONMENTAL CONTROL—1.00%
Stericycle Inc.(a)(b)	19,150	980,480
Waste Connections Inc.(a)	17,967	506,849

		1,487,329
FOOD—0.51%
Whole Foods Market Inc.(a)	31,436	760,437

		760,437
HEALTH CARE - PRODUCTS—8.05%
C.R. Bard Inc.	22,419	1,649,366
DENTSPLY International Inc.	33,589	1,120,193
Edwards Lifesciences Corp.(a)	12,733	832,866
Gen-Probe Inc.(a)	11,758	436,457
Henry Schein Inc.(a)	20,405	1,048,409
Hologic Inc.(a)	57,808	849,200
IDEXX Laboratories Inc.(a)(b)	13,444	669,780
Intuitive Surgical Inc.(a)	8,559	1,945,632
Inverness Medical Innovations Inc.(a)	17,813	599,407
Patterson Companies Inc.(a)	22,560	572,122
ResMed Inc.(a)	17,132	702,412
TECHNE Corp.	8,475	540,875
Varian Medical Systems Inc.(a)	28,063	989,782

		11,956,501
HEALTH CARE - SERVICES—3.02%
Covance Inc.(a)	14,424	795,484
DaVita Inc.(a)	23,570	1,171,429
Laboratory Corp. of America Holdings(a)	24,384	1,638,361
Lincare Holdings Inc.(a)	15,471	405,031
MEDNAX Inc.(a)	10,278	476,385

		4,486,690
HOLDING COMPANIES - DIVERSIFIED—0.66%
Leucadia National Corp.(a)	40,038	980,931

		980,931
HOUSEHOLD PRODUCTS & WARES—0.63%
Church & Dwight Co. Inc.	15,858	935,305

		935,305
INSURANCE—0.33%
Brown & Brown Inc.	25,594	490,893

		490,893
INTERNET—4.11%
Akamai Technologies Inc.(a)	39,109	642,952
Equinix Inc.(a)(b)	8,575	700,835

F5 Networks Inc.(a)	17,768	659,548
McAfee Inc.(a)	34,204	1,524,814
Netflix Inc.(a)(b)	10,229	449,462
Priceline.com Inc.(a)	9,405	1,219,076
VeriSign Inc.(a)	44,034	900,055

		6,096,742
IRON & STEEL—0.54%
Cliffs Natural Resources Inc.	29,097	796,967

		796,967
LODGING—1.21%
Las Vegas Sands Corp.(a)(b)	97,918	915,533
Wynn Resorts Ltd.(a)(b)	17,288	884,627

		1,800,160
MACHINERY—0.59%
Bucyrus International Inc.	16,872	497,387
Wabtec Corp.	11,023	370,924

		868,311
MANUFACTURING—1.31%
CLARCOR Inc.	11,455	379,275
Donaldson Co. Inc.	15,250	579,653
Roper Industries Inc.	20,515	981,027

		1,939,955
MEDIA—2.06%
Discovery Communications Inc. Class A(a)	30,308	742,546
Discovery Communications Inc. Class C(a)	31,677	709,565
John Wiley & Sons Inc. Class A	11,051	352,416
Liberty Global Inc. Series A(a)	29,040	608,388
Scripps Networks Interactive Inc. Class A	19,820	639,790

		3,052,705
METAL FABRICATE & HARDWARE—0.21%
Valmont Industries Inc.	4,234	304,086

		304,086
OIL & GAS—6.82%
CNX Gas Corp.(a)	6,353	186,715
Comstock Resources Inc.(a)	10,351	398,514
Concho Resources Inc.(a)	16,111	494,608
Continental Resources Inc.(a)	7,064	238,975
Denbury Resources Inc.(a)	56,346	935,344
EQT Corp.	27,818	1,067,655
Helmerich & Payne Inc.	21,631	743,241
Petrohawk Energy Corp.(a)	62,048	1,506,525
Plains Exploration & Production Co.(a)	27,057	775,183
Quicksilver Resources Inc.(a)(b)	27,164	311,299
Range Resources Corp.	35,393	1,642,589
SandRidge Energy Inc.(a)(b)	33,159	310,037
Ultra Petroleum Corp.(a)	34,354	1,515,698

		10,126,383
OIL & GAS SERVICES—3.98%
Cameron International Corp.(a)	49,165	1,535,423
Core Laboratories NV	5,219	448,625
Dresser-Rand Group Inc.(a)	18,476	537,836

FMC Technologies Inc.(a)	27,906	1,213,911
Oceaneering International Inc.(a)	12,459	634,412
Smith International Inc.	49,459	1,242,905
Superior Energy Services Inc.(a)	17,631	292,498

		5,905,610
PHARMACEUTICALS—3.18%
Cephalon Inc.(a)(b)	16,727	981,039
Hospira Inc.(a)	35,969	1,382,289
Mylan Inc.(a)(b)	68,507	903,607
OSI Pharmaceuticals Inc.(a)	13,057	441,196
Perrigo Co.	19,107	518,564
VCA Antech Inc.(a)	19,075	487,939

		4,714,634
REAL ESTATE—0.39%
St. Joe Co. (The)(a)	20,720	583,475

		583,475
REAL ESTATE INVESTMENT TRUSTS—0.43%
Digital Realty Trust Inc.(b)	15,837	642,190

		642,190
RETAIL—5.94%
Advance Auto Parts Inc.	21,405	989,553
Aeropostale Inc.(a)	15,121	550,404
Big Lots Inc.(a)	18,581	428,106
CarMax Inc.(a)	44,742	721,688
Chipotle Mexican Grill Inc. Class A(a)(b)	3,308	310,390
Chipotle Mexican Grill Inc. Class B(a)	3,872	316,536
Copart Inc.(a)(b)	15,680	553,661
Dollar Tree Inc.(a)	20,384	940,110
GameStop Corp. Class A(a)	36,969	809,251
O’Reilly Automotive Inc.(a)(b)	30,226	1,228,989
Ross Stores Inc.	28,627	1,262,164
Urban Outfitters Inc.(a)	29,783	715,983

		8,826,835
SAVINGS & LOANS—1.74%
Capitol Federal Financial	4,834	178,036
Hudson City Bancorp Inc.	108,940	1,531,696
People’s United Financial Inc.	38,729	629,346
TFS Financial Corp.	21,360	237,096

		2,576,174
SEMICONDUCTORS—5.63%
Altera Corp.	66,259	1,238,381
Cree Inc.(a)	18,186	583,043
Lam Research Corp.(a)	28,282	850,157
Linear Technology Corp.	46,559	1,251,040
Marvell Technology Group Ltd.(a)	110,297	1,471,362
MEMC Electronic Materials Inc.(a)	50,637	892,224
NVIDIA Corp.(a)	123,131	1,592,084
Rovi Corp.(a)	18,551	485,294

		8,363,585
SOFTWARE—10.33%
Allscripts-Misys Healthcare Solutions Inc.	13,181	227,109
ANSYS Inc.(a)	19,825	619,730

Autodesk Inc.(a)	51,084	1,114,142
BMC Software Inc.(a)	41,745	1,420,582
Cerner Corp.(a)(b)	14,445	940,081
Citrix Systems Inc.(a)	41,068	1,462,021
Dun & Bradstreet Corp. (The)	12,210	878,998
Electronic Arts Inc.(a)	72,758	1,562,114
Global Payments Inc.	18,048	763,430
Intuit Inc.(a)	66,561	1,976,863
Nuance Communications Inc.(a)	49,381	651,829
Red Hat Inc.(a)	43,174	985,662
Salesforce.com Inc.(a)	23,265	1,008,305
SEI Investments Co.	35,258	666,376
Sybase Inc.(a)	18,803	673,147
VMware Inc. Class A(a)	11,843	381,700

		15,332,089
TELECOMMUNICATIONS—2.22%
Crown Castle International Corp.(a)	55,851	1,605,158
Leap Wireless International Inc.(a)	13,776	329,935
MetroPCS Communications Inc.(a)	56,604	670,757
SBA Communications Corp. Class A(a)(b)	26,370	687,993

		3,293,843
TOYS, GAMES & HOBBIES—0.31%
Marvel Entertainment Inc.(a)(b)	11,678	461,982

		461,982
TRANSPORTATION—1.79%
Expeditors International Washington Inc.	48,129	1,633,017
J.B. Hunt Transport Services Inc.	21,370	597,292
Landstar System Inc.	11,637	426,845

		2,657,154

TOTAL COMMON STOCKS
(Cost: $185,765,216)		148,353,905

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.80%

MONEY MARKET FUNDS—9.80%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	12,648,596	12,648,596
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	1,751,455	1,751,455
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	150,869	150,869

		14,550,920

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,550,920)		14,550,920

TOTAL INVESTMENTS IN SECURITIES—109.71%
(Cost: $200,316,136)	162,904,825
Other Assets, Less Liabilities—(9.71)%	(14,413,449)

NET ASSETS—100.00%	$148,491,376

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.37%
Interpublic Group of Companies Inc. (The)(a)	58,392	$304,222

		304,222
AGRICULTURE—1.27%
Bunge Ltd.	14,949	1,045,982

		1,045,982
AIRLINES—0.22%
AMR Corp.(a)	34,617	185,201

		185,201
AUTO MANUFACTURERS—0.37%
Navistar International Corp.(a)	7,677	303,549

		303,549
BANKS—8.02%
Associated Banc-Corp.	14,543	157,646
BancorpSouth Inc.	9,517	214,132
Bank of Hawaii Corp.	5,828	223,620
Comerica Inc.	18,428	439,324
Discover Financial Services	65,113	773,542
Fifth Third Bancorp	70,682	671,479
First Horizon National Corp.(a)	26,258	336,628
FirstMerit Corp.	9,979	186,408
Huntington Bancshares Inc.	66,622	272,484
KeyCorp	86,650	500,837
M&T Bank Corp.(b)	8,707	507,792
Marshall & Ilsley Corp.	41,965	253,469
Regions Financial Corp.	134,106	592,749
SunTrust Banks Inc.	56,541	1,102,549
TCF Financial Corp.	14,719	208,127
Zions Bancorporation(b)	14,058	190,908

		6,631,694
BEVERAGES—3.28%
Constellation Brands Inc. Class A(a)	24,175	330,230
Dr Pepper Snapple Group Inc.(a)	28,810	709,014
Molson Coors Brewing Co. Class B	19,243	869,976
Pepsi Bottling Group Inc.	17,575	596,671
PepsiAmericas Inc.	7,784	208,456

		2,714,347
BUILDING MATERIALS—0.74%
Masco Corp.	43,888	611,360

		611,360

CHEMICALS—3.03%
Ashland Inc.	8,133	269,528
Celanese Corp. Series A	17,503	449,827
Eastman Chemical Co.	8,372	415,754
PPG Industries Inc.	20,266	1,114,630
RPM International Inc.	15,733	251,099

		2,500,838
COMMERCIAL SERVICES—0.67%
Hertz Global Holdings Inc.(a)(b)	21,793	205,726
R.R. Donnelley & Sons Co.	25,123	349,210

		554,936
COMPUTERS—3.21%
Computer Sciences Corp.(a)	18,532	892,686
DST Systems Inc.(a)	4,820	213,671
Seagate Technology	59,376	714,887
Sun Microsystems Inc.(a)	90,488	829,775

		2,651,019
DISTRIBUTION & WHOLESALE—1.24%
Genuine Parts Co.	19,535	691,930
Ingram Micro Inc. Class A(a)	19,838	333,675

		1,025,605
DIVERSIFIED FINANCIAL SERVICES—2.25%
Ameriprise Financial Inc.	31,214	867,749
Legg Mason Inc.	17,286	486,428
SLM Corp.(a)	57,103	507,646

		1,861,823
ELECTRIC—10.87%
Alliant Energy Corp.	13,520	353,683
Ameren Corp.	26,166	665,401
CenterPoint Energy Inc.	37,419	450,899
CMS Energy Corp.	27,796	359,680
Constellation Energy Group Inc.	22,071	633,438
DTE Energy Co.	20,059	691,233
Great Plains Energy Inc.	16,340	260,296
Integrys Energy Group Inc.	9,357	316,079
MDU Resources Group Inc.	20,652	415,725
Northeast Utilities	21,411	492,667
NSTAR	13,023	418,038
OGE Energy Corp.	11,770	354,277
Pepco Holdings Inc.	26,996	388,202
Pinnacle West Capital Corp.	12,349	394,674
SCANA Corp.	13,451	475,493
TECO Energy Inc.	24,369	328,738
Westar Energy Inc.	13,244	260,509
Wisconsin Energy Corp.	14,330	615,760
Xcel Energy Inc.	55,820	1,113,051

		8,987,843
ENTERTAINMENT—0.14%
Regal Entertainment Group Class A	9,484	117,981

		117,981
FOOD—4.33%
ConAgra Foods Inc.	54,775	1,075,233
Corn Products International Inc.	9,053	253,484

Hormel Foods Corp.	8,996	323,046
Sara Lee Corp.	80,607	857,658
Smithfield Foods Inc.(a)	16,411	222,369
SUPERVALU Inc.	28,102	416,753
Tyson Foods Inc. Class A	37,609	429,871

		3,578,414
FOREST PRODUCTS & PAPER—2.65%
International Paper Co.	48,713	916,292
Rayonier Inc.	9,620	375,084
Weyerhaeuser Co.	25,675	899,652

		2,191,028
GAS—2.73%
AGL Resources Inc.	9,367	314,919
Atmos Energy Corp.	11,223	304,817
Energen Corp.	8,878	366,839
NiSource Inc.	33,623	433,400
Southern Union Co.	12,743	246,959
UGI Corp.	13,193	348,823
Vectren Corp.	9,899	243,119

		2,258,876
HAND & MACHINE TOOLS—0.80%
Black & Decker Corp. (The)	7,322	275,307
Stanley Works (The)	9,593	385,159

		660,466
HEALTH CARE - SERVICES—0.71%
Coventry Health Care Inc.(a)	18,152	417,496
Health Net Inc.(a)	12,648	171,127

		588,623
HOME BUILDERS—1.20%
D.R. Horton Inc.	34,014	394,222
Pulte Homes Inc.	26,105	296,814
Toll Brothers Inc.(a)	15,551	304,178

		995,214
HOME FURNISHINGS—0.62%
Whirlpool Corp.(b)	9,018	514,838

		514,838
HOUSEHOLD PRODUCTS & WARES—1.33%
Avery Dennison Corp.	13,834	369,783
Fortune Brands Inc.	18,369	726,861

		1,096,644
HOUSEWARES—0.53%
Newell Rubbermaid Inc.	34,248	440,772

		440,772
INSURANCE—15.16%
American Financial Group Inc.	9,438	230,193
American International Group Inc.(b)	14,433	189,650
American National Insurance Co.	1,936	153,041
Arch Capital Group Ltd.(a)	6,876	427,618
Aspen Insurance Holdings Ltd.	9,187	228,481
Assurant Inc.	14,450	368,764
Axis Capital Holdings Ltd.	17,474	497,310

CIGNA Corp.	33,291	945,464
Cincinnati Financial Corp.	18,545	447,862
CNA Financial Corp.	3,570	60,868
Erie Indemnity Co. Class A	3,842	143,883
Everest Re Group Ltd.	7,138	572,610
Fidelity National Financial Inc. Class A	28,830	413,711
First American Corp.	10,020	296,091
Genworth Financial Inc. Class A	53,097	366,369
Hanover Insurance Group Inc. (The)	6,304	247,810
Hartford Financial Services Group Inc. (The)	39,780	655,972
HCC Insurance Holdings Inc.	13,750	345,125
Lincoln National Corp.	31,317	663,607
MBIA Inc.(a)(b)	19,984	83,733
Mercury General Corp.	3,252	114,048
Old Republic International Corp.	27,601	285,394
PartnerRe Ltd.	6,913	474,163
Principal Financial Group Inc.	35,642	844,715
Reinsurance Group of America Inc.	8,918	370,097
RenaissanceRe Holdings Ltd.	7,649	384,362
Torchmark Corp.	10,092	394,194
Transatlantic Holdings Inc.	7,009	331,596
Unum Group	40,569	761,480
W.R. Berkley Corp.	17,301	401,902
White Mountains Insurance Group Ltd.	936	241,488
XL Capital Ltd. Class A	41,831	588,980

		12,530,581
INTERNET—0.56%
Liberty Media Corp. - Liberty Interactive Group Series A(a)	69,270	461,338

		461,338
IRON & STEEL—1.33%
Steel Dynamics Inc.	25,533	417,720
United States Steel Corp.	17,136	681,156

		1,098,876
LEISURE TIME—1.07%
Harley-Davidson Inc.	28,466	643,332
Royal Caribbean Cruises Ltd.	16,424	238,476

		881,808
LODGING—0.37%
Wyndham Worldwide Corp.	21,864	305,003

		305,003
MACHINERY—0.24%
Terex Corp.(a)	12,823	194,653

		194,653
MANUFACTURING—3.49%
Eaton Corp.	20,088	1,042,969
Ingersoll-Rand PLC	38,887	1,123,057
SPX Corp.	6,000	316,920
Textron Inc.	30,011	403,348

		2,886,294
MEDIA—1.64%
CBS Corp. Class A	1,678	13,776
CBS Corp. Class B NVS	71,515	585,708

Dish Network Corp. Class A(a)	25,648	434,734
Washington Post Co. (The) Class B	717	323,725

		1,357,943
METAL FABRICATE & HARDWARE—0.27%
Commercial Metals Co.	13,720	226,929

		226,929
OFFICE & BUSINESS EQUIPMENT—1.69%
Pitney Bowes Inc.	25,411	524,737
Xerox Corp.	106,865	875,224

		1,399,961
OIL & GAS—2.37%
Forest Oil Corp.(a)	12,071	203,396
Newfield Exploration Co.(a)	16,117	633,882
Patterson-UTI Energy Inc.	18,904	261,064
Sunoco Inc.	14,427	356,203
Tesoro Corp.	16,917	221,444
Whiting Petroleum Corp.(a)	6,169	283,527

		1,959,516
OIL & GAS SERVICES—0.34%
Tidewater Inc.	6,313	284,085

		284,085
PACKAGING & CONTAINERS—2.64%
Bemis Co. Inc.	12,316	324,157
Crown Holdings Inc.(a)	19,528	490,153
Owens-Illinois Inc.(a)	20,425	693,224
Sealed Air Corp.	19,374	356,288
Sonoco Products Co.	12,179	322,500

		2,186,322
PHARMACEUTICALS—0.52%
King Pharmaceuticals Inc.(a)	30,148	273,442
Warner Chilcott Ltd. Class A(a)	10,281	155,243

		428,685
PIPELINES—1.93%
El Paso Corp.	86,422	869,405
National Fuel Gas Co.	8,261	335,231
ONEOK Inc.	11,893	393,658

		1,598,294
REAL ESTATE—0.36%
CB Richard Ellis Group Inc. Class A(a)	27,404	298,704

		298,704
REAL ESTATE INVESTMENT TRUSTS—4.54%
AMB Property Corp.	17,919	354,975
Annaly Capital Management Inc.	66,681	1,123,575
Camden Property Trust	7,983	235,578
Duke Realty Corp.	27,373	259,770
Host Hotels & Resorts Inc.	73,070	663,476
Liberty Property Trust	12,934	359,177
Mack-Cali Realty Corp.	9,368	261,461
Senior Housing Properties Trust	14,682	273,966
Weingarten Realty Investors	14,597	225,232

		3,757,210

RETAIL—3.40%
AutoNation Inc.(a)(b)	9,166	189,553
Foot Locker Inc.	18,908	209,501
J.C. Penney Co. Inc.	23,868	719,620
Limited Brands Inc.	33,552	434,163
Macy’s Inc.	51,422	715,280
Nordstrom Inc.(b)	20,557	543,527

		2,811,644
SAVINGS & LOANS—0.84%
First Niagara Financial Group Inc.	17,772	233,702
New York Community Bancorp Inc.(b)	42,057	460,104

		693,806
SEMICONDUCTORS—1.13%
Advanced Micro Devices Inc.(a)	75,118	274,932
Micron Technology Inc.(a)	102,576	655,461

		930,393
TELECOMMUNICATIONS—4.09%
CenturyTel Inc.	36,134	1,134,246
Frontier Communications Corp.	38,092	266,644
Level 3 Communications Inc.(a)	196,979	242,284
Qwest Communications International Inc.	170,594	658,493
Telephone and Data Systems Inc.	6,357	163,629
United States Cellular Corp.(a)	1,925	68,954
Virgin Media Inc.	35,827	374,392
Windstream Corp.	53,707	471,010

		3,379,652
TOYS, GAMES & HOBBIES—0.94%
Mattel Inc.	44,274	778,337

		778,337
TRANSPORTATION—0.29%
Ryder System Inc.	6,785	238,357

		238,357

TOTAL COMMON STOCKS
(Cost: $103,086,417)		82,509,666

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.96%

MONEY MARKET FUNDS—2.96%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	2,051,879	2,051,879
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	284,124	284,124
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	110,113	110,113

		2,446,116

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,446,116)		2,446,116

TOTAL INVESTMENTS IN SECURITIES—102.75%
(Cost: $105,532,533)	84,955,782
Other Assets, Less Liabilities—(2.75)%	(2,270,337)

NET ASSETS—100.00%	$82,685,445

NVS  -  Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.91%

AEROSPACE & DEFENSE—3.45%
AAR Corp.(a)(b)	15,310	$292,880
BE Aerospace Inc.(a)	39,089	631,678
Curtiss-Wright Corp.	17,861	589,949
Esterline Technologies Corp.(a)	11,711	332,944
Moog Inc. Class A(a)	15,149	408,417
Spirit AeroSystems Holdings Inc. Class A(a)	40,906	532,187
Teledyne Technologies Inc.(a)	13,293	435,080
Triumph Group Inc.	6,587	263,085

		3,486,220
AIRLINES—1.07%
AirTran Holdings Inc.(a)	47,114	341,105
JetBlue Airways Corp.(a)	98,800	504,868
UAL Corp.(a)	56,637	233,344

		1,079,317
APPAREL—2.17%
Carter’s Inc.(a)	22,308	632,209
Hanesbrands Inc.(a)	37,043	737,156
Liz Claiborne Inc.(b)	37,747	119,281
Timberland Co. Class A(a)	17,938	244,674
Wolverine World Wide Inc.	19,284	464,744

		2,198,064
BANKS—4.24%
BancFirst Corp.	2,785	99,787
Bank Mutual Corp.	18,575	182,778
First Citizens BancShares Inc. Class A	2,147	304,938
First Financial Bankshares Inc.	8,170	430,314
First Financial Corp.	4,304	139,837
1st Source Corp.	5,368	88,626
Glacier Bancorp Inc.	24,275	377,962
Hancock Holding Co.	10,449	422,035
Home Bancshares Inc.	6,288	136,827
IBERIABANK Corp.	7,816	366,101
International Bancshares Corp.	21,059	277,558
NBT Bancorp Inc.	13,511	309,942
Prosperity Bancshares Inc.	18,155	608,374
Texas Capital Bancshares Inc.(a)	13,714	227,790
Wilmington Trust Corp.	27,361	314,378

		4,287,247
BEVERAGES—0.04%
National Beverage Corp.(a)	4,000	42,680

		42,680
BIOTECHNOLOGY—0.91%
Geron Corp.(a)(b)	35,065	281,221
Nektar Therapeutics(a)	36,086	255,489

PDL BioPharma Inc.	47,085	387,510

		924,220
BUILDING MATERIALS—0.75%
Simpson Manufacturing Co. Inc.	14,950	424,580
Universal Forest Products Inc.	7,582	338,460

		763,040
CHEMICALS—1.91%
Minerals Technologies Inc.	7,406	321,939
NewMarket Corp.	4,313	326,278
NL Industries Inc.	2,768	18,905
OM Group Inc.(a)	12,153	409,070
Solutia Inc.(a)	45,032	402,586
Valhi Inc.	4,492	58,980
W.R. Grace & Co.(a)	23,763	395,179

		1,932,937
COAL—0.25%
Patriot Coal Corp.(a)(b)	30,308	253,678

		253,678
COMMERCIAL SERVICES—3.53%
ABM Industries Inc.	18,017	379,618
Administaff Inc.	9,004	225,640
Arbitron Inc.	10,412	169,507
Chemed Corp.	8,793	387,771
Corporate Executive Board Co. (The)	13,509	253,699
DynCorp International Inc.(a)	9,907	201,211
Euronet Worldwide Inc.(a)	18,763	394,774
Global Cash Access Inc.(a)	14,549	130,941
Landauer Inc.	3,616	241,983
MAXIMUS Inc.	6,883	293,353
McGrath RentCorp	9,365	179,995
MPS Group Inc.(a)	36,507	315,786
RSC Holdings Inc.(a)(b)	19,095	150,660
TeleTech Holdings Inc.(a)	14,315	239,347

		3,564,285
COMPUTERS—2.66%
CACI International Inc. Class A(a)	11,805	545,391
Electronics For Imaging Inc.(a)	19,479	222,061
Mentor Graphics Corp.(a)	36,563	253,747
Palm Inc.(a)	50,159	789,001
Perot Systems Corp. Class A(a)	34,032	543,831
STEC Inc.(a)	9,845	335,616

		2,689,647
COSMETICS & PERSONAL CARE—0.23%
Bare Escentuals Inc.(a)	26,607	235,738

		235,738
DISTRIBUTION & WHOLESALE—2.65%
Brightpoint Inc.(a)	26,140	155,272
Central European Distribution Corp.(a)	19,541	561,022
Owens & Minor Inc.	16,166	716,154
Pool Corp.	18,783	443,654
ScanSource Inc.(a)	10,384	296,256
Watsco Inc.	9,614	504,350

		2,676,708
DIVERSIFIED FINANCIAL SERVICES—3.58%
AmeriCredit Corp.(a)	23,544	369,405

Cohen & Steers Inc.(b)	8,424	153,906
Financial Federal Corp.	10,167	206,187
GFI Group Inc.	25,350	163,507
GLG Partners Inc.	67,570	272,307
Interactive Brokers Group Inc. Class A(a)	16,071	301,974
KBW Inc.(a)(b)	11,949	348,791
Knight Capital Group Inc. Class A(a)	36,733	682,132
MF Global Ltd.(a)(b)	38,588	246,191
Ocwen Financial Corp.(a)	16,781	239,129
Piper Jaffray Companies(a)	7,766	356,149
Portfolio Recovery Associates Inc.(a)(b)	6,053	279,346

		3,619,024
ELECTRICAL COMPONENTS & EQUIPMENT—1.28%
Belden Inc.	18,387	322,508
EnerSys Inc.(a)	16,324	323,052
GrafTech International Ltd.(a)	47,119	646,944

		1,292,504
ELECTRONICS—3.02%
AVX Corp.	20,208	222,086
Benchmark Electronics Inc.(a)	25,611	404,654
Brady Corp. Class A	18,805	553,055
Checkpoint Systems Inc.(a)	15,287	264,924
Cubic Corp.	6,316	247,335
Cymer Inc.(a)	11,712	400,668
Plexus Corp.(a)	15,515	398,580
Thomas & Betts Corp.(a)	21,023	560,053

		3,051,355
ENGINEERING & CONSTRUCTION—1.72%
EMCOR Group Inc.(a)	25,759	621,307
Granite Construction Inc.	13,534	458,532
Insituform Technologies Inc. Class A(a)	15,159	278,926
Layne Christensen Co.(a)	7,572	179,684
Tutor Perini Corp.(a)	10,752	198,374

		1,736,823
ENTERTAINMENT—0.83%
Churchill Downs Inc.	4,085	153,187
Cinemark Holdings Inc.	14,022	155,504
International Speedway Corp. Class A	11,030	282,037
National CineMedia Inc.	16,530	243,156

		833,884
ENVIRONMENTAL CONTROL—0.57%
Darling International Inc.(a)	32,377	228,582
Mine Safety Appliances Co.	12,519	351,659

		580,241
FOOD—2.79%
American Italian Pasta Co. Class A(a)	8,253	259,639
Cal-Maine Foods Inc.(b)	4,862	143,089
Hain Celestial Group Inc.(a)	15,970	265,262
J&J Snack Foods Corp.	5,484	237,677
Lance Inc.	12,550	318,017
Ruddick Corp.	16,593	389,935
Sanderson Farms Inc.	7,014	285,330
Tootsie Roll Industries Inc.	9,326	225,223
TreeHouse Foods Inc.(a)	12,221	396,571
Winn-Dixie Stores Inc.(a)	21,291	301,693

		2,822,436

FOREST PRODUCTS & PAPER—0.87%
Deltic Timber Corp.	4,491	201,960
Rock-Tenn Co. Class A	14,985	673,726

		875,686
GAS—0.90%
Laclede Group Inc. (The)	8,135	273,092
New Jersey Resources Corp.	16,611	641,185

		914,277
HAND & MACHINE TOOLS—1.07%
Baldor Electric Co.	16,769	431,969
Regal Beloit Corp.	13,923	645,470

		1,077,439
HEALTH CARE - PRODUCTS—0.42%
Invacare Corp.	12,230	249,492
Sirona Dental Systems Inc.(a)	6,910	179,591

		429,083
HEALTH CARE - SERVICES—3.15%
AMERIGROUP Corp.(a)	20,846	514,479
AmSurg Corp.(a)	12,125	250,017
Centene Corp.(a)	16,857	325,509
Gentiva Health Services Inc.(a)	11,384	242,252
Magellan Health Services Inc.(a)	13,959	451,713
Molina Healthcare Inc.(a)	5,179	116,786
Sun Healthcare Group Inc.(a)	17,244	167,784
Tenet Healthcare Corp.(a)	189,541	748,687
WellCare Health Plans Inc.(a)	16,508	367,468

		3,184,695
HOME BUILDERS—0.36%
Thor Industries Inc.(b)	15,020	359,128

		359,128
HOME FURNISHINGS—0.97%
Harman International Industries Inc.	22,970	566,900
Tempur-Pedic International Inc.	27,900	413,757

		980,657
HOUSEHOLD PRODUCTS & WARES—0.92%
Central Garden & Pet Co.(a)	7,114	87,218
Tupperware Brands Corp.	24,694	841,325

		928,543
HOUSEWARES—0.63%
National Presto Industries Inc.	1,892	152,041
Toro Co. (The)	14,023	486,037

		638,078
INSURANCE—1.66%
Navigators Group Inc. (The)(a)	5,675	279,834
ProAssurance Corp.(a)	13,068	663,593
RLI Corp.	7,657	379,864
Zenith National Insurance Corp.	14,675	350,292

		1,673,583
INTERNET—1.73%
Ariba Inc.(a)	33,810	355,343
Avocent Corp.(a)	17,683	274,263
EarthLink Inc.(a)	41,818	353,362

NutriSystem Inc.	11,398	162,194
TIBCO Software Inc.(a)	68,721	599,934

		1,745,096
IRON & STEEL—0.46%
Schnitzer Steel Industries Inc. Class A	8,554	459,949

		459,949
LEISURE TIME—0.16%
Callaway Golf Co.	25,592	163,021

		163,021
LODGING—0.53%
Boyd Gaming Corp.(a)	22,627	207,942
Choice Hotels International Inc.	11,786	328,240

		536,182
MACHINERY—2.21%
Applied Industrial Technologies Inc.	15,289	338,193
Astec Industries Inc.(a)	6,772	183,250
Gardner Denver Inc.(a)	20,362	594,367
Graco Inc.	23,672	585,645
Manitowoc Co. Inc. (The)	50,995	315,149
Robbins & Myers Inc.	10,210	213,695

		2,230,299
MACHINERY - DIVERSIFIED—0.21%
Chart Industries Inc.(a)	11,145	214,653

		214,653
MANUFACTURING—1.86%
Actuant Corp. Class A	26,051	334,495
Acuity Brands Inc.	16,076	474,403
Ameron International Corp.	3,370	251,132
Brink’s Co. (The)	18,076	490,763
Griffon Corp.(a)	19,526	188,231
Tredegar Corp.	9,509	139,212

		1,878,236
MEDIA—0.48%
Liberty Media Corp. - Liberty Capital Group Series A(a)	33,440	487,555

		487,555
METAL FABRICATE & HARDWARE—1.00%
CIRCOR International Inc.	6,671	153,833
Mueller Industries Inc.	14,605	347,015
Mueller Water Products Inc. Class A	45,528	175,738
Worthington Industries Inc.	25,380	335,524

		1,012,110
MINING—0.85%
AMCOL International Corp.	10,224	192,313
Hecla Mining Co.(a)(b)	85,458	269,193
Stillwater Mining Co.(a)	17,622	117,891
Titanium Metals Corp.	33,761	282,580

		861,977
OFFICE FURNISHINGS—0.35%
Herman Miller Inc.	21,152	351,335

		351,335

OIL & GAS—3.33%
Atlas America Inc.	14,004	281,620
Berry Petroleum Co. Class A	15,667	371,621
Bill Barrett Corp.(a)	13,157	415,630
CVR Energy Inc.(a)	21,459	183,260
Delek US Holdings Inc.	5,478	46,673
Mariner Energy Inc.(a)	38,941	466,903
Parker Drilling Co.(a)	45,179	208,727
Rosetta Resources Inc.(a)	20,411	211,662
St. Mary Land & Exploration Co.	24,561	586,271
Unit Corp.(a)	18,624	590,195

		3,362,562
OIL & GAS SERVICES—3.27%
Cal Dive International Inc.(a)	18,191	162,446
Exterran Holdings Inc.(a)	24,565	427,185
Global Industries Ltd.(a)	40,584	277,189
Hornbeck Offshore Services Inc.(a)	9,419	205,146
Key Energy Services Inc.(a)	48,169	334,293
Lufkin Industries Inc.	5,799	263,275
NATCO Group Inc. Class A(a)	7,847	282,963
Oil States International Inc.(a)	19,509	529,084
SEACOR Holdings Inc.(a)	7,476	594,192
Tetra Technologies Inc.(a)	29,395	226,635

		3,302,408
PACKAGING & CONTAINERS—0.56%
Graphic Packaging Holding Co.(a)	30,824	65,655
Silgan Holdings Inc.	10,011	503,153

		568,808
PHARMACEUTICALS—3.89%
MannKind Corp.(a)(b)	21,650	173,416
Medarex Inc.(a)	50,345	798,975
Medicis Pharmaceutical Corp. Class A	22,171	379,568
Medivation Inc.(a)(b)	12,958	320,710
NBTY Inc.(a)	22,098	799,948
Sepracor Inc.(a)	43,043	746,796
Valeant Pharmaceuticals International(a)	27,552	710,842

		3,930,255
REAL ESTATE INVESTMENT TRUSTS—5.43%
Acadia Realty Trust	15,611	213,871
BioMed Realty Trust Inc.	37,887	442,520
BRE Properties Inc. Class A	20,194	479,204
EastGroup Properties Inc.	9,893	343,485
Extra Space Storage Inc.	33,829	297,019
Home Properties Inc.	12,973	463,136
Investors Real Estate Trust	22,919	213,376
Mid-America Apartment Communities Inc.	11,088	439,861
Omega Healthcare Investors Inc.	32,263	539,115
PS Business Parks Inc.	6,074	314,087
Saul Centers Inc.	4,531	153,465
Tanger Factory Outlet Centers Inc.	12,437	442,011
Taubman Centers Inc.	20,786	553,115
Washington Real Estate Investment Trust	23,005	588,698

		5,482,963
RETAIL—6.80%
Buckle Inc. (The)	10,433	322,797
Cash America International Inc.	11,643	311,217
CEC Entertainment Inc.(a)	9,083	264,951
Chico’s FAS Inc.(a)	69,343	795,364
Children’s Place Retail Stores Inc. (The)(a)	9,547	312,855

DineEquity Inc.	6,062	149,792
Dress Barn Inc.(a)	17,586	274,166
Fred’s Inc. Class A	14,656	197,563
J. Crew Group Inc.(a)	20,376	573,788
Jack in the Box Inc.(a)	22,414	472,935
Jo-Ann Stores Inc.(a)	10,407	242,483
Men’s Wearhouse Inc. (The)	18,351	396,565
Nu Skin Enterprises Inc. Class A	20,284	365,315
Pantry Inc. (The)(a)	8,712	152,896
Papa John’s International Inc.(a)	8,661	220,076
Penske Automotive Group Inc.	15,718	325,048
PriceSmart Inc.	5,670	92,478
Rite Aid Corp.(a)	238,801	348,649
Rush Enterprises Inc. Class A(a)	10,286	134,747
Sally Beauty Holdings Inc.(a)	33,359	232,846
Systemax Inc.(a)	4,274	55,690
Ulta Salon Cosmetics & Fragrance Inc.(a)	10,879	123,259
World Fuel Services Corp.	11,510	504,829

		6,870,309
SAVINGS & LOANS—0.42%
Brookline Bancorp Inc.	23,058	268,626
Northwest Bancorp Inc.	7,797	159,761

		428,387
SEMICONDUCTORS—4.26%
Emulex Corp.(a)	32,279	294,707
Integrated Device Technology Inc.(a)	64,794	438,655
International Rectifier Corp.(a)	28,789	476,746
Intersil Corp. Class A	48,271	693,654
Micrel Inc.	17,472	136,631
QLogic Corp.(a)	46,861	611,536
Rambus Inc.(a)	41,487	702,375
Teradyne Inc.(a)	68,268	537,952
TriQuint Semiconductor Inc.(a)	57,629	413,776

		4,306,032
SOFTWARE—4.22%
Acxiom Corp.	31,040	299,536
CommVault Systems Inc.(a)	15,282	266,060
CSG Systems International Inc.(a)	13,840	230,851
JDA Software Group Inc.(a)	12,136	250,123
Lawson Software Inc.(a)	49,170	292,070
MicroStrategy Inc. Class A(a)	3,614	220,635
Novell Inc.(a)	135,941	622,610
Parametric Technology Corp.(a)	45,653	589,380
Solera Holdings Inc.(a)	27,352	736,589
SYNNEX Corp.(a)	6,863	195,046
Take-Two Interactive Software Inc.	31,661	301,413
VeriFone Holdings Inc.(a)	29,391	264,813

		4,269,126
TELECOMMUNICATIONS—5.38%
ADC Telecommunications Inc.(a)	38,030	276,858
ADTRAN Inc.	24,530	592,645
Anixter International Inc.(a)	12,097	413,959
ARRIS Group Inc.(a)	48,848	594,969
Black Box Corp.	6,937	190,559
EchoStar Corp. Class A(a)	15,387	226,804
JDS Uniphase Corp.(a)	84,658	496,096
MasTec Inc.(a)	19,020	196,857
NTELOS Holdings Corp.	11,331	175,517
Plantronics Inc.	19,240	455,411

Premiere Global Services Inc.(a)	22,451	215,305
RF Micro Devices Inc.(a)	95,034	494,177
SAVVIS Inc.(a)	15,386	223,251
Sonus Networks Inc.(a)	80,025	152,047
Sycamore Networks Inc.(a)	75,631	257,145
Syniverse Holdings Inc.(a)	26,925	471,995

		5,433,595
TEXTILES—0.22%
UniFirst Corp.	5,666	220,521

		220,521
TRANSPORTATION—2.99%
Con-way Inc.	18,206	829,283
Forward Air Corp.	11,391	263,474
Genco Shipping & Trading Ltd.(b)	10,811	258,491
GulfMark Offshore Inc.(a)	10,185	325,818
Heartland Express Inc.	21,918	337,537
Hub Group Inc. Class A(a)	14,955	321,383
Overseas Shipholding Group Inc.	9,360	321,516
Werner Enterprises Inc.	20,218	365,137

		3,022,639
TRUCKING & LEASING—0.41%
GATX Corp.	16,436	414,516

		414,516
WATER—0.29%
California Water Service Group	7,638	289,251

		289,251

TOTAL COMMON STOCKS
(Cost: $107,591,807)		100,973,002

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.07%

MONEY MARKET FUNDS—3.07%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	2,683,550	2,683,550
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	371,592	371,592
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	49,145	49,145

		3,104,287

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,104,287)		3,104,287

TOTAL INVESTMENTS IN SECURITIES—102.98%
(Cost: $110,696,094)		104,077,289
Other Assets, Less Liabilities—(2.98)%		(3,011,478)

NET ASSETS—100.00%		$101,065,811

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.97%

AEROSPACE & DEFENSE—0.72%
AeroVironment Inc.(a)	4,696	$133,554
HEICO Corp.	2,076	76,667
HEICO Corp. Class A	4,468	126,355
Orbital Sciences Corp.(a)	18,968	256,827

		593,403
AIRLINES—0.24%
Allegiant Travel Co.(a)	4,504	195,068

		195,068
APPAREL—2.14%
Deckers Outdoor Corp.(a)	4,356	294,509
Gymboree Corp.(a)	9,610	382,286
Iconix Brand Group Inc.(a)	19,845	347,684
True Religion Apparel Inc.(a)(b)	8,362	186,974
Warnaco Group Inc. (The)(a)	15,133	549,782

		1,761,235
AUTO MANUFACTURERS—0.14%
Force Protection Inc.(a)	22,820	117,979

		117,979
AUTO PARTS & EQUIPMENT—0.49%
WABCO Holdings Inc.	21,222	403,430

		403,430
BANKS—1.54%
Pinnacle Financial Partners Inc.(a)	10,475	163,410
PrivateBancorp Inc.	14,933	370,786
Signature Bank(a)	11,664	343,855
SVB Financial Group(a)	10,944	385,776

		1,263,827
BIOTECHNOLOGY—2.84%
Acorda Therapeutics Inc.(a)	12,530	316,508
AMAG Pharmaceuticals Inc.(a)	5,646	256,385
Celera Corp.(a)	26,497	158,982
Genomic Health Inc.(a)	5,275	88,936
Halozyme Therapeutics Inc.(a)	22,954	162,055
Integra LifeSciences Holdings Corp.(a)	7,083	224,248
InterMune Inc.(a)(b)	12,200	186,416
Martek Biosciences Corp.	10,933	254,302
Regeneron Pharmaceuticals Inc.(a)	20,853	447,088
Seattle Genetics Inc.(a)	20,035	241,422

		2,336,342
BUILDING MATERIALS—1.04%
Broadwind Energy Inc.(a)	10,417	110,420
Eagle Materials Inc.	14,423	393,748
Texas Industries Inc.(b)	7,714	350,987

		855,155

COAL—0.13%
International Coal Group Inc.(a)	35,286	109,387

		109,387
COMMERCIAL SERVICES—8.75%
Aaron’s Inc.	15,195	417,407
American Public Education Inc.(a)	5,991	211,902
Bankrate Inc.(a)	4,910	140,917
Brinks Home Security Holdings Inc.(a)	15,166	452,250
Capella Education Co.(a)	4,909	315,943
CBIZ Inc.(a)	16,181	105,824
Coinstar Inc.(a)	9,305	309,205
Corinthian Colleges Inc.(a)	26,287	405,871
CoStar Group Inc.(a)(b)	6,487	238,268
Forrester Research Inc.(a)	4,799	108,313
Gartner Inc.(a)	21,143	361,545
GEO Group Inc. (The)(a)	16,910	304,042
Grand Canyon Education Inc.(a)	5,266	92,208
Healthcare Services Group Inc.	12,951	241,795
HMS Holdings Corp.(a)	8,585	329,664
Huron Consulting Group Inc.(a)	7,170	317,989
K12 Inc.(a)(b)	6,904	129,588
Korn/Ferry International(a)	14,767	205,409
Lincoln Educational Services Corp.(a)	2,846	57,945
Navigant Consulting Inc.(a)	15,939	189,674
PAREXEL International Corp.(a)	19,259	297,937
Resources Connection Inc.(a)	14,930	225,443
RiskMetrics Group Inc.(a)	10,249	186,942
Rollins Inc.	17,149	314,341
Sotheby’s	22,337	336,619
VistaPrint Ltd.(a)(b)	13,027	537,364
Wright Express Corp.(a)	12,701	359,184

		7,193,589
COMPUTERS—3.44%
Cadence Design Systems Inc.(a)	87,318	515,176
Jack Henry & Associates Inc.	27,767	596,157
Riverbed Technology Inc.(a)	18,477	369,725
SRA International Inc. Class A(a)	13,965	275,110
Sykes Enterprises Inc.(a)	10,869	216,293
Synaptics Inc.(a)(b)	11,265	270,022
Syntel Inc.	7,520	297,642
3PAR Inc.(a)	10,863	104,176
Tyler Technologies Inc.(a)	11,655	179,487

		2,823,788
COSMETICS & PERSONAL CARE—0.49%
Chattem Inc.(a)	6,452	404,347

		404,347
DISTRIBUTION & WHOLESALE—0.30%
Beacon Roofing Supply Inc.(a)	14,791	248,045

		248,045
DIVERSIFIED FINANCIAL SERVICES—1.33%
Credit Acceptance Corp.(a)	1,901	50,357
Investment Technology Group Inc.(a)	14,448	322,913
optionsXpress Holdings Inc.	14,960	270,327
Stifel Financial Corp.(a)	9,065	452,615

		1,096,212

ELECTRIC—0.29%
Ormat Technologies Inc.	5,969	236,313

		236,313
ELECTRICAL COMPONENTS & EQUIPMENT—0.99%
American Superconductor Corp.(a)(b)	13,385	430,595
Energy Conversion Devices Inc.(a)(b)	15,071	214,611
Greatbatch Inc.(a)	7,546	166,314

		811,520
ELECTRONICS—5.30%
American Science and Engineering Inc.	3,030	211,342
Analogic Corp.	4,258	161,421
Axsys Technologies Inc.(a)	3,138	168,416
Badger Meter Inc.	4,925	181,486
Cogent Inc.(a)	12,645	144,153
Dionex Corp.(a)	5,876	387,287
FEI Co.(a)	12,319	301,815
Gentex Corp.	45,622	682,961
II-VI Inc.(a)	8,428	202,188
Itron Inc.(a)	12,196	636,265
L-1 Identity Solutions Inc.(a)	27,087	213,175
Rofin-Sinar Technologies Inc.(a)	9,518	206,636
Varian Inc.(a)	9,609	487,753
Woodward Governor Co.	18,986	372,885

		4,357,783
ENERGY - ALTERNATE SOURCES—0.21%
Ener1 Inc.(a)	17,195	109,704
GT Solar International Inc.(a)	9,999	61,994

		171,698
ENGINEERING & CONSTRUCTION—0.22%
Stanley Inc.(a)	5,768	177,308

		177,308
ENTERTAINMENT—1.37%
Bally Technologies Inc.(a)	18,024	652,649
Pinnacle Entertainment Inc.(a)	19,867	199,266
Vail Resorts Inc.(a)	9,625	275,371

		1,127,286
ENVIRONMENTAL CONTROL—1.44%
Calgon Carbon Corp.(a)	17,981	227,819
Clean Harbors Inc.(a)	6,803	354,913
Tetra Tech Inc.(a)	19,956	601,075

		1,183,807
FOOD—0.43%
United Natural Foods Inc.(a)	13,015	351,795

		351,795
HAND & MACHINE TOOLS—0.24%
Franklin Electric Co. Inc.	5,989	194,044

		194,044
HEALTH CARE - PRODUCTS—7.17%
Align Technology Inc.(a)	19,781	215,811
American Medical Systems Holdings Inc.(a)	24,440	373,688
Bruker Corp.(a)	16,896	169,974
Cepheid Inc.(a)	19,182	202,754
ev3 Inc.(a)	21,502	263,830
Haemonetics Corp.(a)	8,421	496,923
ICU Medical Inc.(a)	4,477	174,290
Immucor Inc.(a)	23,203	386,562

Luminex Corp.(a)	13,765	243,228
Masimo Corp.(a)	17,216	420,931
Meridian Bioscience Inc.	13,395	294,958
NuVasive Inc.(a)(b)	12,065	499,370
PSS World Medical Inc.(a)	20,074	405,696
Steris Corp.	17,890	502,351
Thoratec Corp.(a)	18,581	467,126
Volcano Corp.(a)	13,497	205,019
West Pharmaceutical Services Inc.	10,855	396,207
Wright Medical Group Inc.(a)	12,443	173,207

		5,891,925
HEALTH CARE - SERVICES—2.15%
Amedisys Inc.(a)	9,051	404,670
athenahealth Inc.(a)	10,463	386,503
Emeritus Corp.(a)	6,662	77,612
Genoptix Inc.(a)	5,546	173,645
LHC Group Inc.(a)	4,837	141,966
National Healthcare Corp.	2,929	109,105
Psychiatric Solutions Inc.(a)	17,578	474,958

		1,768,459
HOME FURNISHINGS—0.42%
TiVo Inc.(a)	33,828	346,737

		346,737
HOUSEHOLD PRODUCTS & WARES—0.50%
Fossil Inc.(a)	15,653	412,300

		412,300
INSURANCE—0.37%
Tower Group Inc.	12,085	301,762

		301,762
INTERNET—4.33%
Blue Coat Systems Inc.(a)	12,232	228,616
Blue Nile Inc.(a)	4,842	223,846
CyberSource Corp.(a)	23,064	399,930
DealerTrack Holdings Inc.(a)	12,216	242,243
Digital River Inc.(a)	12,650	447,178
GSI Commerce Inc.(a)(b)	8,272	150,881
HLTH Corp.(a)	30,329	445,230
j2 Global Communications Inc.(a)	14,519	348,311
Rackspace Hosting Inc.(a)	24,430	342,997
Sapient Corp.(a)	29,533	197,280
ValueClick Inc.(a)	28,748	330,602
Websense Inc.(a)	13,506	199,889

		3,557,003
LEISURE TIME—1.04%
Life Time Fitness Inc.(a)	13,132	334,209
WMS Industries Inc.(a)	14,416	521,283

		855,492
MACHINERY—2.18%
Cognex Corp.	12,014	198,231
Intermec Inc.(a)	15,868	216,440
Lindsay Corp.(b)	3,751	133,048
Middleby Corp. (The)(a)	6,128	299,659
Nordson Corp.	10,283	461,707
Zebra Technologies Corp. Class A(a)	19,683	481,053

		1,790,138

MANUFACTURING—1.41%
ESCO Technologies Inc.(a)	8,589	352,922
Hexcel Corp.(a)	31,881	325,505
Matthews International Corp. Class A	10,110	316,039
Raven Industries Inc.	5,668	162,672

		1,157,138
MEDIA—0.89%
CKX Inc.(a)	21,592	155,462
Sirius XM Radio Inc.(a)(b)	1,278,161	575,172

		730,634
METAL FABRICATE & HARDWARE—0.65%
Kaydon Corp.	11,009	359,664
RBC Bearings Inc.(a)	7,189	170,379

		530,043
MINING—0.67%
Royal Gold Inc.	13,395	550,267

		550,267
OIL & GAS—2.42%
Apco Oil & Gas International Inc.	3,016	81,613
Arena Resources Inc.(a)	12,641	412,476
Atwood Oceanics Inc.(a)	18,218	525,407
BPZ Resources Inc.(a)	28,467	204,962
Carrizo Oil & Gas Inc.(a)(b)	9,034	171,646
Contango Oil & Gas Co.(a)	4,428	205,415
Goodrich Petroleum Corp.(a)(b)	8,732	223,976
McMoRan Exploration Co.(a)	25,656	163,172

		1,988,667
OIL & GAS SERVICES—0.97%
CARBO Ceramics Inc.	6,776	282,491
Dril-Quip Inc.(a)	9,997	422,773
RPC Inc.	10,732	88,217

		793,481
PHARMACEUTICALS—7.39%
Alkermes Inc.(a)	31,338	323,408
Allos Therapeutics Inc.(a)	21,655	174,756
Alnylam Pharmaceuticals Inc.(a)	11,697	272,189
Amylin Pharmaceuticals Inc.(a)	46,693	686,854
Auxilium Pharmaceuticals Inc.(a)	14,154	437,783
BioMarin Pharmaceutical Inc.(a)	32,994	541,432
Catalyst Health Solutions Inc.(a)	12,543	323,359
Cubist Pharmaceuticals Inc.(a)	19,063	378,782
Isis Pharmaceuticals Inc.(a)	30,768	562,439
Medicines Co. (The)(a)	17,063	138,381
Onyx Pharmaceuticals Inc.(a)	18,824	676,158
PharMerica Corp.(a)	10,033	210,292
Theravance Inc.(a)	17,584	265,518
United Therapeutics Corp.(a)	7,722	715,212
ViroPharma Inc.(a)	25,544	188,259
XenoPort Inc.(a)	8,958	181,937

		6,076,759
REAL ESTATE—0.23%
Hilltop Holdings Inc.(a)	15,937	191,244

		191,244
REAL ESTATE INVESTMENT TRUSTS—0.74%
Alexander’s Inc.	869	239,444
Equity Lifestyle Properties Inc.	8,936	372,363

		611,807

RETAIL—6.20%
Bebe Stores Inc.	9,795	71,210
Buffalo Wild Wings Inc.(a)	5,498	221,844
Casey’s General Stores Inc.	16,783	460,358
Cheesecake Factory Inc. (The)(a)	18,792	364,001
Dick’s Sporting Goods Inc.(a)	28,869	573,050
EZCORP Inc.(a)	14,012	177,252
Hibbett Sports Inc.(a)	9,383	172,741
Jos. A. Bank Clothiers Inc.(a)	6,001	219,577
MSC Industrial Direct Co. Inc. Class A	14,532	570,236
99 Cents Only Stores(a)	12,402	181,689
P.F. Chang’s China Bistro Inc.(a)(b)	7,448	252,562
Panera Bread Co. Class A(a)	9,849	541,301
Sonic Corp.(a)	20,220	223,027
Texas Roadhouse Inc. Class A(a)(b)	17,039	189,644
Tractor Supply Co.(a)	12,010	576,120
Under Armour Inc. Class A(a)(b)	12,210	296,581

		5,091,193
SAVINGS & LOANS—0.96%
Beneficial Mutual Bancorp Inc.(a)	11,998	107,142
Investors Bancorp Inc.(a)	14,815	146,520
Kearny Financial Corp.	6,895	77,845
NewAlliance Bancshares Inc.	33,111	405,610
Oritani Financial Corp.	3,643	49,763

		786,880
SEMICONDUCTORS—9.09%
Cabot Microelectronics Corp.(a)	7,743	262,643
Cavium Networks Inc.(a)	12,127	228,836
Cypress Semiconductor Corp.(a)	47,987	509,622
Diodes Inc.(a)	10,528	194,347
FormFactor Inc.(a)	16,371	377,352
Hittite Microwave Corp.(a)	6,356	223,223
IPG Photonics Corp.(a)	8,471	90,894
Microsemi Corp.(a)	26,897	367,144
MKS Instruments Inc.(a)	14,493	280,729
Monolithic Power Systems Inc.(a)	11,180	248,084
NetLogic Microsystems Inc.(a)	6,151	244,441
Novellus Systems Inc.(a)	32,361	633,305
PMC-Sierra Inc.(a)	71,917	658,041
Power Integrations Inc.	8,890	260,388
Semtech Corp.(a)	20,048	368,883
Silicon Laboratories Inc.(a)	14,830	635,169
Skyworks Solutions Inc.(a)	55,295	667,964
Tessera Technologies Inc.(a)	16,031	450,311
Varian Semiconductor Equipment Associates Inc.(a)	24,066	771,075

		7,472,451
SOFTWARE—7.09%
ACI Worldwide Inc.(a)	11,333	170,788
Advent Software Inc.(a)	4,714	171,825
Blackbaud Inc.	14,379	268,887
Blackboard Inc.(a)	9,692	329,237
Concur Technologies Inc.(a)	13,935	480,618
Eclipsys Corp.(a)	18,626	338,993
Informatica Corp.(a)	28,874	530,993
ManTech International Corp. Class A(a)	7,279	387,971
MedAssets Inc.(a)	11,267	210,468
MSCI Inc. Class A(a)	33,157	926,738
NetSuite Inc.(a)(b)	6,179	75,137
Omniture Inc.(a)(b)	25,316	346,323
Pegasystems Inc.	5,123	144,981

Phase Forward Inc.(a)	14,107	200,319
Progress Software Corp.(a)	13,232	299,440
Quality Systems Inc.	5,966	327,474
Quest Software Inc.(a)	21,787	321,140
SPSS Inc.(a)	5,978	295,791

		5,827,123
STORAGE & WAREHOUSING—0.23%
Mobile Mini Inc.(a)	11,506	186,167

		186,167
TELECOMMUNICATIONS—6.53%
Atheros Communications Inc.(a)	19,997	499,925
Cbeyond Inc.(a)	9,084	127,358
Centennial Communications Corp.(a)	22,210	170,351
Ciena Corp.(a)	29,945	334,186
Clearwire Corp. Class A(a)	20,930	169,533
Comtech Telecommunications Corp.(a)	9,329	297,315
Harmonic Inc.(a)	31,354	217,283
Infinera Corp.(a)	30,960	209,599
InterDigital Inc.(a)	14,484	428,871
NeuStar Inc. Class A(a)	23,949	543,163
Neutral Tandem Inc.(a)	6,931	214,861
Polycom Inc.(a)	27,578	654,978
Starent Networks Corp.(a)	13,941	334,305
Tekelec(a)	21,918	403,072
tw telecom inc.(a)	49,392	488,981
Viasat Inc.(a)	10,216	275,832

		5,369,613
TRANSPORTATION—2.03%
Genesee & Wyoming Inc. Class A(a)	12,460	340,033
Kansas City Southern Industries Inc.(a)	30,226	613,890
Knight Transportation Inc.	19,427	352,406
Old Dominion Freight Line Inc.(a)	10,065	358,616

		1,664,945
WATER—0.23%
PICO Holdings Inc.(a)	6,243	189,350

		189,350

TOTAL COMMON STOCKS
(Cost: $84,584,169)		82,154,939

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.89%

MONEY MARKET FUNDS—6.89%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	4,951,872	4,951,872
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	685,687	685,687
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	27,177	27,177

		5,664,736

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,664,736)	5,664,736

TOTAL INVESTMENTS IN SECURITIES—106.86%
(Cost: $90,248,905)	87,819,675
Other Assets, Less Liabilities—(6.86)%	(5,639,404)

NET ASSETS—100.00%	$82,180,271

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

July 31, 2009

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.70%
Harte-Hanks Inc.	14,719	$159,260
Lamar Advertising Co. Class A(a)(b)	21,949	461,807

		621,067
AGRICULTURE—0.66%
Universal Corp.	9,704	369,431
Vector Group Ltd.(b)	14,327	212,899

		582,330
AIRLINES—1.25%
Alaska Air Group Inc.(a)	13,722	316,429
Continental Airlines Inc. Class B(a)	46,817	522,946
SkyWest Inc.	21,521	272,886

		1,112,261
APPAREL—1.51%
Columbia Sportswear Co.	5,701	201,872
Jones Apparel Group Inc.	32,589	448,425
Phillips-Van Heusen Corp.	19,578	692,670

		1,342,967
AUTO MANUFACTURERS—0.87%
Oshkosh Corp.	28,264	775,847

		775,847
AUTO PARTS & EQUIPMENT—0.91%
Cooper Tire & Rubber Co.	22,352	329,916
Federal Mogul Corp. Class A(a)	9,540	134,800
TRW Automotive Holdings Corp.(a)	20,531	345,537

		810,253
BANKS—7.65%
Cathay General Bancorp(b)	18,878	172,167
Chemical Financial Corp.	8,411	182,771
City Holding Co.	6,141	197,863
Community Bank System Inc.	12,611	228,637
CVB Financial Corp.	33,260	250,780
East West Bancorp Inc.	32,360	286,062
F.N.B. Corp.	42,456	329,459
First Commonwealth Financial Corp.	30,231	201,641
First Midwest Bancorp Inc.	18,948	158,405
Fulton Financial Corp.	67,353	455,306
MB Financial Inc.	13,512	185,790
National Penn Bancshares Inc.	33,098	164,828
Old National Bancorp	25,372	286,704
PacWest Bancorp	9,933	159,723

Park National Corp.	4,282	272,977
S&T Bancorp Inc.	10,652	146,039
Sterling Bancshares Inc.	31,497	254,181
Susquehanna Bancshares Inc.	33,279	175,048
Synovus Financial Corp.	105,340	369,743
TrustCo Bank Corp. NY	29,286	184,209
Trustmark Corp.	19,062	379,334
Umpqua Holdings Corp.	23,174	224,788
United Bancshares Inc.	16,341	331,069
WesBanco Inc.	9,514	158,598
Westamerica Bancorporation(b)	10,906	569,948
Whitney Holding Corp.	26,014	227,883
Wintrust Financial Corp.	9,216	240,998

		6,794,951
BUILDING MATERIALS—0.60%
Armstrong World Industries Inc.(a)	6,910	169,986
USG Corp.(a)(b)	25,710	363,539

		533,525
CHEMICALS—3.58%
Arch Chemicals Inc.	9,439	250,605
Cabot Corp.	19,391	354,855
Cytec Industries Inc.	18,274	458,677
H.B. Fuller Co.	18,368	370,299
Huntsman Corp.	63,028	386,992
Olin Corp.	26,312	362,842
Rockwood Holdings Inc.(a)	19,370	347,110
Sensient Technologies Corp.	18,612	468,836
Westlake Chemical Corp.	7,060	176,429

		3,176,645
COAL—0.22%
James River Coal Co.(a)	10,501	195,004

		195,004
COMMERCIAL SERVICES—3.34%
Convergys Corp.(a)	44,202	473,403
Deluxe Corp.	19,550	305,957
HealthSpring Inc.(a)	19,873	250,996
Hillenbrand Inc.	23,629	428,157
PHH Corp.(a)(b)	20,609	377,763
Rent-A-Center Inc.(a)	25,213	523,422
Service Corp. International	96,074	607,188

		2,966,886
COMPUTERS—0.84%
Lexmark International Inc. Class A(a)	29,953	433,719
Netezza Corp.(a)	9,541	86,251
Unisys Corp.(a)	128,828	230,602

		750,572
DISTRIBUTION & WHOLESALE—1.67%
Tech Data Corp.(a)	19,130	668,211
United Stationers Inc.(a)	9,003	417,919
WESCO International Inc.(a)	16,078	396,966

		1,483,096
DIVERSIFIED FINANCIAL SERVICES—0.74%
Advanta Corp. Class B(b)	15,040	4,963

E*TRADE Financial Corp.(a)(b)	384,479	576,718
Student Loan Corp. (The)	1,657	74,482

		656,163
ELECTRIC—7.22%
ALLETE Inc.	10,490	335,470
Avista Corp.	20,761	384,494
Black Hills Corp.	14,805	385,078
CH Energy Group Inc.	5,801	287,091
Cleco Corp.	22,742	538,758
Dynegy Inc. Class A(a)	194,089	390,119
El Paso Electric Co.(a)	17,431	263,382
Empire District Electric Co. (The)	13,011	238,752
Hawaiian Electric Industries Inc.	34,750	620,982
IDACORP Inc.	17,851	494,830
MGE Energy Inc.	8,597	308,374
NorthWestern Corp.	13,600	329,120
Otter Tail Corp.	12,185	284,032
PNM Resources Inc.	29,957	365,475
Portland General Electric Co.	28,654	545,286
UIL Holdings Corp.	11,124	271,426
UniSource Energy Corp.	13,553	374,063

		6,416,732
ELECTRONICS—0.85%
Vishay Intertechnology Inc.(a)	65,157	463,266
Watts Water Technologies Inc. Class A	11,171	294,244

		757,510
ENTERTAINMENT—0.22%
Speedway Motorsports Inc.	5,439	86,806
Warner Music Group Corp.(a)	19,835	111,473

		198,279
ENVIRONMENTAL CONTROL—0.29%
EnergySolutions Inc.	29,738	256,044

		256,044
FOOD—1.53%
Del Monte Foods Co.	75,270	727,108
Fresh Del Monte Produce Inc.(a)	16,089	344,465
Seaboard Corp.	137	150,015
Weis Markets Inc.	4,099	135,554

		1,357,142
FOREST PRODUCTS & PAPER—1.53%
Louisiana-Pacific Corp.(a)	40,402	170,496
P.H. Glatfelter Co.	17,622	182,388
Potlatch Corp.	15,789	466,881
Temple-Inland Inc.	34,360	538,078

		1,357,843
GAS—2.83%
Nicor Inc.	17,027	620,464
Northwest Natural Gas Co.	9,940	443,722
South Jersey Industries Inc.	11,025	406,602
Southwest Gas Corp.	17,076	413,581
WGL Holdings Inc.	18,930	626,962

		2,511,331

HAND & MACHINE TOOLS—0.67%
Kennametal Inc.	27,915	595,148

		595,148
HEALTH CARE - PRODUCTS—1.00%
Cooper Companies Inc. (The)	17,318	475,206
Hill-Rom Holdings Inc.	24,023	411,754

		886,960
HEALTH CARE - SERVICES—2.25%
Brookdale Senior Living Inc.	20,978	224,674
Health Management Associates Inc. Class A(a)	92,979	560,663
HealthSouth Corp.(a)	33,383	480,715
Kindred Healthcare Inc.(a)	12,468	175,051
LifePoint Hospitals Inc.(a)	20,281	560,972

		2,002,075
HOME BUILDERS—2.98%
Centex Corp.(a)	47,378	516,894
KB Home	29,115	485,929
Lennar Corp. Class A	49,241	583,013
Lennar Corp. Class B	4,415	40,221
M.D.C. Holdings Inc.	13,825	487,193
Meritage Homes Corp.(a)	11,126	238,096
Ryland Group Inc.	15,042	300,389

		2,651,735
HOUSEHOLD PRODUCTS & WARES—1.19%
Helen of Troy Ltd.(a)	10,742	233,639
Jarden Corp.(a)(b)	33,297	820,771

		1,054,410
INSURANCE—9.42%
Allied World Assurance Holdings Ltd.	13,624	592,099
AmTrust Financial Services Inc.	15,636	191,072
Argo Group International Holdings Ltd.(a)	11,793	396,245
Assured Guaranty Ltd.	37,332	521,528
Baldwin & Lyons Inc. Class B	3,037	65,812
CNA Surety Corp.(a)	5,898	92,717
Delphi Financial Group Inc. Class A	16,905	402,846
Employers Holdings Inc.	17,789	247,623
Endurance Specialty Holdings Ltd.	19,380	646,711
Enstar Group Ltd.(a)	2,708	162,074
Greenlight Capital Re Ltd. Class A(a)	11,373	208,467
Harleysville Group Inc.	4,734	146,849
Infinity Property and Casualty Corp.	5,224	217,005
IPC Holdings Ltd.	17,673	511,457
Max Capital Group Ltd.	17,996	359,380
MGIC Investment Corp.(b)	46,791	308,821
National Western Life Insurance Co. Class A	909	121,006
Platinum Underwriters Holdings Ltd.	19,529	659,104
Protective Life Corp.	31,881	476,621
Safety Insurance Group Inc.	5,937	191,528
Selective Insurance Group Inc.	20,151	301,056
StanCorp Financial Group Inc.	18,609	640,522
State Auto Financial Corp.	5,410	93,539
United Fire & Casualty Co.	8,907	149,727
Unitrin Inc.	17,783	234,558
Universal American Corp.(a)	16,022	145,800
Validus Holdings Ltd.(b)	12,401	281,503

		8,365,670

INTERNET—0.32%
United Online Inc.	30,876	283,442

		283,442
IRON & STEEL—1.27%
AK Steel Holding Corp.	41,485	816,010
Carpenter Technology Corp.	16,831	314,571

		1,130,581
LEISURE TIME—0.80%
Brunswick Corp.	33,513	240,623
Polaris Industries Inc.	12,323	466,672

		707,295
LODGING—0.37%
Ameristar Casinos Inc.	9,059	169,313
Gaylord Entertainment Co.(a)(b)	11,473	163,720

		333,033
MACHINERY—0.36%
Briggs & Stratton Corp.	18,840	323,483

		323,483
MANUFACTURING—3.52%
A.O. Smith Corp.	7,685	300,022
Barnes Group Inc.	16,036	225,627
Carlisle Companies Inc.	23,175	726,073
Ceradyne Inc.(a)	9,888	178,478
Crane Co.	19,375	411,138
Eastman Kodak Co.	98,923	293,801
Koppers Holdings Inc.	7,713	215,270
Lancaster Colony Corp.	7,587	345,512
Trinity Industries Inc.	30,598	427,148

		3,123,069
MEDIA—1.81%
Gannett Co. Inc.	88,212	617,484
Meredith Corp.(b)	13,765	364,360
New York Times Co. (The) Class A(b)	44,736	352,072
Scholastic Corp.	11,958	269,653

		1,603,569
METAL FABRICATE & HARDWARE—0.67%
Timken Co. (The)	29,333	597,807

		597,807
MINING—1.72%
Century Aluminum Co.(a)	17,729	148,569
Coeur d’Alene Mines Corp.(a)	26,211	372,196
Compass Minerals International Inc.	12,262	652,216
Kaiser Aluminum Corp.	5,821	192,442
USEC Inc.(a)(b)	41,640	161,147

		1,526,570
OFFICE FURNISHINGS—0.32%
HNI Corp.	12,871	286,766

		286,766

OIL & GAS—2.02%
Alon USA Energy Inc.	5,113	51,283
Frontier Oil Corp.	39,216	545,102
Holly Corp.	15,940	339,044
Penn Virginia Corp.	17,479	335,772
Swift Energy Co.(a)	11,901	234,450
W&T Offshore Inc.	14,316	153,038
Western Refining Inc.(a)	20,540	133,715

		1,792,404
OIL & GAS SERVICES—0.70%
Basic Energy Services Inc.(a)	9,502	64,139
Complete Production Services Inc.(a)	24,308	200,784
Helix Energy Solutions Group Inc.(a)	34,372	360,562

		625,485
REAL ESTATE—1.02%
Forest City Enterprises Inc. Class A	43,294	309,119
Jones Lang LaSalle Inc.	15,684	595,365

		904,484
REAL ESTATE INVESTMENT TRUSTS—15.95%
Alexandria Real Estate Equities Inc.	15,379	586,094
American Campus Communities Inc.	20,839	477,838
Anworth Mortgage Asset Corp.	41,401	312,164
Apartment Investment and Management Co. Class A	44,530	417,691
Brandywine Realty Trust	48,194	394,227
CapitalSource Inc.	93,661	434,587
Capstead Mortgage Corp.	25,348	338,649
CBL & Associates Properties Inc.	50,532	300,160
Chimera Investment Corp.	234,676	840,140
DCT Industrial Trust Inc.	77,109	351,617
Developers Diversified Realty Corp.	57,225	321,032
DiamondRock Hospitality Co.	41,108	277,890
Entertainment Properties Trust	13,318	363,715
Equity One Inc.(b)	16,821	253,156
Franklin Street Properties Corp.	25,855	368,692
Hatteras Financial Corp.	14,309	405,374
Healthcare Realty Trust Inc.	23,471	455,572
Highwoods Properties Inc.	26,645	682,378
Hospitality Properties Trust	41,931	662,090
HRPT Properties Trust	88,312	425,664
Inland Real Estate Corp.	30,594	225,784
Kilroy Realty Corp.	16,687	393,813
LaSalle Hotel Properties	24,157	360,181
Lexington Realty Trust	32,117	137,461
Macerich Co. (The)	30,230	594,624
MFA Financial Inc.	87,250	645,650
National Health Investors Inc.	9,627	299,785
National Retail Properties Inc.	30,457	600,307
Post Properties Inc.	16,809	238,015
Redwood Trust Inc.	26,692	433,745
SL Green Realty Corp.	28,701	739,912
Sovran Self Storage Inc.	8,416	226,559
UDR Inc.	57,996	606,058

		14,170,624
RETAIL—6.35%
AnnTaylor Stores Corp.(a)	22,591	272,673

Barnes & Noble Inc.	14,895	343,032
Bob Evans Farms Inc.	11,819	342,987
Brinker International Inc.	38,429	639,459
Cabela’s Inc.(a)	15,747	255,259
Collective Brands Inc.(a)	24,306	386,952
Cracker Barrel Old Country Store Inc.	8,546	246,638
Dillard’s Inc. Class A	21,050	223,341
Domino’s Pizza Inc.(a)	16,180	133,000
Group 1 Automotive Inc.	9,145	269,412
Office Depot Inc.(a)	103,885	472,677
OfficeMax Inc.	29,224	272,075
RadioShack Corp.	47,491	736,585
Regis Corp.	20,881	285,234
Saks Inc.(a)	47,973	245,622
Williams-Sonoma Inc.	36,492	513,078

		5,638,024
SAVINGS & LOANS—1.19%
Astoria Financial Corp.	33,972	329,868
Provident Financial Services Inc.	21,854	258,751
Washington Federal Inc.	33,594	467,964

		1,056,583
SEMICONDUCTORS—0.78%
Amkor Technology Inc.(a)(b)	44,056	275,791
Fairchild Semiconductor International Inc.(a)	47,261	417,315

		693,106
SOFTWARE—0.55%
Avid Technology Inc.(a)	10,600	129,850
Fair Isaac Corp.	18,492	354,861

		484,711
TELECOMMUNICATIONS—1.05%
Cincinnati Bell Inc.(a)	81,877	256,275
Global Crossing Ltd.(a)	11,742	127,636
3Com Corp.(a)	145,550	548,724

		932,635
TEXTILES—0.18%
G&K Services Inc. Class A	7,160	162,675

		162,675
TRANSPORTATION—1.73%
Alexander & Baldwin Inc.	15,765	460,653
Arkansas Best Corp.	8,674	247,036
Atlas Air Worldwide Holdings Inc.(a)	4,935	123,178
Bristow Group Inc.(a)	10,482	346,954
General Maritime Corp.	20,234	168,549
Ship Finance International Ltd.	15,372	189,537

		1,535,907
TRUCKING & LEASING—0.35%
Aircastle Ltd.	17,278	125,438
AMERCO(a)	2,227	99,948
Textainer Group Holdings Ltd.	6,829	82,085

		307,471
WATER—0.28%
American States Water Co.	6,784	246,598

		246,598

TOTAL COMMON STOCKS
(Cost: $96,484,221)		88,678,768

Security	Shares	Value

SHORT-TERM INVESTMENTS—5.11%

MONEY MARKET FUNDS—5.11%
Barclays Global Investors Funds Institutional Money Market Fund, SL Agency Shares
0.33%(c)(d)(e)	3,856,897	3,856,897
Barclays Global Investors Funds Prime Money Market Fund, SL Agency Shares
0.26%(c)(d)(e)	534,066	534,066
Barclays Global Investors Funds Treasury Money Market Fund, SL Agency Shares
0.12%(c)(d)	153,832	153,832

		4,544,795

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,544,795)		4,544,795

TOTAL INVESTMENTS IN SECURITIES—104.94%
(Cost: $101,029,016)		93,223,563
Other Assets, Less Liabilities—(4.94)%		(4,391,151)

NET ASSETS—100.00%		$88,832,412

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares Cohen & Steers Realty Majors, iShares Dow Jones International Select Dividend (formerly iShares Dow Jones EPAC Select Dividend), iShares Dow Jones Select Dividend, iShares Dow Jones Transportation Average, iShares Dow Jones U.S. Aerospace & Defense, iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Broker-Dealers, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Healthcare Providers, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Home Construction, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Insurance, iShares Dow Jones U.S. Medical Devices, iShares Dow Jones U.S. Oil Equipment & Services, iShares Dow Jones U.S. Oil & Gas Exploration & Production, iShares Dow Jones U.S. Pharmaceuticals, iShares Dow Jones U.S. Real Estate, iShares Dow Jones U.S. Regional Banks, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S., iShares Dow Jones U.S. Utilities Sector, iShares FTSE EPRA/NAREIT Developed Asia, iShares FTSE EPRA/NAREIT Developed Europe, iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S., iShares FTSE EPRA/NAREIT North America, iShares FTSE KLD 400 Social (formerly iShares KLD 400 Social), iShares FTSE KLD Select Social (formerly iShares KLD Select SocialSM), iShares FTSE NAREIT Industrial/Office Capped, iShares FTSE NAREIT Mortgage Plus Capped, iShares FTSE NAREIT Real Estate 50, iShares FTSE NAREIT Residential Plus Capped, iShares FTSE NAREIT Retail Capped, iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds are subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of July 31, 2009. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund and Asset Class	Level 1	Level 2	Level 3	Total
Cohen & Steers Realty Majors	$1,463,562,576	$—	$—	$1,463,562,576
Dow Jones International Select Dividend	72,502,123	—	—	72,502,123
Dow Jones Select Dividend	3,260,280,470	—	—	3,260,280,470
Dow Jones Transportation Average	342,039,703	—	—	342,039,703
Dow Jones U.S. Aerospace & Defense	125,192,300	—	—	125,192,300
Dow Jones U.S. Basic Materials Sector	632,383,484	—	—	632,383,484
Dow Jones U.S. Broker-Dealers	216,602,013	—	—	216,602,013
Dow Jones U.S. Consumer Goods Sector	337,901,540	—	—	337,901,540
Dow Jones U.S. Consumer Services Sector	152,565,335	—	—	152,565,335
Dow Jones U.S. Energy Sector	641,688,053	—	—	641,688,053
Dow Jones U.S. Financial Sector	528,017,349	—	—	528,017,349
Dow Jones U.S. Financial Services	313,802,211	—	—	313,802,211
Dow Jones U.S. Healthcare Providers	105,589,673	—	—	105,589,673
Dow Jones U.S. Healthcare Sector	753,873,954	—	—	753,873,954
Dow Jones U.S. Home Construction	261,958,685	—	—	261,958,685
Dow Jones U.S. Industrial Sector	230,029,882	—	—	230,029,882
Dow Jones U.S. Insurance	29,520,702	—	—	29,520,702
Dow Jones U.S. Medical Devices	290,766,498	—	—	290,766,498
Dow Jones U.S. Oil Equipment & Services	300,969,548	—	—	300,969,548
Dow Jones U.S. Oil & Gas Exploration & Production	332,137,717	—	—	332,137,717
Dow Jones U.S. Pharmaceuticals	100,441,694	—	—	100,441,694
Dow Jones U.S. Real Estate	2,065,788,719	—	—	2,065,788,719
Dow Jones U.S. Regional Banks	126,508,854	—	—	126,508,854
Dow Jones U.S. Technology Sector	1,119,155,114	—	—	1,119,155,114
Dow Jones U.S. Telecommunications Sector	521,401,914	—	—	521,401,914
Dow Jones U.S.	544,248,985	—	—	544,248,985
Dow Jones U.S. Utilities Sector	461,196,925	—	—	461,196,925
FTSE EPRA/NAREIT Developed Asia	14,493,928	—	—	14,493,928

FTSE EPRA/NAREIT Developed Europe
Common Stocks	3,606,591	—	—	3,606,591
Investment Companies	41,760	—	14,924	56,684
Short-Term Investments	14,685	—	—	14,685

Total FTSE EPRA/NAREIT Developed Europe	3,663,036	—	14,924	3,677,960

FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Common Stocks	249,255,435	—	—	249,255,435
Investment Companies	614,000	—	281,477	895,477
Short-Term Investments	14,087,874	—	—	14,087,874

Total FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	263,957,309	—	281,477	264,238,786

FTSE EPRA/NAREIT North America	3,869,408	—	—	3,869,408
FTSE KLD 400 Social	78,559,393	—	—	78,559,393
FTSE KLD Select Social	107,948,659	—	—	107,948,659
FTSE NAREIT Industrial/Office Capped	4,576,545	—	—	4,576,545
FTSE NAREIT Mortgage Plus Capped	37,984,121	—	—	37,984,121
FTSE NAREIT Real Estate 50	16,591,651	—	—	16,591,651
FTSE NAREIT Residential Plus Capped	20,632,417	—	—	20,632,417
FTSE NAREIT Retail Capped	2,715,230	—	—	2,715,230
Morningstar Large Core	246,204,066	—	—	246,204,066
Morningstar Large Growth	374,057,150	—	—	374,057,150
Morningstar Large Value	192,135,910	—	—	192,135,910
Morningstar Mid Core	95,173,470	—	—	95,173,470
Morningstar Mid Growth	162,904,825	—	—	162,904,825
Morningstar Mid Value	84,955,782	—	—	84,955,782
Morningstar Small Core	104,077,289	—	—	104,077,289
Morningstar Small Growth	87,819,675	—	—	87,819,675
Morningstar Small Value	93,223,563	—	—	93,223,563

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended July 31, 2009:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE EPRA/NAREIT Developed Asia
Common Stocks	$33,827	$—	$—	$(33,827)	$—	$—
FTSE EPRA/NAREIT Developed Europe
Investment Companies	—	2,354	—	12,570	14,924	2,978
Rights	5,690	—	—	(5,690)	—	—

	5,690	2,354	—	6,880	14,924	2,978

FTSE EPRA/NAREIT Developed Real Estate ex-U.S.
Common Stocks	427,960	—	—	(427,960)	—	—
Investment Companies	—	43,236	(5,689)	243,930	281,477	38,058
Rights	98,442	—	—	(98,442)	—	—

	526,402	43,236	(5,689)	(282,472)	281,477	38,058

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2009, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers Realty Majors	$2,654,662,593	$—	$(1,191,100,017)	$(1,191,100,017)
Dow Jones International Select Dividend	68,637,818	8,597,844	(4,733,539)	3,864,305
Dow Jones Select Dividend	3,717,374,125	191,048,983	(648,142,638)	(457,093,655)
Dow Jones Transportation Average	446,658,301	—	(104,618,598)	(104,618,598)
Dow Jones U.S. Aerospace & Defense	207,619,332	—	(82,427,032)	(82,427,032)
Dow Jones U.S. Basic Materials Sector	842,382,137	—	(209,998,653)	(209,998,653)
Dow Jones U.S. Broker-Dealers	251,897,123	—	(35,295,110)	(35,295,110)
Dow Jones U.S. Consumer Goods Sector	410,796,952	—	(72,895,412)	(72,895,412)
Dow Jones U.S. Consumer Services Sector	233,470,458	—	(80,905,123)	(80,905,123)
Dow Jones U.S. Energy Sector	848,004,059	—	(206,316,006)	(206,316,006)
Dow Jones U.S. Financial Sector	871,899,840	—	(343,882,491)	(343,882,491)
Dow Jones U.S. Financial Services	457,277,207	—	(143,474,996)	(143,474,996)
Dow Jones U.S. Healthcare Providers	148,997,210	—	(43,407,537)	(43,407,537)
Dow Jones U.S. Healthcare Sector	1,013,496,045	—	(259,622,091)	(259,622,091)
Dow Jones U.S. Home Construction	296,832,030	4,691,690	(39,565,035)	(34,873,345)
Dow Jones U.S. Industrial Sector	362,081,586	—	(132,051,704)	(132,051,704)
Dow Jones U.S. Insurance	45,450,154	—	(15,929,452)	(15,929,452)
Dow Jones U.S. Medical Devices	383,068,343	—	(92,301,845)	(92,301,845)
Dow Jones U.S. Oil Equipment & Services	384,775,484	—	(83,805,936)	(83,805,936)
Dow Jones U.S. Oil & Gas Exploration & Production	430,566,725	—	(98,429,008)	(98,429,008)
Dow Jones U.S. Pharmaceuticals	116,310,493	—	(15,868,799)	(15,868,799)
Dow Jones U.S. Real Estate	2,653,518,947	—	(587,730,228)	(587,730,228)
Dow Jones U.S. Regional Banks	208,950,690	—	(82,441,836)	(82,441,836)
Dow Jones U.S. Technology Sector	1,327,883,245	12,071,182	(220,799,313)	(208,728,131)
Dow Jones U.S. Telecommunications Sector	752,208,977	—	(230,807,063)	(230,807,063)
Dow Jones U.S.	646,094,273	12,877,531	(114,722,819)	(101,845,288)

Dow Jones U.S. Utilities Sector	600,751,617	—	(139,554,692)	(139,554,692)
FTSE EPRA/NAREIT Developed Asia	18,833,186	78,502	(4,417,760)	(4,339,258)
FTSE EPRA/NAREIT Developed Europe	5,300,052	—	(1,622,092)	(1,622,092)
FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	282,170,486	12,409,668	(30,341,368)	(17,931,700)
FTSE EPRA/NAREIT North America	5,723,929	—	(1,854,521)	(1,854,521)
FTSE KLD 400 Social	89,218,362	252,242	(10,911,211)	(10,658,969)
FTSE KLD Select Social	120,916,161	1,474,171	(14,441,673)	(12,967,502)
FTSE NAREIT Industrial/Office Capped	6,059,310	—	(1,482,765)	(1,482,765)
FTSE NAREIT Mortgage Plus Capped	36,904,100	1,793,094	(713,073)	1,080,021
FTSE NAREIT Real Estate 50	24,394,795	—	(7,803,144)	(7,803,144)
FTSE NAREIT Residential Plus Capped	20,587,252	169,192	(124,027)	45,165
FTSE NAREIT Retail Capped	3,503,553	—	(788,323)	(788,323)
Morningstar Large Core	251,033,502	10,552,683	(15,382,119)	(4,829,436)
Morningstar Large Growth	420,979,757	12,214,352	(59,136,959)	(46,922,607)
Morningstar Large Value	252,020,820	—	(59,884,910)	(59,884,910)
Morningstar Mid Core	106,612,840	3,864,170	(15,303,540)	(11,439,370)
Morningstar Mid Growth	202,507,351	4,388,921	(43,991,447)	(39,602,526)
Morningstar Mid Value	107,614,138	3,407,839	(26,066,195)	(22,658,356)
Morningstar Small Core	112,224,345	7,500,615	(15,647,671)	(8,147,056)
Morningstar Small Growth	91,454,951	5,435,394	(9,070,670)	(3,635,276)
Morningstar Small Value	102,228,334	6,824,080	(15,828,851)	(9,004,771)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

For the three months ended July 31, 2009, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
Dow Jones Select Dividend
Universal Corp.	1,377	11	55	1,333	$50,732,996	$614,464	$(1,079,962)
Dow Jones U.S. Home Construction
Cavco Industries Inc.	305	47	20	332	11,354,639	—	(164,487)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of July 31, 2009, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BGFA.

4. BLACKROCK TRANSACTION

On June 16, 2009, Barclays PLC, the ultimate parent company of Barclays Global Investors, N.A. (“BGI”) and BGFA, accepted a binding offer and entered into an agreement to sell its interests in BGFA, BGI and certain affiliated companies, to BlackRock, Inc., (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing.

Under the 1940 Act, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with BGFA. In order for the management of each Fund to continue uninterrupted, the Board approved a new investment advisory agreement for each Fund subject to shareholder approval. A special meeting of shareholders of the Funds is scheduled to be held on November 4, 2009. Each shareholder of record as of the close of business on August 25, 2009 will receive notice of and be entitled to vote at the meeting.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 25, 2009

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: September 25, 2009